As filed with the Securities and Exchange Commission on November 22, 2022
Securities Act File No. 33‑26305
Investment Company Act File No. 811‑05742

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post-Effective Amendment No. 1156	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 1158	☒

(Check appropriate box or boxes)

BLACKROCK FUNDSSM
(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway Wilmington, Delaware 19809
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code (800) 441‑7762

John M. Perlowski
BlackRock FundsSM
55 East 52nd Street
New York, New York 10055
United States of America
(Name and Address of Agent for Service)

Copies to:

Jesse C. Kean, Esq Sidley Austin LLP 787 Seventh Avenue New York, New York 10019	Janey Ahn, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055
It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)

☒	On November 28, 2022 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.001 per share.

NOVEMBER 28, 2022

Prospectus

BlackRock FundsSM  |  Investor A and Institutional Shares

•	BlackRock Liquid Environmentally Aware Fund
Investor A: LEAXX • Institutional: LEFXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Fund, including investment objective, principal investment strategies, principal risk factors, fee and expense information, and historical performance information

	Investment Objective	3

	Fees and Expenses of the Fund	3

	Principal Investment Strategies of the Fund	3

	Principal Risks of Investing in the Fund	4

	Performance Information	6

	Investment Manager	7

	Purchase and Sale of Fund Shares	7

	Tax Information	8

	Payments to Broker/Dealers and Other Financial Intermediaries	8

Details About the Fund	Information about how the Fund invests, including investment objective, investment process, principal strategies and risk factors

	How the Fund Invests	9

	Investment Risks	13

Account Information	Information about account services, shareholder transactions, and distribution and other payments

	How to Choose the Share Class that Best Suits Your Needs	18

	Details About the Share Classes	20

	Distribution and Shareholder Servicing Payments	20

	How to Buy, Sell and Transfer Shares	21

	Fund’s Rights	26

	Liquidity Fees and Redemption Gates	27

	Participation in Fee‑Based Programs	28

	Short-Term Trading Policy	28

	Master/Feeder Structure	28

Management of the Fund	Information About BlackRock

	BlackRock	29

	Conflicts of Interest	30

	Valuation of Fund Investments	31

	Dividends, Distributions and Taxes	31

Financial Highlights	Financial Performance of the Fund	33

General Information	Shareholder Documents	35

	Certain Fund Policies	35

	Statement of Additional Information	35

Glossary	Glossary of Investment Terms	36

For More Information	Fund and Service Providers	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Investment Objective

The investment objective of BlackRock Liquid Environmentally Aware Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below. More information about these fees and expenses is available from your Financial Intermediary and in the “Details About the Share Classes” section on page 20 of the Fund’s prospectus and in the “Purchase of Shares” section on page II‑29 of Part II of the Fund’s Statement of Additional Information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares
Management Fee	0.10%	0.10%
Distribution and/or Service (12b‑1) Fees	0.25%	None
Other Expenses[1,2]	0.27%	0.15%
Administration Fee	0.10%	0.10%
Miscellaneous Other Expenses[1,2]	0.17%	0.05%
Total Annual Fund Operating Expenses[2]	0.62%	0.25%
Fee Waivers and/or Expense Reimbursements[3]	(0.17)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.45%	0.20%

[1]	Miscellaneous Other Expenses have been restated to reflect current fees.

[2]
Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees.

[3]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 29, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.00% for Investor A Shares and Institutional Shares through June 30, 2033. This agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$46	$144	$252	$567
Institutional Shares	$20	$64	$113	$255
Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non‑fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.

BlackRock will consider the following as part of the Fund’s environmental criteria:

∎
The Fund will invest in securities whose issuer (or guarantor, if applicable) at the time of the Fund’s investment have better than average performance in environmental practices. In evaluating performance in environmental practices, BlackRock will use data or other environmental, social, or governance risk metrics including ratings provided by independent research vendor(s) in determining whether to invest (or continue to invest) in securities issued or guaranteed by a particular entity. These independent research vendor(s) may consider one or more of the following factors: Issuer or industry exposure to environmentally intensive activities, disclosures by an issuer around climate-related issues and environmental matters or specific targets or plans by an issuer to manage environmental exposures. These independent vendor(s) may also consider environmental issues relative to a specific sector. BlackRock may change an independent research vendor at any time in its discretion. BlackRock will consider factors such as emissions, energy and water intensity, waste generation, green revenues and environmental disclosure levels in evaluating the environmental performance of an issuer or guarantor.

∎	U.S. Government securities will be considered to have met the Fund’s environmental criteria

∎	The Fund will not invest in securities issued or guaranteed by entities:

—	that derive more than 5% of their revenue from fossil fuels mining, exploration or refinement; or

—	that derive more than 5% of their revenue from thermal coal or nuclear energy based power generation.
In determining the efficacy of an issuer’s or guarantor’s environmental practices, BlackRock may also employ a proprietary model it has developed to consider the impact of various actions of an issuer or guarantor. The model uses third party data as well as information obtained by BlackRock to assess whether particular environmental factors may be material to an issuer or guarantor and capture any momentum around these factors. The model also seeks to consider more current headline news around an issuer or guarantor. The model may employ different inputs and weigh the significance of those inputs differently than the third party data sources that are used. BlackRock will conduct, as appropriate, its environmental evaluation of issuers and guarantors relative to a specific sector or across multiple sectors.
In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as tender option bonds, beneficial interests in municipal trust certificates and partnership trusts. The Fund may invest in “green” bonds where, in the opinion of BlackRock, the use of proceeds from the sale of these securities will be used to finance projects intended to generate an environmental benefit. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund may invest up to 20% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer (and, if applicable, guarantor) have below average performance in environmental practices or whose issuer (and, if applicable, guarantor) are not evaluated by any independent research vendor(s) currently used by the Fund, and whose issuer (and, if applicable, guarantor) do not otherwise meet the Fund’s environmental criteria.
The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).
Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

∎
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

∎
Environmental Criteria Risk — The risk that because the Fund’s environmental criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria. Consequently, the Fund may underperform funds that do not utilize an environmental strategy. BlackRock’s assessment of an issuer’s environmental criteria may change over time, which could cause the Fund to hold securities that may no longer meet BlackRock’s current environmental criteria.

In evaluating the environmental criteria for an issuer or guarantor, BlackRock is dependent upon information and data that may be incomplete, inaccurate or unavailable. Currently, environmental data often lacks standardization, consistency and in some cases transparency. There may be different methodologies used by different data sources who compile environmental ratings of issuers or guarantors. This could adversely affect the analysis of the environmental criteria relevant to a particular issuer or guarantor. If BlackRock were to solely rely on this data, the Fund may invest in issuers or guarantors who may not meet the environmental criteria for investment. Investing on the basis of environmental criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by any vendors of BlackRock or any judgment exercised by BlackRock will reflect the beliefs or values of any particular investor.

∎
Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

∎	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

∎
Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

∎
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

∎
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. Because the Fund invests in short-term instruments these events have caused some instruments to have declining yields, which may impair the results of the Fund if these conditions persisted. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

∎
Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

∎
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

∎
Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

∎
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

∎
U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

∎
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

∎
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a‑7 under the Investment Company Act. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441‑7450.
Institutional Shares
ANNUAL TOTAL RETURNS
BlackRock Liquid Environmentally Aware Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.30% (quarter ended March 31, 2020) and the lowest return for a quarter was –0.01% (quarter ended December 31, 2021). The year‑to‑date return as of September 30, 2022 was 0.69%.

For the periods ended 12/31/21 Average Annual Total Returns	1 Year	Since Inception (April 8, 2019)
BlackRock Liquid Environmentally Aware Fund — Institutional Shares
Return Before Taxes	0.01%	0.78%
BlackRock Liquid Environmentally Aware Fund — Investor A Shares
Return Before Taxes	(0.02)%	0.65%
To obtain the Fund’s current 7‑day yield, call (800) 441‑7450 or visit the Fund’s website at www.blackrock.com/cash.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”). The Fund’s sub-adviser is BlackRock International Limited (the “Sub-Adviser”). Where applicable, “BlackRock” refers also to the Sub-Adviser.
Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of the Fund each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open.
To purchase or sell shares of the Fund you should contact your Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441‑7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/cash. You have until the close of the federal funds wire (normally 6:45 p.m. Eastern time) to get your purchase money in to the Fund on the day of your purchase or your purchase order will be cancelled.
The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.

	Investor A Shares	Institutional Shares
Minimum Initial Investment
$1,000 for all accounts except:
•  $50, if establishing an Automatic Investment Plan.
•  There is no investment minimum for employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs).
•  There is no investment minimum for certain fee‑based programs.

There is no minimum initial investment for:
•  Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares.
•  Clients of Financial Intermediaries that: (i) charge such clients a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with the Fund’s distributor to offer Institutional Shares through a no‑load program or investment platform.
•  Clients investing through a self-directed IRA brokerage account program sponsored by a retirement plan record-keeper, provided that such program offers only mutual fund options and that the program maintains an account with the Fund on an omnibus basis.

$2 million for individuals and “Institutional Investors,” which include, but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations and insurance company separate accounts who may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares.

$1,000 for:
•  Clients investing through Financial Intermediaries that offer such shares on a platform that charges a transaction based sales commission outside of the Fund.
•  Tax‑qualified accounts for insurance agents that are registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer Institutional Shares, and the family members of such persons.

	Investor A Shares	Institutional Shares
Minimum Additional Investment	$50 for all accounts (with the exception of certain employer-sponsored retirement plans which may have a lower minimum).	No subsequent minimum.
Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax‑exempt investor or are investing through a qualified tax‑exempt plan described in section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax when distributions are received from such tax‑deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

Details About the Fund

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of BlackRock Liquid Environmentally Aware Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), and your rights as a shareholder.
How the Fund Invests

The Fund is a non‑retail, non‑government money market fund under Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

∎
The Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 36.

∎
Pursuant to Rule 2a‑7, the Fund is subject to a “general liquidity requirement” that requires that the Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the Investment Company Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require the Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

∎
The Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

∎
The Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and the Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 36.

∎
The Fund’s net asset value (“NAV”) per share, calculated as described in “Management of the Fund — Valuation of Fund Investments,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

∎
The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months.

∎
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act, and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”). For a discussion of Eligible Securities, please see the Glossary.

The Board will be permitted to impose a liquidity fee on redemptions from the Fund (up to 2%) or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information — Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates.
Investment Objective
The investment objective of the Fund is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.
Should the Board determine that the investment objective of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. To the extent the Fund invests in repurchase agreements, the Fund currently intends to invest only in repurchase agreements collateralized by U.S. Government securities and cash. Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non‑fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.
BlackRock will consider the following as part of the Fund’s environmental criteria:

∎
The Fund will invest in securities whose issuer (or guarantor, if applicable) at the time of the Fund’s investment have better than average performance in environmental practices. In evaluating performance in environmental practices, BlackRock will use data or other environmental, social, or governance risk metrics including ratings provided by independent research vendor(s) in determining whether to invest (or continue to invest) in securities issued or guaranteed by a particular entity. These independent research vendor(s) may consider one or more of the following factors: Issuer or industry exposure to environmentally intensive activities, disclosures by an issuer around climate-related issues and environmental matters or specific targets or plans by an issuer to manage environmental exposures. These independent vendor(s) may also consider environmental issues relative to a specific sector. BlackRock may change an independent research vendor at any time in its discretion. BlackRock will consider factors such as emissions, energy and water intensity, waste generation, green revenues and environmental disclosure levels in evaluating the environmental performance of an issuer or guarantor.

∎	U.S. Government securities will be considered to have met the Fund’s environmental criteria

∎	The Fund will not invest in securities issued or guaranteed by entities:

—	that derive more than 5% of their revenue from fossil fuels mining, exploration or refinement; or

—	that derive more than 5% of their revenue from thermal coal or nuclear energy based power generation.
In determining the efficacy of an issuer’s or guarantor’s environmental practices, BlackRock may also employ a proprietary model it has developed to consider the impact of various actions of an issuer or guarantor. The model uses third party data as well as information obtained by BlackRock to assess whether particular environmental factors may be material to an issuer or guarantor and capture any momentum around these factors. The model also seeks to consider more current headline news around an issuer or guarantor. The model may employ different inputs and weigh the significance of those inputs differently than the third party data sources that are used. BlackRock will conduct, as appropriate, its environmental evaluation of issuers and guarantors relative to a specific sector or across multiple sectors.
When known at the time of purchase, Fund management may also consider an issuer’s or guarantor’s commitment to support sustainable palm oil.
In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as tender option bonds, beneficial interests in municipal trust certificates and partnership trusts. The Fund may invest in “green” bonds where, in the opinion of BlackRock, the use of proceeds from the sale of these securities will be used to finance projects intended to generate an environmental benefit. For purposes of compliance with the Fund’s 80% investment policy, (1) the Fund’s investment in “green” bonds will not be deemed to qualify unless the issuer or guarantor of such bonds, in the opinion of BlackRock, at the time of purchase, meets the Fund’s environmental criteria and (2) the Fund’s investment in repurchase agreements will not be deemed to qualify except to the extent that both the repurchase agreement counterparty and the issuer (or guarantor, if applicable) of the security subject to the repurchase agreement, in the opinion of BlackRock, at the time of purchase, meet the Fund’s environmental criteria. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund may invest up to 20% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer (and, if applicable, guarantor) have below average performance in environmental practices or whose issuer (and, if applicable, guarantor) are not evaluated by any independent research vendor(s) currently used by the Fund, and whose issuer (and, if applicable, guarantor) do not otherwise meet the Fund’s environmental criteria.
The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a‑7 under the Investment Company Act, and other rules of the SEC. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.
Pursuant to Rule 2a‑7 under the Investment Company Act, the Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

Additionally, a security purchased by the Fund (or the issuers of such security) will be:

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a security that has short-term ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

∎	a security that is issued or guaranteed by a person with such ratings;

∎	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

∎	a security issued by other open‑end investment companies that invest in the type of obligations in which the Fund may invest; or

∎	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.
During periods of unusual market conditions or during temporary defensive periods, the Fund may depart from its principal investment strategies. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or the Fund may invest without limit in U.S. Treasury securities. Uninvested cash reserves may not earn income. Temporary defensive investments may limit the Fund’s ability to achieve its investment objective.
Principal Investments
The section below describes the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI.
Specifically, the Fund may invest in:

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Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

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Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers.

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Funding Agreements. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

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Loan Participations. The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

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Master Demand or Term Notes. The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. and foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

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Mortgage- and Asset-Backed Obligations. The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

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Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for the Fund’s repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. However, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that the Fund could not hold directly without the repurchase obligation.

The Fund may transfer uninvested cash balances into a single joint account at the Fund’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

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U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

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U.S. Treasury Obligations. The Fund may invest in direct obligations of the U.S. Treasury. The Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

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Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

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When-Issued, Delayed Delivery and Forward Commitment Transactions. The Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. The Fund expects that commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase securities on a when-issued, delayed delivery or forward commitment basis for speculative purposes but only in furtherance of its investment objective. The Fund does not receive income from securities purchased on a when-issued, delayed delivery or forward commitment basis prior to delivery of such securities.

Other Strategies
In addition to the principal investment strategies discussed above, the Fund may also invest or engage in the following investments/strategies:

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Borrowing. During periods of unusual market conditions, the Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief. The Fund will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured.

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Illiquid Investments. The Fund will not invest more than 5% of the value of its total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value.

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Investment Company Securities. The Fund may invest in securities issued by other open‑end or closed‑end investment companies, including affiliated investment companies, subject to the applicable limits under the Investment Company Act and the rules thereunder. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with the Fund’s investment objective and policies, certain variable rate demand securities issued by closed‑end funds, which invest primarily in portfolios of taxable or tax‑exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed‑end municipal bond funds will be exempt from federal income tax.

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Municipal Obligations. The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as tender option bonds, beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

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Restricted Securities. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.

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Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one‑third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

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Securities Lending. The Fund may lend its securities with a value of up to one‑third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

∎	Uninvested Cash Reserves. The Fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash reserves will not earn income.

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U.S. Treasury Floating Rate Notes. The Fund may invest in U.S. Treasury Floating Rate Notes (“FRNs”). These are two‑year notes issued by the U.S. Treasury that reset their interest rates on a weekly basis. At maturity, the face value of an FRN is paid to the note holder.

Investment Risks

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The following is a description of certain risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in the Fund

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Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

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Environmental Criteria Risk — The risk that because the Fund’s environmental criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria. Consequently, the Fund may underperform funds that do not utilize an environmental strategy. BlackRock’s assessment of an issuer’s environmental criteria may change over time, which could cause the Fund to hold securities that may no longer meet BlackRock’s current environmental criteria.

In evaluating the environmental criteria for an issuer or guarantor, BlackRock is dependent upon information and data that may be incomplete, inaccurate or unavailable. Currently, environmental data often lacks standardization, consistency and in some cases transparency. There may be different methodologies used by different data sources who compile environmental ratings of issuers or guarantors. This could adversely affect the analysis of the environmental criteria relevant to a particular issuer or guarantor. If BlackRock were to solely rely on this data, the Fund may invest in issuers or guarantors who may not meet the environmental criteria for investment. Investing on the basis of environmental criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by any vendors of BlackRock or any judgment exercised by BlackRock will reflect the beliefs or values of any particular investor.

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Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

∎	Income Risk — The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

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Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. Because the Fund invests in short-term instruments these events have caused some instruments to have declining yields, which may impair the results of the Fund if these conditions persisted. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

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Mortgage- and Asset-Backed Securities Risks — Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.
Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by

Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.
The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

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Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

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Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

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Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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U.S. Government Obligations Risk — Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

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Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

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When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Fund
The Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies, including:

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Borrowing Risk — Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

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Cyber Security Risk — Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

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Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

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Illiquid Investments Risk — The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

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Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including exchange-traded funds (“ETFs”), are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

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Large Shareholder and Large-Scale Redemption Risk — Certain shareholders, including a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. These redemptions may force the Fund to sell portfolio securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Fund. In addition, large redemptions can result in the Fund’s current expenses being allocated over a smaller asset base, which generally could result in an increase in the Fund’s expense ratio.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.
Tax‑Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax‑exempt status of interest on municipal obligations and payments under tax‑exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax‑exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

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Restricted Securities Risk — Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.

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Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.

∎
Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

∎
Valuation Risk — The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Account Information

How to Choose the Share Class that Best Suits Your Needs

The Fund currently offers multiple share classes (Investor A and Institutional Shares in this prospectus), each with its own expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio of the Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) can help you determine which share class is best suited to your personal financial goals.
If you select Institutional Shares of the Fund, you will not pay any sales charge or service fees. However, only certain investors may buy Institutional Shares. Investor A Shares are subject to an ongoing service fee of 0.25% per year.
The Fund’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BlackRock.
The table on the following pages summarizes key features of each of the share classes offered by this prospectus.

Share Classes at a Glance[1]
	Investor A	Institutional
Availability	Generally available through Financial Intermediaries.
Limited to certain investors, including:
•  Individuals and “Institutional Investors,” which include, but are not limited to, endowments, foundations, family offices, local, city and state governmental institutions, corporations and insurance company separate accounts, who may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares.
•  Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares.
•  Employees, officers and directors/trustees of BlackRock or its affiliates and immediate family members of such persons, if they open an account directly with BlackRock.
•  Participants in certain programs sponsored by BlackRock or its affiliates or other Financial Intermediaries.
•  Tax‑qualified accounts for insurance agents that are registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Distributor to offer Institutional Shares, and the family members of such persons.
•  Clients investing through Financial Intermediaries that have entered into an agreement with the Distributor to offer such shares on a platform that charges a transaction based sales commission outside of the Fund.

Share Classes at a Glance[1]
	Investor A	Institutional
Availability (continued)
•  Clients investing through a self-directed IRA brokerage account program sponsored by a retirement plan record-keeper, provided that such program offers only mutual fund options and that the program maintains an account with the Fund on an omnibus basis.

Minimum Investment
$1,000 for all accounts except:
•  $50, if establishing an Automatic Investment Plan (“AIP”).
•  There is no investment minimum for employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs).
•  There is no investment minimum for certain fee‑based programs.

There is no investment minimum for:
•  Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies.
•  Employees, officers and directors/trustees of BlackRock or its affiliates and immediate family members of such persons, if they open an account directly with BlackRock.
•  Clients of Financial Intermediaries that: (i) charge such clients a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with the Distributor to offer Institutional Shares through a no‑load program or investment platform.
•  Clients investing through a self-directed IRA brokerage account program sponsored by a retirement plan record-keeper, provided that such program offers only mutual fund options and that the program maintains an account with the Fund on an omnibus basis.

$2 million for individuals and Institutional Investors.

$1,000 investment minimum for:
•  Clients investing through Financial Intermediaries that offer such shares on a platform that charges a transaction based sales commission outside of the Fund.
•  Tax‑qualified accounts for insurance agents that are registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Distributor to offer Institutional Shares, and the family members of such persons.

Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No.	No.
Distribution and Service (12b‑1) Fees?	No Distribution Fee. 0.25% Annual Service Fee.	No.
Redemption Fees?	The Fund may impose a liquidity fee under certain limited circumstances. See “Liquidity Fees and Redemption Gates” below.	The Fund may impose a liquidity fee under certain limited circumstances. See “Liquidity Fees and Redemption Gates” below.
Conversion to Investor A Shares?	N/A	No.
Advantage	Generally available to most investors.	No ongoing distribution or shareholder servicing fees.
Disadvantage	You pay ongoing shareholder servicing fees.	Limited availability.

[1]	Please see “Details About the Share Classes” for more information about each share class.

The following pages will cover the additional details of each share class, including the eligibility requirements for purchasing Institutional Shares.
Details About the Share Classes

Investor A Shares at Net Asset Value
Investor A Shares are not subject to any sales charge.
Institutional Shares
Institutional Shares are not subject to any sales charge. Only certain investors are eligible to buy Institutional Shares. Your Financial Intermediary can help you determine whether you are eligible to buy Institutional Shares. The Fund may permit a lower initial investment for certain investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum investment requirement. Certain Financial Intermediaries may also impose additional minimum investment requirements.
Institutional Shares may also be available on certain brokerage platforms. An investor transacting in Institutional Shares on such brokerage platforms through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.
Eligible Institutional Shares investors include the following:

∎
Individuals and “Institutional Investors” with a minimum initial investment of $2 million who may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares;

∎
Clients of Financial Intermediaries that: (i) charge such clients a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with the Distributor to offer Institutional Shares through a no‑load program or investment platform, in each case, with no minimum initial investment;

∎
Clients investing through Financial Intermediaries that have entered into an agreement with the Distributor to offer such shares on a platform that charges a transaction based sales commission outside of the Fund, with a minimum initial investment of $1,000;

∎
Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which is not subject to any minimum initial investment and may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares;

∎
Trust department clients of Bank of America, N.A. and its affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans); (ii) otherwise have investment discretion; or (iii) act as custodian for at least $2 million in assets, who are not subject to any minimum initial investment;

∎
Holders of certain Bank of America Corporation (“BofA Corp.”) sponsored unit investment trusts (“UITs”) who reinvest dividends received from such UITs in shares of the Fund, who are not subject to any minimum initial investment;

∎
Employees, officers and directors/trustees of BlackRock, Inc., mutual funds sponsored by BlackRock or its affiliates (“BlackRock Funds”), BofA Corp., Barclays PLC (“Barclays”) or their respective affiliates and immediate family members of such persons, if they open an account directly with BlackRock, who are not subject to any minimum initial investment;

∎
Tax‑qualified accounts for insurance agents that are registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Distributor to offer Institutional Shares, and the family members of such persons; and

∎
Clients investing through a self-directed IRA brokerage account program sponsored by a retirement plan record-keeper, provided that such program offers only mutual fund options and that the program maintains an account with the Fund on an omnibus basis.

The Fund reserves the right to modify or waive the above-stated policies at any time.
Distribution and Shareholder Servicing Payments

Plan Payments
The Trust, on behalf of the Fund, has adopted a plan (the “Plan”) pursuant to Rule 12b‑1 under the Investment Company Act with respect to the Investor A Shares that allows the Fund to pay shareholder servicing fees for certain services provided to its shareholders.

Under the Plan, the Fund pays shareholder servicing fees (also referred to as general shareholder liaison services fees) to Financial Intermediaries for providing support services to their customers who own Investor A Shares of the Fund. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Investor A Shares of the Fund. All Investor A Shares pay this shareholder servicing fee. Institutional Shares do not pay a shareholder servicing fee.
In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Investor A Shares:

∎
Answering customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions or repurchases of shares may be effected and certain other matters pertaining to the customers’ investments;

∎	Assisting customers in designating and changing dividend options, account designations and addresses; and

∎	Providing other similar shareholder liaison services.
The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares.
Because the fees paid by the Fund under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information on the Plan, including a complete list of services provided thereunder, see the SAI.
Other Payments by the Fund
In addition to fees that the Fund may pay to a Financial Intermediary pursuant to the Plan and fees the Fund pays to its transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), BlackRock, on behalf of the Fund, may enter into non‑Plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub‑transfer agency, sub‑accounting and/or shareholder services. These non‑Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub‑transfer agency, sub‑accounting and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you.
Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.
How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through your Financial Intermediary. You may also buy, sell and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling or transferring shares through BlackRock, call (800) 441‑7762. Because the selection of a mutual fund involves many considerations, your Financial Intermediary may help you with this decision.
With certain limited exceptions, the Fund is generally available only to investors residing in the United States and may not be distributed by a foreign Financial Intermediary. Under this policy, in order to accept new accounts or additional investments into existing accounts, the Fund generally requires that (i) a shareholder that is a natural person be a U.S. citizen or resident alien, in each case residing within the United States or a U.S. territory (including APO/FPO/DPO addresses), and have a valid U.S. taxpayer identification number, and (ii) a Financial Intermediary or a shareholder that is an entity be domiciled in the United States and have a valid U.S. taxpayer identification number or be domiciled in a U.S. territory and have a valid U.S. taxpayer identification number or IRS Form W‑8. Any existing account that is updated to reflect a non‑U.S. address will also be restricted from making additional investments.
The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, the Fund may waive certain requirements regarding the purchase, sale or transfer of shares described below.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	First, select the share class appropriate for you	Refer to the “Share Classes at a Glance” table in this prospectus (be sure to read this prospectus carefully). When you place your initial order, you must indicate which share class you select (if you do not specify a share class and do not qualify to purchase Institutional Shares, you will receive Investor A Shares). Certain factors, such as the amount of your investment, your time frame for investing, and your financial goals, may affect which share class you choose. Your Financial Intermediary can help you determine which share class is appropriate for you.
	Next, determine the amount of your investment	Refer to the minimum initial investment in the “Share Classes at a Glance” table of this prospectus. See “Account Information — Details About the Share Classes” for information on a lower initial investment requirement for certain Fund investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum investment requirement.
Have your Financial Intermediary submit your purchase order
Purchase orders received by the Fund’s transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), before 3:00 p.m. (Eastern time) on each business day will be priced based on the next NAV calculated on that day, and if you send your payment by Federal funds or other immediately available funds no later than the close of the federal funds wire (normally 6:45 p.m. (Eastern time)) you will receive that day’s dividends. Certain Financial Intermediaries, however, may require submission of orders prior to that time. Purchase orders placed after 2:55 p.m. (Eastern time) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

NAV is calculated separately for each class of shares of the Fund as of 3:00 p.m. (Eastern time), each business day. Shares will be priced on days that both the New York Stock Exchange (the “NYSE”) and the Federal Reserve Bank of Philadelphia are open (each such day, a “business day”). The Fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the NYSE is closed due to an emergency. Both the NYSE and the Federal Reserve Bank of Philadelphia are closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veteran’s Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday.

Purchase orders placed after 3:00 p.m. (Eastern time) will be priced at the NAV determined on the next business day.

A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown in the Fund’s “Fees and Expenses” table.

The Fund may reject any order to buy shares and may suspend the sale of shares at any time, including when a redemption gate is in place (see “Account Information — Liquidity Fees and Redemption Gates” below). Certain Financial Intermediaries may charge a processing fee to confirm a purchase.

	Or contact BlackRock (for accounts held directly with BlackRock)	To purchase shares directly from BlackRock, call (800) 441‑7762 and request a new account application. Mail the completed application along with a check payable to BlackRock Funds to the Transfer Agent, at the address on the application.

How to Buy Shares (continued)

	Your Choices	Important Information for You to Know

Add to Your Investment	Purchase additional shares	For Investor A Shares, the minimum investment for additional purchases is generally $50 for all accounts (with the exception of certain employer-sponsored retirement plans which may have a lower minimum for additional purchase). The minimums for additional purchases may be waived under certain circumstances. Institutional Shares have no minimum for additional purchases.
	Have your Financial Intermediary submit your purchase order for additional shares	To purchase additional shares you may contact your Financial Intermediary. For more details on purchasing by Internet see below.
Or contact BlackRock (for accounts held directly with BlackRock)
Purchase by Telephone: Call (800) 441‑7762 and speak with one of our representatives. The Fund has the right to reject any telephone request for any reason.

Purchase in Writing: You may send a written request to BlackRock at the address on the back cover of this prospectus.

Purchase by VRU: Investor A Shares may also be purchased by use of the Fund’s automated voice response unit (“VRU”) service at (800) 441‑7762.

Purchase by Internet: You may purchase your shares, and view activity in your account, by logging onto the BlackRock website at www.blackrock.com/cash. Purchases made on the Internet using the Automated Clearing House (“ACH”) will have a trade date that is the day after the purchase is made.

Certain clients’ purchase orders of Institutional Shares placed prior to the close of business will be priced at the NAV determined that day. Purchase orders placed after 2:55 p.m. (Eastern time) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason. Contact your Financial Intermediary or BlackRock for further information. Limits on amounts that may be purchased via Internet may vary. For additional information, call BlackRock at (800) 441‑7762. Please also read the Fund’s interest-based Access Request Form and the Terms and Conditions before attempting to transact online.

	Acquire additional shares by reinvesting dividends and capital gains	All dividends and capital gains distributions are automatically reinvested in shares of the Fund at net asset value. To make any changes to your dividend and/or capital gains distributions options, please call (800) 441‑7762, or contact your Financial Intermediary (if your account is not held directly with BlackRock).
How to Pay for Shares	Making payment for purchases
Payment for an order must be made in Federal funds or other immediately available funds by the time specified by your Financial Intermediary, but in no event later than the close of the federal funds wire (normally 6:45 p.m. (Eastern time)). If payment is not received by this time, the order will be canceled and you and your Financial Intermediary will be responsible for any loss to the Fund. For shares purchased directly from the Fund, a check payable to BlackRock Funds which bears the name of the Fund must accompany a completed purchase application. There is a $20 fee for each purchase check that is returned due to insufficient funds. The Fund does not accept third-party checks. You may also wire Federal funds to the Transfer Agent to purchase shares, but you must call (800) 441‑7762 before doing so to confirm the wiring instructions.

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial Redemption of Shares	Have your Financial Intermediary submit your sales order	You can make redemption requests through your Financial Intermediary. Shareholders should indicate whether they are redeeming Investor A or Institutional Shares. The price of your shares is based on the next calculation of the Fund’s NAV after your order is placed. For your redemption request to be priced at the NAV on the day of your request, you must submit your request to your Financial Intermediary prior to that day’s close of business (generally, 3:00 p.m. Eastern time). Certain Financial Intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the NAV at the close of business on the next business day. Financial Intermediaries may charge a fee to process a redemption of shares. Shareholders should indicate which class of shares they are redeeming. The Fund may reject an order to sell shares under certain circumstances. Redemption orders placed after 2:55 p.m. (Eastern time) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.
Selling shares held directly with BlackRock
Methods of Redeeming
Redeem by Telephone: You may sell Investor A Shares held at BlackRock by telephone request if certain conditions are met and if the amount being sold is less than (i) $100,000 for payments by check or (ii) $250,000 for payments through ACH or wire transfer. Certain redemption requests, such as those in excess of these amounts, must be in writing with a medallion signature guarantee. For Institutional Shares, certain redemption requests may require written instructions with a medallion signature guarantee. Call (800) 441‑7762 for details. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

The Fund, its administrator and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find alternative redemption methods below.

Redeem by VRU: Investor A Shares may also be redeemed by use of the Fund’s automated VRU service. Proceeds for Investor A Shares redeemed by the VRU service may be paid for non‑retirement accounts in amounts up to $25,000, either through check, ACH or wire. If the Fund imposes a liquidity fee or a redemption gate, you will not be permitted to use the automated VRU service to redeem shares of the Fund until the Fund has notified shareholders that the liquidity fee or redemption gate has been lifted; provided however, you will still be able to redeem shares of the Fund as otherwise described in “How to Sell Shares” during a liquidity fee subject to such liquidity fee. Please see “Account Information — Liquidity Fees and Redemption Gates” below for more information.

Redeem by Internet: You may redeem in your account, by logging onto the BlackRock website at www.blackrock.com/cash. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. Redemption orders placed after 2:55 p.m. (Eastern time) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund reserves the right to limit the amount of such orders that will be paid on the same day. Proceeds for Investor A Shares redeemed by Internet may be paid

How to Sell Shares (continued)

	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)
for non‑retirement accounts in amounts up to $25,000, either through check, ACH or wire. Different maximums may apply to investors in Institutional Shares.

Redeem in Writing: You may sell shares held at BlackRock by writing to BlackRock. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent via check, ACH or wire to the bank account of record.

Payment of Redemption Proceeds
Redemption proceeds may be paid by check or, if the Fund has verified banking information on file, through ACH or by wire transfer.

Payment by Check: BlackRock will typically mail redemption proceeds one business day following receipt of a properly completed request, but in any event, within seven days. Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail. You are responsible for any additional charges imposed by your bank for this service.

The Fund reserves the right to reinvest any dividend or distribution amounts (e.g., income dividends or capital gains) which you have elected to receive by check should your check be returned as undeliverable or remain uncashed for more than 6 months. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV next calculated, on the day of the investment. When reinvested, those amounts are subject to the risk of loss like any fund investment. If you elect to receive distributions in cash and a check remains undeliverable or uncashed for more than 6 months, your cash election may also be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution.

Payment by Wire Transfer: Proceeds for redeemed shares for which a redemption order is received before 3:00 p.m. (Eastern time) on a business day are normally paid in Federal funds wired to the redeeming shareholder on the same business day, provided that the Fund’s custodian is also open for business. Proceeds for redemption orders received on a day when the Fund’s custodian is closed are normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service. No charge for wiring redemption payments with respect to Institutional Shares is imposed by the Fund.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.

How to Sell Shares (continued)

	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)

Payment by ACH: Redemption proceeds may be sent to the shareholder’s bank account (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before 3:00 p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day, with receipt at the receiving bank within the next two business days (48-72 hours), provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 3:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally sent on the next business day following redemption on which the Fund’s custodian is open for business.

The Fund reserves the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund. No charge for sending redemption payments via ACH is imposed by the Fund.

* * *

If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days. Please see “Account Information — Liquidity Fees and Redemption Gates” for more information.

Under normal and stressed market conditions, the Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.

How to Transfer Your Account

	Your Choices	Important Information for You to Know

Transfer Shares to Another Financial Intermediary	Transfer to a participating Financial Intermediary
You may transfer your shares of the Fund only to another Financial Intermediary that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.

If your account is held directly with BlackRock, you may call (800) 441‑7762 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of shares.

Transfer to a non‑participating Financial Intermediary
You must either:
•  Transfer your shares to an account with the Fund; or
•  Sell your shares, paying any applicable fees.

If your account is held directly with BlackRock, you may call (800) 441‑7762 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of shares.

Fund’s Rights

The Fund may:

∎	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act;

∎
Postpone the date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;

∎	Redeem shares for property other than cash as may be permitted under the Investment Company Act; and

∎	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.
Suspension of Redemptions Upon Liquidation. If the Board, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act, determines that the Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, then the Board, subject to certain conditions, may, where the Board has determined to liquidate the Fund irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.
Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (the “Fund Minimum”), and may redeem the shares in your account if the NAV of those shares in your account falls below $500 for any reason, including market fluctuation.
You will be notified that the value of your account is less than the Fund Minimum before the Fund makes any involuntary redemption. This notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $500 before the Fund makes an involuntary redemption. This involuntary redemption will not charge any deferred sales charge, and may not apply to accounts of certain employer-sponsored retirement plans (not including IRAs), qualified state tuition plan (529 Plan) accounts, and select fee‑based programs at your Financial Intermediary.
Liquidity Fees and Redemption Gates

Under Rule 2a‑7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period, in the event that the Fund’s weekly liquid assets fall below the following thresholds:

∎
30% weekly liquid assets — If the weekly liquid assets of the Fund fall below 30% of the Fund’s total assets, and the Board determines it is in the best interests of the Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

∎
10% weekly liquid assets — If the weekly liquid assets of the Fund fall below 10% of the Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once the Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.
If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of the Fund. The Fund may not accept purchases during the period that a liquidity fee has been imposed.
If the Board imposes a redemption gate, the Fund will not accept purchase or redemption orders until the Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to the Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of the Fund, but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.
Under certain circumstances, the Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.
The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of the Fund fall below 30% of the Fund’s total assets.
Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N‑CR and will be available on the website of the Fund (www.blackrock.com/cash). In addition, the Fund will make such announcements through a supplement to its registration statement and may further communicate such actions through other means.
Financial Intermediaries will be required promptly to take such actions reasonably requested by the Fund or its agent to implement, modify or remove, or to assist the Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

Participation in Fee‑Based Programs

If you participate in certain fee‑based programs offered by BlackRock or an affiliate of BlackRock, or by Financial Intermediaries that have agreements with the Distributor or in certain fee‑based programs in which BlackRock participates, you may be able to buy Institutional Shares. You generally cannot transfer shares held through a fee‑based program into another account. Instead, if you choose to leave the fee‑based program, you may have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and service fees. This may be a taxable event and you may pay any redemption fee. Please speak to your Financial Intermediary for information about specific policies and procedures applicable to your account.
Generally, upon termination of a fee‑based program, the shares may be liquidated, or the shares can be held in an account. In certain instances, when a shareholder chooses to continue to hold the shares, whatever share class was held in the program can be held after termination. Shares that have been held for less than specified periods within the program may be subject to a fee upon redemption. Shareholders that held Investor A or Institutional Shares in the program may be eligible to purchase additional shares of the respective share class of the Fund. Additional purchases of Institutional Shares are permitted only if you have an existing position at the time of purchase or are otherwise eligible to purchase Institutional Shares. Please speak to your Financial Intermediary for more information.
Details about the features of each fee‑based program and the relevant charges, terms and conditions are included in the client agreement for each fee‑based program and are available from your Financial Intermediary. Please speak to your Financial Intermediary for more information.
Short-Term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has evaluated the risks of market timing activities by the Fund’s shareholders and has determined that due to (i) the nature of the Fund’s portfolio holdings, and (ii) the nature of the Fund’s shareholders, it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Fund by shareholders would result in a negative impact to the Fund or its shareholders. As a result, the Board has not adopted policies and procedures to deter short-term trading in the Fund. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.
Master/Feeder Structure

The Fund may in the future determine to become a “feeder” fund that invests all of its assets in another open‑end investment company (a “master fund”) that has the same investment objective and strategies as the Fund. This structure is sometimes called a “master/feeder” structure. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. In a master/feeder structure, all investments will be made at the master level and the Fund’s investment results will correspond directly to the investment results of the underlying master in which it invests. A feeder fund may withdraw from its master fund at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage its assets directly.
A master fund may accept investments from other feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeder funds may offset each other and produce a lower net cash flow.
However, each feeder fund can set its own transaction minimums, fund specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund.
Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a fund that is a feeder fund over the operations of its master fund.

Management of the Fund

BlackRock

BlackRock, the Fund’s investment adviser, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Fund, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.
BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock International Limited (the “Sub-Adviser”), a registered investment adviser organized in 1995, is an affiliate of BlackRock and acts as a sub-adviser for the Fund. BlackRock and its affiliates had approximately $7.961 trillion in investment company and other portfolio assets under management as of September 30, 2022.
BlackRock serves as manager to the Fund pursuant to an investment advisory agreement (the “Management Agreement”), which provides that BlackRock is entitled to receive for the services it provides to the Fund a fee at the annual rate of 0.10% of the average daily net assets of the Fund computed daily and payable monthly. BlackRock is responsible for the day to day management of the Fund’s portfolio.
BlackRock has contractually agreed to cap Miscellaneous Other Expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any) of each share class of the Fund at the levels shown below and in the Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if the Miscellaneous Other Expenses exceed a certain limit.
With respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous Other Expenses to the amounts noted in the table below.

Contractual Caps[1] on Miscellaneous Other Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)

Investor A	0.00%

Institutional	0.00%

1. The contractual caps are in effect through June 30, 2033. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

2. As a percentage of average daily net assets.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this voluntary waiver and/or reimbursement at any time without notice.
For the fiscal year ended July 31, 2022, the Fund paid BlackRock aggregate management fees, net of any applicable waivers, equal to 0.05% of the Fund’s average daily net assets.
BlackRock has entered into a sub-advisory agreement with the Sub-Adviser. Under the sub-advisory agreement, BlackRock pays the Sub-Adviser for services it provides for that portion of the Fund for which it acts as sub-adviser a fee equal to a percentage of the management fee paid to BlackRock under the Management Agreement.
A discussion of the basis for the Board’s approval of the Management Agreement with respect to the Fund is included in the Fund’s annual shareholder report for the fiscal year ended July 31, 2022. A discussion of the basis for the Board’s approval of the sub-advisory agreement with the Sub-Adviser is included in the Fund’s annual shareholder report for the fiscal year ending July 31, 2022.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.
BlackRock or its affiliates will use at least 5% of BlackRock’s net revenue from its management fee from the Fund to purchase and then retire carbon credits either directly or through a third-party organization. These purchases will be made at least annually, with BlackRock maintaining the option to increase, decrease or terminate these purchases in its sole discretion at any time.
Additionally, BlackRock may at its discretion enter into a license agreement (a “License Agreement”) with one or more charitable organizations that is tax‑exempt under 501(c)(3) of the Internal Revenue Code of 1986 from time to time. Pursuant to the relevant License Agreement, the charitable organization would grant BlackRock a license permitting BlackRock to use the charitable organization’s name and logo. BlackRock will pay a license fee to each such charitable organization for such use.
No charitable organization will provide any investment advisory services to BlackRock or the Fund or participate in, or have any influence on, the day‑to‑day operations of, the Fund.
Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders.
BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. BlackRock or one or more Affiliates act or may act as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest. The Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as structured notes) by entities for which an Affiliate provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. BlackRock or one or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Fund and BlackRock, to the extent permitted under the Investment Company Act). The trading activities of BlackRock and these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in BlackRock or an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Fund.
Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by BlackRock or an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BlackRock or an Affiliate or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock or its Affiliates may adversely impact the Fund. Transactions by one or more clients or BlackRock or its Affiliates or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to BlackRock or one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Trust, on behalf of the Fund, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the securities lending agent will receive a fee from the Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.
The activities of BlackRock and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.
Valuation of Fund Investments

When you buy shares, you pay the NAV. This is the offering price. Shares are also redeemed at their NAV, minus any applicable deferred sales charge or redemption fee. The NAV used in determining your share price is the next one calculated after your purchase or redemption order is received. The NAV of each class of shares normally is determined once daily on each business day, generally as of 3:00 p.m., Eastern time, based on prices at such time. The NAV of shares is calculated by dividing the value of the net assets of each class of shares (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the class, generally rounded to the fourth decimal place.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to BlackRock’s valuation policies and procedures. BlackRock has been designated by the Board as the valuation designee for the Fund pursuant to Rule 2a-5 under the Investment Company Act.
Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
The Fund values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with BlackRock’s valuation policies and procedures. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless BlackRock determines in good faith that such method does not represent fair value.
Generally, trading in non-U.S. securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the Fund’s close of business. The values of such securities used in computing the NAV of the Fund’s shares are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, BlackRock will fair value the Fund’s investments in accordance with its policies and procedures. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of, the Fund.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used.
Dividends, Distributions and Taxes

Distributions of net investment income derived by the Fund, if any, are declared daily and paid at least monthly and net realized capital gains, if any, will be distributed at least annually. Dividends will be reinvested automatically in the form of additional shares of the same class of the Fund at NAV, unless you instruct the Transfer Agent in writing to pay them in cash. Dividends that are declared but unpaid will remain in the gross assets of the Fund and will, therefore, continue to earn income for the Fund’s shareholders. Shareholders redeeming their shares will receive all dividends declared through the date immediately preceding the date of redemption. The Fund anticipates that a significant amount of the distributions may be taxed as ordinary income, although the Fund may distribute capital gains as well. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.
You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, except as discussed below you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Fund distributions derived from qualified dividend income, which consists of dividends received from U.S. corporations and qualifying foreign corporations, and from long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for individuals, depending on whether their income exceeds certain threshold amounts, which are adjusted annually for inflation.
Because the Fund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so‑called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the Fund within 30 days before or after such a redemption.
The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a‑7 of the Investment Company Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund (whether or not it has a floating NAV) may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.
If the Fund imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.
Any such liquidity fee will constitute an asset of the Fund and will serve to benefit non‑redeeming shareholders. However, the Fund does not intend to distribute such fees to non‑redeeming shareholders. Such fees may, however, raise the Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
Your dividends and redemption proceeds will be subject to backup withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
This section summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

Financial Highlights

The Financial Highlights tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	BlackRock Liquid Environmentally Aware Fund
	Institutional
	Year Ended July 31,				Period from 04/08/19(a) to 07/31/19
(For a share outstanding throughout each period)	2022	2021	2020
Net asset value, beginning of period	$1.0005	$1.0010	$1.0001		$1.0000
Net investment income(b)	0.0032	0.0005	0.0116		0.0072
Net realized and unrealized gain (loss)	(0.0008)	(0.0003)	0.0021		0.0002
Net increase from investment operations	0.0024	0.0002	0.0137		0.0074
Distributions(c)
From net investment income	(0.0032)	(0.0006)	(0.0128)		(0.0073)
From net realized gain	—	(0.0001)	(0.0000	)(d)	—
Total distributions	(0.0032)	(0.0007)	(0.0128)		(0.0073)
Net asset value, end of period	$0.9997	$1.0005	$1.0010		$1.0001
Total Return(e)
Based on net asset value	0.24%	0.02%	1.38%		0.75	%(f)
Ratios to Average Net Assets
Total expenses	0.26%	0.24%	0.28%		0.30	%(g)(h)
Total expenses after fees waived and/or reimbursed	0.16%	0.17%	0.21%		0.19	%(h)
Net investment income	0.32%	0.05%	1.16%		2.30	%(h)
Supplemental Data
Net assets, end of period (000)	$240,465	$322,578	$227,698		$65,788
(a)  Commencement of operations.
(b)  Based on average shares outstanding.
(c)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)  Amount is greater than $(0.00005) per share.
(e)  Where applicable, assumes the reinvestment of distributions.
(f)   Aggregate total return.
(g)   Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.37%.
(h)  Annualized.

Financial Highlights (continued)

	BlackRock Liquid Environmentally Aware Fund
	Investor A
	Year Ended July 31,					Period from 04/08/19(a) to 07/31/19
(For a share outstanding throughout each period)	2022	2021		2020
Net asset value, beginning of period	$1.0005	$1.0010		$1.0001		$1.0000
Net investment income (b)	0.0024	0.0004		0.0098		0.0066
Net realized and unrealized gain (loss)	(0.0008)	(0.0004)		0.0015		0.0001
Net increase from investment operations	0.0016	0.0000		0.0113		0.0067
Distributions(c)
From net investment income	(0.0024)	(0.0004)		(0.0104)		(0.0066)
From net realized gain	—	(0.0001)		(0.0000	)(d)	—
Total distributions	(0.0024)	(0.0005)		(0.0104)		(0.0066)
Net asset value, end of period	$0.9997	$1.0005		$1.0010		$1.0001
Total Return(e)
Based on net asset value	0.16%	0.00	%(f)	1.13%		0.67	%(g)
Ratios to Average Net Assets
Total expenses	0.63%	0.61%		0.56%		0.58	%(h)(i)
Total expenses after fees waived and/or reimbursed	0.25%	0.19%		0.45%		0.44	%(i)
Net investment income	0.24%	0.04%		0.98%		2.10	%(i)
Supplemental Data
Net assets, end of period (000)	$518	$286		$351		$252
(a)  Commencement of operations.
(b)  Based on average shares outstanding.
(c)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)  Amount is greater than $(0.00005) per share.
(e)  Where applicable, assumes the reinvestment of distributions.
(f)   Amount is less than 0.005%.
(g)   Aggregate total return.
(h)  Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.65%.
(i)   Annualized.

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website.
Delivery of Shareholder Documents
The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441‑7762.
Certain Fund Policies

Anti-Money Laundering Requirements
The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non‑public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non‑public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
BlackRock does not sell or disclose to non‑affiliated third parties any non‑public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non‑affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non‑public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non‑public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Statement of Additional Information

If you would like further information about the Fund, including how it invests, please see the SAI.
For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Fund, please see the SAI.
Acquired Fund Fees and Expenses — the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies.
Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.
Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a‑7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating Financial Intermediaries, advertising and promotion.
Dollar-Weighted Average Life — the dollar-weighted average maturity of the Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.
Dollar-Weighted Average Maturity — the average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.
Eligible Securities — Applicable Eligible Securities include:

∎	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the Fund after considering certain factors;

∎	securities issued by other registered investment companies that are money market funds; or

∎	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the Fund sells securities and agrees to buy them back at a particular date and price).
Management Fee — a fee paid to BlackRock for managing the Fund.
Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.
Service Fees — fees used to compensate Financial Intermediaries for certain shareholder servicing activities.
Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a‑7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

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For More Information

Fund and Service Providers

THE FUND
BlackRock FundsSM
BlackRock Liquid Environmentally Aware Fund
100 Bellevue Parkway
Wilmington, Delaware 19809
Written Correspondence:
P.O. Box 9819
Providence, Rhode Island 02940-8019
Overnight Mail:
4400 Computer Drive
Westborough, Massachusetts 01588
(800) 441‑7762
MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809
SUB-ADVISER
BlackRock International Limited
Exchange Place One
1 Semple Street
Edinburgh, EH3 8JB
United Kingdom
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116
ACCOUNTING SERVICES PROVIDER
JPMorgan Chase Bank, N.A.
383 Madison Avenue, Floor 11
New York, New York 10179
DISTRIBUTOR
BlackRock Investments, LLC
40 East 52nd Street
New York, New York 10022
CUSTODIANS
JPMorgan Chase Bank, N.A.
383 Madison Avenue, Floor 11
New York, New York 10179
The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286
COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019

Additional Information

For more information:
This prospectus contains important information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports
These reports contain additional information about the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated November 28, 2022, has been filed with the Securities and Exchange Commission (“SEC”). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 441‑7762. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
BlackRock Investor Services
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), on any business day. Call: (800) 441‑7762.
Purchases and Redemptions
Call your Financial Intermediary or BlackRock Investor Services at (800) 441‑7762.
World Wide Web
General Fund information and specific Fund performance, including the SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence
BlackRock FundsSM
P.O. Box 9819
Providence, Rhode Island 02940
Overnight Mail
BlackRock FundsSM
4400 Computer Drive
Westborough, Massachusetts 01588
Internal Wholesalers/Broker Dealer Support
Available on any business day to support investment professionals. Call: (800) 882‑0052.
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882‑0052.
Securities and Exchange Commission
You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e‑mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
INVESTMENT COMPANY ACT FILE # 811‑05742

PRO-LEAF-1122

NOVEMBER 28, 2022

Prospectus

BlackRock FundsSM  |  Direct Shares

•	BlackRock Liquid Environmentally Aware Fund
Direct: LEDXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Fund, including investment objective, principal investment strategies, principal risk factors, fee and expense information, and historical performance information

	Investment Objective	3

	Fees and Expenses of the Fund	3

	Principal Investment Strategies of the Fund	3

	Principal Risks of Investing in the Fund	4

	Performance Information	6

	Investment Manager	7

	Purchase and Sale of Fund Shares	7

	Tax Information	7

Details About the Fund	Information about how the Fund invests, including investment objective, investment process, principal strategies and risk factors

	How the Fund Invests	8

	Investment Risks	12

Account Information	Information about account services, shareholder transactions, and distribution and other payments

	Details About the Share Class	17

	How to Buy and Sell Shares	17

	Fund’s Rights	19

	Liquidity Fees and Redemption Gates	19

	Short-Term Trading Policy	20

	Master/Feeder Structure	20

Management of the Fund	Information About BlackRock

	BlackRock	22

	Conflicts of Interest	23

	Valuation of Fund Investments	24

	Dividends, Distributions and Taxes	24

Financial Highlights	Financial Performance of the Fund	26

General Information	Shareholder Documents	27

	Certain Fund Policies	27

	Statement of Additional Information	27

Glossary	Glossary of Investment Terms	28

For More Information	Fund and Service Providers	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Investment Objective

The investment objective of BlackRock Liquid Environmentally Aware Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Direct Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Direct Shares
Management Fee	0.10%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses[1,2]	0.08%
Administration Fee	0.04%
Miscellaneous Other Expenses[1],2	0.04%
Total Annual Fund Operating Expenses[2]	0.18%
Fee Waivers and/or Expense Reimbursements[3]	(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.14%

[1]	Miscellaneous Other Expenses have been restated to reflect current fees.

[2]
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Miscellaneous Other Expenses to reflect current fees.

[3]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 22, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.00% of average daily net assets through June 30, 2033. This agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Direct Shares	$14	$45	$79	$179
Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non‑fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.
BlackRock will consider the following as part of the Fund’s environmental criteria:

∎
The Fund will invest in securities whose issuer (or guarantor, if applicable) at the time of the Fund’s investment have better than average performance in environmental practices. In evaluating performance in environmental practices, BlackRock will use data or other environmental, social, or governance risk metrics including ratings provided by

3

independent research vendor(s) in determining whether to invest (or continue to invest) in securities issued or guaranteed by a particular entity. These independent research vendor(s) may consider one or more of the following factors: Issuer or industry exposure to environmentally intensive activities, disclosures by an issuer around climate-related issues and environmental matters or specific targets or plans by an issuer to manage environmental exposures. These independent vendor(s) may also consider environmental issues relative to a specific sector. BlackRock may change an independent research vendor at any time in its discretion. BlackRock will consider factors such as emissions, energy and water intensity, waste generation, green revenues and environmental disclosure levels in evaluating the environmental performance of an issuer or guarantor.

∎	U.S. Government securities will be considered to have met the Fund’s environmental criteria

∎	The Fund will not invest in securities issued or guaranteed by entities:

—	that derive more than 5% of their revenue from fossil fuels mining, exploration or refinement; or

—	that derive more than 5% of their revenue from thermal coal or nuclear energy based power generation.
In determining the efficacy of an issuer’s or guarantor’s environmental practices, BlackRock may also employ a proprietary model it has developed to consider the impact of various actions of an issuer or guarantor. The model uses third party data as well as information obtained by BlackRock to assess whether particular environmental factors may be material to an issuer or guarantor and capture any momentum around these factors. The model also seeks to consider more current headline news around an issuer or guarantor. The model may employ different inputs and weigh the significance of those inputs differently than the third party data sources that are used. BlackRock will conduct, as appropriate, its environmental evaluation of issuers and guarantors relative to a specific sector or across multiple sectors.
In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as tender option bonds, beneficial interests in municipal trust certificates and partnership trusts. The Fund may invest in “green” bonds where, in the opinion of BlackRock, the use of proceeds from the sale of these securities will be used to finance projects intended to generate an environmental benefit. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund may invest up to 20% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer (and, if applicable, guarantor) have below average performance in environmental practices or whose issuer (and, if applicable, guarantor) are not evaluated by any independent research vendor(s) currently used by the Fund, and whose issuer (and, if applicable, guarantor) do not otherwise meet the Fund’s environmental criteria.
The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).
Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

∎
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

∎
Environmental Criteria Risk — The risk that because the Fund’s environmental criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria. Consequently, the Fund may underperform funds that do not utilize an environmental strategy. BlackRock’s assessment of an issuer’s environmental criteria may change over time, which could cause the Fund to hold securities that may no longer meet BlackRock’s current environmental criteria.

4

In evaluating the environmental criteria for an issuer or guarantor, BlackRock is dependent upon information and data that may be incomplete, inaccurate or unavailable. Currently, environmental data often lacks standardization, consistency and in some cases transparency. There may be different methodologies used by different data sources who compile environmental ratings of issuers or guarantors. This could adversely affect the analysis of the environmental criteria relevant to a particular issuer or guarantor. If BlackRock were to solely rely on this data, the Fund may invest in issuers or guarantors who may not meet the environmental criteria for investment. Investing on the basis of environmental criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by any vendors of BlackRock or any judgment exercised by BlackRock will reflect the beliefs or values of any particular investor.

∎
Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

∎	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

∎
Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

∎
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

∎
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. Because the Fund invests in short-term instruments these events have caused some instruments to have declining yields, which may impair the results of the Fund if these conditions persisted. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

∎
Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

∎
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

∎
Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur

5

costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

∎
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

∎
U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

∎
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

∎
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a‑7 under the Investment Company Act. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441‑7450.
Direct Shares
ANNUAL TOTAL RETURNS
BlackRock Liquid Environmentally Aware Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.33% (quarter ended March 31, 2020) and the lowest return for a quarter was -0.01% (quarter ended December 31, 2021). The year‑to‑date return as of September 30, 2022 was 0.72%.

For the periods ended 12/31/21 Average Annual Total Returns	1 Year	Since Inception (April 8, 2019)
BlackRock Liquid Environmentally Aware Fund — Direct Shares
Return Before Taxes	0.03%	0.84%
To obtain the Fund’s current 7‑day yield, call (800) 441‑7450 or visit the Fund’s website at www.blackrock.com/cash.

6

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”). The Fund’s sub‑adviser is BlackRock International Limited (the “Sub-Adviser”). Where applicable, “BlackRock” refers also to the Sub-Adviser.
Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of the Fund each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open.
You generally must purchase or sell Direct Shares of the Fund through Cachematrix® by BlackRock, available via www.blackrock.com/cash. If you are experiencing difficulty placing an order through Cachematrix® by BlackRock, please contact the Fund at (800) 441‑7450. You have until the close of the federal funds wire (normally 6:45 p.m. Eastern time) to get your purchase money in to the Fund on the day of your purchase or your purchase order will be cancelled.
The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.

Direct Shares
Minimum Initial Investment	$1 million for individuals and institutional investors
Minimum Additional Investment	No subsequent minimum.
Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax‑exempt investor or are investing through a qualified tax‑exempt plan described in section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax when distributions are received from such tax‑deferred arrangements.

7

Details About the Fund

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of BlackRock Liquid Environmentally Aware Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), and your rights as a shareholder.
How the Fund Invests

The Fund is a non‑retail, non‑government money market fund under Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

∎
The Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 28.

∎
Pursuant to Rule 2a‑7, the Fund is subject to a “general liquidity requirement” that requires that the Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the Investment Company Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require the Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

∎
The Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

∎
The Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and the Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 28.

∎
The Fund’s net asset value (“NAV”) per share, calculated as described in “Management of the Fund — Valuation of Fund Investments,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

∎
The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months.

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The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act, and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”). For a discussion of Eligible Securities, please see the Glossary.

The Board will be permitted to impose a liquidity fee on redemptions from the Fund (up to 2%) or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information — Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates.
Investment Objective
The investment objective of the Fund is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.
Should the Board determine that the investment objective of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase

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agreements. To the extent the Fund invests in repurchase agreements, the Fund currently intends to invest only in repurchase agreements collateralized by U.S. Government securities and cash. Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non‑fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.
BlackRock will consider the following as part of the Fund’s environmental criteria:

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The Fund will invest in securities whose issuer (or guarantor, if applicable) at the time of the Fund’s investment have better than average performance in environmental practices. In evaluating performance in environmental practices, BlackRock will use data or other environmental, social, or governance risk metrics including ratings provided by independent research vendor(s) in determining whether to invest (or continue to invest) in securities issued or guaranteed by a particular entity. These independent research vendor(s) may consider one or more of the following factors: Issuer or industry exposure to environmentally intensive activities, disclosures by an issuer around climate-related issues and environmental matters or specific targets or plans by an issuer to manage environmental exposures. These independent vendor(s) may also consider environmental issues relative to a specific sector. BlackRock may change an independent research vendor at any time in its discretion. BlackRock will consider factors such as emissions, energy and water intensity, waste generation, green revenues and environmental disclosure levels in evaluating the environmental performance of an issuer or guarantor.

∎	U.S. Government securities will be considered to have met the Fund’s environmental criteria

∎	The Fund will not invest in securities issued or guaranteed by entities:

—	that derive more than 5% of their revenue from fossil fuels mining, exploration or refinement; or

—	that derive more than 5% of their revenue from thermal coal or nuclear energy based power generation.
In determining the efficacy of an issuer’s or guarantor’s environmental practices, BlackRock may also employ a proprietary model it has developed to consider the impact of various actions of an issuer or guarantor. The model uses third party data as well as information obtained by BlackRock to assess whether particular environmental factors may be material to an issuer or guarantor and capture any momentum around these factors. The model also seeks to consider more current headline news around an issuer or guarantor. The model may employ different inputs and weigh the significance of those inputs differently than the third party data sources that are used. BlackRock will conduct, as appropriate, its environmental evaluation of issuers and guarantors relative to a specific sector or across multiple sectors.
When known at the time of purchase, Fund management may also consider an issuer’s or guarantor’s commitment to support sustainable palm oil.
In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as tender option bonds, beneficial interests in municipal trust certificates and partnership trusts. The Fund may invest in “green” bonds where, in the opinion of BlackRock, the use of proceeds from the sale of these securities will be used to finance projects intended to generate an environmental benefit. For purposes of compliance with the Fund’s 80% investment policy, (1) the Fund’s investment in “green” bonds will not be deemed to qualify unless the issuer or guarantor of such bonds, in the opinion of BlackRock, at the time of purchase, meets the Fund’s environmental criteria and (2) the Fund’s investment in repurchase agreements will not be deemed to qualify except to the extent that both the repurchase agreement counterparty and the issuer (or guarantor, if applicable) of the security subject to the repurchase agreement, in the opinion of BlackRock, at the time of purchase, meet the Fund’s environmental criteria. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund may invest up to 20% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer (and, if applicable, guarantor) have below average performance in environmental practices or whose issuer (and, if applicable, guarantor) are not evaluated by any independent research vendor(s) currently used by the Fund, and whose issuer (and, if applicable, guarantor) do not otherwise meet the Fund’s environmental criteria.
The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a‑7 under the Investment Company Act, and other rules of the SEC. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.
Pursuant to Rule 2a‑7 under the Investment Company Act, the Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

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Additionally, a security purchased by the Fund (or the issuers of such security) will be:

∎
a security that has short-term ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

∎	a security that is issued or guaranteed by a person with such ratings;

∎	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

∎	a security issued by other open‑end investment companies that invest in the type of obligations in which the Fund may invest; or

∎	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.
During periods of unusual market conditions or during temporary defensive periods, the Fund may depart from its principal investment strategies. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or the Fund may invest without limit in U.S. Treasury securities. Uninvested cash reserves may not earn income. Temporary defensive investments may limit the Fund’s ability to achieve its investment objective.
Principal Investments
The section below describes the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI.
Specifically, the Fund may invest in:

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Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

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Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers.

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Funding Agreements. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

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Loan Participations. The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

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Master Demand or Term Notes. The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. and foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

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Mortgage- and Asset-Backed Obligations. The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

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Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the

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seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for the Fund’s repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. However, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that the Fund could not hold directly without the repurchase obligation.

The Fund may transfer uninvested cash balances into a single joint account at the Fund’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

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U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

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U.S. Treasury Obligations. The Fund may invest in direct obligations of the U.S. Treasury. The Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

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Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

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When-Issued, Delayed Delivery and Forward Commitment Transactions. The Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. The Fund expects that commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase securities on a when-issued, delayed delivery or forward commitment basis for speculative purposes but only in furtherance of its investment objective. The Fund does not receive income from securities purchased on a when-issued, delayed delivery or forward commitment basis prior to delivery of such securities.

Other Strategies
In addition to the principal investment strategies discussed above, the Fund may also invest or engage in the following investments/strategies:

∎
Borrowing. During periods of unusual market conditions, the Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief. The Fund will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured.

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Illiquid Investments. The Fund will not invest more than 5% of the value of its total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value.

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Investment Company Securities. The Fund may invest in securities issued by other open‑end or closed‑end investment companies, including affiliated investment companies, subject to the applicable limits under the Investment Company Act and the rules thereunder. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with the Fund’s investment objective and policies, certain variable rate demand securities issued by closed‑end funds, which invest primarily in portfolios of taxable or tax‑exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed‑end municipal bond funds will be exempt from federal income tax.

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Municipal Obligations. The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as tender option bonds, beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

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Restricted Securities. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.

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Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one‑third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

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∎
Securities Lending. The Fund may lend its securities with a value of up to one‑third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

∎	Uninvested Cash Reserves. The Fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash reserves will not earn income.

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U.S. Treasury Floating Rate Notes. The Fund may invest in U.S. Treasury Floating Rate Notes (“FRNs”). These are two-year notes issued by the U.S. Treasury that reset their interest rates on a weekly basis. At maturity, the face value of an FRN is paid to the note holder.

Investment Risks

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The following is a description of certain risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in the Fund

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Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

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Environmental Criteria Risk — The risk that because the Fund’s environmental criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria. Consequently, the Fund may underperform funds that do not utilize an environmental strategy. BlackRock’s assessment of an issuer’s environmental criteria may change over time, which could cause the Fund to hold securities that may no longer meet BlackRock’s current environmental criteria.

In evaluating the environmental criteria for an issuer or guarantor, BlackRock is dependent upon information and data that may be incomplete, inaccurate or unavailable. Currently, environmental data often lacks standardization, consistency and in some cases transparency. There may be different methodologies used by different data sources who compile environmental ratings of issuers or guarantors. This could adversely affect the analysis of the environmental criteria relevant to a particular issuer or guarantor. If BlackRock were to solely rely on this data, the Fund may invest in issuers or guarantors who may not meet the environmental criteria for investment. Investing on the basis of environmental criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by any vendors of BlackRock or any judgment exercised by BlackRock will reflect the beliefs or values of any particular investor.

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Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

∎	Income Risk — The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative

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interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

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Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. Because the Fund invests in short-term instruments these events have caused some instruments to have declining yields, which may impair the results of the Fund if these conditions persisted. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

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Mortgage- and Asset-Backed Securities Risks — Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.
Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

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The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

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Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

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Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

∎
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

∎
U.S. Government Obligations Risk — Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

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Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

∎
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Fund
The Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies, including:

∎
Borrowing Risk — Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

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Cyber Security Risk — Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

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Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

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Illiquid Investments Risk — The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

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Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including exchange-traded funds (“ETFs”), are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

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Large Shareholder and Large-Scale Redemption Risk — Certain shareholders, including a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. These redemptions may force the Fund to sell portfolio securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Fund. In addition, large redemptions can result in the Fund’s current expenses being allocated over a smaller asset base, which generally could result in an increase in the Fund’s expense ratio.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.
Tax‑Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax‑exempt status of interest on municipal obligations and payments under tax‑exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax‑exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio

15

security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

∎
Restricted Securities Risk — Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.

∎
Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.

∎
Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

∎
Valuation Risk — The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

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Account Information

Details About the Share Class

The Fund currently offers multiple share classes (Direct Shares in this prospectus), each with its own expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio of the Fund. Direct Shares are generally only available to investors purchasing or selling through Cachematrix® by BlackRock, available via www.blackrock.com/cash.
The Fund’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BlackRock.
The table below summarizes key features of the Direct Shares class of the Fund.

Direct Shares at a Glance
Availability	Only available through Cachematrix® by BlackRock, available via www.blackrock.com/cash.
Minimum Investment	$1 million for individuals and institutional investors.
Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No.
Distribution and Service (12b‑1) Fees?	No.
Redemption Fees?	The Fund may impose a liquidity fee under certain limited circumstances. See “Liquidity Fees and Redemption Gates” below.
How to Buy and Sell Shares

The chart on the following pages summarizes how to buy and sell shares through Cachematrix® by BlackRock, available via www.blackrock.com/cash. To learn more about buying and selling shares through Cachematrix® by BlackRock, visit www.blackrock.com/cash or call (800) 441‑7450.
With certain limited exceptions, the Fund is generally available only to investors residing in the United States and may not be distributed by a foreign financial intermediary. Under this policy, in order to accept new accounts or additional investments into existing accounts, the Fund generally requires that (i) a shareholder that is a natural person be a U.S. citizen or resident alien, in each case residing within the United States or a U.S. territory (including APO/FPO/DPO addresses), and have a valid U.S. taxpayer identification number, and (ii) a financial intermediary or a shareholder that is an entity be domiciled in the United States and have a valid U.S. taxpayer identification number or be domiciled in a U.S. territory and have a valid U.S. taxpayer identification number or IRS Form W‑8. Any existing account that is updated to reflect a non‑U.S. address will also be restricted from making additional investments.
The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, the Fund may waive certain requirements regarding the purchase or sale of shares described below.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

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How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	Determine the amount of your investment	Refer to the minimum initial investment in the “Direct Shares at a Glance” table of this prospectus.
Submit your purchase order through Cachematrix® by BlackRock
Purchase orders generally must be placed through Cachematrix® by BlackRock, available via www.blackrock.com/cash. Purchase orders placed before 2:55 p.m. (Eastern time) and received by the Fund’s transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), before 3:00 p.m. (Eastern time) on each business day will be priced based on the next NAV calculated on that day, and if you send your payment by Federal funds or other immediately available funds no later than the close of the federal funds wire (normally 6:45 p.m. (Eastern time)) you will receive that day’s dividends.

NAV is calculated separately for each class of shares of the Fund as of 3:00 p.m. (Eastern time), each business day. Shares will be priced on days that both the New York Stock Exchange (the “NYSE”) and the Federal Reserve Bank of Philadelphia are open (each such day, a “business day”). The Fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the NYSE is closed due to an emergency. Both the NYSE and the Federal Reserve Bank of Philadelphia are closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veteran’s Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. Purchase orders placed through Cachematrix® by BlackRock after 2:55 p.m. (Eastern time) will be priced at the NAV determined on the next business day.

If you are experiencing difficulty placing a purchase order through Cachematrix® by BlackRock, please contact the Fund at (800) 441‑7450.

The Fund may reject any order to buy shares and may suspend the sale of shares at any time, including when a redemption gate is in place (see “Account Information — Liquidity Fees and Redemption Gates” below).

Add to Your Investment	Purchase additional shares	Direct Shares have no minimum for additional purchases. Purchase additional Direct Shares through Cachematrix® by BlackRock, available via www.blackrock.com/cash.
	Acquire additional shares by reinvesting dividends and capital gains	All dividends and capital gains distributions are automatically reinvested in shares of the Fund at net asset value. To make any changes to your dividend and/or capital gains distributions options, please log onto Cachematrix® by BlackRock or call (800) 441‑7450.
How to Pay for Shares	Making payment for purchases	Payment for an order must be made in Federal funds or other immediately available funds by the close of the federal funds wire (normally 6:45 p.m. (Eastern time)). If payment is not received by this time, the order will be canceled and you will be responsible for any loss to the Fund. You may also wire Federal funds to the Transfer Agent to purchase shares, but you must call (800) 441‑7450 before doing so to confirm the wiring instructions.

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial Redemption of Shares	Selling shares through Cachematrix® by BlackRock
Make redemption requests through Cachematrix® by BlackRock, available via www.blackrock.com/cash. The price of your shares is based on the next calculation of the Fund’s NAV after your order is placed. For your redemption request to be priced at the NAV on the day of your request, you must submit your request through Cachematrix® by BlackRock prior to 2:55 p.m. (Eastern time) and your request must be received by the Fund’s Transfer Agent before 3:00 p.m. (Eastern time). Any redemption request placed after 2:55 p.m. (Eastern time) will be priced at the NAV at the close of business on the next business day.

If you are experiencing difficulty placing a redemption request through Cachematrix® by BlackRock, please contact the Fund at (800) 441‑7450.

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How to Sell Shares (continued)

	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares through Cachematrix® by BlackRock (continued)

The Fund may reject an order to sell shares under certain circumstances.

Payment of Redemption Proceeds
Redemption proceeds will be paid by wire transfer. Proceeds for redeemed shares for which a redemption order is submitted before 2:55 p.m. (Eastern time) and received by the Fund’s Transfer Agent before 3:00 p.m. (Eastern time) on a business day are normally paid in Federal funds wired to the redeeming shareholder on the same business day, provided that the Fund’s custodian is also open for business. Proceeds for redemption orders received on a day when the Fund’s custodian is closed are normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund.

* * *

Under normal and stressed market conditions, the Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.

Fund’s Rights

The Fund may:

∎	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act;

∎
Postpone the date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;

∎	Redeem shares for property other than cash as may be permitted under the Investment Company Act; and

∎	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.
Suspension of Redemptions Upon Liquidation. If the Board, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act, determines that the Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, then the Board, subject to certain conditions, may, where the Board has determined to liquidate the Fund irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.
Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (the “Fund Minimum”), and may redeem the shares in your account if the NAV of those shares in your account falls below $500 for any reason, including market fluctuation.
You will be notified that the value of your account is less than the Fund Minimum before the Fund makes any involuntary redemption. This notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $500 before the Fund makes an involuntary redemption. This involuntary redemption will not charge any deferred sales charge.
Liquidity Fees and Redemption Gates

Under Rule 2a‑7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period, in the event that the Fund’s weekly liquid assets fall below the following thresholds:

∎
30% weekly liquid assets — If the weekly liquid assets of the Fund fall below 30% of the Fund’s total assets, and the Board determines it is in the best interests of the Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

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∎
10% weekly liquid assets — If the weekly liquid assets of the Fund fall below 10% of the Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once the Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.
If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of the Fund. The Fund may not accept purchases during the period that a liquidity fee has been imposed.
If the Board imposes a redemption gate, the Fund will not accept purchase or redemption orders until the Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to the Fund. If a purchase or redemption order is received after the applicable deadline of the Fund, but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.
Under certain circumstances, the Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption order was submitted to the Fund before the Board imposed a liquidity fee or suspended redemptions.
The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Fund has notified shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of the Fund fall below 30% of the Fund’s total assets.
Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N‑CR and will be available on the website of the Fund (www.blackrock.com/cash). In addition, the Fund will make such announcements through a supplement to its registration statement and may further communicate such actions through other means.
Short-Term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has evaluated the risks of market timing activities by the Fund’s shareholders and has determined that due to (i) the nature of the Fund’s portfolio holdings, and (ii) the nature of the Fund’s shareholders, it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Fund by shareholders would result in a negative impact to the Fund or its shareholders. As a result, the Board has not adopted policies and procedures to deter short-term trading in the Fund. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.
Master/Feeder Structure

The Fund may in the future determine to become a “feeder” fund that invests all of its assets in another open‑end investment company (a “master fund”) that has the same investment objective and strategies as the Fund. This structure is sometimes called a “master/feeder” structure. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. In a master/feeder structure, all investments will be made at the master level and the Fund’s investment results will correspond directly to the investment results of the underlying master in which it invests. A feeder fund may withdraw from its master fund at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage its assets directly.
A master fund may accept investments from other feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeder funds may offset each other and produce a lower net cash flow.
However, each feeder fund can set its own transaction minimums, fund specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience

20

better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund.
Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a fund that is a feeder fund over the operations of its master fund.

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Management of the Fund

BlackRock

BlackRock, the Fund’s investment adviser, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Fund, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.
BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock International Limited (the “Sub-Adviser”), a registered investment adviser organized in 1995, is an affiliate of BlackRock and acts as a sub-adviser for the Fund. BlackRock and its affiliates had approximately $7.961 trillion in investment company and other portfolio assets under management as of September 30, 2022.
BlackRock serves as manager to the Fund pursuant to an investment advisory agreement (the “Management Agreement”), which provides that BlackRock is entitled to receive for the services it provides to the Fund a fee at the annual rate of 0.10% of the average daily net assets of the Fund computed daily and payable monthly. BlackRock is responsible for the day‑to‑day management of the Fund’s portfolio.
BlackRock has contractually agreed to cap Miscellaneous Other Expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any) of Direct Shares of the Fund at the level shown below and in the Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve this expense cap, BlackRock has agreed to waive and/or reimburse fees or expenses if the Miscellaneous Other Expenses exceed a certain limit.
With respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous Other Expenses to the amount noted in the table below.

Contractual Cap[1] on Miscellaneous Other Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)

Direct Shares	0.00%

1. The contractual cap is in effect through June 30, 2033. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

2. As a percentage of average daily net assets.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this voluntary waiver and/or reimbursement at any time without notice.
For the fiscal year ended July 31, 2022, the Fund paid BlackRock aggregate management fees, net of any applicable waivers, equal to 0.05% of the Fund’s average daily net assets.
BlackRock has entered into a sub-advisory agreement with the Sub-Adviser. Under the sub-advisory agreement, BlackRock pays the Sub-Adviser for services it provides for that portion of the Fund for which it acts as sub-adviser a fee equal to a percentage of the management fee paid to BlackRock under the Management Agreement.
A discussion of the basis for the Board’s approval of the Management Agreement with respect to the Fund is included in the Fund’s annual shareholder report for the fiscal year ended July 31, 2022. A discussion of the basis for the Board’s approval of the sub-advisory agreement with the Sub-Adviser is included in the Fund’s annual shareholder report for the fiscal year ending July 31, 2022.

22

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.
BlackRock or its affiliates will use at least 5% of BlackRock’s net revenue from its management fee from the Fund to purchase and then retire carbon credits either directly or through a third-party organization. These purchases will be made at least annually, with BlackRock maintaining the option to increase, decrease or terminate these purchases in its sole discretion at any time.
Additionally, BlackRock may at its discretion enter into a license agreement (a “License Agreement”) with one or more charitable organizations that is tax‑exempt under 501(c)(3) of the Internal Revenue Code of 1986 from time to time. Pursuant to the relevant License Agreement, the charitable organization would grant BlackRock a license permitting BlackRock to use the charitable organization’s name and logo. BlackRock will pay a license fee to each such charitable organization for such use.
No charitable organization will provide any investment advisory services to BlackRock or the Fund or participate in, or have any influence on, the day‑to‑day operations of, the Fund.
Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders.
BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. BlackRock or one or more Affiliates act or may act as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest. The Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as structured notes) by entities for which an Affiliate provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. BlackRock or one or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. This may include transactions in securities issued by other open‑end and closed‑end investment companies (which may include investment companies that are affiliated with the Fund and BlackRock, to the extent permitted under the Investment Company Act). The trading activities of BlackRock and these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in BlackRock or an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Fund.
Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by BlackRock or an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BlackRock or an Affiliate or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock or its Affiliates may adversely impact the Fund. Transactions by one or more clients or BlackRock or its Affiliates or their directors, officers or employees, may have the effect of diluting or

23

otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to BlackRock or one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Trust, on behalf of the Fund, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the securities lending agent will receive a fee from the Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.
The activities of BlackRock and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.
Valuation of Fund Investments

When you buy shares, you pay the NAV. This is the offering price. Shares are also redeemed at their NAV, minus any applicable deferred sales charge or redemption fee. The NAV used in determining your share price is the next one calculated after your purchase or redemption order is received. The NAV of each class of shares normally is determined once daily on each business day, generally as of 3:00 p.m., Eastern time, based on prices at such time. The NAV of shares is calculated by dividing the value of the net assets of each class of shares (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the class, generally rounded to the fourth decimal place.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to BlackRock’s valuation policies and procedures. BlackRock has been designated by the Board as the valuation designee for the Fund pursuant to Rule 2a-5 under the Investment Company Act.
Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
The Fund values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with BlackRock’s valuation policies and procedures. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless BlackRock determines in good faith that such method does not represent fair value.
Generally, trading in non-U.S. securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the Fund’s close of business. The values of such securities used in computing the NAV of the Fund’s shares are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, BlackRock will fair value the Fund’s investments in accordance with its policies and procedures. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of, the Fund.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used.
Dividends, Distributions and Taxes

Distributions of net investment income derived by the Fund, if any, are declared daily and paid at least monthly and net realized capital gains, if any, will be distributed at least annually. Dividends will be reinvested automatically in the form of

24

additional shares of the same class of the Fund at NAV, unless you instruct the Transfer Agent in writing to pay them in cash. Dividends that are declared but unpaid will remain in the gross assets of the Fund and will, therefore, continue to earn income for the Fund’s shareholders. Shareholders redeeming their shares will receive all dividends declared through the date immediately preceding the date of redemption. The Fund anticipates that a significant amount of the distributions may be taxed as ordinary income, although the Fund may distribute capital gains as well. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.
You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, except as discussed below you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Fund distributions derived from qualified dividend income, which consists of dividends received from U.S. corporations and qualifying foreign corporations, and from long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for individuals, depending on whether their income exceeds certain threshold amounts, which are adjusted annually for inflation.
Because the Fund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so‑called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the Fund within 30 days before or after such a redemption.
The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a‑7 of the Investment Company Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund (whether or not it has a floating NAV) may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.
If the Fund imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.
Any such liquidity fee will constitute an asset of the Fund and will serve to benefit non‑redeeming shareholders. However, the Fund does not intend to distribute such fees to non‑redeeming shareholders. Such fees may, however, raise the Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
Your dividends and redemption proceeds will be subject to backup withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
This section summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

25

Financial Highlights

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	BlackRock Liquid Environmentally Aware Fund
	Direct
	Year Ended July 31,				Period from 04/08/19 (a) to 07/31/19
(For a share outstanding throughout each period)	2022	2021	2020
Net asset value, beginning of period	$1.0005	$1.0010	$1.0001		$1.0000
Net investment income(b)	0.0034	0.0010	0.0125		0.0076
Net realized and unrealized gain (loss)	(0.0007)	(0.0005)	0.0021		0.0001
Net increase from investment operations	0.0027	0.0005	0.0146		0.0077
Distributions(c)
From net investment income	(0.0035)	(0.0009)	(0.0137)		(0.0076)
From net realized gain	—	(0.0001)	(0.0000	)(d)	—
Total distributions	(0.0035)	(0.0010)	(0.0137)		(0.0076)
Net asset value, end of period	$0.9997	$1.0005	$1.0010		$1.0001
Total Return(e)
Based on net asset value	0.27%	0.06%	1.47%		0.78	%(f)
Ratios to Average Net Assets
Total expenses	0.19%	0.18%	0.19%		0.22	%(g)(h)
Total expenses after fees waived and/or reimbursed	0.13%	0.14%	0.12%		0.09	%(h)
Net investment income	0.34%	0.10%	1.25%		2.45	%(h)
Supplemental Data
Net assets, end of period (000)	$850,305	$893,026	$886,881		$333,890
(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.29%.
(h)	Annualized.

26

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website.
Delivery of Shareholder Documents
The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441‑7450.
Certain Fund Policies

Anti-Money Laundering Requirements
The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non‑public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non‑public information from and about you from different sources, including the following: (i) information we receive from you on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
BlackRock does not sell or disclose to non‑affiliated third parties any non‑public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non‑affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non‑public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non‑public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Statement of Additional Information

If you would like further information about the Fund, including how it invests, please see the SAI.
For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

27

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Fund, please see the SAI.
Acquired Fund Fees and Expenses — the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies.
Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.
Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a‑7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Dollar-Weighted Average Life — the dollar-weighted average maturity of the Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.
Dollar-Weighted Average Maturity — the average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.
Eligible Securities — Applicable Eligible Securities include:

∎	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the Fund after considering certain factors;

∎	securities issued by other registered investment companies that are money market funds; or

∎	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the Fund sells securities and agrees to buy them back at a particular date and price).
Management Fee — a fee paid to BlackRock for managing the Fund.
Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.
Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a‑7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

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For More Information

Fund and Service Providers

THE FUND
BlackRock FundsSM
BlackRock Liquid Environmentally Aware Fund
100 Bellevue Parkway
Wilmington, Delaware 19809
Written Correspondence:
P.O. Box 9889
Providence, Rhode Island 02940-8089
Overnight Mail:
4400 Computer Drive
Westborough, Massachusetts 01588
(800) 441‑7450
MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809
SUB-ADVISER
BlackRock International Limited
Exchange Place One
1 Semple Street
Edinburgh, EH3 8JB
United Kingdom
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116
ACCOUNTING SERVICES PROVIDER
JPMorgan Chase Bank, N.A.
383 Madison Avenue, Floor 11
New York, New York 10179
DISTRIBUTOR
BlackRock Investments, LLC
40 East 52nd Street
New York, New York 10022
CUSTODIANS
JPMorgan Chase Bank, N.A.
383 Madison Avenue, Floor 11
New York, New York 10179
The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286
COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019

Additional Information

For more information:
This prospectus contains important information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports
These reports contain additional information about the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated November 28, 2022, has been filed with the Securities and Exchange Commission (“SEC”). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 441‑7450. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
BlackRock Investor Services
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), on any business day. Call: (800) 441‑7450.
Purchases and Redemptions
Call BlackRock Liquidity Service Center at (800) 441‑7450 or access Cachematrix® by BlackRock, available via www.blackrock.com/cash.
World Wide Web
General Fund information and specific Fund performance, including the SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence
BlackRock FundsSM
P.O. Box 9889
Providence, Rhode Island 02940
Overnight Mail
BlackRock FundsSM
4400 Computer Drive
Westborough, Massachusetts 01588
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882‑0052.
Securities and Exchange Commission
You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e‑mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
INVESTMENT COMPANY ACT FILE # 811‑05742

PRO-LEAF-DS-1122

NOVEMBER 28, 2022

Prospectus

BlackRock FundsSM  |  Mischler Financial Group Shares

•	BlackRock Liquid Environmentally Aware Fund
Mischler Financial Group: MFGXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Fund, including investment objective, principal investment strategies, principal risk factors, fee and expense information, and historical performance information

	Investment Objective	3

	Fees and Expenses of the Fund	3

	Principal Investment Strategies of the Fund	3

	Principal Risks of Investing in the Fund	4

	Performance Information	6

	Investment Manager	7

	Purchase and Sale of Fund Shares	7

	Tax Information	7

	Payments to Broker/Dealers and Other Financial Intermediaries	7

Details About the Fund	Information about how the Fund invests, including investment objective, investment process, principal strategies and risk factors

	How the Fund Invests	8

	Investment Risks	12

Account Information	Information about account services, sales charges and waivers, shareholder transactions, and distribution and other payments

	Details About the Share Class	17

	How to Buy, Sell and Transfer Shares	18

	Fund’s Rights	21

	Liquidity Fees and Redemption Gates	22

	Short-Term Trading Policy	23

	Master/Feeder Structure	23

Management of the Fund	Information About BlackRock

	BlackRock	24

	Conflicts of Interest	25

	Valuation of Fund Investments	26

	Dividends, Distributions and Taxes	27

Financial Highlights	Financial Performance of the Fund	28

General Information	Shareholder Documents	29

	Certain Fund Policies	29

	Statement of Additional Information	29

Glossary	Glossary of Investment Terms	30

For More Information	Fund and Service Providers	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Investment Objective

The investment objective of BlackRock Liquid Environmentally Aware Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Mischler Financial Group Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below. More information about these fees and expenses is available from your Financial Intermediary and in the “Details About the Share Class” section on page 17 of the Fund’s prospectus and in the “Purchase of Shares” section on page II‑29 of Part II of the Fund’s Statement of Additional Information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Mischler Financial Group Shares
Management Fee	0.10%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses[1,2]	0.14%
Administration Fee	0.10%
Miscellaneous Other Expenses[1,2]	0.04%
Total Annual Fund Operating Expenses[2]	0.24%
Fee Waivers and/or Expense Reimbursements[3]	(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.20%

[1]	Miscellaneous Other Expenses have been restated to reflect current fees.

[2]
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Miscellaneous Other Expenses to reflect current fees.

[3]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 24, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.00% of average daily net assets through June 30, 2033. This agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Mischler Financial Group Shares	$20	$64	$113	$255
Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non‑fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.

3

BlackRock will consider the following as part of the Fund’s environmental criteria:

∎
The Fund will invest in securities whose issuer (or guarantor, if applicable) at the time of the Fund’s investment have better than average performance in environmental practices. In evaluating performance in environmental practices, BlackRock will use data or other environmental, social, or governance risk metrics including ratings provided by independent research vendor(s) in determining whether to invest (or continue to invest) in securities issued or guaranteed by a particular entity. These independent research vendor(s) may consider one or more of the following factors: Issuer or industry exposure to environmentally intensive activities, disclosures by an issuer around climate-related issues and environmental matters or specific targets or plans by an issuer to manage environmental exposures. These independent vendor(s) may also consider environmental issues relative to a specific sector. BlackRock may change an independent research vendor at any time in its discretion. BlackRock will consider factors such as emissions, energy and water intensity, waste generation, green revenues and environmental disclosure levels in evaluating the environmental performance of an issuer or guarantor.

∎	U.S. Government securities will be considered to have met the Fund’s environmental criteria

∎	The Fund will not invest in securities issued or guaranteed by entities:

—	that derive more than 5% of their revenue from fossil fuels mining, exploration or refinement; or

—	that derive more than 5% of their revenue from thermal coal or nuclear energy based power generation.
In determining the efficacy of an issuer’s or guarantor’s environmental practices, BlackRock may also employ a proprietary model it has developed to consider the impact of various actions of an issuer or guarantor. The model uses third party data as well as information obtained by BlackRock to assess whether particular environmental factors may be material to an issuer or guarantor and capture any momentum around these factors. The model also seeks to consider more current headline news around an issuer or guarantor. The model may employ different inputs and weigh the significance of those inputs differently than the third party data sources that are used. BlackRock will conduct, as appropriate, its environmental evaluation of issuers and guarantors relative to a specific sector or across multiple sectors.
In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as tender option bonds, beneficial interests in municipal trust certificates and partnership trusts. The Fund may invest in “green” bonds where, in the opinion of BlackRock, the use of proceeds from the sale of these securities will be used to finance projects intended to generate an environmental benefit. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund may invest up to 20% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer (and, if applicable, guarantor) have below average performance in environmental practices or whose issuer (and, if applicable, guarantor) are not evaluated by any independent research vendor(s) currently used by the Fund, and whose issuer (and, if applicable, guarantor) do not otherwise meet the Fund’s environmental criteria.
The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).
Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

∎
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

4

∎
Environmental Criteria Risk — The risk that because the Fund’s environmental criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria. Consequently, the Fund may underperform funds that do not utilize an environmental strategy. BlackRock’s assessment of an issuer’s environmental criteria may change over time, which could cause the Fund to hold securities that may no longer meet BlackRock’s current environmental criteria.

In evaluating the environmental criteria for an issuer or guarantor, BlackRock is dependent upon information and data that may be incomplete, inaccurate or unavailable. Currently, environmental data often lacks standardization, consistency and in some cases transparency. There may be different methodologies used by different data sources who compile environmental ratings of issuers or guarantors. This could adversely affect the analysis of the environmental criteria relevant to a particular issuer or guarantor. If BlackRock were to solely rely on this data, the Fund may invest in issuers or guarantors who may not meet the environmental criteria for investment. Investing on the basis of environmental criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by any vendors of BlackRock or any judgment exercised by BlackRock will reflect the beliefs or values of any particular investor.

∎
Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

∎	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. Because the Fund invests in short-term instruments these events have caused some instruments to have declining yields, which may impair the results of the Fund if these conditions persisted. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

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Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are

5

subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

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Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

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Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

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Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

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Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

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When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Mischler Financial Group Shares do not have a full calendar year of performance history as of the date of this prospectus. As a result, the chart and the table give you a picture of the long-term performance for Institutional Shares of the Fund. The performance of Mischler Financial Group Shares would be substantially similar to Institutional Shares because Mischler Financial Group Shares and Institutional Shares are invested in the same portfolio of securities and performance would differ only to the extent that Mischler Financial Group Shares and Institutional Shares have different expenses. The actual returns of Mischler Financial Group Shares would have been approximately the same as those of the Institutional Shares because Mischler Financial Group Shares have the same expenses as Institutional Shares.
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.
Institutional Shares
ANNUAL TOTAL RETURNS
BlackRock Liquid Environmentally Aware Fund
As of 12/31

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During the period shown in the bar chart, the highest return for a quarter was 0.30% (quarter ended March 31, 2020) and the lowest return for a quarter was –0.01% (quarter ended December 31, 2021). The year‑to‑date return as of September 30, 2022 was 0.69%.

For the periods ended 12/31/21 Average Annual Total Returns	1 Year	Since Inception (April 8, 2019)
BlackRock Liquid Environmentally Aware Fund — Institutional Shares
Return Before Taxes	0.01%	0.78%
To obtain the Fund’s current 7‑day yield, call (800) 441‑7450 or visit the Fund’s website at www.blackrock.com/cash.
Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”). The Fund’s sub adviser is BlackRock International Limited (the “Sub-Adviser”). Where applicable, “BlackRock” refers also to the Sub‑Adviser.
Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of the Fund each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open.
Shares are only available for purchase by clients of Mischler Financial Group, Inc. and its affiliates.
To open an account with the Fund, contact the Mischler Financial Group, Inc. by telephone at (800) 820-0640 or by e‑mail at MFGFunds@mischlerfinancial.com.
To purchase or sell shares of the Fund you should contact your Financial Intermediary, contact the Fund by phone at (800) 441-7450, use the Fund’s internet-based order entry system or another order entry system, or use such other electronic means as the Fund agrees to in its sole discretion with your Financial Intermediary. You have until the close of the federal funds wire (normally 6:45 p.m. Eastern time) to get your purchase money in to the Fund on the day of your purchase or your purchase order will be cancelled.
The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.

Mischler Financial Group Shares
Minimum Initial Investment	$2 million for individuals and institutional investors
Minimum Additional Investment	No subsequent minimum.
Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax‑exempt investor or are investing through a qualified tax‑exempt plan described in section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax when distributions are received from such tax‑deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary such as Mischler Financial Group, Inc., the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

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Details About the Fund

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of BlackRock Liquid Environmentally Aware Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), and your rights as a shareholder.
How the Fund Invests

The Fund is a non‑retail, non‑government money market fund under Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

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The Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 30.

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Pursuant to Rule 2a‑7, the Fund is subject to a “general liquidity requirement” that requires that the Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the Investment Company Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require the Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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The Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

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The Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and the Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 30.

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The Fund’s net asset value (“NAV”) per share, calculated as described in “Management of the Fund — Valuation of Fund Investments,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

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The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months.

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The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act, and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”). For a discussion of Eligible Securities, please see the Glossary.

The Board will be permitted to impose a liquidity fee on redemptions from the Fund (up to 2%) or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information — Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates.
Investment Objective
The investment objective of the Fund is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.
Should the Board determine that the investment objective of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase

8

agreements. To the extent the Fund invests in repurchase agreements, the Fund currently intends to invest only in repurchase agreements collateralized by U.S. Government securities and cash. Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non‑fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.
BlackRock will consider the following as part of the Fund’s environmental criteria:

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The Fund will invest in securities whose issuer (or guarantor, if applicable) at the time of the Fund’s investment have better than average performance in environmental practices. In evaluating performance in environmental practices, BlackRock will use data or other environmental, social, or governance risk metrics including ratings provided by independent research vendor(s) in determining whether to invest (or continue to invest) in securities issued or guaranteed by a particular entity. These independent research vendor(s) may consider one or more of the following factors: Issuer or industry exposure to environmentally intensive activities, disclosures by an issuer around climate-related issues and environmental matters or specific targets or plans by an issuer to manage environmental exposures. These independent vendor(s) may also consider environmental issues relative to a specific sector. BlackRock may change an independent research vendor at any time in its discretion. BlackRock will consider factors such as emissions, energy and water intensity, waste generation, green revenues and environmental disclosure levels in evaluating the environmental performance of an issuer or guarantor.

∎	U.S. Government securities will be considered to have met the Fund’s environmental criteria

∎	The Fund will not invest in securities issued or guaranteed by entities:

—	that derive more than 5% of their revenue from fossil fuels mining, exploration or refinement; or

—	that derive more than 5% of their revenue from thermal coal or nuclear energy based power generation.
In determining the efficacy of an issuer’s or guarantor’s environmental practices, BlackRock may also employ a proprietary model it has developed to consider the impact of various actions of an issuer or guarantor. The model uses third party data as well as information obtained by BlackRock to assess whether particular environmental factors may be material to an issuer or guarantor and capture any momentum around these factors. The model also seeks to consider more current headline news around an issuer or guarantor. The model may employ different inputs and weigh the significance of those inputs differently than the third party data sources that are used. BlackRock will conduct, as appropriate, its environmental evaluation of issuers and guarantors relative to a specific sector or across multiple sectors.
When known at the time of purchase, Fund management may also consider an issuer’s or guarantor’s commitment to support sustainable palm oil.
In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as tender option bonds, beneficial interests in municipal trust certificates and partnership trusts. The Fund may invest in “green” bonds where, in the opinion of BlackRock, the use of proceeds from the sale of these securities will be used to finance projects intended to generate an environmental benefit. For purposes of compliance with the Fund’s 80% investment policy, (1) the Fund’s investment in “green” bonds will not be deemed to qualify unless the issuer or guarantor of such bonds, in the opinion of BlackRock, at the time of purchase, meets the Fund’s environmental criteria and (2) the Fund’s investment in repurchase agreements will not be deemed to qualify except to the extent that both the repurchase agreement counterparty and the issuer (or guarantor, if applicable) of the security subject to the repurchase agreement, in the opinion of BlackRock, at the time of purchase, meet the Fund’s environmental criteria. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund may invest up to 20% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer (and, if applicable, guarantor) have below average performance in environmental practices or whose issuer (and, if applicable, guarantor) are not evaluated by any independent research vendor(s) currently used by the Fund, and whose issuer (and, if applicable, guarantor) do not otherwise meet the Fund’s environmental criteria.
The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a‑7 under the Investment Company Act, and other rules of the SEC. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.
Pursuant to Rule 2a‑7 under the Investment Company Act, the Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

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Additionally, a security purchased by the Fund (or the issuers of such security) will be:

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a security that has short-term ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

∎	a security that is issued or guaranteed by a person with such ratings;

∎	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

∎	a security issued by other open‑end investment companies that invest in the type of obligations in which the Fund may invest; or

∎	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.
During periods of unusual market conditions or during temporary defensive periods, the Fund may depart from its principal investment strategies. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or the Fund may invest without limit in U.S. Treasury securities. Uninvested cash reserves may not earn income. Temporary defensive investments may limit the Fund’s ability to achieve its investment objective.
Principal Investments
The section below describes the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI.
Specifically, the Fund may invest in:

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Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

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Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers.

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Funding Agreements. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

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Loan Participations. The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

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Master Demand or Term Notes. The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. and foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

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Mortgage- and Asset-Backed Obligations. The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

10

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Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for the Fund’s repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. However, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that the Fund could not hold directly without the repurchase obligation.

The Fund may transfer uninvested cash balances into a single joint account at the Fund’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

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U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

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U.S. Treasury Obligations. The Fund may invest in direct obligations of the U.S. Treasury. The Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

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Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

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When-Issued, Delayed Delivery and Forward Commitment Transactions. The Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. The Fund expects that commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase securities on a when-issued, delayed delivery or forward commitment basis for speculative purposes but only in furtherance of its investment objective. The Fund does not receive income from securities purchased on a when-issued, delayed delivery or forward commitment basis prior to delivery of such securities.

Other Strategies
In addition to the principal investment strategies discussed above, the Fund may also invest or engage in the following investments/strategies:

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Borrowing. During periods of unusual market conditions, the Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief. The Fund will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured.

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Illiquid Investments. The Fund will not invest more than 5% of the value of its total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value.

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Investment Company Securities. The Fund may invest in securities issued by other open‑end or closed‑end investment companies, including affiliated investment companies, subject to the applicable limits under the Investment Company Act and the rules thereunder. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with the Fund’s investment objective and policies, certain variable rate demand securities issued by closed‑end funds, which invest primarily in portfolios of taxable or tax‑exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed‑end municipal bond funds will be exempt from federal income tax.

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Municipal Obligations. The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as tender option bonds, beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

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Restricted Securities. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.

11

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Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one‑third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

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Securities Lending. The Fund may lend its securities with a value of up to one‑third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

∎	Uninvested Cash Reserves. The Fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash reserves will not earn income.

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U.S. Treasury Floating Rate Notes. The Fund may invest in U.S. Treasury Floating Rate Notes (“FRNs”). These are two-year notes issued by the U.S. Treasury that reset their interest rates on a weekly basis. At maturity, the face value of an FRN is paid to the note holder.

Investment Risks

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The following is a description of certain risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in the Fund

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Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

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Environmental Criteria Risk — The risk that because the Fund’s environmental criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria. Consequently, the Fund may underperform funds that do not utilize an environmental strategy. BlackRock’s assessment of an issuer’s environmental criteria may change over time, which could cause the Fund to hold securities that may no longer meet BlackRock’s current environmental criteria.

In evaluating the environmental criteria for an issuer or guarantor, BlackRock is dependent upon information and data that may be incomplete, inaccurate or unavailable. Currently, environmental data often lacks standardization, consistency and in some cases transparency. There may be different methodologies used by different data sources who compile environmental ratings of issuers or guarantors. This could adversely affect the analysis of the environmental criteria relevant to a particular issuer or guarantor. If BlackRock were to solely rely on this data, the Fund may invest in issuers or guarantors who may not meet the environmental criteria for investment. Investing on the basis of environmental criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by any vendors of BlackRock or any judgment exercised by BlackRock will reflect the beliefs or values of any particular investor.

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Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

∎
Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

∎	Income Risk — The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

12

∎
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

∎
Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

∎
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. Because the Fund invests in short-term instruments these events have caused some instruments to have declining yields, which may impair the results of the Fund if these conditions persisted. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

∎
Mortgage- and Asset-Backed Securities Risks — Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.
Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-

13

backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.
The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

∎
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

∎
Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

∎
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

∎
U.S. Government Obligations Risk — Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

∎
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

∎
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Fund
The Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies, including:

∎
Borrowing Risk — Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

∎
Cyber Security Risk — Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

14

∎
Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

∎
Illiquid Investments Risk — The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

∎
Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including exchange-traded funds (“ETFs”), are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

∎
Large Shareholder and Large-Scale Redemption Risk — Certain shareholders, including a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. These redemptions may force the Fund to sell portfolio securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Fund. In addition, large redemptions can result in the Fund’s current expenses being allocated over a smaller asset base, which generally could result in an increase in the Fund’s expense ratio.

∎
Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.
Tax‑Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax‑exempt status of interest on municipal obligations and payments under tax‑exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax‑exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio

15

security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

∎
Restricted Securities Risk — Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.

∎
Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.

∎
Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

∎
Valuation Risk — The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

16

Account Information

Details About the Share Class

The Fund currently offers multiple share classes (Mischler Financial Group Shares in this prospectus), each with its own expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio of the Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Only certain investors are eligible to buy Mischler Financial Group Shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) can help you determine whether you are eligible to buy Mischler Financial Group Shares.
The Fund’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BlackRock.
The table below summarizes key features of Mischler Financial Group Shares of the Fund.

Mischler Financial Group Shares at a Glance
Availability	Available only to clients of Mischler Financial Group and its affiliates (collectively, “Mischler Clients”)
Minimum Investment	$2 million minimum initial investment. There is no minimum investment amount for additional purchases.
Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No.
Conversion to Institutional Shares?	If you are no longer a client of Mischler Financial Group, Inc., you are not eligible to hold Mischler Financial Group Shares and any Mischler Financial Group Shares you hold will be converted to Institutional Shares of the Fund.
Distribution and Service (12b-1) Fees?	No.
Redemption Fees?	The Fund may impose a liquidity fee under certain limited circumstances. See “Liquidity Fees and Redemption Gates” below.
Mischler Financial Group Shares are not subject to any sales charge. Only certain investors are eligible to buy Mischler Financial Group Shares. Your Financial Intermediary can help you determine whether you are eligible to buy Mischler Financial Group Shares. The Fund may permit a lower initial investment for certain investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum investment requirement. Certain Financial Intermediaries may also impose additional minimum investment requirements.
Shares of the Fund are available in other share classes that have different fees and expenses.
The Fund reserves the right to modify or waive the above-stated policies at any time.
Distribution and Shareholder Servicing Payments

Other Payments by the Fund
In addition to fees that the Fund pays to its transfer agent, BNY Mellon Investment Servicing (US), Inc. (the “Transfer Agent”), BlackRock, on behalf of the Fund, may enter into non-12b-1-Plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and/or shareholder services. These non-12b-1 Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another

17

basis. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you.
Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.
How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through your Financial Intermediary. You may also buy, sell and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling or transferring shares through BlackRock, call (800) 441-7450. Because the selection of a mutual fund involves many considerations, your Financial Intermediary may help you with this decision.
With certain limited exceptions, the Fund is generally available only to investors residing in the United States and may not be distributed by a foreign Financial Intermediary. Under this policy, in order to accept new accounts or additional investments into existing accounts, the Fund generally requires that (i) a shareholder that is a natural person be a U.S. citizen or resident alien, in each case residing within the United States or a U.S. territory (including APO/FPO/DPO addresses), and have a valid U.S. taxpayer identification number, and (ii) a Financial Intermediary or a shareholder that is an entity be domiciled in the United States and have a valid U.S. taxpayer identification number or be domiciled in a U.S. territory and have a valid U.S. taxpayer identification number or IRS Form W‑8. Any existing account that is updated to reflect a non‑U.S. address will also be restricted from making additional investments.
The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, the Fund may waive certain requirements regarding the purchase, sale or transfer of shares described below.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.
Shares are only available for purchase by clients of Mischler Financial Group, Inc. and its affiliates. If you are no longer a client of Mischler Financial Group, Inc., you are not eligible to hold Mischler Financial Group Shares and any Mischler Financial Group Shares you hold will be converted to Institutional Shares of the Fund, which are not offered in this prospectus.
To open an account with the Fund, contact the Mischler Financial Group, Inc. by telephone at (800) 820-0640 or by e‑mail at MFGFunds@mischlerfinancial.com.

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	Determine the amount of your investment	Refer to the minimum initial investment in the “Details About the Share Class” table of this prospectus.
Have your Financial Intermediary submit your purchase order
Purchase orders received by the Fund’s transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), before 3:00 p.m. (Eastern time) on each business day will be priced based on the next NAV calculated on that day, and if you send your payment by Federal funds or other immediately available funds no later than the close of the federal funds wire (normally 6:45 p.m. (Eastern time)) you will receive that day’s dividends. Certain Financial Intermediaries, however, may require submission of orders prior to that time. Purchase orders placed after 2:55 p.m. (Eastern time) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when the Fund’s internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

NAV is calculated separately for each class of shares of the Fund as of 3:00 p.m. (Eastern time), each business day. Shares will be priced on days that both the New York Stock Exchange (the “NYSE”) and the Federal Reserve Bank of Philadelphia are open (each such day, a “business day”). The Fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the NYSE is closed due to an emergency. Both the NYSE and the Federal Reserve Bank of Philadelphia are closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veteran’s Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday.

18

How to Buy Shares

	Your Choices	Important Information for You to Know
Initial Purchase (continued)	Have your Financial Intermediary submit your purchase order (continued)

Purchase orders placed after 3:00 p.m. (Eastern time) will be priced at the NAV determined on the next business day.

A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown in the Fund’s “Fees and Expenses” table.

The Fund may reject any order to buy shares and may suspend the sale of shares at any time, including when a redemption gate is in place (see “Account Information — Liquidity Fees and Redemption Gates” below). Certain Financial Intermediaries may charge a processing fee to confirm a purchase.

Add to Your Investment	Purchase additional shares	There is no minimum investment amount for additional purchases.
	Have your Financial Intermediary submit your purchase order for additional shares	To purchase additional shares you may contact your Financial Intermediary. For more details on purchasing by Internet see below.
Or contact BlackRock (for accounts held directly with BlackRock)
Purchase by Internet: Purchase orders may be placed through Mischler Financial Group’s internet-based order entry program or another internet-based order entry program.

Certain clients’ purchase orders placed prior to the close of business will be priced at the NAV determined that day. Purchase orders placed after 2:55 p.m. (Eastern time) will not be transmitted by the Fund’s internet-based order entry program. Account holders trading on the Fund’s internet-based order entry program may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason. Limits on amounts that may be purchased via Internet may vary. Please contact BlackRock or Mischler Financial Group for more information.

Purchase by Telephone: Call (800) 441‑7450 and speak with one of our representatives. The Fund has the right to reject any telephone request for any reason.

	Acquire additional shares by reinvesting dividends and capital gains	All dividends and capital gains distributions are automatically reinvested in shares of the Fund at net asset value. To make any changes to your dividend and/or capital gains distributions options, please call (800) 441‑7450, or contact your Financial Intermediary (if your account is not held directly with BlackRock).
How to Pay for Shares	Making payment for purchases
Payment for an order must be made in Federal funds or other immediately available funds by the close of the federal funds wire (normally 6:45 p.m. (Eastern time)). If payment is not received by this time, the order will be canceled and you will be responsible for any loss to the Fund. You may also wire Federal funds to the Transfer Agent to purchase shares, but you must call (800) 441-7450 before doing so to confirm the wiring instructions.

19

How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial Redemption of Shares	Have your Financial Intermediary submit your sales order
You can make redemption requests through your Financial Intermediary. Shareholders should indicate that they are redeeming Mischler Financial Group Shares. The price of your shares is based on the next calculation of the Fund’s NAV after your order is placed. For your redemption request to be priced at the NAV on the day of your request, you must submit your request to your Financial Intermediary prior to that day’s close of business (generally, 3:00 p.m. Eastern time). Certain Financial Intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the NAV at the close of business on the next business day. Financial Intermediaries may charge a fee to process a redemption of shares. Shareholders should indicate which class of shares they are redeeming. The Fund may reject an order to sell shares under certain circumstances. Redemption orders placed after 2:55 p.m. (Eastern time) will not be transmitted by the Fund’s internet-based order entry program.

Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

Selling shares held directly with BlackRock
Methods of Redeeming
Redeem by Telephone: Certain redemption requests may require written instructions with a medallion signature guarantee. Call (800) 441‑7450 for details. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find alternative redemption methods below.

Redeem by Internet: You may redeem in your account through the Fund’s internet-based order entry program or another internet-based order entry program. Proceeds from internet redemptions may be sent via wire to the bank account of record. Redemption orders placed after 2:55 p.m. (Eastern time) on the Fund’s internet-based order entry program will not be transmitted by the program. Account holders trading in the Fund’s internet-based order entry program may transmit their trades during the next time window internet-based trading resumes. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

Payment of Redemption Proceeds
Redemption proceeds may be paid by wire transfer.

Payment by Wire Transfer: Proceeds for redeemed shares for which a redemption order is received before 3:00 p.m. (Eastern time) on a business day are normally paid in Federal funds wired to the redeeming shareholder on the same business day, provided that the Fund’s custodian is also open for business. Proceeds for redemption orders received on a day when the Fund’s custodian is closed are normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund.

20

How to Sell Shares

	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)

If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. You are responsible for any additional charges imposed by your bank for this service. No charge for wiring redemption payments with respect to Mischler Financial Group Shares is imposed by the Fund.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.

* * *

If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days. Please see “Account Information — Liquidity Fees and Redemption Gates” for more information.

Under normal and stressed market conditions, the Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.

How to Transfer Your Account

	Your Choices	Important Information for You to Know

Transfer Shares to Another Financial Intermediary	Transfer to a participating Financial Intermediary
You may transfer your Mischler Financial Group Shares of the Fund only to another Financial Intermediary that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.

If your account is held directly with BlackRock, you may call (800) 441‑7450 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of your Mischler Financial Group Shares.

Transfer to a non‑participating Financial Intermediary
You must either:
•  Transfer your Mischler Financial Group Shares to an account with the Fund; or
•  Sell your shares, paying any applicable fees or deferred sales charge.

If your account is held directly with BlackRock, you may call (800) 441‑7450 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of your Mischler Financial Group Shares.

Fund’s Rights

The Fund may:

∎	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act;

∎
Postpone the date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;

∎	Redeem shares for property other than cash as may be permitted under the Investment Company Act; and

∎	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.
Suspension of Redemptions Upon Liquidation. If the Board, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act, determines that the Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, then the Board, subject to

21

certain conditions, may, where the Board has determined to liquidate the Fund irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.
Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (the “Fund Minimum”), and may redeem the shares in your account if the NAV of those shares in your account falls below $500 for any reason, including market fluctuation.
You will be notified that the value of your account is less than the Fund Minimum before the Fund makes any involuntary redemption. This notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $500 before the Fund makes an involuntary redemption. This involuntary redemption will not charge any deferred sales charge, and may not apply to accounts of certain employer-sponsored retirement plans (not including IRAs), qualified state tuition plan (529 Plan) accounts, and select fee‑based programs at your Financial Intermediary.
Liquidity Fees and Redemption Gates

Under Rule 2a‑7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period, in the event that the Fund’s weekly liquid assets fall below the following thresholds:

∎
30% weekly liquid assets — If the weekly liquid assets of the Fund fall below 30% of the Fund’s total assets, and the Board determines it is in the best interests of the Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

∎
10% weekly liquid assets — If the weekly liquid assets of the Fund fall below 10% of the Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once the Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.
If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of the Fund. The Fund may not accept purchases during the period that a liquidity fee has been imposed.
If the Board imposes a redemption gate, the Fund will not accept purchase or redemption orders until the Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to the Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of the Fund, but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.
If the Board imposes a liquidity fee or a redemption gate, the Fund will not accept exchange orders into or out of the Fund until the Fund has notified shareholders that the liquidity fee or redemption gate has been lifted.
Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.
The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of the Fund fall below 30% of the Fund’s total assets.
Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N‑CR and will be available on the website of the Fund (www.blackrock.com/cash). In addition, the Fund will make such announcements through a supplement to its registration statement and may further communicate such actions through other means.
Financial Intermediaries will be required promptly to take such actions reasonably requested by the Fund or its agent to implement, modify or remove, or to assist the Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

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Short-Term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has evaluated the risks of market timing activities by the Fund’s shareholders and has determined that due to (i) the nature of the Fund’s portfolio holdings, and (ii) the nature of the Fund’s shareholders, it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Fund by shareholders would result in a negative impact to the Fund or its shareholders. As a result, the Board has not adopted policies and procedures to deter short-term trading in the Fund. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.
Master/Feeder Structure

The Fund may in the future determine to become a “feeder” fund that invests all of its assets in another open‑end investment company (a “master fund”) that has the same investment objective and strategies as the Fund. This structure is sometimes called a “master/feeder” structure. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. In a master/feeder structure, all investments will be made at the master level and the Fund’s investment results will correspond directly to the investment results of the underlying master in which it invests. A feeder fund may withdraw from its master fund at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage its assets directly.
A master fund may accept investments from other feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeder funds may offset each other and produce a lower net cash flow.
However, each feeder fund can set its own transaction minimums, fund specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund.
Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a fund that is a feeder fund over the operations of its master fund.

23

Management of the Fund

BlackRock

BlackRock, the Fund’s investment adviser, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Fund, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.
BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock International Limited (the “Sub-Adviser”), a registered investment adviser organized in 1995, is an affiliate of BlackRock and acts as a sub-adviser for the Fund. BlackRock and its affiliates had approximately $7.961 trillion in investment company and other portfolio assets under management as of September 30, 2022.
BlackRock serves as manager to the Fund pursuant to an investment advisory agreement (the “Management Agreement”), which provides that BlackRock is entitled to receive for the services it provides to the Fund a fee at the annual rate of 0.10% of the average daily net assets of the Fund computed daily and payable monthly. BlackRock is responsible for the day to day management of the Fund’s portfolio.
BlackRock has contractually agreed to cap Miscellaneous Other Expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any) of Mischler Financial Group Shares of the Fund at the level shown below and in the Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve this expense cap, BlackRock has agreed to waive and/or reimburse fees or expenses if the Miscellaneous Other Expenses exceed a certain limit.
With respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous Other Expenses to the amount noted in the table below.

Contractual Cap[1] on Miscellaneous Other Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)

Mischler Financial Group Shares	0.00%

1. The contractual cap is in effect through June 30, 2033. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

2. As a percentage of average daily net assets.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this voluntary waiver and/or reimbursement at any time without notice.
For the fiscal year ended July 31, 2022, the Fund paid BlackRock aggregate management fees, net of any applicable waivers, equal to 0.05% of the Fund’s average daily net assets.
BlackRock has entered into a sub-advisory agreement with the Sub-Adviser. Under the sub-advisory agreement, BlackRock pays the Sub-Adviser for services it provides for that portion of the Fund for which it acts as sub-adviser a fee equal to a percentage of the management fee paid to BlackRock under the Management Agreement.
A discussion of the basis for the Board’s approval of the Management Agreement with respect to the Fund is included in the Fund’s annual shareholder report for the fiscal year ended July 31, 2022. A discussion of the basis for the Board’s approval of the sub-advisory agreement with the Sub-Adviser is included in the Fund’s annual shareholder report for the fiscal year ending July 31, 2022.

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From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.
BlackRock or its affiliates will use at least 5% of BlackRock’s net revenue from its management fee from the Fund to purchase and then retire carbon credits either directly or through a third-party organization. These purchases will be made at least annually, with BlackRock maintaining the option to increase, decrease or terminate these purchases in its sole discretion at any time.
Additionally, BlackRock may at its discretion enter into a license agreement (a “License Agreement”) with one or more charitable organizations that is tax‑exempt under 501(c)(3) of the Internal Revenue Code of 1986 from time to time. Pursuant to the relevant License Agreement, the charitable organization would grant BlackRock a license permitting BlackRock to use the charitable organization’s name and logo. BlackRock will pay a license fee to each such charitable organization for such use.
No charitable organization will provide any investment advisory services to BlackRock or the Fund or participate in, or have any influence on, the day‑to‑day operations of, the Fund.
Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders.
BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. BlackRock or one or more Affiliates act or may act as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest. The Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as structured notes) by entities for which an Affiliate provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. BlackRock or one or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. This may include transactions in securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Fund and BlackRock, to the extent permitted under the Investment Company Act). The trading activities of BlackRock and these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in BlackRock or an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Fund.
Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by BlackRock or an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BlackRock or an Affiliate or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock or its Affiliates may adversely impact the Fund. Transactions by one or more clients or BlackRock or its Affiliates or their directors, officers or employees, may have the effect of diluting or

25

otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to BlackRock or one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Trust, on behalf of the Fund, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the securities lending agent will receive a fee from the Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.
The activities of BlackRock and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.
Valuation of Fund Investments

When you buy shares, you pay the NAV. This is the offering price. Shares are also redeemed at their NAV, minus any applicable deferred sales charge or redemption fee. The NAV used in determining your share price is the next one calculated after your purchase or redemption order is received. The NAV of each class of shares normally is determined once daily on each business day, generally as of 3:00 p.m., Eastern time, based on prices at such time. The NAV of shares is calculated by dividing the value of the net assets of each class of shares (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the class, generally rounded to the fourth decimal place.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to BlackRock’s valuation policies and procedures. BlackRock has been designated by the Board as the valuation designee for the Fund pursuant to Rule 2a-5 under the Investment Company Act.
Shares of underlying open‑end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed‑end funds or other ETFs are valued at their most recent closing price.
The Fund values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with BlackRock’s valuation policies and procedures. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless BlackRock determines in good faith that such method does not represent fair value.
Generally, trading in non‑U.S. securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the Fund’s close of business. The values of such securities used in computing the NAV of the Fund’s shares are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, BlackRock will fair value the Fund’s investments in accordance with its policies and procedures. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of, the Fund.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s‑length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used.

26

Dividends, Distributions and Taxes

Distributions of net investment income derived by the Fund, if any, are declared daily and paid at least monthly and net realized capital gains, if any, will be distributed at least annually. Dividends will be reinvested automatically in the form of additional shares of the same class of the Fund at NAV, unless you instruct the Transfer Agent in writing to pay them in cash. Dividends that are declared but unpaid will remain in the gross assets of the Fund and will, therefore, continue to earn income for the Fund’s shareholders. Shareholders redeeming their shares will receive all dividends declared through the date immediately preceding the date of redemption. The Fund anticipates that a significant amount of the distributions may be taxed as ordinary income, although the Fund may distribute capital gains as well. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.
You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, except as discussed below you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Fund distributions derived from qualified dividend income, which consists of dividends received from U.S. corporations and qualifying foreign corporations, and from long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for individuals, depending on whether their income exceeds certain threshold amounts, which are adjusted annually for inflation.
Because the Fund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so‑called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the Fund within 30 days before or after such a redemption.
The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a‑7 of the Investment Company Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund (whether or not it has a floating NAV) may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.
If the Fund imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.
Any such liquidity fee will constitute an asset of the Fund and will serve to benefit non‑redeeming shareholders. However, the Fund does not intend to distribute such fees to non‑redeeming shareholders. Such fees may, however, raise the Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
Your dividends and redemption proceeds will be subject to backup withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
This section summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

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Financial Highlights

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the period shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	BlackRock Liquid Environmentally Aware Fund
	Mischler Financial Group Shares
(For a share outstanding throughout each period)	Year Ended 07/31/22	Period from 05/20/21(a) to 07/31/21
Net asset value, beginning of period	$1.0005	$1.0005
Net investment income(b)	0.0027	0.0000	(c)
Net realized and unrealized loss	(0.0003)	0.0000	(c)(d)
Net increase from investment operations	0.0024	0.0000
Distributions from net investment income (e)	(0.0032)	(0.0000	)(f)
Net asset value, end of period	$0.9997	$1.0005
Total Return(g)
Based on net asset value	0.24%	0.00	%(h)(i)
Ratios to Average Net Assets
Total expenses	0.25%	0.26	%(j)
Total expenses after fees waived and/or reimbursed	0.17%	0.14	%(j)
Net investment income	0.27%	0.02	%(j)
Supplemental Data
Net assets, end of period (000)	$10,023	$50
(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.00005 per share.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Amount is greater than $(0.00005) per share.
(g)	Where applicable, assumes the reinvestment of distributions.
(h)	Aggregate total return.
(i)	Amount is less than 0.005%.
(j)	Annualized.

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General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website.
Delivery of Shareholder Documents
The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441‑7450.
Certain Fund Policies

Anti-Money Laundering Requirements
The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non‑public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non‑public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
BlackRock does not sell or disclose to non‑affiliated third parties any non‑public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non‑affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non‑public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non‑public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Statement of Additional Information

If you would like further information about the Fund, including how it invests, please see the SAI.
For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

29

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Fund, please see the SAI.
Acquired Fund Fees and Expenses — the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies.
Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.
Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a‑7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating Financial Intermediaries, advertising and promotion.
Dollar-Weighted Average Life — the dollar-weighted average maturity of the Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.
Dollar-Weighted Average Maturity — the average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.
Eligible Securities — Applicable Eligible Securities include:

∎	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the Fund after considering certain factors;

∎	securities issued by other registered investment companies that are money market funds; or

∎	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the Fund sells securities and agrees to buy them back at a particular date and price).
Management Fee — a fee paid to BlackRock for managing the Fund.
Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.
Service Fees — fees used to compensate Financial Intermediaries for certain shareholder servicing activities.
Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a‑7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

30

For More Information

Fund and Service Providers

THE FUND
BlackRock FundsSM
BlackRock Liquid Environmentally Aware Fund
100 Bellevue Parkway
Wilmington, Delaware 19809
Written Correspondence:
P.O. Box 9889
Providence, Rhode Island 02940-8089
Overnight Mail:
4400 Computer Drive
Westborough, Massachusetts 01588
(800) 441‑7450
MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809
SUB-ADVISER
BlackRock International Limited
Exchange Place One
1 Semple Street
Edinburgh, EH3 8JB
United Kingdom
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116
ACCOUNTING SERVICES PROVIDER
JPMorgan Chase Bank, N.A.
383 Madison Avenue, Floor 11
New York, New York 10179
DISTRIBUTOR
BlackRock Investments, LLC
40 East 52nd Street
New York, New York 10022
CUSTODIANS
JPMorgan Chase Bank, N.A.
383 Madison Avenue, Floor 11
New York, New York 10179
The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286
COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019

Additional Information

For more information:
This prospectus contains important information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports
These reports contain additional information about the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated November 28, 2022, has been filed with the Securities and Exchange Commission (“SEC”). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 441‑7450. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
BlackRock Investor Services
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), on any business day. Call: (800) 441‑7450.
Purchases and Redemptions
Call your Financial Intermediary or BlackRock Investor Services at (800) 441‑7450.
World Wide Web
General Fund information and specific Fund performance, including the SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence
BlackRock FundsSM
P.O. Box 9889
Providence, Rhode Island 02940
Overnight Mail
BlackRock FundsSM
4400 Computer Drive
Westborough, Massachusetts 01588
Internal Wholesalers/Broker Dealer Support
Available on any business day to support investment professionals. Call: (800) 882‑0052.
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882‑0052.
Securities and Exchange Commission
You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e‑mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
INVESTMENT COMPANY ACT FILE # 811‑05742

PRO-LEAF-MFG-1122

NOVEMBER 28, 2022

Prospectus

BlackRock FundsSM  |  Bancroft Capital Shares

•	BlackRock Liquid Environmentally Aware Fund
Bancroft Capital: VSGXX
This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Fund, including investment objective, principal investment strategies, principal risk factors, fee and expense information, and historical performance information

	Investment Objective	3

	Fees and Expenses of the Fund	3

	Principal Investment Strategies of the Fund	3

	Principal Risks of Investing in the Fund	4

	Performance Information	6

	Investment Manager	7

	Purchase and Sale of Fund Shares	7
	Tax Information	7

	Payments to Broker/Dealers and Other Financial Intermediaries	7

Details About the Fund	Information about how the Fund invests, including investment objective, investment process, principal strategies and risk factors

	How the Fund Invests	8

	Investment Risks	12

Account Information	Information about account services, sales charges and waivers, shareholder transactions, and distribution and other payments

	Details About the Share Class	17

	How to Buy, Sell and Transfer Shares	18

	Fund’s Rights	21

	Liquidity Fees and Redemption Gates	22

	Short-Term Trading Policy	23

	Master/Feeder Structure	23

Management of the Fund	Information About BlackRock

	BlackRock	24

	Conflicts of Interest	25
	Valuation of Fund Investments	26

	Dividends, Distributions and Taxes	27

Financial Highlights	Financial Performance of the Fund	28

General Information	Shareholder Documents	29

	Certain Fund Policies	29

	Statement of Additional Information	29

Glossary	Glossary of Investment Terms	30

For More Information	Fund and Service Providers	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Investment Objective

The investment objective of BlackRock Liquid Environmentally Aware Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Bancroft Capital Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below. More information about these fees and expenses is available from your Financial Intermediary and in the “Details About the Share Class” section on page 17 of the Fund’s prospectus and in the “Purchase of Shares” section on page II‑29 of Part II of the Fund’s Statement of Additional Information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Bancroft Capital Shares
Management Fee	0.10%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses[1,2]	0.21%
Administration Fee	0.10%
Miscellaneous Other Expenses[1,2]	0.11%
Total Annual Fund Operating Expenses[2]	0.31%
Fee Waivers and/or Expense Reimbursements[3]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.20%

[1]	Miscellaneous Other Expenses have been restated to reflect current fees.

[2]
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Miscellaneous Other Expenses to reflect current fees.

[3]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 24, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.00% of average daily net assets through June 30, 2033. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Bancroft Capital Shares	$20	$64	$113	$255
Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non‑fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.

3

BlackRock will consider the following as part of the Fund’s environmental criteria:

∎
The Fund will invest in securities whose issuer (or guarantor, if applicable) at the time of the Fund’s investment have better than average performance in environmental practices. In evaluating performance in environmental practices, BlackRock will use data or other environmental, social, or governance risk metrics including ratings provided by independent research vendor(s) in determining whether to invest (or continue to invest) in securities issued or guaranteed by a particular entity. These independent research vendor(s) may consider one or more of the following factors: Issuer or industry exposure to environmentally intensive activities, disclosures by an issuer around climate-related issues and environmental matters or specific targets or plans by an issuer to manage environmental exposures. These independent vendor(s) may also consider environmental issues relative to a specific sector. BlackRock may change an independent research vendor at any time in its discretion. BlackRock will consider factors such as emissions, energy and water intensity, waste generation, green revenues and environmental disclosure levels in evaluating the environmental performance of an issuer or guarantor.

∎	U.S. Government securities will be considered to have met the Fund’s environmental criteria

∎	The Fund will not invest in securities issued or guaranteed by entities:

—	that derive more than 5% of their revenue from fossil fuels mining, exploration or refinement; or

—	that derive more than 5% of their revenue from thermal coal or nuclear energy based power generation.
In determining the efficacy of an issuer’s or guarantor’s environmental practices, BlackRock may also employ a proprietary model it has developed to consider the impact of various actions of an issuer or guarantor. The model uses third party data as well as information obtained by BlackRock to assess whether particular environmental factors may be material to an issuer or guarantor and capture any momentum around these factors. The model also seeks to consider more current headline news around an issuer or guarantor. The model may employ different inputs and weigh the significance of those inputs differently than the third party data sources that are used. BlackRock will conduct, as appropriate, its environmental evaluation of issuers and guarantors relative to a specific sector or across multiple sectors.
In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as tender option bonds, beneficial interests in municipal trust certificates and partnership trusts. The Fund may invest in “green” bonds where, in the opinion of BlackRock, the use of proceeds from the sale of these securities will be used to finance projects intended to generate an environmental benefit. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund may invest up to 20% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer (and, if applicable, guarantor) have below average performance in environmental practices or whose issuer (and, if applicable, guarantor) are not evaluated by any independent research vendor(s) currently used by the Fund, and whose issuer (and, if applicable, guarantor) do not otherwise meet the Fund’s environmental criteria.
The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).
Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

∎
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

4

∎
Environmental Criteria Risk — The risk that because the Fund’s environmental criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria. Consequently, the Fund may underperform funds that do not utilize an environmental strategy. BlackRock’s assessment of an issuer’s environmental criteria may change over time, which could cause the Fund to hold securities that may no longer meet BlackRock’s current environmental criteria.

In evaluating the environmental criteria for an issuer or guarantor, BlackRock is dependent upon information and data that may be incomplete, inaccurate or unavailable. Currently, environmental data often lacks standardization, consistency and in some cases transparency. There may be different methodologies used by different data sources who compile environmental ratings of issuers or guarantors. This could adversely affect the analysis of the environmental criteria relevant to a particular issuer or guarantor. If BlackRock were to solely rely on this data, the Fund may invest in issuers or guarantors who may not meet the environmental criteria for investment. Investing on the basis of environmental criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by any vendors of BlackRock or any judgment exercised by BlackRock will reflect the beliefs or values of any particular investor.

∎
Liquidity Fee and Redemption Gate Risk —The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

∎	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

∎
Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

∎
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

∎
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. Because the Fund invests in short-term instruments these events have caused some instruments to have declining yields, which may impair the results of the Fund if these conditions persisted. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

∎
Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are

5

subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

∎
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

∎
Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

∎
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

∎
U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

∎
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

∎
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Bancroft Capital Shares do not have a full calendar year of performance history as of the date of this prospectus. As a result, the chart and table shown below give you a picture of the long-term performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Bancroft Capital Shares would be substantially similar to Institutional Shares because Bancroft Capital Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Bancroft Capital Shares and Institutional Shares have different expenses. The actual returns of Bancroft Capital Shares would have been approximately the same as those of Institutional Shares because Bancroft Capital Shares have the same expenses as Institutional Shares.
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a‑7 under the Investment Company Act. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441‑7450.
Institutional Shares
ANNUAL TOTAL RETURNS
BlackRock Liquid Environmentally Aware Fund
As of 12/31

6

During the period shown in the bar chart, the highest return for a quarter was 0.30% (quarter ended March 31, 2020) and the lowest return for a quarter was –0.01% (quarter ended December 31, 2021). The year-to-date return as of September 30, 2022 was 0.69%.

For the periods ended 12/31/21 Average Annual Total Returns	1 Year	Since Inception (April 8, 2019)
BlackRock Liquid Environmentally Aware Fund — Institutional Shares
Return Before Taxes	0.01%	0.78%
To obtain the Fund’s current 7‑day yield, call (800) 441‑7450 or visit the Fund’s website at www.blackrock.com/cash.
Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”). The Fund’s sub‑adviser is BlackRock International Limited (the “Sub‑Adviser”). Where applicable, “BlackRock” refers also to the Sub‑Adviser.
Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of the Fund each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open.
Shares are only available for purchase by clients of Bancroft Capital, LLC and its affiliates.
To open an account with the Fund, contact Bancroft Capital, LLC by telephone at 484‑546‑8000 or by e‑mail at ops@bancroft4vets.com.
To purchase or sell shares of the Fund you should contact your Financial Intermediary, contact the Fund by phone at (800) 441‑7450, use the Fund’s internet-based order entry program, or use such other electronic means as the Fund agrees to in its sole discretion with your Financial Intermediary. You have until the close of the federal funds wire (normally 6:45 p.m. Eastern time) to get your purchase money in to the Fund on the day of your purchase or your purchase order will be cancelled.
The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.

Bancroft Capital Shares
Minimum Initial Investment	$2 million for individuals and institutional investors
Minimum Additional Investment	No subsequent minimum.
Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax‑exempt investor or are investing through a qualified tax‑exempt plan described in section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax when distributions are received from such tax‑deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary such as Bancroft Capital, LLC, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7

Details About the Fund

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of BlackRock Liquid Environmentally Aware Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), and your rights as a shareholder.
How the Fund Invests

The Fund is a non‑retail, non‑government money market fund under Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

∎
The Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 30.

∎
Pursuant to Rule 2a‑7, the Fund is subject to a “general liquidity requirement” that requires that the Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the Investment Company Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require the Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

∎
The Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

∎
The Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and the Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 30.

∎
The Fund’s net asset value (“NAV”) per share, calculated as described in “Management of the Fund — Valuation of Fund Investments,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

∎
The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months.

∎
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act, and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”). For a discussion of Eligible Securities, please see the Glossary.

The Board will be permitted to impose a liquidity fee on redemptions from the Fund (up to 2%) or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information — Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates.
Investment Objective
The investment objective of the Fund is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.
Should the Board determine that the investment objective of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

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Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. To the extent the Fund invests in repurchase agreements, the Fund currently intends to invest only in repurchase agreements collateralized by U.S. Government securities and cash. Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non‑fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.
BlackRock will consider the following as part of the Fund’s environmental criteria:

∎
The Fund will invest in securities whose issuer (or guarantor, if applicable) at the time of the Fund’s investment have better than average performance in environmental practices. In evaluating performance in environmental practices, BlackRock will use data or other environmental, social, or governance risk metrics including ratings provided by independent research vendor(s) in determining whether to invest (or continue to invest) in securities issued or guaranteed by a particular entity. These independent research vendor(s) may consider one or more of the following factors: Issuer or industry exposure to environmentally intensive activities, disclosures by an issuer around climate-related issues and environmental matters or specific targets or plans by an issuer to manage environmental exposures. These independent vendor(s) may also consider environmental issues relative to a specific sector. BlackRock may change an independent research vendor at any time in its discretion. BlackRock will consider factors such as emissions, energy and water intensity, waste generation, green revenues and environmental disclosure levels in evaluating the environmental performance of an issuer or guarantor.

∎	U.S. Government securities will be considered to have met the Fund’s environmental criteria

∎	The Fund will not invest in securities issued or guaranteed by entities:

—	that derive more than 5% of their revenue from fossil fuels mining, exploration or refinement; or

—	that derive more than 5% of their revenue from thermal coal or nuclear energy based power generation.
In determining the efficacy of an issuer’s or guarantor’s environmental practices, BlackRock may also employ a proprietary model it has developed to consider the impact of various actions of an issuer or guarantor. The model uses third party data as well as information obtained by BlackRock to assess whether particular environmental factors may be material to an issuer or guarantor and capture any momentum around these factors. The model also seeks to consider more current headline news around an issuer or guarantor. The model may employ different inputs and weigh the significance of those inputs differently than the third party data sources that are used. BlackRock will conduct, as appropriate, its environmental evaluation of issuers and guarantors relative to a specific sector or across multiple sectors.
When known at the time of purchase, Fund management may also consider an issuer’s or guarantor’s commitment to support sustainable palm oil.
In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as tender option bonds, beneficial interests in municipal trust certificates and partnership trusts. The Fund may invest in “green” bonds where, in the opinion of BlackRock, the use of proceeds from the sale of these securities will be used to finance projects intended to generate an environmental benefit. For purposes of compliance with the Fund’s 80% investment policy, (1) the Fund’s investment in “green” bonds will not be deemed to qualify unless the issuer or guarantor of such bonds, in the opinion of BlackRock, at the time of purchase, meets the Fund’s environmental criteria and (2) the Fund’s investment in repurchase agreements will not be deemed to qualify except to the extent that both the repurchase agreement counterparty and the issuer (or guarantor, if applicable) of the security subject to the repurchase agreement, in the opinion of BlackRock, at the time of purchase, meet the Fund’s environmental criteria. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund may invest up to 20% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer (and, if applicable, guarantor) have below average performance in environmental practices or whose issuer (and, if applicable, guarantor) are not evaluated by any independent research vendor(s) currently used by the Fund, and whose issuer (and, if applicable, guarantor) do not otherwise meet the Fund’s environmental criteria.
The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a‑7 under the Investment Company Act, and other rules of the SEC. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

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Pursuant to Rule 2a‑7 under the Investment Company Act, the Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.
Additionally, a security purchased by the Fund (or the issuers of such security) will be:

∎
a security that has short-term ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

∎	a security that is issued or guaranteed by a person with such ratings;

∎	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

∎	a security issued by other open‑end investment companies that invest in the type of obligations in which the Fund may invest; or

∎	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.
During periods of unusual market conditions or during temporary defensive periods, the Fund may depart from its principal investment strategies. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or the Fund may invest without limit in U.S. Treasury securities. Uninvested cash reserves may not earn income. Temporary defensive investments may limit the Fund’s ability to achieve its investment objective.
Principal Investments
The section below describes the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI.
Specifically, the Fund may invest in:

∎
Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

∎
Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers.

∎
Funding Agreements. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

∎
Loan Participations. The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

∎
Master Demand or Term Notes. The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. and foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

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∎
Mortgage- and Asset-Backed Obligations. The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

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Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for the Fund’s repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. However, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that the Fund could not hold directly without the repurchase obligation.

The Fund may transfer uninvested cash balances into a single joint account at the Fund’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

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U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

∎
U.S. Treasury Obligations. The Fund may invest in direct obligations of the U.S. Treasury. The Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

∎
Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

∎
When-Issued, Delayed Delivery and Forward Commitment Transactions. The Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. The Fund expects that commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase securities on a when-issued, delayed delivery or forward commitment basis for speculative purposes but only in furtherance of its investment objective. The Fund does not receive income from securities purchased on a when-issued, delayed delivery or forward commitment basis prior to delivery of such securities.

Other Strategies
In addition to the principal investment strategies discussed above, the Fund may also invest or engage in the following investments/strategies:

∎
Borrowing. During periods of unusual market conditions, the Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief. The Fund will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured.

∎
Illiquid Investments. The Fund will not invest more than 5% of the value of its total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value.

∎
Investment Company Securities. The Fund may invest in securities issued by other open‑end or closed‑end investment companies, including affiliated investment companies, subject to the applicable limits under the Investment Company Act and the rules thereunder. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with the Fund’s investment objective and policies, certain variable rate demand securities issued by closed‑end funds, which invest primarily in portfolios of taxable or tax‑exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed‑end municipal bond funds will be exempt from federal income tax.

∎
Municipal Obligations. The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as tender option bonds, beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

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∎
Restricted Securities. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non‑U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.

∎
Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one‑third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

∎
Securities Lending. The Fund may lend its securities with a value of up to one‑third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

∎	Uninvested Cash Reserves. The Fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash reserves will not earn income.

∎
U.S. Treasury Floating Rate Notes. The Fund may invest in U.S. Treasury Floating Rate Notes (“FRNs”). These are two‑year notes issued by the U.S. Treasury that reset their interest rates on a weekly basis. At maturity, the face value of an FRN is paid to the note holder.

Investment Risks

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The following is a description of certain risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in the Fund

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Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

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Environmental Criteria Risk — The risk that because the Fund’s environmental criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria. Consequently, the Fund may underperform funds that do not utilize an environmental strategy. BlackRock’s assessment of an issuer’s environmental criteria may change over time, which could cause the Fund to hold securities that may no longer meet BlackRock’s current environmental criteria.

In evaluating the environmental criteria for an issuer or guarantor, BlackRock is dependent upon information and data that may be incomplete, inaccurate or unavailable. Currently, environmental data often lacks standardization, consistency and in some cases transparency. There may be different methodologies used by different data sources who compile environmental ratings of issuers or guarantors. This could adversely affect the analysis of the environmental criteria relevant to a particular issuer or guarantor. If BlackRock were to solely rely on this data, the Fund may invest in issuers or guarantors who may not meet the environmental criteria for investment. Investing on the basis of environmental criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by any vendors of BlackRock or any judgment exercised by BlackRock will reflect the beliefs or values of any particular investor.

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Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

∎	Income Risk — The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

∎
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

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Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

∎
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. Because the Fund invests in short-term instruments these events have caused some instruments to have declining yields, which may impair the results of the Fund if these conditions persisted. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

∎
Mortgage- and Asset-Backed Securities Risks — Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.
Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently

13

referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.
The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

∎
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

∎
Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

∎
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

∎
U.S. Government Obligations Risk — Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

∎
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

∎
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Other Risks of Investing in the Fund
The Fund may also be subject to certain other non‑principal risks associated with its investments and investment strategies, including:

∎
Borrowing Risk — Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

∎
Cyber Security Risk — Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

∎
Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

∎
Illiquid Investments Risk — The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

∎
Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including exchange-traded funds (“ETFs”), are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

∎
Large Shareholder and Large-Scale Redemption Risk — Certain shareholders, including a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. These redemptions may force the Fund to sell portfolio securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Fund. In addition, large redemptions can result in the Fund’s current expenses being allocated over a smaller asset base, which generally could result in an increase in the Fund’s expense ratio.

∎
Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

15

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.
Tax‑Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax‑exempt status of interest on municipal obligations and payments under tax‑exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax‑exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

∎
Restricted Securities Risk — Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.

∎
Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.

∎
Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

∎
Valuation Risk — The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

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Account Information

Details About the Share Class

The Fund currently offers multiple share classes (Bancroft Capital Shares in this prospectus), each with its own expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio of the Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Only certain investors are eligible to buy Bancroft Capital Shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) can help you determine whether you are eligible to buy Bancroft Capital Shares.
The Fund’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BlackRock.
The table below summarizes key features of Bancroft Capital Shares of the Fund.

Bancroft Capital Shares at a Glance
Availability	Available only to clients of Bancroft Capital, LLC and its affiliates (collectively, “Bancroft Clients”)
Minimum Investment	$2 million minimum initial investment. There is no minimum investment amount for additional purchases.
Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No.
Conversion to Institutional Shares?	If you are no longer a client of Bancroft Capital, LLC, you are not eligible to hold Bancroft Capital Shares and any Bancroft Capital Shares you hold will be converted to Institutional Shares of the Fund.
Distribution and Service (12b‑1) Fees?	No.
Redemption Fees?	The Fund may impose a liquidity fee under certain limited circumstances. See “Liquidity Fees and Redemption Gates” below.
Bancroft Capital Shares are not subject to any sales charge. Only certain investors are eligible to buy Bancroft Capital Shares. Your Financial Intermediary can help you determine whether you are eligible to buy Bancroft Capital Shares. The Fund may permit a lower initial investment for certain investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum investment requirement. Certain Financial Intermediaries may also impose additional minimum investment requirements.
Shares of the Fund are available in other share classes that have different fees and expenses.
The Fund reserves the right to modify or waive the above-stated policies at any time.
Distribution and Shareholder Servicing Payments

Other Payments by the Fund
In addition to fees that the Fund pays to its transfer agent, BNY Mellon Investment Servicing (US), Inc. (the “Transfer Agent”), BlackRock, on behalf of the Fund, may enter into non‑12b‑1‑Plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub‑transfer agency, sub‑accounting and/or shareholder services. These non‑12b‑1 Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub‑transfer agency, sub‑accounting and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be

17

based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you.
Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.
How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through your Financial Intermediary. You may also buy, sell and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling or transferring shares through BlackRock, call (800) 441‑7450. Because the selection of a mutual fund involves many considerations, your Financial Intermediary may help you with this decision.
With certain limited exceptions, the Fund is generally available only to investors residing in the United States and may not be distributed by a foreign Financial Intermediary. Under this policy, in order to accept new accounts or additional investments into existing accounts, the Fund generally requires that (i) a shareholder that is a natural person be a U.S. citizen or resident alien, in each case residing within the United States or a U.S. territory (including APO/FPO/DPO addresses), and have a valid U.S. taxpayer identification number, and (ii) a Financial Intermediary or a shareholder that is an entity be domiciled in the United States and have a valid U.S. taxpayer identification number or be domiciled in a U.S. territory and have a valid U.S. taxpayer identification number or IRS Form W‑8. Any existing account that is updated to reflect a non‑U.S. address will also be restricted from making additional investments.
The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, the Fund may waive certain requirements regarding the purchase, sale or transfer of shares described below.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.
Shares are only available for purchase by clients of Bancroft Capital, LLC and its affiliates. If you are no longer a client of Bancroft Capital, LLC you are not eligible to hold Bancroft Capital Shares and any Bancroft Capital Shares you hold will be converted to Institutional Shares of the Fund, which are not offered in this prospectus.
To open an account with the Fund, contact Bancroft Capital, LLC by telephone at 484‑546‑8000 or by e‑mail at ops@bancroft4vets.com.

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	Determine the amount of your investment	Refer to the minimum initial investment in the “Details About the Share Class” table of this prospectus.
Have your Financial Intermediary submit your purchase order
Purchase orders received by the Fund’s transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), before 3:00 p.m. (Eastern time) on each business day will be priced based on the next NAV calculated on that day, and if you send your payment by Federal funds or other immediately available funds no later than the close of the federal funds wire (normally 6:45 p.m. (Eastern time)) you will receive that day’s dividends. Certain Financial Intermediaries, however, may require submission of orders prior to that time. Purchase orders placed after 2:55 p.m. (Eastern time) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

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How to Buy Shares (continued)

	Your Choices	Important Information for You to Know

Initial Purchase (continued)	Have your Financial Intermediary submit your purchase order (continued)
NAV is calculated separately for each class of shares of the Fund as of 3:00 p.m. (Eastern time), each business day. Shares will be priced on days that both the New York Stock Exchange (the “NYSE”) and the Federal Reserve Bank of Philadelphia are open (each such day, a “business day”). The Fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the NYSE is closed due to an emergency. Both the NYSE and the Federal Reserve Bank of Philadelphia are closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veteran’s Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday.

Purchase orders placed after 3:00 p.m. (Eastern time) will be priced at the NAV determined on the next business day.

A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown in the Fund’s “Fees and Expenses” table.

The Fund may reject any order to buy shares and may suspend the sale of shares at any time, including when a redemption gate is in place (see “Account Information — Liquidity Fees and Redemption Gates” below). Certain Financial Intermediaries may charge a processing fee to confirm a purchase.

Add to Your Investment	Purchase additional shares	There is no minimum investment amount for additional purchases.
	Have your Financial Intermediary submit your purchase order for additional shares	To purchase additional shares you may contact your Financial Intermediary. For more details on purchasing by Internet see below.
Or contact BlackRock (for accounts held directly with BlackRock)
Purchase by Internet: Purchase orders may be placed through the Fund’s internet-based order entry program.

Certain clients’ purchase orders placed prior to the close of business will be priced at the NAV determined that day. Purchase orders placed after 2:55 p.m. (Eastern time) will not be transmitted by the Fund’s internet-based order entry program. Account holders trading on the Fund’s internet-based order entry program may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason. Limits on amounts that may be purchased via Internet may vary. Please contact BlackRock or Bancroft Capital, LLC for more information.

Purchase by Telephone: Call (800) 441‑7450 and speak with one of our representatives. The Fund has the right to reject any telephone request for any reason.

	Acquire additional shares by reinvesting dividends and capital gains	All dividends and capital gains distributions are automatically reinvested in shares of the Fund at net asset value. To make any changes to your dividend and/or capital gains distributions options, please call (800) 441‑7450, or contact your Financial Intermediary (if your account is not held directly with BlackRock).
How to Pay for Shares	Making payment for purchases	Payment for an order must be made in Federal funds or other immediately available funds by the close of the federal funds wire (normally 6:45 p.m. (Eastern time)). If payment is not received by this time, the order will be canceled and you will be responsible for any loss to the Fund. You may also wire Federal funds to the Transfer Agent to purchase shares, but you must call (800) 441‑7450 before doing so to confirm the wiring instructions.

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How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial Redemption of Shares	Have your Financial Intermediary submit your sales order
You can make redemption requests through your Financial Intermediary. Shareholders should indicate that they are redeeming Bancroft Capital Shares. The price of your shares is based on the next calculation of the Fund’s NAV after your order is placed. For your redemption request to be priced at the NAV on the day of your request, you must submit your request to your Financial Intermediary prior to that day’s close of business (generally, 3:00 p.m. Eastern time). Certain Financial Intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the NAV at the close of business on the next business day. Financial Intermediaries may charge a fee to process a redemption of shares. Shareholders should indicate which class of shares they are redeeming. The Fund may reject an order to sell shares under certain circumstances. Redemption orders placed after 2:55 p.m. (Eastern time) will not be transmitted by the Fund’s internet-based order entry program.

Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

Selling shares held directly with BlackRock
Methods of Redeeming
Redeem by Telephone: Certain redemption requests may require written instructions with a medallion signature guarantee. Call (800) 441‑7450 for details. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find alternative redemption methods below.

Redeem by Internet: You may redeem in your account through the Fund’s internet-based order entry program. Proceeds from internet redemptions may be sent via wire to the bank account of record. Redemption orders placed after 2:55 p.m. (Eastern time) on the Fund’s internet-based order entry program will not be transmitted by the program. Account holders trading in the Fund’s internet-based order entry program may transmit their trades during the next time window internet-based trading resumes. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

Payment of Redemption Proceeds
Redemption proceeds may be paid by wire transfer.

Payment by Wire Transfer: Proceeds for redeemed shares for which a redemption order is received before 3:00 p.m. (Eastern time) on a business day are normally paid in Federal funds wired to the redeeming shareholder on the same business day, provided that the Fund’s custodian is also open for business. Proceeds for redemption orders received on a day when the Fund’s custodian is closed are normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund.

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How to Sell Shares (continued)

	Your Choices	Important Information for You to Know

Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)
If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. You are responsible for any additional charges imposed by your bank for this service. No charge for wiring redemption payments with respect to Bancroft Capital Shares is imposed by the Fund.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.

* * *

If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days. Please see “Account Information — Liquidity Fees and Redemption Gates” for more information.

Under normal and stressed market conditions, the Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.

How to Transfer Your Account

	Your Choices	Important Information for You to Know

Transfer Shares to Another Financial Intermediary	Transfer to a participating Financial Intermediary
You may transfer your Bancroft Capital Shares of the Fund only to another Financial Intermediary that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.

If your account is held directly with BlackRock, you may call (800) 441‑7450 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of your Bancroft Capital Shares.

Transfer to a non‑participating Financial Intermediary
You must either:
•  Transfer your Bancroft Capital Shares to an account with the Fund; or
•  Sell your shares, paying any applicable fees or deferred sales charge.

If your account is held directly with BlackRock, you may call (800) 441‑7450 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of your Bancroft Capital Shares.

Fund’s Rights

The Fund may:

∎	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act;

∎
Postpone the date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;

∎	Redeem shares for property other than cash as may be permitted under the Investment Company Act; and

∎	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.
Suspension of Redemptions Upon Liquidation. If the Board, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act, determines that the Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, then the Board, subject to certain conditions, may, where the Board has determined to liquidate the Fund irrevocably, suspend redemptions and

21

payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.
Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (the “Fund Minimum”), and may redeem the shares in your account if the NAV of those shares in your account falls below $500 for any reason, including market fluctuation.
You will be notified that the value of your account is less than the Fund Minimum before the Fund makes any involuntary redemption. This notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $500 before the Fund makes an involuntary redemption. This involuntary redemption will not charge any deferred sales charge, and may not apply to accounts of certain employer-sponsored retirement plans (not including IRAs), qualified state tuition plan (529 Plan) accounts, and select fee‑based programs at your Financial Intermediary.
Liquidity Fees and Redemption Gates

Under Rule 2a‑7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period, in the event that the Fund’s weekly liquid assets fall below the following thresholds:

∎
30% weekly liquid assets — If the weekly liquid assets of the Fund fall below 30% of the Fund’s total assets, and the Board determines it is in the best interests of the Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

∎
10% weekly liquid assets — If the weekly liquid assets of the Fund fall below 10% of the Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once the Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.
If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of the Fund. The Fund may not accept purchases during the period that a liquidity fee has been imposed.
If the Board imposes a redemption gate, the Fund will not accept purchase or redemption orders until the Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to the Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of the Fund, but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.
If the Board imposes a liquidity fee or a redemption gate, the Fund will not accept exchange orders into or out of the Fund until the Fund has notified shareholders that the liquidity fee or redemption gate has been lifted.
Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.
The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of the Fund fall below 30% of the Fund’s total assets.
Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N‑CR and will be available on the website of the Fund (www.blackrock.com/cash). In addition, the Fund will make such announcements through a supplement to its registration statement and may further communicate such actions through other means.
Financial Intermediaries will be required promptly to take such actions reasonably requested by the Fund or its agent to implement, modify or remove, or to assist the Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

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Short-Term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has evaluated the risks of market timing activities by the Fund’s shareholders and has determined that due to (i) the nature of the Fund’s portfolio holdings, and (ii) the nature of the Fund’s shareholders, it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Fund by shareholders would result in a negative impact to the Fund or its shareholders. As a result, the Board has not adopted policies and procedures to deter short-term trading in the Fund. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.
Master/Feeder Structure

The Fund may in the future determine to become a “feeder” fund that invests all of its assets in another open‑end investment company (a “master fund”) that has the same investment objective and strategies as the Fund. This structure is sometimes called a “master/feeder” structure. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. In a master/feeder structure, all investments will be made at the master level and the Fund’s investment results will correspond directly to the investment results of the underlying master in which it invests. A feeder fund may withdraw from its master fund at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage its assets directly.
A master fund may accept investments from other feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeder funds may offset each other and produce a lower net cash flow.
However, each feeder fund can set its own transaction minimums, fund specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund.
Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a fund that is a feeder fund over the operations of its master fund.

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Management of the Fund

BlackRock

BlackRock, the Fund’s investment adviser, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Fund, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.
BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock International Limited (the “Sub‑Adviser”), a registered investment adviser organized in 1995, is an affiliate of BlackRock and acts as a sub‑adviser for the Fund. BlackRock and its affiliates had approximately $7.961 trillion in investment company and other portfolio assets under management as of September 30, 2022.
BlackRock serves as manager to the Fund pursuant to an investment advisory agreement (the “Management Agreement”), which provides that BlackRock is entitled to receive for the services it provides to the Fund a fee at the annual rate of 0.10% of the average daily net assets of the Fund computed daily and payable monthly. BlackRock is responsible for the day to day management of the Fund’s portfolio.
BlackRock has contractually agreed to cap Miscellaneous Other Expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any) of Bancroft Capital Shares of the Fund at the level shown below and in the Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve this expense cap, BlackRock has agreed to waive and/or reimburse fees or expenses if the Miscellaneous Other Expenses exceed a certain limit.
With respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous Other Expenses to the amount noted in the table below.

Contractual Cap[1] on Miscellaneous Other Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)

Bancroft Capital Shares	0.00%

[1]. The contractual cap is in effect through June 30, 2033. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]. As a percentage of average daily net assets.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this voluntary waiver and/or reimbursement at any time without notice.
For the fiscal year ended July 31, 2022, the Fund paid BlackRock aggregate management fees, net of any applicable waivers, equal to 0.05% of the Fund’s average daily net assets.
BlackRock has entered into a sub‑advisory agreement with the Sub‑Adviser. Under the sub‑advisory agreement, BlackRock pays the Sub‑Adviser for services it provides for that portion of the Fund for which it acts as sub‑adviser a fee equal to a percentage of the management fee paid to BlackRock under the Management Agreement.
A discussion of the basis for the Board’s approval of the Management Agreement with respect to the Fund is included in the Fund’s annual shareholder report for the fiscal year ended July 31, 2022. A discussion of the basis for the Board’s approval of the sub‑advisory agreement with the Sub‑Adviser is included in the Fund’s annual shareholder report for the fiscal year ending July 31, 2022.

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From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.
BlackRock or its affiliates will use at least 5% of BlackRock’s net revenue from its management fee from the Fund to purchase and then retire carbon credits either directly or through a third-party organization. These purchases will be made at least annually, with BlackRock maintaining the option to increase, decrease or terminate these purchases in its sole discretion at any time.
Additionally, BlackRock may at its discretion enter into a license agreement (a “License Agreement”) with one or more charitable organizations that is tax‑exempt under 501(c)(3) of the Internal Revenue Code of 1986 from time to time. Pursuant to the relevant License Agreement, the charitable organization would grant BlackRock a license permitting BlackRock to use the charitable organization’s name and logo. BlackRock will pay a license fee to each such charitable organization for such use.
No charitable organization will provide any investment advisory services to BlackRock or the Fund or participate in, or have any influence on, the day‑to‑day operations of, the Fund.
Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders.
BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. BlackRock or one or more Affiliates act or may act as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest. The Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as structured notes) by entities for which an Affiliate provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. BlackRock or one or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. This may include transactions in securities issued by other open‑end and closed‑end investment companies (which may include investment companies that are affiliated with the Fund and BlackRock, to the extent permitted under the Investment Company Act). The trading activities of BlackRock and these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in BlackRock or an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Fund.
Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by BlackRock or an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BlackRock or an Affiliate or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock or its Affiliates may adversely impact the Fund. Transactions by one or more clients or BlackRock or its Affiliates or their directors, officers or employees, may have the effect of diluting or

25

otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to BlackRock or one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Trust, on behalf of the Fund, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the securities lending agent will receive a fee from the Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.
The activities of BlackRock and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.
Valuation of Fund Investments

When you buy shares, you pay the NAV. This is the offering price. Shares are also redeemed at their NAV, minus any applicable deferred sales charge or redemption fee. The NAV used in determining your share price is the next one calculated after your purchase or redemption order is received. The NAV of each class of shares normally is determined once daily on each business day, generally as of 3:00 p.m., Eastern time, based on prices at such time. The NAV of shares is calculated by dividing the value of the net assets of each class of shares (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the class, generally rounded to the fourth decimal place.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to BlackRock’s valuation policies and procedures. BlackRock has been designated by the Board as the valuation designee for the Fund pursuant to Rule 2a-5 under the Investment Company Act.
Shares of underlying open‑end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed‑end funds or other ETFs are valued at their most recent closing price.
The Fund values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with BlackRock’s valuation policies and procedures. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless BlackRock determines in good faith that such method does not represent fair value.
Generally, trading in non‑U.S. securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the Fund’s close of business. The values of such securities used in computing the NAV of the Fund’s shares are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, BlackRock will fair value the Fund’s investments in accordance with its policies and procedures. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of, the Fund.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s‑length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used.

26

Dividends, Distributions and Taxes

Distributions of net investment income derived by the Fund, if any, are declared daily and paid at least monthly and net realized capital gains, if any, will be distributed at least annually. Dividends will be reinvested automatically in the form of additional shares of the same class of the Fund at NAV, unless you instruct the Transfer Agent in writing to pay them in cash. Dividends that are declared but unpaid will remain in the gross assets of the Fund and will, therefore, continue to earn income for the Fund’s shareholders. Shareholders redeeming their shares will receive all dividends declared through the date immediately preceding the date of redemption. The Fund anticipates that a significant amount of the distributions may be taxed as ordinary income, although the Fund may distribute capital gains as well. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.
You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, except as discussed below you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Fund distributions derived from qualified dividend income, which consists of dividends received from U.S. corporations and qualifying foreign corporations, and from long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for individuals, depending on whether their income exceeds certain threshold amounts, which are adjusted annually for inflation.
Because the Fund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so‑called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the Fund within 30 days before or after such a redemption.
The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a‑7 of the Investment Company Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund (whether or not it has a floating NAV) may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.
If the Fund imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.
Any such liquidity fee will constitute an asset of the Fund and will serve to benefit non‑redeeming shareholders. However, the Fund does not intend to distribute such fees to non‑redeeming shareholders. Such fees may, however, raise the Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
Your dividends and redemption proceeds will be subject to backup withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
This section summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

27

Financial Highlights

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the period shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	BlackRock Liquid Environmentally Aware Fund
	Bancroft Capital Shares
(For a share outstanding throughout each period)	Period from 10/29/21(a) to 07/31/22
Net asset value, beginning of period	$1.0004
Net investment income(b)	0.0030
Net realized and unrealized loss	(0.0006)
Net increase from investment operations	0.0024
Distributions(c)
From net investment income	(0.0031)
From net realized gain	—
Total distributions	(0.0031)
Net asset value, end of period	$0.9997
Total Return(d)
Based on net asset value	0.24	%(e)
Ratios to Average Net Assets
Total expenses	0.32	%(f)
Total expenses after fees waived and/or reimbursed	0.18	%(f)
Net investment income	0.40	%(f)
Supplemental Data
Net assets, end of period (000)	$50
(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

28

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website.
Delivery of Shareholder Documents
The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441‑7450.
Certain Fund Policies

Anti-Money Laundering Requirements
The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non‑public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non‑public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
BlackRock does not sell or disclose to non‑affiliated third parties any non‑public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non‑affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non‑public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non‑public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Statement of Additional Information

If you would like further information about the Fund, including how it invests, please see the SAI.
For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

29

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Fund, please see the SAI.
Acquired Fund Fees and Expenses — the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies.
Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.
Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a‑7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating Financial Intermediaries, advertising and promotion.
Dollar-Weighted Average Life — the dollar-weighted average maturity of the Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.
Dollar-Weighted Average Maturity — the average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.
Eligible Securities — Applicable Eligible Securities include:

∎	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the Fund after considering certain factors;

∎	securities issued by other registered investment companies that are money market funds; or

∎	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the Fund sells securities and agrees to buy them back at a particular date and price).
Management Fee — a fee paid to BlackRock for managing the Fund.
Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.
Service Fees — fees used to compensate Financial Intermediaries for certain shareholder servicing activities.
Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a‑7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

30

For More Information

Fund and Service Providers

THE FUND
BlackRock FundsSM
BlackRock Liquid Environmentally Aware Fund
100 Bellevue Parkway
Wilmington, Delaware 19809
Written Correspondence:
P.O. Box 9889
Providence, Rhode Island 02940-8089
Overnight Mail:
4400 Computer Drive
Westborough, Massachusetts 01588
(800) 441‑7450
MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809
SUB‑ADVISER
BlackRock International Limited
Exchange Place One
1 Semple Street
Edinburgh, EH3 8JB
United Kingdom
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116
ACCOUNTING SERVICES PROVIDER
JPMorgan Chase Bank, N.A.
383 Madison Avenue, Floor 11
New York, New York 10179
DISTRIBUTOR
BlackRock Investments, LLC
40 East 52nd Street
New York, New York 10022
CUSTODIANS
JPMorgan Chase Bank, N.A.
383 Madison Avenue, Floor 11
New York, New York 10179
The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286
COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019

Additional Information

For more information:
This prospectus contains important information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports
These reports contain additional information about the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated November 28, 2022, has been filed with the Securities and Exchange Commission (“SEC”). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 441‑7450. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
BlackRock Investor Services
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), on any business day. Call: (800) 441‑7450.
Purchases and Redemptions
Call your Financial Intermediary or BlackRock Investor Services at (800) 441‑7450.
World Wide Web
General Fund information and specific Fund performance, including the SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence
BlackRock FundsSM
P.O. Box 9889
Providence, Rhode Island 02940
Overnight Mail
BlackRock FundsSM
4400 Computer Drive
Westborough, Massachusetts 01588
Internal Wholesalers/Broker Dealer Support
Available on any business day to support investment professionals. Call: (800) 882‑0052.
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882‑0052.
Securities and Exchange Commission
You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e‑mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
INVESTMENT COMPANY ACT FILE # 811‑05742

PRO-LEAF-BCS-1122

NOVEMBER 28, 2022

Prospectus

BlackRock FundsSM  |  Cabrera Capital Markets Shares

•	BlackRock Liquid Environmentally Aware Fund
Cabrera Capital Markets: CCLXX
This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Fund, including investment objective, principal investment strategies, principal risk factors, fee and expense information, and historical performance information

	Investment Objective	3

	Fees and Expenses of the Fund	3

	Principal Investment Strategies of the Fund	3

	Principal Risks of Investing in the Fund	4

	Performance Information	6

	Investment Manager	7

	Purchase and Sale of Fund Shares	7

	Tax Information	7

	Payments to Broker/Dealers and Other Financial Intermediaries	7

Details About the Fund	Information about how the Fund invests, including investment objective, investment process, principal strategies and risk factors

	How the Fund Invests	8

	Investment Risks	12

Account Information	Information about account services, sales charges and waivers, shareholder transactions, and distribution and other payments

	Details About the Share Class	17

	How to Buy, Sell and Transfer Shares	18

	Fund’s Rights	21

	Liquidity Fees and Redemption Gates	22

	Short-Term Trading Policy	23

	Master/Feeder Structure	23

Management of the Fund	Information About BlackRock

	BlackRock	24

	Conflicts of Interest	25

	Valuation of Fund Investments	26

	Dividends, Distributions and Taxes	26

Financial Highlights	Financial Performance of the Fund	28

General Information	Shareholder Documents	29

	Certain Fund Policies	29

	Statement of Additional Information	29

Glossary	Glossary of Investment Terms	30

For More Information	Fund and Service Providers	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Investment Objective

The investment objective of BlackRock Liquid Environmentally Aware Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Cabrera Capital Markets Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below. More information about these fees and expenses is available from your Financial Intermediary and in the “Details About the Share Class” section on page 17 of the Fund’s prospectus and in the “Purchase of Shares” section on page II‑29 of Part II of the Fund’s Statement of Additional Information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Cabrera Capital Markets Shares
Management Fee	0.10%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses[1,2]	0.21%
Administration Fee	0.10%
Miscellaneous Other Expenses[1,2]	0.11%
Total Annual Fund Operating Expenses[2]	0.31%
Fee Waivers and/or Expense Reimbursements[3]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.20%

[1]	Miscellaneous Other Expenses have been restated to reflect current fees.

[2]
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Miscellaneous Other Expenses to reflect current fees.

[3]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 24, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.00% of average daily net assets through June 30, 2033. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cabrera Capital Markets Shares	$20	$64	$113	$255
Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non‑fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.
BlackRock will consider the following as part of the Fund’s environmental criteria:

∎
The Fund will invest in securities whose issuer (or guarantor, if applicable) at the time of the Fund’s investment have better than average performance in environmental practices. In evaluating performance in environmental practices,

3

BlackRock will use data or other environmental, social, or governance risk metrics including ratings provided by independent research vendor(s) in determining whether to invest (or continue to invest) in securities issued or guaranteed by a particular entity. These independent research vendor(s) may consider one or more of the following factors: Issuer or industry exposure to environmentally intensive activities, disclosures by an issuer around climate-related issues and environmental matters or specific targets or plans by an issuer to manage environmental exposures. These independent vendor(s) may also consider environmental issues relative to a specific sector. BlackRock may change an independent research vendor at any time in its discretion. BlackRock will consider factors such as emissions, energy and water intensity, waste generation, green revenues and environmental disclosure levels in evaluating the environmental performance of an issuer or guarantor.

∎	U.S. Government securities will be considered to have met the Fund’s environmental criteria

∎	The Fund will not invest in securities issued or guaranteed by entities:
— that derive more than 5% of their revenue from fossil fuels mining, exploration or refinement; or
— that derive more than 5% of their revenue from thermal coal or nuclear energy based power generation.
In determining the efficacy of an issuer’s or guarantor’s environmental practices, BlackRock may also employ a proprietary model it has developed to consider the impact of various actions of an issuer or guarantor. The model uses third party data as well as information obtained by BlackRock to assess whether particular environmental factors may be material to an issuer or guarantor and capture any momentum around these factors. The model also seeks to consider more current headline news around an issuer or guarantor. The model may employ different inputs and weigh the significance of those inputs differently than the third party data sources that are used. BlackRock will conduct, as appropriate, its environmental evaluation of issuers and guarantors relative to a specific sector or across multiple sectors.
In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as tender option bonds, beneficial interests in municipal trust certificates and partnership trusts. The Fund may invest in “green” bonds where, in the opinion of BlackRock, the use of proceeds from the sale of these securities will be used to finance projects intended to generate an environmental benefit. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund may invest up to 20% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer (and, if applicable, guarantor) have below average performance in environmental practices or whose issuer (and, if applicable, guarantor) are not evaluated by any independent research vendor(s) currently used by the Fund, and whose issuer (and, if applicable, guarantor) do not otherwise meet the Fund’s environmental criteria.
The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).
Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

∎
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

∎
Environmental Criteria Risk — The risk that because the Fund’s environmental criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria. Consequently, the Fund may underperform funds that do not utilize an environmental strategy. BlackRock’s assessment of an issuer’s environmental criteria may change over time, which could cause the Fund to hold securities that may no longer meet BlackRock’s current environmental criteria.

4

In evaluating the environmental criteria for an issuer or guarantor, BlackRock is dependent upon information and data that may be incomplete, inaccurate or unavailable. Currently, environmental data often lacks standardization, consistency and in some cases transparency. There may be different methodologies used by different data sources who compile environmental ratings of issuers or guarantors. This could adversely affect the analysis of the environmental criteria relevant to a particular issuer or guarantor. If BlackRock were to solely rely on this data, the Fund may invest in issuers or guarantors who may not meet the environmental criteria for investment. Investing on the basis of environmental criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by any vendors of BlackRock or any judgment exercised by BlackRock will reflect the beliefs or values of any particular investor.

∎
Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

∎	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

∎
Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

∎
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

∎
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. Because the Fund invests in short-term instruments these events have caused some instruments to have declining yields, which may impair the results of the Fund if these conditions persisted. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

∎
Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

∎
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

5

∎
Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

∎
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

∎
U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

∎
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

∎
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Cabrera Capital Markets do not have a full calendar year of performance history as of the date of this prospectus. As a result, the chart and table shown below give you a picture of the long-term performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Cabrera Capital Markets Shares would be substantially similar to Institutional Shares because Cabrera Capital Markets Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Cabrera Capital Markets Shares and Institutional Shares have different expenses. The actual returns of Cabrera Capital Markets Shares would have been approximately the same as those of Institutional Shares because Cabrera Capital Markets Shares have the same expenses as Institutional Shares.
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a‑7 under the Investment Company Act. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441‑7450.
Institutional Shares
ANNUAL TOTAL RETURNS
BlackRock Liquid Environmentally Aware Fund
As of 12/31

6

During the period shown in the bar chart, the highest return for a quarter was 0.30% (quarter ended March 31, 2020) and the lowest return for a quarter was –0.01% (quarter ended December 31, 2021). The year-to-date return as of September 30, 2022 was 0.69%.

For the periods ended 12/31/21 Average Annual Total Returns	1 Year	Since Inception (April 8, 2019)
BlackRock Liquid Environmentally Aware Fund — Institutional Shares
Return Before Taxes	0.01%	0.78%
To obtain the Fund’s current 7‑day yield, call (800) 441‑7450 or visit the Fund’s website at www.blackrock.com/cash.
Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”). The Fund’s sub‑adviser is BlackRock International Limited (the “Sub‑Adviser”). Where applicable, “BlackRock” refers also to the Sub‑Adviser.
Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of the Fund each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open.
Shares are only available for purchase by clients of Cabrera Capital Markets LLC and its affiliates.
To open an account with the Fund, contact Cabrera Capital Markets LLC by telephone at 312‑236‑8888 or by e‑mail at mminfo@cabreracapital.com.
To purchase or sell shares of the Fund you should contact your Financial Intermediary, contact the Fund by phone at (800) 441‑7450, use the Fund’s internet-based order entry program, or use such other electronic means as the Fund agrees to in its sole discretion with your Financial Intermediary. You have until the close of the federal funds wire (normally 6:45 p.m. Eastern time) to get your purchase money in to the Fund on the day of your purchase or your purchase order will be cancelled.
The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.

Cabrera Capital Markets Shares
Minimum Initial Investment	$2 million for individuals and institutional investors
Minimum Additional Investment	No subsequent minimum.
Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax‑exempt investor or are investing through a qualified tax‑exempt plan described in section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax when distributions are received from such tax‑deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary such as Cabrera Capital Markets LLC, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7

Details About the Fund

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of BlackRock Liquid Environmentally Aware Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), and your rights as a shareholder.
How the Fund Invests

The Fund is a non‑retail, non‑government money market fund under Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

∎
The Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 30.

∎
Pursuant to Rule 2a‑7, the Fund is subject to a “general liquidity requirement” that requires that the Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the Investment Company Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require the Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

∎
The Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

∎
The Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and the Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 30.

∎
The Fund’s net asset value (“NAV”) per share, calculated as described in “Management of the Fund — Valuation of Fund Investments,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

∎
The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months.

∎
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act, and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”). For a discussion of Eligible Securities, please see the Glossary.

The Board will be permitted to impose a liquidity fee on redemptions from the Fund (up to 2%) or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information — Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates.
Investment Objective
The investment objective of the Fund is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.
Should the Board determine that the investment objective of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

8

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. To the extent the Fund invests in repurchase agreements, the Fund currently intends to invest only in repurchase agreements collateralized by U.S. Government securities and cash. Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non‑fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.
BlackRock will consider the following as part of the Fund’s environmental criteria:

∎
The Fund will invest in securities whose issuer (or guarantor, if applicable) at the time of the Fund’s investment have better than average performance in environmental practices. In evaluating performance in environmental practices, BlackRock will use data or other environmental, social, or governance risk metrics including ratings provided by independent research vendor(s) in determining whether to invest (or continue to invest) in securities issued or guaranteed by a particular entity. These independent research vendor(s) may consider one or more of the following factors: Issuer or industry exposure to environmentally intensive activities, disclosures by an issuer around climate-related issues and environmental matters or specific targets or plans by an issuer to manage environmental exposures. These independent vendor(s) may also consider environmental issues relative to a specific sector. BlackRock may change an independent research vendor at any time in its discretion. BlackRock will consider factors such as emissions, energy and water intensity, waste generation, green revenues and environmental disclosure levels in evaluating the environmental performance of an issuer or guarantor.

∎	U.S. Government securities will be considered to have met the Fund’s environmental criteria

∎	The Fund will not invest in securities issued or guaranteed by entities:
— that derive more than 5% of their revenue from fossil fuels mining, exploration or refinement; or
— that derive more than 5% of their revenue from thermal coal or nuclear energy based power generation.
In determining the efficacy of an issuer’s or guarantor’s environmental practices, BlackRock may also employ a proprietary model it has developed to consider the impact of various actions of an issuer or guarantor. The model uses third party data as well as information obtained by BlackRock to assess whether particular environmental factors may be material to an issuer or guarantor and capture any momentum around these factors. The model also seeks to consider more current headline news around an issuer or guarantor. The model may employ different inputs and weigh the significance of those inputs differently than the third party data sources that are used. BlackRock will conduct, as appropriate, its environmental evaluation of issuers and guarantors relative to a specific sector or across multiple sectors.
When known at the time of purchase, Fund management may also consider an issuer’s or guarantor’s commitment to support sustainable palm oil.
In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as tender option bonds, beneficial interests in municipal trust certificates and partnership trusts. The Fund may invest in “green” bonds where, in the opinion of BlackRock, the use of proceeds from the sale of these securities will be used to finance projects intended to generate an environmental benefit. For purposes of compliance with the Fund’s 80% investment policy, (1) the Fund’s investment in “green” bonds will not be deemed to qualify unless the issuer or guarantor of such bonds, in the opinion of BlackRock, at the time of purchase, meets the Fund’s environmental criteria and (2) the Fund’s investment in repurchase agreements will not be deemed to qualify except to the extent that both the repurchase agreement counterparty and the issuer (or guarantor, if applicable) of the security subject to the repurchase agreement, in the opinion of BlackRock, at the time of purchase, meet the Fund’s environmental criteria. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund may invest up to 20% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer (and, if applicable, guarantor) have below average performance in environmental practices or whose issuer (and, if applicable, guarantor) are not evaluated by any independent research vendor(s) currently used by the Fund, and whose issuer (and, if applicable, guarantor) do not otherwise meet the Fund’s environmental criteria.
The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a‑7 under the Investment Company Act, and other rules of the SEC. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

9

Pursuant to Rule 2a‑7 under the Investment Company Act, the Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.
Additionally, a security purchased by the Fund (or the issuers of such security) will be:

∎
a security that has short-term ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

∎	a security that is issued or guaranteed by a person with such ratings;

∎	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

∎	a security issued by other open‑end investment companies that invest in the type of obligations in which the Fund may invest; or

∎	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.
During periods of unusual market conditions or during temporary defensive periods, the Fund may depart from its principal investment strategies. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or the Fund may invest without limit in U.S. Treasury securities. Uninvested cash reserves may not earn income. Temporary defensive investments may limit the Fund’s ability to achieve its investment objective.
Principal Investments
The section below describes the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI.
Specifically, the Fund may invest in:

∎
Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

∎
Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers.

∎
Funding Agreements. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

∎
Loan Participations. The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

∎
Master Demand or Term Notes. The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. and foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

10

∎
Mortgage- and Asset-Backed Obligations. The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

∎
Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for the Fund’s repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. However, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that the Fund could not hold directly without the repurchase obligation.

The Fund may transfer uninvested cash balances into a single joint account at the Fund’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

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U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

∎
U.S. Treasury Obligations. The Fund may invest in direct obligations of the U.S. Treasury. The Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

∎
Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

∎
When-Issued, Delayed Delivery and Forward Commitment Transactions. The Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. The Fund expects that commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase securities on a when-issued, delayed delivery or forward commitment basis for speculative purposes but only in furtherance of its investment objective. The Fund does not receive income from securities purchased on a when-issued, delayed delivery or forward commitment basis prior to delivery of such securities.

Other Strategies
In addition to the principal investment strategies discussed above, the Fund may also invest or engage in the following investments/strategies:

∎
Borrowing. During periods of unusual market conditions, the Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief. The Fund will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured.

∎
Illiquid Investments. The Fund will not invest more than 5% of the value of its total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value.

∎
Investment Company Securities. The Fund may invest in securities issued by other open‑end or closed‑end investment companies, including affiliated investment companies, subject to the applicable limits under the Investment Company Act and the rules thereunder. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with the Fund’s investment objective and policies, certain variable rate demand securities issued by closed‑end funds, which invest primarily in portfolios of taxable or tax‑exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed‑end municipal bond funds will be exempt from federal income tax.

∎
Municipal Obligations. The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as tender option bonds, beneficial interests in municipal trust

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certificates and partnership trusts (“Municipal Obligations”) issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

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Restricted Securities. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non‑U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.

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Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one‑third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

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Securities Lending. The Fund may lend its securities with a value of up to one‑third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

∎	Uninvested Cash Reserves. The Fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash reserves will not earn income.

∎
U.S. Treasury Floating Rate Notes. The Fund may invest in U.S. Treasury Floating Rate Notes (“FRNs”). These are two‑year notes issued by the U.S. Treasury that reset their interest rates on a weekly basis. At maturity, the face value of an FRN is paid to the note holder.

Investment Risks

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The following is a description of certain risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in the Fund

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Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

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Environmental Criteria Risk — The risk that because the Fund’s environmental criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria. Consequently, the Fund may underperform funds that do not utilize an environmental strategy. BlackRock’s assessment of an issuer’s environmental criteria may change over time, which could cause the Fund to hold securities that may no longer meet BlackRock’s current environmental criteria.

In evaluating the environmental criteria for an issuer or guarantor, BlackRock is dependent upon information and data that may be incomplete, inaccurate or unavailable. Currently, environmental data often lacks standardization, consistency and in some cases transparency. There may be different methodologies used by different data sources who compile environmental ratings of issuers or guarantors. This could adversely affect the analysis of the environmental criteria relevant to a particular issuer or guarantor. If BlackRock were to solely rely on this data, the Fund may invest in issuers or guarantors who may not meet the environmental criteria for investment. Investing on the basis of environmental criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by any vendors of BlackRock or any judgment exercised by BlackRock will reflect the beliefs or values of any particular investor.

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Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

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∎
Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

∎	Income Risk — The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

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Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. Because the Fund invests in short-term instruments these events have caused some instruments to have declining yields, which may impair the results of the Fund if these conditions persisted. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

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Mortgage- and Asset-Backed Securities Risks — Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.
Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently

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referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.
The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

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Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

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Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

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Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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U.S. Government Obligations Risk — Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

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Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

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When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Other Risks of Investing in the Fund
The Fund may also be subject to certain other non‑principal risks associated with its investments and investment strategies, including:

∎
Borrowing Risk — Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

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Cyber Security Risk — Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

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Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

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Illiquid Investments Risk — The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

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Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including exchange-traded funds (“ETFs”), are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

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Large Shareholder and Large-Scale Redemption Risk — Certain shareholders, including a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. These redemptions may force the Fund to sell portfolio securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Fund. In addition, large redemptions can result in the Fund’s current expenses being allocated over a smaller asset base, which generally could result in an increase in the Fund’s expense ratio.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

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Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.
Tax‑Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax‑exempt status of interest on municipal obligations and payments under tax‑exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax‑exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

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Restricted Securities Risk — Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.

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Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.

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Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Valuation Risk — The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

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Account Information

Details About the Share Class

The Fund currently offers multiple share classes (Cabrera Capital Markets Shares in this prospectus), each with its own expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio of the Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Only certain investors are eligible to buy Cabrera Capital Markets Shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) can help you determine whether you are eligible to buy Cabrera Capital Markets Shares.
The Fund’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BlackRock.
The table below summarizes key features of Cabrera Capital Markets Shares of the Fund.

Cabrera Capital Markets Shares at a Glance
Availability	Available only to clients of Cabrera Capital Markets LLC and its affiliates (collectively, “Cabrera Clients”)
Minimum Investment	$2 million minimum initial investment. There is no minimum investment amount for additional purchases.
Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No.
Conversion to Institutional Shares?	If you are no longer a client of Cabrera Capital Markets LLC, you are not eligible to hold Cabrera Capital Markets Shares and any Cabrera Capital Markets Shares you hold will be converted to Institutional Shares of the Fund.
Distribution and Service (12b‑1) Fees?	No.
Redemption Fees?	The Fund may impose a liquidity fee under certain limited circumstances. See “Liquidity Fees and Redemption Gates” below.
Cabrera Capital Markets Shares are not subject to any sales charge. Only certain investors are eligible to buy Cabrera Capital Markets Shares. Your Financial Intermediary can help you determine whether you are eligible to buy Cabrera Capital Markets Shares. The Fund may permit a lower initial investment for certain investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum investment requirement. Certain Financial Intermediaries may also impose additional minimum investment requirements.
Shares of the Fund are available in other share classes that have different fees and expenses.
The Fund reserves the right to modify or waive the above-stated policies at any time.
Distribution and Shareholder Servicing Payments

Other Payments by the Fund
In addition to fees that the Fund pays to its transfer agent, BNY Mellon Investment Servicing (US), Inc. (the “Transfer Agent”), BlackRock, on behalf of the Fund, may enter into non‑12b‑1‑Plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub‑transfer agency, sub‑accounting and/or shareholder services. These non‑12b‑1 Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub‑transfer agency, sub‑accounting and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be

17

based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you.
Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.
How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through your Financial Intermediary. You may also buy, sell and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling or transferring shares through BlackRock, call (800) 441‑7450. Because the selection of a mutual fund involves many considerations, your Financial Intermediary may help you with this decision.
With certain limited exceptions, the Fund is generally available only to investors residing in the United States and may not be distributed by a foreign Financial Intermediary. Under this policy, in order to accept new accounts or additional investments into existing accounts, the Fund generally requires that (i) a shareholder that is a natural person be a U.S. citizen or resident alien, in each case residing within the United States or a U.S. territory (including APO/FPO/DPO addresses), and have a valid U.S. taxpayer identification number, and (ii) a Financial Intermediary or a shareholder that is an entity be domiciled in the United States and have a valid U.S. taxpayer identification number or be domiciled in a U.S. territory and have a valid U.S. taxpayer identification number or IRS Form W‑8. Any existing account that is updated to reflect a non‑U.S. address will also be restricted from making additional investments.
The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, the Fund may waive certain requirements regarding the purchase, sale or transfer of shares described below.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.
Shares are only available for purchase by clients of Cabrera Capital Markets LLC and its affiliates. If you are no longer a client of Cabrera Capital Markets LLC you are not eligible to hold Cabrera Capital Markets Shares and any Cabrera Capital Markets Shares you hold will be converted to Institutional Shares of the Fund, which are not offered in this prospectus.
To open an account with the Fund, contact Cabrera Capital Markets LLC by telephone at 312‑236‑8888 or by e‑mail at mminfo@cabreracapital.com.

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	Determine the amount of your investment	Refer to the minimum initial investment in the “Details About the Share Class” table of this prospectus.
	Have your Financial Intermediary submit your purchase order	Purchase orders received by the Fund’s transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), before 3:00 p.m. (Eastern time) on each business day will be priced based on the next NAV calculated on that day, and if you send your payment by Federal funds or other immediately available funds no later than the close of the federal funds wire (normally 6:45 p.m. (Eastern time)) you will receive that day’s dividends. Certain Financial Intermediaries, however, may require submission of orders prior to that time. Purchase orders placed after 2:55 p.m. (Eastern time) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

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How to Buy Shares (continued)

	Your Choices	Important Information for You to Know

Initial Purchase (continued)	Have your Financial Intermediary submit your purchase order (continued)
NAV is calculated separately for each class of shares of the Fund as of 3:00 p.m. (Eastern time), each business day. Shares will be priced on days that both the New York Stock Exchange (the “NYSE”) and the Federal Reserve Bank of Philadelphia are open (each such day, a “business day”). The Fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the NYSE is closed due to an emergency. Both the NYSE and the Federal Reserve Bank of Philadelphia are closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veteran’s Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday.

Purchase orders placed after 3:00 p.m. (Eastern time) will be priced at the NAV determined on the next business day.

A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown in the Fund’s “Fees and Expenses” table.

The Fund may reject any order to buy shares and may suspend the sale of shares at any time, including when a redemption gate is in place (see “Account Information — Liquidity Fees and Redemption Gates” below). Certain Financial Intermediaries may charge a processing fee to confirm a purchase.

Add to Your Investment	Purchase additional shares	There is no minimum investment amount for additional purchases.
	Have your Financial Intermediary submit your purchase order for additional shares	To purchase additional shares you may contact your Financial Intermediary. For more details on purchasing by Internet see below.
Or contact BlackRock (for accounts held directly with BlackRock)
Purchase by Internet: Purchase orders may be placed through the Fund’s internet-based order entry program.

Certain clients’ purchase orders placed prior to the close of business will be priced at the NAV determined that day. Purchase orders placed after 2:55 p.m. (Eastern time) will not be transmitted by the Fund’s internet-based order entry program. Account holders trading on the Fund’s internet-based order entry program may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason. Limits on amounts that may be purchased via Internet may vary. Please contact BlackRock or Cabrera Capital Markets LLC for more information.

Purchase by Telephone: Call (800) 441‑7450 and speak with one of our representatives. The Fund has the right to reject any telephone request for any reason.

	Acquire additional shares by reinvesting dividends and capital gains	All dividends and capital gains distributions are automatically reinvested in shares of the Fund at net asset value. To make any changes to your dividend and/or capital gains distributions options, please call (800) 441‑7450, or contact your Financial Intermediary (if your account is not held directly with BlackRock).
How to Pay for Shares	Making payment for purchases	Payment for an order must be made in Federal funds or other immediately available funds by the close of the federal funds wire (normally 6:45 p.m. (Eastern time)). If payment is not received by this time, the order will be canceled and you will be responsible for any loss to the Fund. You may also wire Federal funds to the Transfer Agent to purchase shares, but you must call (800) 441‑7450 before doing so to confirm the wiring instructions.

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How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial Redemption of Shares	Have your Financial Intermediary submit your sales order
You can make redemption requests through your Financial Intermediary. Shareholders should indicate that they are redeeming Cabrera Capital Markets Shares. The price of your shares is based on the next calculation of the Fund’s NAV after your order is placed. For your redemption request to be priced at the NAV on the day of your request, you must submit your request to your Financial Intermediary prior to that day’s close of business (generally, 3:00 p.m. Eastern time). Certain Financial Intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the NAV at the close of business on the next business day. Financial Intermediaries may charge a fee to process a redemption of shares. Shareholders should indicate which class of shares they are redeeming. The Fund may reject an order to sell shares under certain circumstances. Redemption orders placed after 2:55 p.m. (Eastern time) will not be transmitted by the Fund’s internet-based order entry program.

Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

Selling shares held directly with BlackRock
Methods of Redeeming
Redeem by Telephone: Certain redemption requests may require written instructions with a medallion signature guarantee. Call (800) 441‑7450 for details. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find alternative redemption methods below.

Redeem by Internet: You may redeem in your account through the Fund’s internet-based order entry program. Proceeds from internet redemptions may be sent via wire to the bank account of record. Redemption orders placed after 2:55 p.m. (Eastern time) on the Fund’s internet-based order entry program will not be transmitted by the program. Account holders trading in the Fund’s internet-based order entry program may transmit their trades during the next time window internet-based trading resumes. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

Payment of Redemption Proceeds
Redemption proceeds may be paid by wire transfer.

Payment by Wire Transfer: Proceeds for redeemed shares for which a redemption order is received before 3:00 p.m. (Eastern time) on a business day are normally paid in Federal funds wired to the redeeming shareholder on the same business day, provided that the Fund’s custodian is also open for business. Proceeds for redemption orders received on a day when the Fund’s custodian is closed are normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund.

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How to Sell Shares (continued)

	Your Choices	Important Information for You to Know

Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)
If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. You are responsible for any additional charges imposed by your bank for this service. No charge for wiring redemption payments with respect to Cabrera Capital Markets Shares is imposed by the Fund.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.

* * *

If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days. Please see “Account Information — Liquidity Fees and Redemption Gates” for more information.

Under normal and stressed market conditions, the Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.

How to Transfer Your Account

	Your Choices	Important Information for You to Know

Transfer Shares to Another Financial Intermediary	Transfer to a participating Financial Intermediary
You may transfer your Cabrera Capital Markets Shares of the Fund only to another Financial Intermediary that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.

If your account is held directly with BlackRock, you may call (800) 441‑7450 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of your Cabrera Capital Markets Shares.

Transfer to a non‑participating Financial Intermediary
You must either:
•  Transfer your Cabrera Capital Markets Shares to an account with the Fund; or
•  Sell your shares, paying any applicable fees or deferred sales charge.

If your account is held directly with BlackRock, you may call (800) 441‑7450 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of your Cabrera Capital Markets Shares.

Fund’s Rights

The Fund may:

∎	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act;

∎
Postpone the date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;

∎	Redeem shares for property other than cash as may be permitted under the Investment Company Act; and

∎	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.
Suspension of Redemptions Upon Liquidation. If the Board, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act, determines that the Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, then the Board, subject to certain conditions, may, where the Board has determined to liquidate the Fund irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

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Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (the “Fund Minimum”), and may redeem the shares in your account if the NAV of those shares in your account falls below $500 for any reason, including market fluctuation.
You will be notified that the value of your account is less than the Fund Minimum before the Fund makes any involuntary redemption. This notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $500 before the Fund makes an involuntary redemption. This involuntary redemption will not charge any deferred sales charge, and may not apply to accounts of certain employer-sponsored retirement plans (not including IRAs), qualified state tuition plan (529 Plan) accounts, and select fee‑based programs at your Financial Intermediary.
Liquidity Fees and Redemption Gates

Under Rule 2a‑7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period, in the event that the Fund’s weekly liquid assets fall below the following thresholds:

∎
30% weekly liquid assets — If the weekly liquid assets of the Fund fall below 30% of the Fund’s total assets, and the Board determines it is in the best interests of the Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

∎
10% weekly liquid assets — If the weekly liquid assets of the Fund fall below 10% of the Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once the Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.
If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of the Fund. The Fund may not accept purchases during the period that a liquidity fee has been imposed.
If the Board imposes a redemption gate, the Fund will not accept purchase or redemption orders until the Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to the Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of the Fund, but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.
If the Board imposes a liquidity fee or a redemption gate, the Fund will not accept exchange orders into or out of the Fund until the Fund has notified shareholders that the liquidity fee or redemption gate has been lifted.
Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.
The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of the Fund fall below 30% of the Fund’s total assets.
Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N‑CR and will be available on the website of the Fund (www.blackrock.com/cash). In addition, the Fund will make such announcements through a supplement to its registration statement and may further communicate such actions through other means.
Financial Intermediaries will be required promptly to take such actions reasonably requested by the Fund or its agent to implement, modify or remove, or to assist the Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

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Short-Term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has evaluated the risks of market timing activities by the Fund’s shareholders and has determined that due to (i) the nature of the Fund’s portfolio holdings, and (ii) the nature of the Fund’s shareholders, it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Fund by shareholders would result in a negative impact to the Fund or its shareholders. As a result, the Board has not adopted policies and procedures to deter short-term trading in the Fund. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.
Master/Feeder Structure

The Fund may in the future determine to become a “feeder” fund that invests all of its assets in another open‑end investment company (a “master fund”) that has the same investment objective and strategies as the Fund. This structure is sometimes called a “master/feeder” structure. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. In a master/feeder structure, all investments will be made at the master level and the Fund’s investment results will correspond directly to the investment results of the underlying master in which it invests. A feeder fund may withdraw from its master fund at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage its assets directly.
A master fund may accept investments from other feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeder funds may offset each other and produce a lower net cash flow.
However, each feeder fund can set its own transaction minimums, fund specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund.
Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a fund that is a feeder fund over the operations of its master fund.

23

Management of the Fund

BlackRock

BlackRock, the Fund’s investment adviser, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Fund, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.
BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock International Limited (the “Sub‑Adviser”), a registered investment adviser organized in 1995, is an affiliate of BlackRock and acts as a sub‑adviser for the Fund. BlackRock and its affiliates had approximately $7.961 trillion in investment company and other portfolio assets under management as of September 30, 2022.
BlackRock serves as manager to the Fund pursuant to an investment advisory agreement (the “Management Agreement”), which provides that BlackRock is entitled to receive for the services it provides to the Fund a fee at the annual rate of 0.10% of the average daily net assets of the Fund computed daily and payable monthly. BlackRock is responsible for the day to day management of the Fund’s portfolio.
BlackRock has contractually agreed to cap Miscellaneous Other Expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any) of Cabrera Capital Markets Shares of the Fund at the level shown below and in the Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve this expense cap, BlackRock has agreed to waive and/or reimburse fees or expenses if the Miscellaneous Other Expenses exceed a certain limit.
With respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous Other Expenses to the amount noted in the table below.

Contractual Cap[1] on Miscellaneous Other Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)

Cabrera Capital Markets Shares	0.00%

1. The contractual cap is in effect through June 30, 2033. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

2. As a percentage of average daily net assets.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this voluntary waiver and/or reimbursement at any time without notice.
For the fiscal year ended July 31, 2022, the Fund paid BlackRock aggregate management fees, net of any applicable waivers, equal to 0.05% of the Fund’s average daily net assets.
BlackRock has entered into a sub‑advisory agreement with the Sub‑Adviser. Under the sub‑advisory agreement, BlackRock pays the Sub‑Adviser for services it provides for that portion of the Fund for which it acts as sub‑adviser a fee equal to a percentage of the management fee paid to BlackRock under the Management Agreement.
A discussion of the basis for the Board’s approval of the Management Agreement with respect to the Fund is included in the Fund’s annual shareholder report for the fiscal year ended July 31, 2022. A discussion of the basis for the Board’s approval of the sub‑advisory agreement with the Sub‑Adviser is included in the Fund’s annual shareholder report for the fiscal year ending July 31, 2022.

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From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.
BlackRock or its affiliates will use at least 5% of BlackRock’s net revenue from its management fee from the Fund to purchase and then retire carbon credits either directly or through a third-party organization. These purchases will be made at least annually, with BlackRock maintaining the option to increase, decrease or terminate these purchases in its sole discretion at any time.
Additionally, BlackRock may at its discretion enter into a license agreement (a “License Agreement”) with one or more charitable organizations that is tax‑exempt under 501(c)(3) of the Internal Revenue Code of 1986 from time to time. Pursuant to the relevant License Agreement, the charitable organization would grant BlackRock a license permitting BlackRock to use the charitable organization’s name and logo. BlackRock will pay a license fee to each such charitable organization for such use.
No charitable organization will provide any investment advisory services to BlackRock or the Fund or participate in, or have any influence on, the day‑to‑day operations of, the Fund.
Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders.
BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. BlackRock or one or more Affiliates act or may act as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest. The Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as structured notes) by entities for which an Affiliate provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. BlackRock or one or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. This may include transactions in securities issued by other open‑end and closed‑end investment companies (which may include investment companies that are affiliated with the Fund and BlackRock, to the extent permitted under the Investment Company Act). The trading activities of BlackRock and these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in BlackRock or an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Fund.
Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by BlackRock or an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BlackRock or an Affiliate or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock or its Affiliates may adversely impact the Fund. Transactions by one or more clients or BlackRock or its Affiliates or their directors, officers or employees, may have the effect of diluting or

25

otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to BlackRock or one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Trust, on behalf of the Fund, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the securities lending agent will receive a fee from the Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.
The activities of BlackRock and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.
Valuation of Fund Investments

When you buy shares, you pay the NAV. This is the offering price. Shares are also redeemed at their NAV, minus any applicable deferred sales charge or redemption fee. The NAV used in determining your share price is the next one calculated after your purchase or redemption order is received. The NAV of each class of shares normally is determined once daily on each business day, generally as of 3:00 p.m., Eastern time, based on prices at such time. The NAV of shares is calculated by dividing the value of the net assets of each class of shares (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the class, generally rounded to the fourth decimal place.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to BlackRock’s valuation policies and procedures. BlackRock has been designated by the Board as the valuation designee for the Fund pursuant to Rule 2a-5 under the Investment Company Act.
Shares of underlying open‑end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed‑end funds or other ETFs are valued at their most recent closing price.
The Fund values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with BlackRock’s valuation policies and procedures. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless BlackRock determines in good faith that such method does not represent fair value.
Generally, trading in non‑U.S. securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the Fund’s close of business. The values of such securities used in computing the NAV of the Fund’s shares are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, BlackRock will fair value the Fund’s investments in accordance with its policies and procedures. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of, the Fund.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s‑length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used.
Dividends, Distributions and Taxes

Distributions of net investment income derived by the Fund, if any, are declared daily and paid at least monthly and net realized capital gains, if any, will be distributed at least annually. Dividends will be reinvested automatically in the form

26

of additional shares of the same class of the Fund at NAV, unless you instruct the Transfer Agent in writing to pay them in cash. Dividends that are declared but unpaid will remain in the gross assets of the Fund and will, therefore, continue to earn income for the Fund’s shareholders. Shareholders redeeming their shares will receive all dividends declared through the date immediately preceding the date of redemption. The Fund anticipates that a significant amount of the distributions may be taxed as ordinary income, although the Fund may distribute capital gains as well. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.
You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, except as discussed below you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Fund distributions derived from qualified dividend income, which consists of dividends received from U.S. corporations and qualifying foreign corporations, and from long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for individuals, depending on whether their income exceeds certain threshold amounts, which are adjusted annually for inflation.
Because the Fund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so‑called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the Fund within 30 days before or after such a redemption.
The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a‑7 of the Investment Company Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund (whether or not it has a floating NAV) may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.
If the Fund imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.
Any such liquidity fee will constitute an asset of the Fund and will serve to benefit non‑redeeming shareholders. However, the Fund does not intend to distribute such fees to non‑redeeming shareholders. Such fees may, however, raise the Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
Your dividends and redemption proceeds will be subject to backup withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
This section summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

27

Financial Highlights

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the period shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	BlackRock Liquid Environmentally Aware Fund
	Cabrera Capital Markets Shares
(For a share outstanding throughout each period)	Period from 10/29/21(a) to 07/31/22
Net asset value, beginning of period	$1.0004
Net investment income(b)	0.0030
Net realized and unrealized loss	(0.0006)
Net increase from investment operations	0.0024
Distributions(c)
From net investment income	(0.0031)
From net realized gain	—
Total distributions	(0.0031)
Net asset value, end of period	$0.9997
Total Return(d)
Based on net asset value	0.24	%(e)
Ratios to Average Net Assets
Total expenses	0.32	%(f)
Total expenses after fees waived and/or reimbursed	0.18	%(f)
Net investment income	0.40	%(f)
Supplemental Data
Net assets, end of period (000)	$50
(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

28

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website.
Delivery of Shareholder Documents
The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441‑7450.
Certain Fund Policies

Anti-Money Laundering Requirements
The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non‑public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non‑public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
BlackRock does not sell or disclose to non‑affiliated third parties any non‑public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non‑affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non‑public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non‑public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Statement of Additional Information

If you would like further information about the Fund, including how it invests, please see the SAI.
For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

29

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Fund, please see the SAI.
Acquired Fund Fees and Expenses — the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies.
Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.
Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a‑7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating Financial Intermediaries, advertising and promotion.
Dollar-Weighted Average Life — the dollar-weighted average maturity of the Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.
Dollar-Weighted Average Maturity — the average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.
Eligible Securities — Applicable Eligible Securities include:

∎	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the Fund after considering certain factors;

∎	securities issued by other registered investment companies that are money market funds; or

∎	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the Fund sells securities and agrees to buy them back at a particular date and price).
Management Fee — a fee paid to BlackRock for managing the Fund.
Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.
Service Fees — fees used to compensate Financial Intermediaries for certain shareholder servicing activities.
Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a‑7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

30

For More Information

Fund and Service Providers

THE FUND
BlackRock FundsSM
BlackRock Liquid Environmentally Aware Fund
100 Bellevue Parkway
Wilmington, Delaware 19809
Written Correspondence:
P.O. Box 9889
Providence, Rhode Island 02940-8089
Overnight Mail:
4400 Computer Drive
Westborough, Massachusetts 01588
(800) 441‑7450
MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809
SUB‑ADVISER
BlackRock International Limited
Exchange Place One
1 Semple Street
Edinburgh, EH3 8JB
United Kingdom
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116
ACCOUNTING SERVICES PROVIDER
JPMorgan Chase Bank, N.A.
383 Madison Avenue, Floor 11
New York, New York 10179
DISTRIBUTOR
BlackRock Investments, LLC
40 East 52nd Street
New York, New York 10022
CUSTODIANS
JPMorgan Chase Bank, N.A.
383 Madison Avenue, Floor 11
New York, New York 10179
The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286
COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019

Additional Information

For more information:
This prospectus contains important information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports
These reports contain additional information about the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated November 28, 2022, has been filed with the Securities and Exchange Commission (“SEC”). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 441‑7450. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
BlackRock Investor Services
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), on any business day. Call: (800) 441‑7450.
Purchases and Redemptions
Call your Financial Intermediary or BlackRock Investor Services at (800) 441‑7450.
World Wide Web
General Fund information and specific Fund performance, including the SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence
BlackRock FundsSM
P.O. Box 9889
Providence, Rhode Island 02940

Overnight Mail
BlackRock FundsSM
4400 Computer Drive
Westborough, Massachusetts 01588
Internal Wholesalers/Broker Dealer Support
Available on any business day to support investment professionals. Call: (800) 882‑0052.
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882‑0052.
Securities and Exchange Commission
You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e‑mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
INVESTMENT COMPANY ACT FILE # 811‑05742

PRO-LEAF-CCM-1122

NOVEMBER 28, 2022

Prospectus

BlackRock FundsSM  |  Penserra Shares

•	BlackRock Liquid Environmentally Aware Fund
Penserra Shares: PSLXX
This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Fund, including investment objective, principal investment strategies, principal risk factors, fee and expense information, and historical performance information

	Investment Objective	3

	Fees and Expenses of the Fund	3

	Principal Investment Strategies of the Fund	3

	Principal Risks of Investing in the Fund	4

	Performance Information	6

	Investment Manager	7

	Purchase and Sale of Fund Shares	7
	Tax Information	7

	Payments to Broker/Dealers and Other Financial Intermediaries	7

Details About the Fund	Information about how the Fund invests, including investment objective, investment process, principal strategies and risk factors

	How the Fund Invests	8

	Investment Risks	12

Account Information	Information about account services, sales charges and waivers, shareholder transactions, and distribution and other payments

	Details About the Share Class	17

	How to Buy, Sell and Transfer Shares	18

	Fund’s Rights	21

	Liquidity Fees and Redemption Gates	22

	Short-Term Trading Policy	23

	Master/Feeder Structure	23

Management of the Fund	Information About BlackRock

	BlackRock	24

	Conflicts of Interest	25
	Valuation of Fund Investments	26

	Dividends, Distributions and Taxes	26

Financial Highlights	Financial Performance of the Fund	28

General Information	Shareholder Documents	29

	Certain Fund Policies	29

	Statement of Additional Information	29

Glossary	Glossary of Investment Terms	30

For More Information	Fund and Service Providers	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Investment Objective

The investment objective of BlackRock Liquid Environmentally Aware Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Penserra Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below. More information about these fees and expenses is available from your Financial Intermediary and in the “Details About the Share Class” section on page 17 of the Fund’s prospectus and in the “Purchase of Shares” section on page II‑29 of Part II of the Fund’s Statement of Additional Information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Penserra Shares
Management Fee	0.10%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses[1,2]	0.21%
Administration Fee	0.10%
Miscellaneous Other Expenses[1,2]	0.11%
Total Annual Fund Operating Expenses[2]	0.31%
Fee Waivers and/or Expense Reimbursements[3]	(0.11)%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.20%

[1]	Miscellaneous Other Expenses have been restated to reflect current fees.

[2]
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Miscellaneous Other Expenses to reflect current fees.

[3]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 24, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.00% of average daily net assets through June 30, 2033. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Penserra Shares	$20	$64	$113	$255
Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non‑fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.

3

BlackRock will consider the following as part of the Fund’s environmental criteria:

∎
The Fund will invest in securities whose issuer (or guarantor, if applicable) at the time of the Fund’s investment have better than average performance in environmental practices. In evaluating performance in environmental practices, BlackRock will use data or other environmental, social, or governance risk metrics including ratings provided by independent research vendor(s) in determining whether to invest (or continue to invest) in securities issued or guaranteed by a particular entity. These independent research vendor(s) may consider one or more of the following factors: Issuer or industry exposure to environmentally intensive activities, disclosures by an issuer around climate-related issues and environmental matters or specific targets or plans by an issuer to manage environmental exposures. These independent vendor(s) may also consider environmental issues relative to a specific sector. BlackRock may change an independent research vendor at any time in its discretion. BlackRock will consider factors such as emissions, energy and water intensity, waste generation, green revenues and environmental disclosure levels in evaluating the environmental performance of an issuer or guarantor.

∎	U.S. Government securities will be considered to have met the Fund’s environmental criteria

∎	The Fund will not invest in securities issued or guaranteed by entities:

—	that derive more than 5% of their revenue from fossil fuels mining, exploration or refinement; or

—	that derive more than 5% of their revenue from thermal coal or nuclear energy based power generation.
In determining the efficacy of an issuer’s or guarantor’s environmental practices, BlackRock may also employ a proprietary model it has developed to consider the impact of various actions of an issuer or guarantor. The model uses third party data as well as information obtained by BlackRock to assess whether particular environmental factors may be material to an issuer or guarantor and capture any momentum around these factors. The model also seeks to consider more current headline news around an issuer or guarantor. The model may employ different inputs and weigh the significance of those inputs differently than the third party data sources that are used. BlackRock will conduct, as appropriate, its environmental evaluation of issuers and guarantors relative to a specific sector or across multiple sectors.
In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as tender option bonds, beneficial interests in municipal trust certificates and partnership trusts. The Fund may invest in “green” bonds where, in the opinion of BlackRock, the use of proceeds from the sale of these securities will be used to finance projects intended to generate an environmental benefit. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund may invest up to 20% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer (and, if applicable, guarantor) have below average performance in environmental practices or whose issuer (and, if applicable, guarantor) are not evaluated by any independent research vendor(s) currently used by the Fund, and whose issuer (and, if applicable, guarantor) do not otherwise meet the Fund’s environmental criteria.
The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).
Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

∎
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

∎
Environmental Criteria Risk — The risk that because the Fund’s environmental criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use

4

these criteria. Consequently, the Fund may underperform funds that do not utilize an environmental strategy. BlackRock’s assessment of an issuer’s environmental criteria may change over time, which could cause the Fund to hold securities that may no longer meet BlackRock’s current environmental criteria.

In evaluating the environmental criteria for an issuer or guarantor, BlackRock is dependent upon information and data that may be incomplete, inaccurate or unavailable. Currently, environmental data often lacks standardization, consistency and in some cases transparency. There may be different methodologies used by different data sources who compile environmental ratings of issuers or guarantors. This could adversely affect the analysis of the environmental criteria relevant to a particular issuer or guarantor. If BlackRock were to solely rely on this data, the Fund may invest in issuers or guarantors who may not meet the environmental criteria for investment. Investing on the basis of environmental criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by any vendors of BlackRock or any judgment exercised by BlackRock will reflect the beliefs or values of any particular investor.

∎
Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

∎	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

∎
Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

∎
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

∎
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. Because the Fund invests in short-term instruments these events have caused some instruments to have declining yields, which may impair the results of the Fund if these conditions persisted. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

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Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

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Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

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Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

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Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

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Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

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When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Penserra Shares do not have a full calendar year of performance history as of the date of this prospectus. As a result, the chart and table shown below give you a picture of the long-term performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Penserra Shares would be substantially similar to Institutional Shares because Penserra Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Penserra Shares and Institutional Shares have different expenses. The actual returns of Penserra Shares would have been approximately the same as those of Institutional Shares because Penserra Shares have the same expenses as Institutional Shares.
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a‑7 under the Investment Company Act. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441‑7450.
Institutional Shares
ANNUAL TOTAL RETURNS
BlackRock Liquid Environmentally Aware Fund
As of 12/31

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During the period shown in the bar chart, the highest return for a quarter was 0.30% (quarter ended March 31, 2020) and the lowest return for a quarter was -0.01% (quarter ended December 31, 2021). The year-to-date return as of September 30, 2022 was 0.69%.

For the periods ended 12/31/21 Average Annual Total Returns	1 Year	Since Inception (April 8, 2019)
BlackRock Liquid Environmentally Aware Fund — Institutional Shares
Return Before Taxes	0.01%	0.78%
To obtain the Fund’s current 7‑day yield, call (800) 441‑7450 or visit the Fund’s website at www.blackrock.com/cash.
Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”). The Fund’s sub‑adviser is BlackRock International Limited (the “Sub‑Adviser”). Where applicable, “BlackRock” refers also to the Sub‑Adviser.
Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of the Fund each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open.
Shares are only available for purchase by clients of Penserra Securities LLC and its affiliates.
To open an account with the Fund, contact Penserra Securities LLC by telephone at 888-925-8008 or by e‑mail at cash@penserra.com.
To purchase or sell shares of the Fund you should contact your Financial Intermediary, contact the Fund by phone at (800) 441‑7450, use the Fund’s internet-based order entry program, or use such other electronic means as the Fund agrees to in its sole discretion with your Financial Intermediary. You have until the close of the federal funds wire (normally 6:45 p.m. Eastern time) to get your purchase money in to the Fund on the day of your purchase or your purchase order will be cancelled.
The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.

Penserra Shares
Minimum Initial Investment	$2 million for individuals and institutional investors
Minimum Additional Investment	No subsequent minimum.
Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax‑exempt investor or are investing through a qualified tax‑exempt plan described in section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax when distributions are received from such tax‑deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary such as Penserra Securities LLC, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

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Details About the Fund

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of BlackRock Liquid Environmentally Aware Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), and your rights as a shareholder.
How the Fund Invests

The Fund is a non‑retail, non‑government money market fund under Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

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The Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 30.

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Pursuant to Rule 2a‑7, the Fund is subject to a “general liquidity requirement” that requires that the Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the Investment Company Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require the Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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The Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

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The Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and the Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 30.

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The Fund’s net asset value (“NAV”) per share, calculated as described in “Management of the Fund — Valuation of Fund Investments,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

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The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months.

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The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act, and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”). For a discussion of Eligible Securities, please see the Glossary.

The Board will be permitted to impose a liquidity fee on redemptions from the Fund (up to 2%) or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information — Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates.
Investment Objective
The investment objective of the Fund is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.
Should the Board determine that the investment objective of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

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Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. To the extent the Fund invests in repurchase agreements, the Fund currently intends to invest only in repurchase agreements collateralized by U.S. Government securities and cash. Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non‑fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.
BlackRock will consider the following as part of the Fund’s environmental criteria:

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The Fund will invest in securities whose issuer (or guarantor, if applicable) at the time of the Fund’s investment have better than average performance in environmental practices. In evaluating performance in environmental practices, BlackRock will use data or other environmental, social, or governance risk metrics including ratings provided by independent research vendor(s) in determining whether to invest (or continue to invest) in securities issued or guaranteed by a particular entity. These independent research vendor(s) may consider one or more of the following factors: Issuer or industry exposure to environmentally intensive activities, disclosures by an issuer around climate-related issues and environmental matters or specific targets or plans by an issuer to manage environmental exposures. These independent vendor(s) may also consider environmental issues relative to a specific sector. BlackRock may change an independent research vendor at any time in its discretion. BlackRock will consider factors such as emissions, energy and water intensity, waste generation, green revenues and environmental disclosure levels in evaluating the environmental performance of an issuer or guarantor.

∎	U.S. Government securities will be considered to have met the Fund’s environmental criteria

∎	The Fund will not invest in securities issued or guaranteed by entities:

—	that derive more than 5% of their revenue from fossil fuels mining, exploration or refinement; or

—	that derive more than 5% of their revenue from thermal coal or nuclear energy based power generation.
In determining the efficacy of an issuer’s or guarantor’s environmental practices, BlackRock may also employ a proprietary model it has developed to consider the impact of various actions of an issuer or guarantor. The model uses third party data as well as information obtained by BlackRock to assess whether particular environmental factors may be material to an issuer or guarantor and capture any momentum around these factors. The model also seeks to consider more current headline news around an issuer or guarantor. The model may employ different inputs and weigh the significance of those inputs differently than the third party data sources that are used. BlackRock will conduct, as appropriate, its environmental evaluation of issuers and guarantors relative to a specific sector or across multiple sectors.
When known at the time of purchase, Fund management may also consider an issuer’s or guarantor’s commitment to support sustainable palm oil.
In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as tender option bonds, beneficial interests in municipal trust certificates and partnership trusts. The Fund may invest in “green” bonds where, in the opinion of BlackRock, the use of proceeds from the sale of these securities will be used to finance projects intended to generate an environmental benefit. For purposes of compliance with the Fund’s 80% investment policy, (1) the Fund’s investment in “green” bonds will not be deemed to qualify unless the issuer or guarantor of such bonds, in the opinion of BlackRock, at the time of purchase, meets the Fund’s environmental criteria and (2) the Fund’s investment in repurchase agreements will not be deemed to qualify except to the extent that both the repurchase agreement counterparty and the issuer (or guarantor, if applicable) of the security subject to the repurchase agreement, in the opinion of BlackRock, at the time of purchase, meet the Fund’s environmental criteria. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund may invest up to 20% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer (and, if applicable, guarantor) have below average performance in environmental practices or whose issuer (and, if applicable, guarantor) are not evaluated by any independent research vendor(s) currently used by the Fund, and whose issuer (and, if applicable, guarantor) do not otherwise meet the Fund’s environmental criteria.
The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a‑7 under the Investment Company Act, and other rules of the SEC. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

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Pursuant to Rule 2a‑7 under the Investment Company Act, the Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.
Additionally, a security purchased by the Fund (or the issuers of such security) will be:

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a security that has short-term ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

∎	a security that is issued or guaranteed by a person with such ratings;

∎	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

∎	a security issued by other open‑end investment companies that invest in the type of obligations in which the Fund may invest; or

∎	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.
During periods of unusual market conditions or during temporary defensive periods, the Fund may depart from its principal investment strategies. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or the Fund may invest without limit in U.S. Treasury securities. Uninvested cash reserves may not earn income. Temporary defensive investments may limit the Fund’s ability to achieve its investment objective.
Principal Investments
The section below describes the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI.
Specifically, the Fund may invest in:

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Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

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Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers.

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Funding Agreements. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

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Loan Participations. The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

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Master Demand or Term Notes. The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. and foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

10

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Mortgage- and Asset-Backed Obligations. The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

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Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for the Fund’s repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. However, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that the Fund could not hold directly without the repurchase obligation.

The Fund may transfer uninvested cash balances into a single joint account at the Fund’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

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U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

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U.S. Treasury Obligations. The Fund may invest in direct obligations of the U.S. Treasury. The Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

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Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

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When-Issued, Delayed Delivery and Forward Commitment Transactions. The Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. The Fund expects that commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase securities on a when-issued, delayed delivery or forward commitment basis for speculative purposes but only in furtherance of its investment objective. The Fund does not receive income from securities purchased on a when-issued, delayed delivery or forward commitment basis prior to delivery of such securities.

Other Strategies
In addition to the principal investment strategies discussed above, the Fund may also invest or engage in the following investments/strategies:

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Borrowing. During periods of unusual market conditions, the Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief. The Fund will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured.

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Illiquid Investments. The Fund will not invest more than 5% of the value of its total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value.

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Investment Company Securities. The Fund may invest in securities issued by other open‑end or closed‑end investment companies, including affiliated investment companies, subject to the applicable limits under the Investment Company Act and the rules thereunder. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with the Fund’s investment objective and policies, certain variable rate demand securities issued by closed‑end funds, which invest primarily in portfolios of taxable or tax‑exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed‑end municipal bond funds will be exempt from federal income tax.

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Municipal Obligations. The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as tender option bonds, beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

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Restricted Securities. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non‑U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.

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Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one‑third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

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Securities Lending. The Fund may lend its securities with a value of up to one‑third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

∎	Uninvested Cash Reserves. The Fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash reserves will not earn income.

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U.S. Treasury Floating Rate Notes. The Fund may invest in U.S. Treasury Floating Rate Notes (“FRNs”). These are two‑year notes issued by the U.S. Treasury that reset their interest rates on a weekly basis. At maturity, the face value of an FRN is paid to the note holder.

Investment Risks

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The following is a description of certain risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in the Fund

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Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

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Environmental Criteria Risk — The risk that because the Fund’s environmental criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria. Consequently, the Fund may underperform funds that do not utilize an environmental strategy. BlackRock’s assessment of an issuer’s environmental criteria may change over time, which could cause the Fund to hold securities that may no longer meet BlackRock’s current environmental criteria.

In evaluating the environmental criteria for an issuer or guarantor, BlackRock is dependent upon information and data that may be incomplete, inaccurate or unavailable. Currently, environmental data often lacks standardization, consistency and in some cases transparency. There may be different methodologies used by different data sources who compile environmental ratings of issuers or guarantors. This could adversely affect the analysis of the environmental criteria relevant to a particular issuer or guarantor. If BlackRock were to solely rely on this data, the Fund may invest in issuers or guarantors who may not meet the environmental criteria for investment. Investing on the basis of environmental criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by any vendors of BlackRock or any judgment exercised by BlackRock will reflect the beliefs or values of any particular investor.

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Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

12

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

∎	Income Risk — The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

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Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

∎
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. Because the Fund invests in short-term instruments these events have caused some instruments to have declining yields, which may impair the results of the Fund if these conditions persisted. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

∎
Mortgage- and Asset-Backed Securities Risks — Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.
Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently

13

referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.
The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

∎
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

∎
Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

∎
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

∎
U.S. Government Obligations Risk — Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

∎
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

∎
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Other Risks of Investing in the Fund
The Fund may also be subject to certain other non‑principal risks associated with its investments and investment strategies, including:

∎
Borrowing Risk — Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

∎
Cyber Security Risk — Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

∎
Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

∎
Illiquid Investments Risk — The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

∎
Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including exchange-traded funds (“ETFs”), are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

∎
Large Shareholder and Large-Scale Redemption Risk — Certain shareholders, including a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. These redemptions may force the Fund to sell portfolio securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Fund. In addition, large redemptions can result in the Fund’s current expenses being allocated over a smaller asset base, which generally could result in an increase in the Fund’s expense ratio.

∎
Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

15

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.
Tax‑Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax‑exempt status of interest on municipal obligations and payments under tax‑exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax‑exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

∎
Restricted Securities Risk — Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.

∎
Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.

∎
Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

∎
Valuation Risk — The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

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Account Information

Details About the Share Class

The Fund currently offers multiple share classes (Penserra Shares in this prospectus), each with its own expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio of the Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Only certain investors are eligible to buy Penserra Shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) can help you determine whether you are eligible to buy Penserra Shares.
The Fund’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BlackRock.
The table below summarizes key features of Penserra Shares of the Fund.

Penserra Shares at a Glance
Availability	Available only to clients of Penserra Securities LLC and its affiliates (collectively, “Penserra Clients”)
Minimum Investment	$2 million minimum initial investment. There is no minimum investment amount for additional purchases.
Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No.
Conversion to Institutional Shares?	If you are no longer a client of Penserra Securities LLC, you are not eligible to hold Penserra Shares and any Penserra Shares you hold will be converted to Institutional Shares of the Fund.
Distribution and Service (12b‑1) Fees?	No.
Redemption Fees?	The Fund may impose a liquidity fee under certain limited circumstances. See “Liquidity Fees and Redemption Gates” below.
Penserra Shares are not subject to any sales charge. Only certain investors are eligible to buy Penserra Shares. Your Financial Intermediary can help you determine whether you are eligible to buy Penserra Shares. The Fund may permit a lower initial investment for certain investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum investment requirement. Certain Financial Intermediaries may also impose additional minimum investment requirements.
Shares of the Fund are available in other share classes that have different fees and expenses.
The Fund reserves the right to modify or waive the above-stated policies at any time.
Distribution and Shareholder Servicing Payments

Other Payments by the Fund
In addition to fees that the Fund pays to its transfer agent, BNY Mellon Investment Servicing (US), Inc. (the “Transfer Agent”), BlackRock, on behalf of the Fund, may enter into non‑12b‑1‑Plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub‑transfer agency, sub‑accounting and/or shareholder services. These non‑12b‑1 Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub‑transfer agency, sub‑accounting and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be

17

based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you.
Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.
How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through your Financial Intermediary. You may also buy, sell and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling or transferring shares through BlackRock, call (800) 441‑7450. Because the selection of a mutual fund involves many considerations, your Financial Intermediary may help you with this decision.
With certain limited exceptions, the Fund is generally available only to investors residing in the United States and may not be distributed by a foreign Financial Intermediary. Under this policy, in order to accept new accounts or additional investments into existing accounts, the Fund generally requires that (i) a shareholder that is a natural person be a U.S. citizen or resident alien, in each case residing within the United States or a U.S. territory (including APO/FPO/DPO addresses), and have a valid U.S. taxpayer identification number, and (ii) a Financial Intermediary or a shareholder that is an entity be domiciled in the United States and have a valid U.S. taxpayer identification number or be domiciled in a U.S. territory and have a valid U.S. taxpayer identification number or IRS Form W‑8. Any existing account that is updated to reflect a non‑U.S. address will also be restricted from making additional investments.
The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, the Fund may waive certain requirements regarding the purchase, sale or transfer of shares described below.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.
Shares are only available for purchase by clients of Penserra Securities LLC and its affiliates. If you are no longer a client of Penserra Securities LLC you are not eligible to hold Penserra Shares and any Penserra Shares you hold will be converted to Institutional Shares of the Fund, which are not offered in this prospectus.
To open an account with the Fund, contact Penserra Securities LLC by telephone at 888-925-8008 or by e‑mail at cash@penserra.com.

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	Determine the amount of your investment	Refer to the minimum initial investment in the “Details About the Share Class” table of this prospectus.
Have your Financial Intermediary submit your purchase order
Purchase orders received by the Fund’s transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), before 3:00 p.m. (Eastern time) on each business day will be priced based on the next NAV calculated on that day, and if you send your payment by Federal funds or other immediately available funds no later than the close of the federal funds wire (normally 6:45 p.m. (Eastern time)) you will receive that day’s dividends. Certain Financial Intermediaries, however, may require submission of orders prior to that time. Purchase orders placed after 2:55 p.m. (Eastern time) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

18

How to Buy Shares (continued)

	Your Choices	Important Information for You to Know

Initial Purchase (continued)	Have your Financial Intermediary submit your purchase order (continued)
NAV is calculated separately for each class of shares of the Fund as of 3:00 p.m. (Eastern time), each business day. Shares will be priced on days that both the New York Stock Exchange (the “NYSE”) and the Federal Reserve Bank of Philadelphia are open (each such day, a “business day”). The Fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the NYSE is closed due to an emergency. Both the NYSE and the Federal Reserve Bank of Philadelphia are closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veteran’s Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday.

Purchase orders placed after 3:00 p.m. (Eastern time) will be priced at the NAV determined on the next business day.

A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown in the Fund’s “Fees and Expenses” table.

The Fund may reject any order to buy shares and may suspend the sale of shares at any time, including when a redemption gate is in place (see “Account Information — Liquidity Fees and Redemption Gates” below). Certain Financial Intermediaries may charge a processing fee to confirm a purchase.

Add to Your Investment	Purchase additional shares	There is no minimum investment amount for additional purchases.
	Have your Financial Intermediary submit your purchase order for additional shares	To purchase additional shares you may contact your Financial Intermediary. For more details on purchasing by Internet see below.
Or contact BlackRock (for accounts held directly with BlackRock)
Purchase by Internet: Purchase orders may be placed through the Fund’s internet-based order entry program.

Certain clients’ purchase orders placed prior to the close of business will be priced at the NAV determined that day. Purchase orders placed after 2:55 p.m. (Eastern time) will not be transmitted by the Fund’s internet-based order entry program. Account holders trading on the Fund’s internet-based order entry program may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason. Limits on amounts that may be purchased via Internet may vary. Please contact BlackRock or Penserra Securities LLC for more information.

Purchase by Telephone: Call (800) 441‑7450 and speak with one of our representatives. The Fund has the right to reject any telephone request for any reason.

	Acquire additional shares by reinvesting dividends and capital gains	All dividends and capital gains distributions are automatically reinvested in shares of the Fund at net asset value. To make any changes to your dividend and/or capital gains distributions options, please call (800) 441‑7450, or contact your Financial Intermediary (if your account is not held directly with BlackRock).
How to Pay for Shares	Making payment for purchases	Payment for an order must be made in Federal funds or other immediately available funds by the close of the federal funds wire (normally 6:45 p.m. (Eastern time)). If payment is not received by this time, the order will be canceled and you will be responsible for any loss to the Fund. You may also wire Federal funds to the Transfer Agent to purchase shares, but you must call (800) 441‑7450 before doing so to confirm the wiring instructions.

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How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial Redemption of Shares	Have your Financial Intermediary submit your sales order
You can make redemption requests through your Financial Intermediary. Shareholders should indicate that they are redeeming Penserra Shares. The price of your shares is based on the next calculation of the Fund’s NAV after your order is placed. For your redemption request to be priced at the NAV on the day of your request, you must submit your request to your Financial Intermediary prior to that day’s close of business (generally, 3:00 p.m. Eastern time). Certain Financial Intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the NAV at the close of business on the next business day. Financial Intermediaries may charge a fee to process a redemption of shares. Shareholders should indicate which class of shares they are redeeming. The Fund may reject an order to sell shares under certain circumstances. Redemption orders placed after 2:55 p.m. (Eastern time) will not be transmitted by the Fund’s internet-based order entry program.

Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

Selling shares held directly with BlackRock
Methods of Redeeming
Redeem by Telephone: Certain redemption requests may require written instructions with a medallion signature guarantee. Call (800) 441‑7450 for details. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find alternative redemption methods below.

Redeem by Internet: You may redeem in your account through the Fund’s internet-based order entry program. Proceeds from internet redemptions may be sent via wire to the bank account of record. Redemption orders placed after 2:55 p.m. (Eastern time) on the Fund’s internet-based order entry program will not be transmitted by the program. Account holders trading in the Fund’s internet-based order entry program may transmit their trades during the next time window internet-based trading resumes. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

Payment of Redemption Proceeds
Redemption proceeds may be paid by wire transfer.

Payment by Wire Transfer: Proceeds for redeemed shares for which a redemption order is received before 3:00 p.m. (Eastern time) on a business day are normally paid in Federal funds wired to the redeeming shareholder on the same business day, provided that the Fund’s custodian is also open for business. Proceeds for redemption orders received on a day when the Fund’s custodian is closed are normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund.

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How to Sell Shares (continued)

	Your Choices	Important Information for You to Know

Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)
If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. You are responsible for any additional charges imposed by your bank for this service. No charge for wiring redemption payments with respect to Penserra Shares is imposed by the Fund.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.

* * *

If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days. Please see “Account Information — Liquidity Fees and Redemption Gates” for more information.

Under normal and stressed market conditions, the Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.

How to Transfer Your Account

	Your Choices	Important Information for You to Know

Transfer Shares to Another Financial Intermediary	Transfer to a participating Financial Intermediary
You may transfer your Penserra Shares of the Fund only to another Financial Intermediary that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.

If your account is held directly with BlackRock, you may call (800) 441‑7450 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of your Penserra Shares.

Transfer to a non‑participating Financial Intermediary
You must either:
•  Transfer your Penserra Shares to an account with the Fund; or
•  Sell your shares, paying any applicable fees or deferred sales charge.

If your account is held directly with BlackRock, you may call (800) 441‑7450 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of your Penserra Shares.

Fund’s Rights

The Fund may:

∎	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act;

∎
Postpone the date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;

∎	Redeem shares for property other than cash as may be permitted under the Investment Company Act; and

∎	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.
Suspension of Redemptions Upon Liquidation. If the Board, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act, determines that the Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, then the Board, subject to certain conditions, may, where the Board has determined to liquidate the Fund irrevocably, suspend redemptions and

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payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.
Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (the “Fund Minimum”), and may redeem the shares in your account if the NAV of those shares in your account falls below $500 for any reason, including market fluctuation.
You will be notified that the value of your account is less than the Fund Minimum before the Fund makes any involuntary redemption. This notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $500 before the Fund makes an involuntary redemption. This involuntary redemption will not charge any deferred sales charge, and may not apply to accounts of certain employer-sponsored retirement plans (not including IRAs), qualified state tuition plan (529 Plan) accounts, and select fee‑based programs at your Financial Intermediary.
Liquidity Fees and Redemption Gates

Under Rule 2a‑7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period, in the event that the Fund’s weekly liquid assets fall below the following thresholds:

∎
30% weekly liquid assets — If the weekly liquid assets of the Fund fall below 30% of the Fund’s total assets, and the Board determines it is in the best interests of the Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

∎
10% weekly liquid assets — If the weekly liquid assets of the Fund fall below 10% of the Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once the Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.
If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of the Fund. The Fund may not accept purchases during the period that a liquidity fee has been imposed.
If the Board imposes a redemption gate, the Fund will not accept purchase or redemption orders until the Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to the Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of the Fund, but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.
If the Board imposes a liquidity fee or a redemption gate, the Fund will not accept exchange orders into or out of the Fund until the Fund has notified shareholders that the liquidity fee or redemption gate has been lifted.
Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.
The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of the Fund fall below 30% of the Fund’s total assets.
Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N‑CR and will be available on the website of the Fund (www.blackrock.com/cash). In addition, the Fund will make such announcements through a supplement to its registration statement and may further communicate such actions through other means.
Financial Intermediaries will be required promptly to take such actions reasonably requested by the Fund or its agent to implement, modify or remove, or to assist the Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.

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Short-Term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has evaluated the risks of market timing activities by the Fund’s shareholders and has determined that due to (i) the nature of the Fund’s portfolio holdings, and (ii) the nature of the Fund’s shareholders, it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Fund by shareholders would result in a negative impact to the Fund or its shareholders. As a result, the Board has not adopted policies and procedures to deter short-term trading in the Fund. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.
Master/Feeder Structure

The Fund may in the future determine to become a “feeder” fund that invests all of its assets in another open‑end investment company (a “master fund”) that has the same investment objective and strategies as the Fund. This structure is sometimes called a “master/feeder” structure. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. In a master/feeder structure, all investments will be made at the master level and the Fund’s investment results will correspond directly to the investment results of the underlying master in which it invests. A feeder fund may withdraw from its master fund at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage its assets directly.
A master fund may accept investments from other feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeder funds may offset each other and produce a lower net cash flow.
However, each feeder fund can set its own transaction minimums, fund specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund.
Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a fund that is a feeder fund over the operations of its master fund.

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Management of the Fund

BlackRock

BlackRock, the Fund’s investment adviser, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Fund, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.
BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock International Limited (the “Sub‑Adviser”), a registered investment adviser organized in 1995, is an affiliate of BlackRock and acts as a sub‑adviser for the Fund. BlackRock and its affiliates had approximately $7.961 trillion in investment company and other portfolio assets under management as of September 30, 2022.
BlackRock serves as manager to the Fund pursuant to an investment advisory agreement (the “Management Agreement”), which provides that BlackRock is entitled to receive for the services it provides to the Fund a fee at the annual rate of 0.10% of the average daily net assets of the Fund computed daily and payable monthly. BlackRock is responsible for the day to day management of the Fund’s portfolio.
BlackRock has contractually agreed to cap Miscellaneous Other Expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any) of Penserra Shares of the Fund at the level shown below and in the Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve this expense cap, BlackRock has agreed to waive and/or reimburse fees or expenses if the Miscellaneous Other Expenses exceed a certain limit.
With respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous Other Expenses to the amount noted in the table below.

Contractual Cap[1] on Miscellaneous Other Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)

Penserra Shares	0.00%

[1]. The contractual cap is in effect through June 30, 2033. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]. As a percentage of average daily net assets.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this voluntary waiver and/or reimbursement at any time without notice.
For the fiscal year ended July 31, 2022, the Fund paid BlackRock aggregate management fees, net of any applicable waivers, equal to 0.05% of the Fund’s average daily net assets.
BlackRock has entered into a sub‑advisory agreement with the Sub‑Adviser. Under the sub‑advisory agreement, BlackRock pays the Sub‑Adviser for services it provides for that portion of the Fund for which it acts as sub‑adviser a fee equal to a percentage of the management fee paid to BlackRock under the Management Agreement.
A discussion of the basis for the Board’s approval of the Management Agreement with respect to the Fund is included in the Fund’s annual shareholder report for the fiscal year ended July 31, 2022. A discussion of the basis for the Board’s approval of the sub‑advisory agreement with the Sub‑Adviser is included in the Fund’s annual shareholder report for the fiscal year ending July 31, 2022.

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From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.
BlackRock or its affiliates will use at least 5% of BlackRock’s net revenue from its management fee from the Fund to purchase and then retire carbon credits either directly or through a third-party organization. These purchases will be made at least annually, with BlackRock maintaining the option to increase, decrease or terminate these purchases in its sole discretion at any time.
Additionally, BlackRock may at its discretion enter into a license agreement (a “License Agreement”) with one or more charitable organizations that is tax‑exempt under 501(c)(3) of the Internal Revenue Code of 1986 from time to time. Pursuant to the relevant License Agreement, the charitable organization would grant BlackRock a license permitting BlackRock to use the charitable organization’s name and logo. BlackRock will pay a license fee to each such charitable organization for such use.
No charitable organization will provide any investment advisory services to BlackRock or the Fund or participate in, or have any influence on, the day‑to‑day operations of, the Fund.
Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders.
BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. BlackRock or one or more Affiliates act or may act as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest. The Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as structured notes) by entities for which an Affiliate provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. BlackRock or one or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. This may include transactions in securities issued by other open‑end and closed‑end investment companies (which may include investment companies that are affiliated with the Fund and BlackRock, to the extent permitted under the Investment Company Act). The trading activities of BlackRock and these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in BlackRock or an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Fund.
Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by BlackRock or an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BlackRock or an Affiliate or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock or its Affiliates may adversely impact the Fund. Transactions by one or more clients or BlackRock or its Affiliates or their directors, officers or employees, may have the effect of diluting or

25

otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to BlackRock or one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Trust, on behalf of the Fund, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the securities lending agent will receive a fee from the Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.
The activities of BlackRock and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.
Valuation of Fund Investments

When you buy shares, you pay the NAV. This is the offering price. Shares are also redeemed at their NAV, minus any applicable deferred sales charge or redemption fee. The NAV used in determining your share price is the next one calculated after your purchase or redemption order is received. The NAV of each class of shares normally is determined once daily on each business day, generally as of 3:00 p.m., Eastern time, based on prices at such time. The NAV of shares is calculated by dividing the value of the net assets of each class of shares (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the class, generally rounded to the fourth decimal place.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to BlackRock’s valuation policies and procedures BlackRock has been designated by the Board as the valuation designee for the Fund pursuant to Rule 2a-5 under the Investment Company Act.
Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
The Fund values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with BlackRock’s valuation policies and procedures. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless BlackRock determines in good faith that such method does not represent fair value.
Generally, trading in non-U.S. securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the Fund’s close of business. The values of such securities used in computing the NAV of the Fund’s shares are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, BlackRock will fair value the Fund’s investments in accordance with its policies and procedures. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of, the Fund.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used.
Dividends, Distributions and Taxes

Distributions of net investment income derived by the Fund, if any, are declared daily and paid at least monthly and net realized capital gains, if any, will be distributed at least annually. Dividends will be reinvested automatically in the form

26

of additional shares of the same class of the Fund at NAV, unless you instruct the Transfer Agent in writing to pay them in cash. Dividends that are declared but unpaid will remain in the gross assets of the Fund and will, therefore, continue to earn income for the Fund’s shareholders. Shareholders redeeming their shares will receive all dividends declared through the date immediately preceding the date of redemption. The Fund anticipates that a significant amount of the distributions may be taxed as ordinary income, although the Fund may distribute capital gains as well. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.
You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, except as discussed below you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Fund distributions derived from qualified dividend income, which consists of dividends received from U.S. corporations and qualifying foreign corporations, and from long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for individuals, depending on whether their income exceeds certain threshold amounts, which are adjusted annually for inflation.
Because the Fund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so‑called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the Fund within 30 days before or after such a redemption.
The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a‑7 of the Investment Company Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund (whether or not it has a floating NAV) may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.
If the Fund imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.
Any such liquidity fee will constitute an asset of the Fund and will serve to benefit non‑redeeming shareholders. However, the Fund does not intend to distribute such fees to non‑redeeming shareholders. Such fees may, however, raise the Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
Your dividends and redemption proceeds will be subject to backup withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
This section summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

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Financial Highlights

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the period shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	BlackRock Liquid Environmentally Aware Fund
	Penserra Shares
	Period from 01/21/22(a) to 07/31/22

Net asset value, beginning of period	$1.0001
Net investment income(b)	0.0030
Net realized and unrealized loss	(0.0004)
Net increase from investment operations	0.0026
Distributions from net investment income(c)	(0.0030)
Net asset value, end of period	$0.9997
Total Return(d)
Based on net asset value	0.26	%(e)
Ratios to Average Net Assets
Total expenses	0.32	%(f)
Total expenses after fees waived and/or reimbursed	0.19	%(f)
Net investment income	0.57	%(f)
Supplemental Data
Net assets, end of period (000)	$50
(a)  Commencement of operations.
(b)  Based on average shares outstanding.
(c)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)  Where applicable, assumes the reinvestment of distributions.
(e)  Aggregate total return.
(f)   Annualized.

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General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website.
Delivery of Shareholder Documents
The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441‑7450.
Certain Fund Policies

Anti-Money Laundering Requirements
The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non‑public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non‑public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
BlackRock does not sell or disclose to non‑affiliated third parties any non‑public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non‑affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non‑public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non‑public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Statement of Additional Information

If you would like further information about the Fund, including how it invests, please see the SAI.
For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

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Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Fund, please see the SAI.
Acquired Fund Fees and Expenses — the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies.
Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.
Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a‑7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating Financial Intermediaries, advertising and promotion.
Dollar-Weighted Average Life — the dollar-weighted average maturity of the Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.
Dollar-Weighted Average Maturity — the average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.
Eligible Securities — Applicable Eligible Securities include:

∎	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the Fund after considering certain factors;

∎	securities issued by other registered investment companies that are money market funds; or

∎	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the Fund sells securities and agrees to buy them back at a particular date and price).
Management Fee — a fee paid to BlackRock for managing the Fund.
Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.
Service Fees — fees used to compensate Financial Intermediaries for certain shareholder servicing activities.
Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a‑7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

30

For More Information

Fund and Service Providers

THE FUND
BlackRock FundsSM
BlackRock Liquid Environmentally Aware Fund
100 Bellevue Parkway
Wilmington, Delaware 19809
Written Correspondence:
P.O. Box 9889
Providence, Rhode Island 02940-8089
Overnight Mail:
4400 Computer Drive
Westborough, Massachusetts 01588
(800) 441‑7450
MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809
SUB‑ADVISER
BlackRock International Limited
Exchange Place One
1 Semple Street
Edinburgh, EH3 8JB
United Kingdom
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116
ACCOUNTING SERVICES PROVIDER
JPMorgan Chase Bank, N.A.
383 Madison Avenue, Floor 11
New York, New York 10179
DISTRIBUTOR
BlackRock Investments, LLC
40 East 52nd Street
New York, New York 10022
CUSTODIANS
JPMorgan Chase Bank, N.A.
383 Madison Avenue, Floor 11
New York, New York 10179
The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286
COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019

Additional Information

For more information:
This prospectus contains important information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports
These reports contain additional information about the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated November 28, 2022, has been filed with the Securities and Exchange Commission (“SEC”). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 441‑7450. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
BlackRock Investor Services
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), on any business day. Call: (800) 441‑7450.
Purchases and Redemptions
Call your Financial Intermediary or BlackRock Investor Services at (800) 441‑7450.
World Wide Web
General Fund information and specific Fund performance, including the SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence
BlackRock FundsSM
P.O. Box 9889
Providence, Rhode Island 02940
Overnight Mail
BlackRock FundsSM
4400 Computer Drive
Westborough, Massachusetts 01588
Internal Wholesalers/Broker Dealer Support
Available on any business day to support investment professionals. Call: (800) 882‑0052.
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882‑0052.
Securities and Exchange Commission
You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e‑mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
INVESTMENT COMPANY ACT FILE # 811‑05742

PRO-LEAF-PEN-1122

NOVEMBER 28, 2022

Prospectus

BlackRock FundsSM  |  Great Pacific Shares

•	BlackRock Liquid Environmentally Aware Fund
Great Pacific Shares: GPEXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Fund, including investment objective, principal investment strategies, principal risk factors, fee and expense information, and historical performance information

	Investment Objective	3

	Fees and Expenses of the Fund	3

	Principal Investment Strategies of the Fund	3

	Principal Risks of Investing in the Fund	4

	Performance Information	6

	Investment Manager	7

	Purchase and Sale of Fund Shares	7

	Tax Information	7

	Payments to Broker/Dealers and Other Financial Intermediaries	7

Details About the Fund	Information about how the Fund invests, including investment objective, investment process, principal strategies and risk factors

	How the Fund Invests	8

	Investment Risks	12

Account Information	Information about account services, sales charges and waivers, shareholder transactions, and distribution and other payments

	Details About the Share Class	17

	How to Buy, Sell and Transfer Shares	18

	Fund’s Rights	21

	Liquidity Fees and Redemption Gates	22

	Short-Term Trading Policy	22

	Master/Feeder Structure	23

Management of the Fund	Information About BlackRock

	BlackRock	24

	Conflicts of Interest	25

	Valuation of Fund Investments	26

	Dividends, Distributions and Taxes	26

Financial Highlights	Financial Performance of the Fund	28

General Information	Shareholder Documents	29

	Certain Fund Policies	29

	Statement of Additional Information	29

Glossary	Glossary of Investment Terms	30

For More Information	Fund and Service Providers	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Investment Objective

The investment objective of BlackRock Liquid Environmentally Aware Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Great Pacific Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below. More information about these fees and expenses is available from your Financial Intermediary and in the “Details About the Share Class” section on page 17 of the Fund’s prospectus and in the “Purchase of Shares” section on page II‑29 of Part II of the Fund’s Statement of Additional Information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Great Pacific Shares
Management Fee	0.10%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses[1,2]	0.16%
Administration Fee	0.10%
Miscellaneous Other Expenses[1,2]	0.06%
Total Annual Fund Operating Expenses[2]	0.26%
Fee Waivers and/or Expense Reimbursements[3]	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.20%

[1]	Miscellaneous Other Expenses have been restated to reflect current fees.

[2]
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Miscellaneous Other Expenses to reflect current fees.

[3]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 24, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.00% of average daily net assets through June 30, 2033. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Great Pacific Shares	$20	$64	$113	$255
Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non‑fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.
BlackRock will consider the following as part of the Fund’s environmental criteria:

∎
The Fund will invest in securities whose issuer (or guarantor, if applicable) at the time of the Fund’s investment have better than average performance in environmental practices. In evaluating performance in environmental practices,

3

BlackRock will use data or other environmental, social, or governance risk metrics including ratings provided by independent research vendor(s) in determining whether to invest (or continue to invest) in securities issued or guaranteed by a particular entity. These independent research vendor(s) may consider one or more of the following factors: Issuer or industry exposure to environmentally intensive activities, disclosures by an issuer around climate-related issues and environmental matters or specific targets or plans by an issuer to manage environmental exposures. These independent vendor(s) may also consider environmental issues relative to a specific sector. BlackRock may change an independent research vendor at any time in its discretion. BlackRock will consider factors such as emissions, energy and water intensity, waste generation, green revenues and environmental disclosure levels in evaluating the environmental performance of an issuer or guarantor.

∎	U.S. Government securities will be considered to have met the Fund’s environmental criteria

∎	The Fund will not invest in securities issued or guaranteed by entities:

—	that derive more than 5% of their revenue from fossil fuels mining, exploration or refinement; or

—	that derive more than 5% of their revenue from thermal coal or nuclear energy based power generation.
In determining the efficacy of an issuer’s or guarantor’s environmental practices, BlackRock may also employ a proprietary model it has developed to consider the impact of various actions of an issuer or guarantor. The model uses third party data as well as information obtained by BlackRock to assess whether particular environmental factors may be material to an issuer or guarantor and capture any momentum around these factors. The model also seeks to consider more current headline news around an issuer or guarantor. The model may employ different inputs and weigh the significance of those inputs differently than the third party data sources that are used. BlackRock will conduct, as appropriate, its environmental evaluation of issuers and guarantors relative to a specific sector or across multiple sectors.
In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as tender option bonds, beneficial interests in municipal trust certificates and partnership trusts. The Fund may invest in “green” bonds where, in the opinion of BlackRock, the use of proceeds from the sale of these securities will be used to finance projects intended to generate an environmental benefit. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund may invest up to 20% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer (and, if applicable, guarantor) have below average performance in environmental practices or whose issuer (and, if applicable, guarantor) are not evaluated by any independent research vendor(s) currently used by the Fund, and whose issuer (and, if applicable, guarantor) do not otherwise meet the Fund’s environmental criteria.
The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).
Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

∎
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

∎
Environmental Criteria Risk — The risk that because the Fund’s environmental criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria. Consequently, the Fund may underperform funds that do not utilize an environmental strategy. BlackRock’s assessment of an issuer’s environmental criteria may change over time, which could cause the Fund to hold securities that may no longer meet BlackRock’s current environmental criteria.

4

In evaluating the environmental criteria for an issuer or guarantor, BlackRock is dependent upon information and data that may be incomplete, inaccurate or unavailable. Currently, environmental data often lacks standardization, consistency and in some cases transparency. There may be different methodologies used by different data sources who compile environmental ratings of issuers or guarantors. This could adversely affect the analysis of the environmental criteria relevant to a particular issuer or guarantor. If BlackRock were to solely rely on this data, the Fund may invest in issuers or guarantors who may not meet the environmental criteria for investment. Investing on the basis of environmental criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by any vendors of BlackRock or any judgment exercised by BlackRock will reflect the beliefs or values of any particular investor.

∎
Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

∎	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

∎
Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

∎
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

∎
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. Because the Fund invests in short-term instruments these events have caused some instruments to have declining yields, which may impair the results of the Fund if these conditions persisted. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

∎
Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

∎
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

5

∎
Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

∎
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

∎
U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

∎
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

∎
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Great Pacific Shares do not have a full calendar year of performance history as of the date of this prospectus. As a result, the chart and table shown below give you a picture of the long-term performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Great Pacific Shares would be substantially similar to Institutional Shares because Great Pacific Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Great Pacific Shares and Institutional Shares have different expenses. The actual returns of Great Pacific Shares would have been approximately the same as those of Institutional Shares because Great Pacific Shares have the same expenses as Institutional Shares.
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a‑7 under the Investment Company Act. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at (800) 441‑7450.
Institutional Shares
ANNUAL TOTAL RETURNS
BlackRock Liquid Environmentally Aware Fund
As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 0.30% (quarter ended March 31, 2020) and the lowest return for a quarter was -0.01% (quarter ended December 31, 2021). The year-to-date return as of September 30, 2022 was 0.69%.

6

For the periods ended 12/31/21 Average Annual Total Returns	1 Year	Since Inception (April 8, 2019)
BlackRock Liquid Environmentally Aware Fund — Institutional Shares
Return Before Taxes	0.01%	0.78%
To obtain the Fund’s current 7‑day yield, call (800) 441‑7450 or visit the Fund’s website at www.blackrock.com/cash.
Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”). The Fund’s sub‑adviser is BlackRock International Limited (the “Sub‑Adviser”). Where applicable, “BlackRock” refers also to the Sub‑Adviser.
Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of the Fund each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open.
Shares are only available for purchase by clients of Great Pacific Securities and its affiliates.
To open an account with the Fund, contact Great Pacific Securities by telephone at 714‑619‑3015 or by e‑mail at gpshares@greatpac.com.
To purchase or sell shares of the Fund you should contact your Financial Intermediary, contact the Fund by phone at (800) 441‑7450, use the Fund’s internet-based order entry program, or use such other electronic means as the Fund agrees to in its sole discretion with your Financial Intermediary. You have until the close of the federal funds wire (normally 6:45 p.m. Eastern time) to get your purchase money in to the Fund on the day of your purchase or your purchase order will be cancelled.
The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.

Great Pacific Shares
Minimum Initial Investment	$2 million for individuals and institutional investors
Minimum Additional Investment	No subsequent minimum.
Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax‑exempt investor or are investing through a qualified tax‑exempt plan described in section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax when distributions are received from such tax‑deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary such as Great Pacific Securities, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7

Details About the Fund

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of BlackRock Liquid Environmentally Aware Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), and your rights as a shareholder.
How the Fund Invests

The Fund is a non‑retail, non‑government money market fund under Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

∎
The Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 30.

∎
Pursuant to Rule 2a‑7, the Fund is subject to a “general liquidity requirement” that requires that the Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the Investment Company Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require the Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

∎
The Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities.

∎
The Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and the Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 30.

∎
The Fund’s net asset value (“NAV”) per share, calculated as described in “Management of the Fund — Valuation of Fund Investments,” will be quoted to the fourth decimal place (e.g., $1.0000), and is expected to fluctuate from time to time.

∎
The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months.

∎
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act, and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will purchase securities (or issuers of such securities) that are Eligible Securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”). For a discussion of Eligible Securities, please see the Glossary.

The Board will be permitted to impose a liquidity fee on redemptions from the Fund (up to 2%) or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period under certain circumstances. Please see the section below titled “Account Information — Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates.
Investment Objective
The investment objective of the Fund is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.
Should the Board determine that the investment objective of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase

8

agreements. To the extent the Fund invests in repurchase agreements, the Fund currently intends to invest only in repurchase agreements collateralized by U.S. Government securities and cash. Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non‑fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.
BlackRock will consider the following as part of the Fund’s environmental criteria:

∎
The Fund will invest in securities whose issuer (or guarantor, if applicable) at the time of the Fund’s investment have better than average performance in environmental practices. In evaluating performance in environmental practices, BlackRock will use data or other environmental, social, or governance risk metrics including ratings provided by independent research vendor(s) in determining whether to invest (or continue to invest) in securities issued or guaranteed by a particular entity. These independent research vendor(s) may consider one or more of the following factors: Issuer or industry exposure to environmentally intensive activities, disclosures by an issuer around climate-related issues and environmental matters or specific targets or plans by an issuer to manage environmental exposures. These independent vendor(s) may also consider environmental issues relative to a specific sector. BlackRock may change an independent research vendor at any time in its discretion. BlackRock will consider factors such as emissions, energy and water intensity, waste generation, green revenues and environmental disclosure levels in evaluating the environmental performance of an issuer or guarantor.

∎	U.S. Government securities will be considered to have met the Fund’s environmental criteria

∎	The Fund will not invest in securities issued or guaranteed by entities:

—	that derive more than 5% of their revenue from fossil fuels mining, exploration or refinement; or

—	that derive more than 5% of their revenue from thermal coal or nuclear energy based power generation.
In determining the efficacy of an issuer’s or guarantor’s environmental practices, BlackRock may also employ a proprietary model it has developed to consider the impact of various actions of an issuer or guarantor. The model uses third party data as well as information obtained by BlackRock to assess whether particular environmental factors may be material to an issuer or guarantor and capture any momentum around these factors. The model also seeks to consider more current headline news around an issuer or guarantor. The model may employ different inputs and weigh the significance of those inputs differently than the third party data sources that are used. BlackRock will conduct, as appropriate, its environmental evaluation of issuers and guarantors relative to a specific sector or across multiple sectors.
When known at the time of purchase, Fund management may also consider an issuer’s or guarantor’s commitment to support sustainable palm oil.
In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as tender option bonds, beneficial interests in municipal trust certificates and partnership trusts. The Fund may invest in “green” bonds where, in the opinion of BlackRock, the use of proceeds from the sale of these securities will be used to finance projects intended to generate an environmental benefit. For purposes of compliance with the Fund’s 80% investment policy, (1) the Fund’s investment in “green” bonds will not be deemed to qualify unless the issuer or guarantor of such bonds, in the opinion of BlackRock, at the time of purchase, meets the Fund’s environmental criteria and (2) the Fund’s investment in repurchase agreements will not be deemed to qualify except to the extent that both the repurchase agreement counterparty and the issuer (or guarantor, if applicable) of the security subject to the repurchase agreement, in the opinion of BlackRock, at the time of purchase, meet the Fund’s environmental criteria. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund may invest up to 20% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer (and, if applicable, guarantor) have below average performance in environmental practices or whose issuer (and, if applicable, guarantor) are not evaluated by any independent research vendor(s) currently used by the Fund, and whose issuer (and, if applicable, guarantor) do not otherwise meet the Fund’s environmental criteria.
The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a‑7 under the Investment Company Act, and other rules of the SEC. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.
Pursuant to Rule 2a‑7 under the Investment Company Act, the Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

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Additionally, a security purchased by the Fund (or the issuers of such security) will be:

∎
a security that has short-term ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

∎	a security that is issued or guaranteed by a person with such ratings;

∎	a security without such short-term ratings that has been determined to be of comparable quality by BlackRock;

∎	a security issued by other open‑end investment companies that invest in the type of obligations in which the Fund may invest; or

∎	a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Appendix A to the Statement of Additional Information (the “SAI”) contains a description of the relevant rating symbols used by several NRSROs for various types of debt obligations.
During periods of unusual market conditions or during temporary defensive periods, the Fund may depart from its principal investment strategies. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or the Fund may invest without limit in U.S. Treasury securities. Uninvested cash reserves may not earn income. Temporary defensive investments may limit the Fund’s ability to achieve its investment objective.
Principal Investments
The section below describes the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the SAI.
Specifically, the Fund may invest in:

∎
Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

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Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers.

∎
Funding Agreements. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

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Loan Participations. The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

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Master Demand or Term Notes. The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. and foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

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Mortgage- and Asset-Backed Obligations. The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

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∎
Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for the Fund’s repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. However, collateral is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that the Fund could not hold directly without the repurchase obligation.

The Fund may transfer uninvested cash balances into a single joint account at the Fund’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

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U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

∎
U.S. Treasury Obligations. The Fund may invest in direct obligations of the U.S. Treasury. The Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

∎
Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

∎
When-Issued, Delayed Delivery and Forward Commitment Transactions. The Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. The Fund expects that commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase securities on a when-issued, delayed delivery or forward commitment basis for speculative purposes but only in furtherance of its investment objective. The Fund does not receive income from securities purchased on a when-issued, delayed delivery or forward commitment basis prior to delivery of such securities.

Other Strategies
In addition to the principal investment strategies discussed above, the Fund may also invest or engage in the following investments/strategies:

∎
Borrowing. During periods of unusual market conditions, the Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief. The Fund will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured.

∎
Illiquid Investments. The Fund will not invest more than 5% of the value of its total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value.

∎
Investment Company Securities. The Fund may invest in securities issued by other open‑end or closed‑end investment companies, including affiliated investment companies, subject to the applicable limits under the Investment Company Act and the rules thereunder. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with the Fund’s investment objective and policies, certain variable rate demand securities issued by closed‑end funds, which invest primarily in portfolios of taxable or tax‑exempt securities.

∎
Municipal Obligations. The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as tender option bonds, beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

∎
Restricted Securities. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non‑U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.

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∎
Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one‑third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

∎
Securities Lending. The Fund may lend its securities with a value of up to one‑third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

∎	Uninvested Cash Reserves. The Fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash reserves will not earn income.

∎
U.S. Treasury Floating Rate Notes. The Fund may invest in U.S. Treasury Floating Rate Notes (“FRNs”). These are two‑year notes issued by the U.S. Treasury that reset their interest rates on a weekly basis. At maturity, the face value of an FRN is paid to the note holder.

Investment Risks

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The following is a description of certain risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in the Fund

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Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

∎
Environmental Criteria Risk — The risk that because the Fund’s environmental criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria. Consequently, the Fund may underperform funds that do not utilize an environmental strategy. BlackRock’s assessment of an issuer’s environmental criteria may change over time, which could cause the Fund to hold securities that may no longer meet BlackRock’s current environmental criteria.

In evaluating the environmental criteria for an issuer or guarantor, BlackRock is dependent upon information and data that may be incomplete, inaccurate or unavailable. Currently, environmental data often lacks standardization, consistency and in some cases transparency. There may be different methodologies used by different data sources who compile environmental ratings of issuers or guarantors. This could adversely affect the analysis of the environmental criteria relevant to a particular issuer or guarantor. If BlackRock were to solely rely on this data, the Fund may invest in issuers or guarantors who may not meet the environmental criteria for investment. Investing on the basis of environmental criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by any vendors of BlackRock or any judgment exercised by BlackRock will reflect the beliefs or values of any particular investor.

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Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

∎
Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

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∎
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

∎
Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

∎
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. Because the Fund invests in short-term instruments these events have caused some instruments to have declining yields, which may impair the results of the Fund if these conditions persisted. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

∎
Mortgage- and Asset-Backed Securities Risks — Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.
Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by

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Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.
The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

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Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

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Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

∎
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

∎
U.S. Government Obligations Risk — Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

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Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

∎
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Fund
The Fund may also be subject to certain other non‑principal risks associated with its investments and investment strategies, including:

∎
Borrowing Risk — Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

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Cyber Security Risk — Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems

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seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

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Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

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Illiquid Investments Risk — The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

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Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including exchange-traded funds (“ETFs”), are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

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Large Shareholder and Large-Scale Redemption Risk — Certain shareholders, including a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. These redemptions may force the Fund to sell portfolio securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Fund. In addition, large redemptions can result in the Fund’s current expenses being allocated over a smaller asset base, which generally could result in an increase in the Fund’s expense ratio.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.
Tax‑Exempt Status Risk — In making investments, the Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax‑exempt status of interest on municipal obligations and payments under tax‑exempt derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are

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ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax‑exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Fund’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

∎
Restricted Securities Risk — Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell such securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, the Fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Fund.

∎
Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.

∎
Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

∎
Valuation Risk — The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

16

Account Information

Details About the Share Class

The Fund currently offers multiple share classes (Great Pacific Shares in this prospectus), each with its own expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio of the Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Only certain investors are eligible to buy Great Pacific Shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) can help you determine whether you are eligible to buy Great Pacific Shares.
The Fund’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BlackRock.
The table below summarizes key features of Great Pacific Shares of the Fund.

Great Pacific Shares at a Glance
Availability	Available only to clients of Great Pacific Securities and its affiliates (collectively, “Great Pacific Clients”)
Minimum Investment	$2 million minimum initial investment. There is no minimum investment amount for additional purchases.
Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No.
Conversion to Institutional Shares?	If you are no longer a client of Great Pacific Securities, you are not eligible to hold Great Pacific Shares and any Great Pacific Shares you hold will be converted to Institutional Shares of the Fund.
Distribution and Service (12b‑1) Fees?	No.
Redemption Fees?	The Fund may impose a liquidity fee under certain limited circumstances. See “Liquidity Fees and Redemption Gates” below.
Great Pacific Shares are not subject to any sales charge. Only certain investors are eligible to buy Great Pacific Shares. Your Financial Intermediary can help you determine whether you are eligible to buy Great Pacific Shares. The Fund may permit a lower initial investment for certain investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum investment requirement. Certain Financial Intermediaries may also impose additional minimum investment requirements.
Shares of the Fund are available in other share classes that have different fees and expenses.
The Fund reserves the right to modify or waive the above-stated policies at any time.
Distribution and Shareholder Servicing Payments

Other Payments by the Fund
In addition to fees that the Fund pays to its transfer agent, BNY Mellon Investment Servicing (US), Inc. (the “Transfer Agent”), BlackRock, on behalf of the Fund, may enter into non‑12b‑1‑Plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub‑transfer agency, sub‑accounting and/or shareholder services. These non‑12b‑1 Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub‑transfer agency, sub‑accounting and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage

17

of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you.
Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.
How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through your Financial Intermediary. You may also buy, sell and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling or transferring shares through BlackRock, call (800) 441‑7450. Because the selection of a mutual fund involves many considerations, your Financial Intermediary may help you with this decision.
With certain limited exceptions, the Fund is generally available only to investors residing in the United States and may not be distributed by a foreign Financial Intermediary. Under this policy, in order to accept new accounts or additional investments into existing accounts, the Fund generally requires that (i) a shareholder that is a natural person be a U.S. citizen or resident alien, in each case residing within the United States or a U.S. territory (including APO/FPO/DPO addresses), and have a valid U.S. taxpayer identification number, and (ii) a Financial Intermediary or a shareholder that is an entity be domiciled in the United States and have a valid U.S. taxpayer identification number or be domiciled in a U.S. territory and have a valid U.S. taxpayer identification number or IRS Form W‑8. Any existing account that is updated to reflect a non‑U.S. address will also be restricted from making additional investments.
The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, the Fund may waive certain requirements regarding the purchase, sale or transfer of shares described below.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.
Shares are only available for purchase by clients of Great Pacific Securities and its affiliates. If you are no longer a client of Great Pacific Securities you are not eligible to hold Great Pacific Shares and any Great Pacific Shares you hold will be converted to Institutional Shares of the Fund, which are not offered in this prospectus.
To open an account with the Fund, contact Great Pacific Securities by telephone at 714‑619‑3015 or by e‑mail at gpshares@greatpac.com.

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	Determine the amount of your investment	Refer to the minimum initial investment in the “Details About the Share Class” table of this prospectus.
Have your Financial Intermediary submit your purchase order
Purchase orders received by the Fund’s transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), before 3:00 p.m. (Eastern time) on each business day will be priced based on the next NAV calculated on that day, and if you send your payment by Federal funds or other immediately available funds no later than the close of the federal funds wire (normally 6:45 p.m. (Eastern time)) you will receive that day’s dividends. Certain Financial Intermediaries, however, may require submission of orders prior to that time. Purchase orders placed after 2:55 p.m. (Eastern time) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

NAV is calculated separately for each class of shares of the Fund as of 3:00 p.m. (Eastern time), each business day. Shares will be priced on days that both the New York Stock Exchange (the “NYSE”) and the Federal Reserve Bank of Philadelphia are open (each such day, a “business day”). The Fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the NYSE is closed due to an emergency. Both the NYSE and the Federal Reserve Bank of Philadelphia are closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Currently, the only

18

How to Buy Shares (continued)

	Your Choices	Important Information for You to Know
Initial Purchase (continued)	Have your Financial Intermediary submit your purchase order (continued)

scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veteran’s Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday.

Purchase orders placed after 3:00 p.m. (Eastern time) will be priced at the NAV determined on the next business day.

A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown in the Fund’s “Fees and Expenses” table.

The Fund may reject any order to buy shares and may suspend the sale of shares at any time, including when a redemption gate is in place (see “Account Information — Liquidity Fees and Redemption Gates” below). Certain Financial Intermediaries may charge a processing fee to confirm a purchase.

Add to Your Investment	Purchase additional shares	There is no minimum investment amount for additional purchases.
	Have your Financial Intermediary submit your purchase order for additional shares	To purchase additional shares you may contact your Financial Intermediary. For more details on purchasing by Internet see below.
Or contact BlackRock (for accounts held directly with BlackRock)
Purchase by Internet: Purchase orders may be placed through the Fund’s internet-based order entry program.

Certain clients’ purchase orders placed prior to the close of business will be priced at the NAV determined that day. Purchase orders placed after 2:55 p.m. (Eastern time) will not be transmitted by the Fund’s internet-based order entry program. Account holders trading on the Fund’s internet-based order entry program may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason. Limits on amounts that may be purchased via Internet may vary. Please contact BlackRock or Great Pacific Securities for more information.

Purchase by Telephone: Call (800) 441‑7450 and speak with one of our representatives. The Fund has the right to reject any telephone request for any reason.

	Acquire additional shares by reinvesting dividends and capital gains	All dividends and capital gains distributions are automatically reinvested in shares of the Fund at net asset value. To make any changes to your dividend and/or capital gains distributions options, please call (800) 441‑7450, or contact your Financial Intermediary (if your account is not held directly with BlackRock).
How to Pay for Shares	Making payment for purchases	Payment for an order must be made in Federal funds or other immediately available funds by the close of the federal funds wire (normally 6:45 p.m. (Eastern time)). If payment is not received by this time, the order will be canceled and you will be responsible for any loss to the Fund. You may also wire Federal funds to the Transfer Agent to purchase shares, but you must call (800) 441‑7450 before doing so to confirm the wiring instructions.

How to Sell Shares

	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares	Have your Financial Intermediary submit your sales order
You can make redemption requests through your Financial Intermediary. Shareholders should indicate that they are redeeming Great Pacific Shares. The price of your shares is based on the next calculation of the Fund’s NAV after your order is placed. For your redemption request to be priced at the NAV on the day of your request, you must submit your request to your Financial Intermediary prior to that day’s close of business (generally, 3:00 p.m. Eastern time). Certain Financial

19

How to Sell Shares (continued)

	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Have your Financial Intermediary submit your sales order (continued)

Intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the NAV at the close of business on the next business day. Financial Intermediaries may charge a fee to process a redemption of shares. Shareholders should indicate which class of shares they are redeeming. The Fund may reject an order to sell shares under certain circumstances. Redemption orders placed after 2:55 p.m. (Eastern time) will not be transmitted by the Fund’s internet-based order entry program.

Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

Selling shares held directly with BlackRock
Methods of Redeeming
Redeem by Telephone: Certain redemption requests may require written instructions with a medallion signature guarantee. Call (800) 441‑7450 for details. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find alternative redemption methods below.

Redeem by Internet: You may redeem in your account through the Fund’s internet-based order entry program. Proceeds from internet redemptions may be sent via wire to the bank account of record. Redemption orders placed after 2:55 p.m. (Eastern time) on the Fund’s internet-based order entry program will not be transmitted by the program. Account holders trading in the Fund’s internet-based order entry program may transmit their trades during the next time window internet-based trading resumes. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

Payment of Redemption Proceeds
Redemption proceeds may be paid by wire transfer.

Payment by Wire Transfer: Proceeds for redeemed shares for which a redemption order is received before 3:00 p.m. (Eastern time) on a business day are normally paid in Federal funds wired to the redeeming shareholder on the same business day, provided that the Fund’s custodian is also open for business. Proceeds for redemption orders received on a day when the Fund’s custodian is closed are normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. You are responsible for any additional charges imposed by your bank for this service. No charge for wiring redemption payments with respect to Great Pacific Shares is imposed by the Fund.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is

20

How to Sell Shares (continued)

	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)

necessary to send a written request to the Fund at the address on the back cover of this prospectus.

* * *

If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days. Please see “Account Information — Liquidity Fees and Redemption Gates” for more information.

Under normal and stressed market conditions, the Fund typically expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate additional cash.

How to Transfer Your Account

	Your Choices	Important Information for You to Know

Transfer Shares to Another Financial Intermediary	Transfer to a participating Financial Intermediary
You may transfer your Great Pacific Shares of the Fund only to another Financial Intermediary that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.

If your account is held directly with BlackRock, you may call (800) 441‑7450 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of your Great Pacific Shares.

Transfer to a non‑participating Financial Intermediary
You must either:
•  Transfer your Great Pacific Shares to an account with the Fund; or
•  Sell your shares, paying any applicable fees or deferred sales charge.

If your account is held directly with BlackRock, you may call (800) 441‑7450 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of your Great Pacific Shares.

Fund’s Rights

The Fund may:

∎	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act;

∎
Postpone the date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;

∎	Redeem shares for property other than cash as may be permitted under the Investment Company Act; and

∎	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.
Suspension of Redemptions Upon Liquidation. If the Board, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act, determines that the Fund has invested, at the end of a business day, less than 10% of its total assets in weekly liquid assets, then the Board, subject to certain conditions, may, where the Board has determined to liquidate the Fund irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.
Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (the “Fund Minimum”), and may redeem the shares in your account if the NAV of those shares in your account falls below $500 for any reason, including market fluctuation.

21

You will be notified that the value of your account is less than the Fund Minimum before the Fund makes any involuntary redemption. This notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $500 before the Fund makes an involuntary redemption. This involuntary redemption will not charge any deferred sales charge, and may not apply to accounts of certain employer-sponsored retirement plans (not including IRAs), qualified state tuition plan (529 Plan) accounts, and select fee‑based programs at your Financial Intermediary.
Liquidity Fees and Redemption Gates

Under Rule 2a‑7, the Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period, in the event that the Fund’s weekly liquid assets fall below the following thresholds:

∎
30% weekly liquid assets — If the weekly liquid assets of the Fund fall below 30% of the Fund’s total assets, and the Board determines it is in the best interests of the Fund, the Board may impose at any time, and as early as the same day, a liquidity fee of up to 2% of the amount redeemed, or a redemption gate that temporarily suspends the right of redemption.

∎
10% weekly liquid assets — If the weekly liquid assets of the Fund fall below 10% of the Fund’s total assets as of the end of a business day, the Board will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once the Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.
If the Board imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of the Fund. The Fund may not accept purchases during the period that a liquidity fee has been imposed.
If the Board imposes a redemption gate, the Fund will not accept purchase or redemption orders until the Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to the Fund or your Financial Intermediary. If a purchase or redemption order is received after the applicable deadline of the Fund, but prior to the imposition of a liquidity fee or a redemption gate, such order will be cancelled without further notice.
If the Board imposes a liquidity fee or a redemption gate, the Fund will not accept exchange orders into or out of the Fund until the Fund has notified shareholders that the liquidity fee or redemption gate has been lifted.
Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to the Fund’s authorized agent before the Board imposed a liquidity fee or suspended redemptions.
The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. The Board expects that a liquidity fee or redemption gate would typically be imposed only after the Fund has notified Financial Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (which may not be until the beginning of the next business day following the announcement that the Board has imposed the liquidity fee or redemption gate). However, the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of the Fund fall below 30% of the Fund’s total assets.
Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N‑CR and will be available on the website of the Fund (www.blackrock.com/cash). In addition, the Fund will make such announcements through a supplement to its registration statement and may further communicate such actions through other means.
Financial Intermediaries will be required promptly to take such actions reasonably requested by the Fund or its agent to implement, modify or remove, or to assist the Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Board.
Short-Term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has evaluated the risks of market timing activities by the Fund’s shareholders and has determined that due to (i) the nature of the Fund’s portfolio holdings, and (ii) the nature of the Fund’s shareholders, it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Fund by shareholders would result in a

22

negative impact to the Fund or its shareholders. As a result, the Board has not adopted policies and procedures to deter short-term trading in the Fund. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.
Master/Feeder Structure

The Fund may in the future determine to become a “feeder” fund that invests all of its assets in another open‑end investment company (a “master fund”) that has the same investment objective and strategies as the Fund. This structure is sometimes called a “master/feeder” structure. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. In a master/feeder structure, all investments will be made at the master level and the Fund’s investment results will correspond directly to the investment results of the underlying master in which it invests. A feeder fund may withdraw from its master fund at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage its assets directly.
A master fund may accept investments from other feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeder funds may offset each other and produce a lower net cash flow.
However, each feeder fund can set its own transaction minimums, fund specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund.
Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a fund that is a feeder fund over the operations of its master fund.

23

Management of the Fund

BlackRock

BlackRock, the Fund’s investment adviser, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Fund, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.
BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock International Limited (the “Sub‑Adviser”), a registered investment adviser organized in 1995, is an affiliate of BlackRock and acts as a sub‑adviser for the Fund. BlackRock and its affiliates had approximately $7.961 trillion in investment company and other portfolio assets under management as of September 30, 2022.
BlackRock serves as manager to the Fund pursuant to an investment advisory agreement (the “Management Agreement”), which provides that BlackRock is entitled to receive for the services it provides to the Fund a fee at the annual rate of 0.10% of the average daily net assets of the Fund computed daily and payable monthly. BlackRock is responsible for the day to day management of the Fund’s portfolio.
BlackRock has contractually agreed to cap Miscellaneous Other Expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any) of Great Pacific Shares of the Fund at the level shown below and in the Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve this expense cap, BlackRock has agreed to waive and/or reimburse fees or expenses if the Miscellaneous Other Expenses exceed a certain limit.
With respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous Other Expenses to the amount noted in the table below.

Contractual Cap[1] on Miscellaneous Other Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)

Great Pacific Shares	0.00%
1.   The contractual cap is in effect through June 30, 2033. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

2.   As a percentage of average daily net assets.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this voluntary waiver and/or reimbursement at any time without notice.
For the fiscal year ended July 31, 2022, the Fund paid BlackRock aggregate management fees, net of any applicable waivers, equal to 0.05% of the Fund’s average daily net assets.
BlackRock has entered into a sub‑advisory agreement with the Sub‑Adviser. Under the sub‑advisory agreement, BlackRock pays the Sub‑Adviser for services it provides for that portion of the Fund for which it acts as sub‑adviser a fee equal to a percentage of the management fee paid to BlackRock under the Management Agreement.
A discussion of the basis for the Board’s approval of the Management Agreement with respect to the Fund is included in the Fund’s annual shareholder report for the fiscal year ended July 31, 2022. A discussion of the basis for the Board’s approval of the sub‑advisory agreement with the Sub‑Adviser is included in the Fund’s annual shareholder report for the fiscal year ending July 31, 2022.

24

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.
BlackRock or its affiliates will use at least 5% of BlackRock’s net revenue from its management fee from the Fund to purchase and then retire carbon credits either directly or through a third-party organization. These purchases will be made at least annually, with BlackRock maintaining the option to increase, decrease or terminate these purchases in its sole discretion at any time.
Additionally, BlackRock may at its discretion enter into a license agreement (a “License Agreement”) with one or more charitable organizations that is tax‑exempt under 501(c)(3) of the Internal Revenue Code of 1986 from time to time. Pursuant to the relevant License Agreement, the charitable organization would grant BlackRock a license permitting BlackRock to use the charitable organization’s name and logo. BlackRock will pay a license fee to each such charitable organization for such use.
No charitable organization will provide any investment advisory services to BlackRock or the Fund or participate in, or have any influence on, the day‑to‑day operations of, the Fund.
Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders.
BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. BlackRock or one or more Affiliates act or may act as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest. The Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as structured notes) by entities for which an Affiliate provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, or distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. BlackRock or one or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. This may include transactions in securities issued by other open‑end and closed‑end investment companies (which may include investment companies that are affiliated with the Fund and BlackRock, to the extent permitted under the Investment Company Act). The trading activities of BlackRock and these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in BlackRock or an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Fund.
Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by BlackRock or an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BlackRock or an Affiliate or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BlackRock or its Affiliates may adversely impact the Fund. Transactions by one or more clients or BlackRock or its Affiliates or their directors, officers or employees, may have the effect of diluting or

25

otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to BlackRock or one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Trust, on behalf of the Fund, has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the securities lending agent will receive a fee from the Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.
The activities of BlackRock and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.
Valuation of Fund Investments

When you buy shares, you pay the NAV. This is the offering price. Shares are also redeemed at their NAV, minus any applicable deferred sales charge or redemption fee. The NAV used in determining your share price is the next one calculated after your purchase or redemption order is received. The NAV of each class of shares normally is determined once daily on each business day, generally as of 3:00 p.m., Eastern time, based on prices at such time. The NAV of shares is calculated by dividing the value of the net assets of each class of shares (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the class, generally rounded to the fourth decimal place.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to BlackRock’s valuation policies and procedures. BlackRock has been designated by the Board as the valuation designee for the Fund pursuant to Rule 2a-5 under the Investment Company Act.
Shares of underlying open‑end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed‑end funds or other ETFs are valued at their most recent closing price.
The Fund values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with BlackRock’s valuation policies and procedures. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless BlackRock determines in good faith that such method does not represent fair value.
Generally, trading in non‑U.S. securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the Fund’s close of business. The values of such securities used in computing the NAV of the Fund’s shares are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, BlackRock will fair value the Fund’s investments in accordance with its policies and procedures. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of, the Fund.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s‑length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used.
Dividends, Distributions and Taxes

Distributions of net investment income derived by the Fund, if any, are declared daily and paid at least monthly and net realized capital gains, if any, will be distributed at least annually. Dividends will be reinvested automatically in the form

26

of additional shares of the same class of the Fund at NAV, unless you instruct the Transfer Agent in writing to pay them in cash. Dividends that are declared but unpaid will remain in the gross assets of the Fund and will, therefore, continue to earn income for the Fund’s shareholders. Shareholders redeeming their shares will receive all dividends declared through the date immediately preceding the date of redemption. The Fund anticipates that a significant amount of the distributions may be taxed as ordinary income, although the Fund may distribute capital gains as well. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.
You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, except as discussed below you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Fund distributions derived from qualified dividend income, which consists of dividends received from U.S. corporations and qualifying foreign corporations, and from long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for individuals, depending on whether their income exceeds certain threshold amounts, which are adjusted annually for inflation.
Because the Fund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so‑called “wash sale” rules, any loss realized by a shareholder on a redemption of Fund shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the Fund within 30 days before or after such a redemption.
The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a‑7 of the Investment Company Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund (whether or not it has a floating NAV) may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately. Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.
If the Fund imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.
Any such liquidity fee will constitute an asset of the Fund and will serve to benefit non‑redeeming shareholders. However, the Fund does not intend to distribute such fees to non‑redeeming shareholders. Such fees may, however, raise the Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
Your dividends and redemption proceeds will be subject to backup withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
This section summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

27

Financial Highlights

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the period shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	BlackRock Liquid Environmentally Aware Fund
	Great Pacific Shares
	Period from 05/02/22(a) to 07/31/22
(For a share outstanding throughout each period)
Net asset value, beginning of period	$0.9996
Net investment income(b)	0.0026
Net realized and unrealized gain	0.0000	(c)
Net increase from investment operations	0.0026
Distributions from net investment income(d)	(0.0026)
Net asset value, end of period	$0.9996
Total Return(e)
Based on net asset value	0.26	%(f)
Ratios to Average Net Assets
Total expenses	0.27	%(g)
Total expenses after fees waived and/or reimbursed	0.20	%(g)
Net investment income	1.06	%(g)
Supplemental Data
Net assets, end of period (000)	$50
(a)  Commencement of operations.
(b)  Based on average shares outstanding.
(c)   Amount is less than $0.00005 per share.
(d)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)  Where applicable, assumes the reinvestment of distributions.
(f)   Aggregate total return.
(g)   Annualized.

28

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website.
Delivery of Shareholder Documents
The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441‑7450.
Certain Fund Policies

Anti-Money Laundering Requirements
The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non‑public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non‑public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
BlackRock does not sell or disclose to non‑affiliated third parties any non‑public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non‑affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non‑public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non‑public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Statement of Additional Information

If you would like further information about the Fund, including how it invests, please see the SAI.
For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

29

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Fund, please see the SAI.
Acquired Fund Fees and Expenses — the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies.
Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.
Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a‑7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating Financial Intermediaries, advertising and promotion.
Dollar-Weighted Average Life — the dollar-weighted average maturity of the Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.
Dollar-Weighted Average Maturity — the average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.
Eligible Securities — Applicable Eligible Securities include:

∎	securities with a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines present minimal credit risks to the Fund after considering certain factors;

∎	securities issued by other registered investment companies that are money market funds; or

∎	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.
Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the Fund sells securities and agrees to buy them back at a particular date and price).
Management Fee — a fee paid to BlackRock for managing the Fund.
Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.
Service Fees — fees used to compensate Financial Intermediaries for certain shareholder servicing activities.
Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a‑7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

30

For More Information

Fund and Service Providers

THE FUND
BlackRock FundsSM
BlackRock Liquid Environmentally Aware Fund
100 Bellevue Parkway
Wilmington, Delaware 19809
Written Correspondence:
P.O. Box 9889
Providence, Rhode Island 02940-8089
Overnight Mail:
4400 Computer Drive
Westborough, Massachusetts 01588
(800) 441‑7450
MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809
SUB‑ADVISER
BlackRock International Limited
Exchange Place One
1 Semple Street
Edinburgh, EH3 8JB
United Kingdom
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116
ACCOUNTING SERVICES PROVIDER
JPMorgan Chase Bank, N.A.
383 Madison Avenue, Floor 11
New York, New York 10179
DISTRIBUTOR
BlackRock Investments, LLC
40 East 52nd Street
New York, New York 10022
CUSTODIANS
JPMorgan Chase Bank, N.A.
383 Madison Avenue, Floor 11
New York, New York 10179
The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286
COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019

Additional Information

For more information:
This prospectus contains important information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports
These reports contain additional information about the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated November 28, 2022, has been filed with the Securities and Exchange Commission (“SEC”). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 441‑7450. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
BlackRock Investor Services
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), on any business day. Call: (800) 441‑7450.
Purchases and Redemptions
Call your Financial Intermediary or BlackRock Investor Services at (800) 441‑7450.
World Wide Web
General Fund information and specific Fund performance, including the SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence
BlackRock FundsSM
P.O. Box 9889
Providence, Rhode Island 02940
Overnight Mail
BlackRock FundsSM
4400 Computer Drive
Westborough, Massachusetts 01588
Internal Wholesalers/Broker Dealer Support
Available on any business day to support investment professionals. Call: (800) 882‑0052.
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882‑0052.
Securities and Exchange Commission
You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e‑mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
INVESTMENT COMPANY ACT FILE # 811‑05742

PRO-LEAF-GP-1122

STATEMENT OF ADDITIONAL INFORMATION

BlackRock FundsSM

BlackRock Liquid Environmentally Aware Fund

100 Bellevue Parkway, Wilmington, Delaware 19809 • Phone No. (800) 441-7762

This Statement of Additional Information of BlackRock Liquid Environmentally Aware Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is not a prospectus and should be read in conjunction with the Investor A Shares, Institutional Shares, Direct Shares, Mischler Financial Group Shares, Bancroft Capital Shares, Cabrera Capital Markets Shares, Penserra Shares and Great Pacific Shares Prospectuses of the Fund, dated November 28, 2022, as they may be amended or supplemented from time to time (the “Prospectus”), which have been filed with the Securities and Exchange Commission (the “Commission” or the “SEC”) and can be obtained, without charge, by calling (800) 441-7762 or by writing to the Fund at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and Part I of this Statement of Additional Information and the portions of Part II of this Statement of Additional Information that relate to the Fund have been incorporated by reference into the Fund’s Prospectus. The portions of Part II of this Statement of Additional Information that do not relate to the Fund do not form a part of the Fund’s Statement of Additional Information, have not been incorporated by reference into the Fund’s Prospectus and should not be relied upon by investors in the Fund. The audited financial statements of the Fund are incorporated into this Statement of Additional Information by reference to the Fund’s Annual Report to Shareholders for the fiscal year ended July 31, 2022 (the “Annual Report”). You may request a copy of the Annual Report at no charge by calling (800) 441-7762 between 8:00 a.m. and 6:00 p.m. Eastern time on any business day.

References to the Investment Company Act of 1940, as amended (the “Investment Company Act” or the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Commission, Commission staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no-action or other relief or permission from the Commission, Commission staff or other authority.

Class	Ticker Symbol
Investor A Shares	LEAXX
Institutional Shares	LEFXX
Direct Shares	LEDXX
Mischler Financial Group Shares	MFGXX
Bancroft Capital Shares	VSGXX
Cabrera Capital Markets Shares	CCLXX
Penserra Shares	PSLXX
Great Pacific Shares	GPEXX

BlackRock Advisors, LLC — Manager

BlackRock Investments, LLC — Distributor

The date of this Statement of Additional Information is November 28, 2022.

PART I: INFORMATION ABOUT BLACKROCK LIQUID ENVIRONMENTALLY AWARE FUND

Part I of this Statement of Additional Information (“SAI”) sets forth information about BlackRock Liquid Environmentally Aware Fund (“Liquid Environmentally Aware Fund” or the “Fund”), a series of BlackRock FundsSM (the “Trust”). It includes information about the Trust’s Board of Trustees (the “Board”), the advisory and management services provided to and the management fees applicable to the Fund and information about other fees applicable to and services provided to the Fund. This Part I of this SAI should be read in conjunction with the Fund’s Prospectus and those portions of Part II of this SAI that pertain to the Fund.

The Fund is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

I.	Investment Objective and Policies

Please see the section “Details About the Fund — How the Fund Invests” in the Fund’s Prospectuses for information about the Fund’s investment objective and policies.

The Fund’s manager is BlackRock Advisors, LLC (“BlackRock” or the “Manager”).

All securities acquired by the Fund will be determined at the time of purchase by BlackRock to be “Eligible Securities” as defined by the Commission. An “Eligible Security” is a security:

1. With a remaining maturity of 397 calendar days or less (with certain exceptions) that BlackRock determines presents minimal credit risks to the Fund after considering certain factors, which must include an analysis of the capacity of the security’s issuer or guarantor to meet its financial obligations, which analysis must include, to the extent appropriate, consideration of the following factors with respect to the security’s issuer or guarantor:

•	Financial condition;

•	Sources of liquidity;

•	Ability to react to future market-wide and issuer- or guarantor-specific events, including ability to repay debt in a highly adverse situation; and

•	Strength of the issuer’s or guarantor’s industry within the economy and relative to economic trends, and issuer’s or guarantor’s competitive position within its industry;

2. That is issued by a registered investment company that is a money market fund; or

3. That issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

* * *

Set forth below is a listing of some of the types of investments and investment strategies that the Fund may use, and the risks and considerations associated with those investments and investment strategies. Please see Part II of this SAI for further information on these investments and investment strategies. Information contained in Part II about the risks and considerations associated with investments and/or investment strategies applies only to the extent the Fund makes each type of investment or uses each investment strategy. Information that does not apply to the Fund does not form a part of the Fund’s SAI and should not be relied on by investors in the Fund.

Only information that is clearly identified as applicable to the Fund is considered to form a part of the Fund’s SAI.

BlackRock Liquid Environmentally Aware Fund
Bank Money Instruments	X
Commercial Paper and Other Short Term Obligations	X
Cyber Security Issues	X
Environmental, Social and Governance (“ESG”) Integration	X
Foreign Bank Money Instruments	X
Foreign Short Term Debt Instruments	X
Forward Commitments	X
Illiquid Investments	X
Inflation Risk	X
Interfund Lending Program	X
Borrowing, to the extent permitted by the Fund’s investment policies and restrictions	X
Lending, to the extent permitted by the Fund’s investment policies and restrictions	X
Investment in Other Investment Companies	X
LIBOR Risk	X
Municipal Investments	X
Municipal Securities	X
Municipal Securities — Derivative Products	X
Municipal Notes	X
Municipal Commercial Paper	X
Municipal Lease Obligations	X
Municipal Securities — Short-Term Maturity Standards	X
Municipal Securities — Quality Standards	X
Municipal Securities — Other Factors	X
Variable Rate Demand Obligations (“VRDOs”)	X
Purchase of Securities with Fixed Price “Puts”	X
Recent Market Events	X
Repurchase Agreements and Purchase and Sale Contracts	X
Reverse Repurchase Agreements	X
Rule 2a-7 Requirements	X
Securities Lending	X
Structured Notes
Taxable Money Market Securities	X
U.S. Government Obligations	X
Variable and Floating Rate Instruments	X
When-Issued Securities and Delayed Delivery Securities and Forward Commitments	X

Regulation Regarding Derivatives. The Commodity Futures Trading Commission (“CFTC”) subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or (ii) markets itself as providing investment exposure to such instruments. To the extent the Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, BlackRock has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. BlackRock is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Fund.

II.	Investment Restrictions

The Fund has adopted restrictions and policies relating to the investment of the Fund’s assets and its activities. Certain of the restrictions are fundamental policies of the Fund and may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

Under these fundamental investment restrictions, the Fund may not:

1. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act.

2. Borrow money, except as permitted under the Investment Company Act.

3. Issue senior securities to the extent such issuance would violate the Investment Company Act.

4. Purchase or hold real estate, except the Fund may purchase and hold securities or other instruments that are secured by, or linked to, real estate or interests therein, securities of real estate investment trusts, mortgage-related securities and securities of issuers engaged in the real estate business, and the Fund may purchase and hold real estate as a result of the ownership of securities or other instruments.

5. Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting or as otherwise permitted by applicable law.

6. Purchase or sell commodities or commodity contracts, except as permitted by the Investment Company Act.

7. Make loans to the extent prohibited by the Investment Company Act.

8. Make any investment inconsistent with the Fund’s classification as a diversified company under the Investment Company Act.

Notations Regarding the Fund’s Fundamental Investment Restrictions

The following notations are not considered to be part of the Fund’s fundamental investment restrictions and are subject to change without shareholder approval.

With respect to the fundamental policy relating to concentration set forth in (1) above, the Investment Company Act does not define what constitutes “concentration” in an industry. The Commission staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (1) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. Government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Fund’s industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.

With respect to the fundamental policy relating to borrowing money set forth in (2) above, the Investment Company Act permits the Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes. (The Fund’s total assets include the amounts being borrowed.) In addition, the Fund has received an exemptive order from the SEC permitting it to borrow through the Interfund Lending Program (discussed below), subject to the conditions of the exemptive order. To limit the risks attendant to borrowing, the Investment Company Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. The policy in (2) above will be interpreted to permit the Fund to engage in trading practices and investments that may be considered to be borrowing or to involve leverage to the extent permitted by the Investment Company Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

With respect to the fundamental policy relating to underwriting set forth in (5) above, the Investment Company Act does not prohibit the Fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the Investment Company Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the Securities Act of 1933, as amended (the “Securities Act”). Although it is not believed that the application of the Securities Act provisions described above would cause a fund to be engaged in the business of underwriting, the policy in (5) above will be interpreted not to prevent a fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act or is otherwise engaged in the underwriting business to the extent permitted by applicable law.

With respect to the fundamental policy relating to lending set forth in (7) above, the Investment Company Act does not prohibit the fund from making loans (including lending its securities); however, Commission staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans.

The Fund is currently classified as a diversified fund under the Investment Company Act. Pursuant to Rule 2a-7 under the Investment Company Act, a money market fund that satisfies the applicable diversification requirements of Rule 2a-7 shall be deemed to have satisfied the diversification requirements of the Investment Company Act and the rules adopted thereunder. Pursuant to Rule 2a-7 under the Investment Company Act, the Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations and repurchase agreements collateralized by such securities) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time. Additionally, pursuant to Rule 2a-7, the Fund will generally not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the institutional that issued the demand feature or guarantee. Under the Investment Company Act, the Fund cannot change its classification from diversified to non-diversified without shareholder approval (including class approval by preferred shareholders, if any).

Under its non-fundamental investment restrictions, which may be changed by the Board without shareholder approval, the Fund may not:

a. Purchase securities of other investment companies, except to the extent permitted by the Investment Company Act. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

b. Make short sales of securities or maintain a short position, except to the extent permitted by the Fund’s Prospectus and SAI, as amended from time to time, and applicable law.

Unless otherwise indicated, all limitations under the Fund’s fundamental or non-fundamental investment restrictions apply only at the time that a transaction is undertaken. Any change in the percentage of the Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment until BlackRock determines that it is practicable to sell or close out the investment without undue market or tax consequences.

III.	Information on Trustees and Officers

The Board consists of thirteen individuals (each, a “Trustee”), eleven of whom are not “interested persons” of the Trust as defined in the Investment Company Act (the “Independent Trustees”). The registered investment companies advised by the Manager or its affiliates (the “BlackRock-advised Funds”) are organized into the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex (each, a “BlackRock Fund Complex”). The Trust is included in the BlackRock Fund Complex referred to as the BlackRock Multi-Asset Complex. The Trustees also oversee as board members the operations of the other open-end registered investment companies included in the BlackRock Multi-Asset Complex.

The Board has overall responsibility for the oversight of the Trust and the Fund. The Chair of the Board is an Independent Trustee, and the Chair of each Board committee (each, a “Committee”) is an Independent Trustee. The Board has five standing Committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee. The role of the Chair of the Board is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys and other Trustees generally between meetings. The Chair of each Committee performs a similar role with respect to the Committee. The Chair of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or the Committee from time to time. The Independent Trustees meet regularly outside the presence of Fund management, in executive session or with other service providers to the Fund. The Board has regular meetings five times a year, and may hold special meetings if required before its next regular meeting. Each Committee meets regularly to conduct the oversight functions delegated to that Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.

The Board has engaged the Manager to manage the Fund on a day-to-day basis. The Board is responsible for overseeing the Manager, other service providers, the operations of the Fund and associated risks in accordance with the provisions of the Investment Company Act, state law, other applicable laws, the Trust’s charter, and the Fund’s investment objective and strategies. The Board reviews, on an ongoing basis, the Fund’s performance, operations and investment strategies and techniques. The Board also conducts reviews of the Manager and its role in running the operations of the Fund.

Day-to-day risk management with respect to the Fund is the responsibility of the Manager or of sub-advisers or other service providers (depending on the nature of the risk), subject to the supervision of the Manager. The Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by the Manager and the sub-advisers or other service providers, as applicable, it is not possible to eliminate all of the risks applicable to the Fund. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. The Board, directly or through a Committee, also reviews reports from, among others, management, the independent registered public accounting firm for the Fund, sub-advisers and internal auditors for the investment adviser or its affiliates, as appropriate, regarding risks faced by the Fund and management’s or the service provider’s risk functions. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Fund’s activities and associated risks. The Board has appointed a Chief Compliance Officer, who oversees the implementation and testing of the Trust’s compliance program and reports to the Board regarding compliance matters for the Fund and its service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

Audit Committee. The members of the Audit Committee (the “Audit Committee”) are Henry R. Keizer (Chair), Neil A. Cotty and Kenneth L. Urish, all of whom are Independent Trustees. The principal responsibilities of the Audit Committee are to approve, and recommend to the full Board for approval, the selection, retention, termination and compensation of the Fund’s independent registered public accounting firm (the “Independent Registered Public Accounting Firm”) and to oversee the Independent Registered Public Accounting Firm’s work. The Audit Committee’s responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the Independent Registered Public Accounting Firm; (2) approve all audit engagement terms and fees for the Fund; (3) review the conduct and results of each independent audit of the Fund’s annual financial statements; (4) review any issues raised by the Independent Registered Public Accounting Firm or Fund management regarding the accounting or financial reporting policies and practices of the Fund and the internal controls of the Fund and certain service providers; (5) oversee the performance of the Fund’s Independent Registered Public Accounting Firm; (6) review and discuss with management and the Fund’s Independent Registered Public Accounting Firm the performance and findings of the Fund’s internal auditors; (7) discuss with Fund management its policies regarding risk assessment and risk management as such matters relate to the Fund’s financial reporting and controls; (8) resolve any disagreements between Fund management and the Independent Registered Public Accounting Firm regarding financial reporting; and (9) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Audit Committee. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended July 31, 2022, the Audit Committee met four times.

Governance and Nominating Committee. The members of the Governance and Nominating Committee (the “Governance Committee”) are Cynthia A. Montgomery (Chair), Susan J. Carter, Collette Chilton and Joseph P. Platt, all of whom are Independent Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as Independent Trustees of the Trust and recommend Independent Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding Independent Trustee compensation; (5) monitor corporate governance matters and develop appropriate recommendations to the Board; (6) act as the administrative committee with respect to Board policies and procedures, committee policies and procedures (other than the Audit Committee) and codes of ethics as they relate to Independent Trustees; and (7) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Governance Committee.

The Governance Committee may consider nominations for the office of Trustee made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee. During the fiscal year ended July 31, 2022, the Governance Committee met four times.

Compliance Committee. The members of the Compliance Committee (the “Compliance Committee”) are Lena G. Goldberg (Chair), Joseph P. Platt, Kenneth L. Urish and Claire A. Walton, all of whom are Independent Trustees. The Compliance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Trust, the fund-related activities of BlackRock and any sub-adviser and the Trust’s third-party service providers. The Compliance Committee’s responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Trust and its service providers and recommend changes or additions to such policies and procedures; (2) review information on and, where appropriate, recommend policies concerning the Trust’s compliance with applicable law; (3) review reports from, oversee the annual performance review of, and make certain recommendations and determinations regarding the Trust’s Chief Compliance Officer (the “CCO”), including determining the amount and structure of the CCO’s compensation and recommending such amount and structure to the full Board for approval and ratification; and (4) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Compliance Committee. The Board has adopted a written charter for the Compliance Committee. During the fiscal year ended July 31, 2022, the Compliance Committee met four times.

Performance Oversight Committee. The members of the Performance Oversight Committee (the “Performance Oversight Committee”) are Donald C. Opatrny (Chair), Susan J. Carter, Collette Chilton, Neil A. Cotty and Claire A. Walton, all of whom are Independent Trustees. The Performance Oversight Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee the Fund’s investment performance relative to its agreed-upon performance objectives and to assist the Independent Trustees in their consideration of investment advisory agreements. The Performance Oversight Committee’s responsibilities include, without limitation, to (1) review information on, and make recommendations to the full Board in respect of, the Fund’s investment objective, policies and practices; (2) review information on the Fund’s investment performance; (3) review information on appropriate benchmarks and competitive universes and unusual or exceptional investment matters; (4) review personnel and other resources devoted to management of the Fund and evaluate the nature and quality of information furnished to the Performance Oversight Committee; (5) recommend any required action regarding changes in fundamental and non-fundamental investment policies and restrictions, fund mergers or liquidations; (6) request and review information on the nature, extent and quality of services provided to the shareholders; (7) make recommendations to the Board concerning the approval or renewal of investment advisory agreements; and (8) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Performance Oversight Committee. The Board has adopted a written charter for the Performance Oversight Committee. During the fiscal year ended July 31, 2022, the Performance Oversight Committee met four times.

Ad Hoc Topics Committee. The members of the Ad Hoc Topics Committee (the “Ad Hoc Topics Committee”) are Mark Stalnecker (Chair) and Lena G. Goldberg, both of whom are Independent Trustees, and John M. Perlowski, who serves as an interested Trustee. The principal responsibilities of the Ad Hoc Topics Committee are to (1) act on routine matters between meetings of the Board; (2) act on such matters as may require urgent action between meetings of the Board; and (3) exercise such other authority as may from time to time be delegated to the Ad Hoc Topics Committee by the Board. The Board has adopted a written charter for the Ad Hoc Topics Committee. During the fiscal year ended July 31, 2022, the Ad Hoc Topics Committee did not meet.

The Governance Committee has adopted a statement of policy that describes the experience, qualifications, skills and attributes that are necessary and desirable for potential Independent Trustee candidates (the “Statement of Policy”). The Board believes that each Independent Trustee satisfied, at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. Furthermore, in determining that a particular Independent Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Independent Trustees have balanced and diverse experience, skills, attributes and qualifications, which allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders. Among the attributes common to all Independent Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Fund’s investment adviser, sub-advisers, other service providers, counsel and the Independent Registered Public Accounting Firm, and to exercise effective business judgment in the performance of their duties as Trustees.

Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the Trust and the other funds in the BlackRock Fund Complexes (and any predecessor funds), other investment funds, public companies, non-profit entities or other organizations; ongoing commitment to and participation in Board and Committee meetings, as well as his or her leadership of standing and ad hoc committees throughout the years; or other relevant life experiences.

The table below discusses some of the experiences, qualifications and skills of each of the Trustees that support the conclusion that each Trustee should serve on the Board.

Trustees	Experience, Qualifications and Skills

Independent Trustees

Susan J. Carter	Susan J. Carter has over 35 years of experience in investment management. She has served as President & Chief Executive Officer of Commonfund Capital, Inc. (“CCI”), a registered investment adviser focused on non-profit investors, from 1997 to 2013, Chief Executive Officer of CCI from 2013 to 2014 and Senior Advisor to CCI in 2015. Ms. Carter also served as trustee to the Pacific Pension Institute from 2014 to 2018. She currently serves as trustee to the Financial Accounting Foundation, Advisory Board Member for the Center for Private Equity and Entrepreneurship at Tuck School of Business, Board Member for Girls Who Invest, Advisory Board Member for Bridges Fund Management and Practitioner Advisory Board Member for Private Capital Research Institute (“PCRI”). These positions have provided her with insight and perspective on the markets and the economy.

Collette Chilton	Collette Chilton has over 20 years of experience in investment management. She has held the position of Chief Investment Officer of Williams College since October 2006. Prior to that she was President and Chief Investment Officer of Lucent Asset Management Corporation, where she oversaw approximately $40 billion in pension and retirement savings assets for the company. These positions have provided her with insight and perspective on the markets and the economy.

Neil A. Cotty	Neil A. Cotty has more than 30 years of experience in the financial services industry, including 19 years at Bank of America Corporation and its affiliates, where he served, at different times, as the Chief Financial Officer of various businesses including Investment Banking, Global Markets, Wealth Management and Consumer and also served ten years as the Chief Accounting Officer for Bank of America Corporation. Mr. Cotty has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable Commission rules.

Lena G. Goldberg	Lena G. Goldberg has more than 20 years of business and oversight experience, most recently through her service as a senior lecturer at Harvard Business School. Prior thereto, she held legal and management positions at FMR LLC/Fidelity Investments as well as positions on the boards of various Fidelity subsidiaries over a 12-year period. She has additional corporate governance experience as a member of board and advisory committees for privately held corporations and non-profit organizations. Ms. Goldberg also has more than 17 years of legal experience as an attorney in private practice, including as a partner in a law firm.

Henry R. Keizer	Henry R. Keizer brings over 40 years of executive, financial, operational, strategic and global expertise gained through his 35 year career at KPMG, a global professional services organization and by his service as a director to both publicly and privately held organizations. He has extensive experience with issues facing complex, global companies and expertise in financial reporting, accounting, auditing, risk management, and regulatory affairs for such companies. Mr. Keizer’s experience also includes service as an audit committee chair to both publicly and privately held organizations across numerous industries including professional services, property and casualty reinsurance, insurance, diversified financial services, banking, direct to consumer, business to business and technology. Mr. Keizer is a certified public accountant and also served on the board of the American Institute of Certified Public Accountants. Mr. Keizer has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable Commission rules.

Cynthia A. Montgomery	Cynthia A. Montgomery has served for over 20 years on the boards of registered investment companies, most recently as a member of the boards of certain BlackRock-advised Funds and predecessor funds, including the legacy Merrill Lynch Investment Managers, L.P. (“MLIM”) funds. The Board benefits from Ms. Montgomery’s more than 20 years of academic experience as a professor at Harvard Business School where she taught courses on corporate strategy and corporate governance. Ms. Montgomery also has business management and corporate governance experience through her service on the corporate boards of a variety of public companies. She has also authored numerous articles and books on these topics.

Trustees	Experience, Qualifications and Skills

Donald C. Opatrny	Donald C. Opatrny has more than 40 years of business, oversight and executive experience, including through his service as president, director and investment committee chair for academic and not-for-profit organizations, and his experience as a partner, managing director and advisory director at Goldman Sachs for 32 years. He also has investment management experience as a board member of Athena Capital Advisors LLC.

Joseph P. Platt	Joseph P. Platt has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of certain BlackRock-advised Funds and predecessor funds, including the legacy BlackRock funds. Mr. Platt currently serves as general partner at Thorn Partners, LP, a private investment company. Prior to his joining Thorn Partners, LP, he was an owner, director and executive vice president with Johnson and Higgins, an insurance broker and employee benefits consultant. He has over 25 years of experience in the areas of insurance, compensation and benefits. Mr. Platt also serves on the boards of public, private and non-profit companies.

Mark Stalnecker	Mark Stalnecker has gained a wealth of experience in investing and asset management from his over 13 years of service as the Chief Investment Officer of the University of Delaware as well as from his various positions with First Union Corporation, including Senior Vice President and State Investment Director of First Investment Advisors. The Board benefits from his experience and perspective as the Chief Investment Officer of a university endowment and from the oversight experience he gained from service on various private and non-profit boards.

Kenneth L. Urish	Kenneth L. Urish has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of certain BlackRock-advised Funds and predecessor funds, including the legacy BlackRock funds. He has over 30 years of experience in public accounting. Mr. Urish has served as a managing member of an accounting and consulting firm. Mr. Urish has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable Commission rules.

Claire A. Walton	Claire A. Walton has over 25 years of experience in investment management. She has served as the Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015, an investment manager that specialized in long/short non-U.S. equity investments, and has been an owner and General Partner of Neon Liberty Capital Management, LLC since 2003, a firm focusing on long/short equities in global emerging and frontier markets. These positions have provided her with insight and perspective on the markets and the economy.

Interested Trustees

Robert Fairbairn	Robert Fairbairn has more than 25 years of experience with BlackRock, Inc. and over 30 years of experience in finance and asset management. In particular, Mr. Fairbairn’s positions as Vice Chairman of BlackRock, Inc., Member of BlackRock’s Global Executive and Global Operating Committees and Co-Chair of BlackRock’s Human Capital Committee provide the Board with a wealth of practical business knowledge and leadership. In addition, Mr. Fairbairn has global investment management and oversight experience through his former positions as Global Head of BlackRock’s Retail and iShares® businesses, Head of BlackRock’s Global Client Group, Chairman of BlackRock’s international businesses and his previous oversight over BlackRock’s Strategic Partner Program and Strategic Product Management Group. Mr. Fairbairn also serves as a board member for the funds in the BlackRock Fixed-Income Complex.

John M. Perlowski	John M. Perlowski’s experience as Managing Director of BlackRock, Inc. since 2009, as the Head of BlackRock Global Accounting and Product Services since 2009, and as President and Chief Executive Officer of the BlackRock-advised Funds provides him with a strong understanding of the BlackRock-advised Funds, their operations, and the business and regulatory issues facing the BlackRock-advised Funds. Mr. Perlowski’s prior position as Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, and his former service as Treasurer and Senior Vice President of the Goldman Sachs Mutual Funds and as Director of the Goldman Sachs Offshore Funds provides the Board with the benefit of his experience with the management practices of other financial companies. Mr. Perlowski also serves as a board member for the funds in the BlackRock Fixed-Income Complex.

Biographical Information

Certain biographical and other information relating to the Trustees of the Trust is set forth below, including their address and year of birth, principal occupations for at least the last five years, length of time served, total number of registered investment companies and investment portfolios overseen in the BlackRock-advised Funds and any currently held public company and other investment company directorships.

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Independent Trustees

Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	28 RICs consisting of 164 Portfolios	None

Susan J. Carter 1956	Trustee (Since 2016)	Trustee, Financial Accounting Foundation from 2017 to 2021; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business from 1997 to 2021; Director, Pacific Pension Institute from 2014 to 2018; Senior Advisor, CCI (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof since 2018; Advisory Board Member, Bridges Fund Management since 2016; Practitioner Advisory Board Member, PCRI since 2017; Lecturer in the Practice of Management, Yale School of Management since 2019; Advisor to Finance Committee, Altman Foundation since 2020; Investment Committee Member, Tostan since 2021.	28 RICs consisting of 164 Portfolios	None

Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006; Director, Boys and Girls Club of Boston since 2017; Director, B1 Capital Since 2018; Director, David and Lucile Packard Foundation since 2020.	28 RICs consisting of 164 Portfolios	None

Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	28 RICs consisting of 164 Portfolios	None

Lena G. Goldberg 1949	Trustee (Since 2019)	Director, Charles Stark Draper Laboratory, Inc. since 2013; Senior Lecturer, Harvard Business School from 2008 to 2021; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President – Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	28 RICs consisting of 164 Portfolios	None

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	28 RICs consisting of 164 Portfolios	Hertz Global Holdings (car rental); GrafTech International Ltd. (materials manufacturing); Montpelier Re Holdings, Ltd. (publicly held property and casualty reinsurance) from 2013 to 2015; WABCO (commercial vehicle safety systems) from 2015 to 2020; Sealed Air Corp. (packaging) from 2015 to 2021.

Cynthia A. Montgomery 1952	Trustee (Since 2007)	Professor, Harvard Business School since 1989.	28 RICs consisting of 164 Portfolios	Newell Rubbermaid, Inc. (manufacturing) from 1995 to 2016.

Donald C. Opatrny 1952	Trustee (Since 2019)	Director, Athena Capital Advisors LLC (investment management firm) from 2013 to 2020; Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University from 2004 to 2019; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Member of the Board and Investment Committee, University School from 2007 to 2018; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2017; Member, Investment Funds Committee, State of Wyoming since 2017; Trustee, Phoenix Art Museum since 2018; Trustee, Arizona Community Foundation and Member of Investment Committee since 2020.	28 RICs consisting of 164 Portfolios	None

Joseph P. Platt 1947	Trustee (Since 2007)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	28 RICs consisting of 164 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.

Kenneth L. Urish 1951	Trustee (Since 2007)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007; Member, Advisory Board, ESG Competent Boards since 2020.	28 RICs consisting of 164 Portfolios	None

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	28 RICs consisting of 164 Portfolios	None

Interested Trustees[4]

Robert Fairbairn 1965	Trustee (Since 2018)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	98 RICs consisting of 265 Portfolios	None

John M. Perlowski[5] 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	100 RICs consisting of 267 Portfolios	None

[1]	The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
[2]	Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
[3]	Following the combination of MLIM and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.
[4]	Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the Investment Company Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.
[5]	Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.

Certain biographical and other information relating to the officers of the Trust who are not Trustees is set forth below, including their address and year of birth, principal occupations for at least the last five years and length of time served.

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years

Officers Who Are Not Trustees

Roland Villacorta	Vice President (Since 2022)	Managing Vice Director of BlackRock, Inc. since 2022; Head of Global Cash Management and Head of Securities Lending within BlackRock’s Portfolio Management Group since 2022; Member of BlackRock’s Global Operating Committee since 2022; Head of Portfolio Management in BlackRock’s Financial Markets Advisory Group within BlackRock Solutions from 2008 to 2015; Co-Head of BlackRock Solutions’ Portfolio Analytics Group; previously Mr. Villacorta was Co-Head of Fixed Income within BlackRock’s Risk & Quantitative Analysis Group.

Name and Year of Birth[1,2]	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years

Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.

Trent Walker 1974	Chief Financial Officer (Since 2021)	Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019; Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to 2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.

Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.

Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for Barclays Wealth Americas from 2010 to 2012.

Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.

[1]	The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
[2]	Officers of the Trust serve at the pleasure of the Board.

Share Ownership

Information relating to each Trustee’s share ownership in the Fund and in all BlackRock-advised Funds that are currently overseen by the respective Trustee (“Supervised Funds”) as of December 31, 2021 is set forth in the chart below.

Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in Supervised Funds

Independent Trustees:

Susan J. Carter	None	Over $100,000

Collette Chilton	None	Over $100,000

Neil A. Cotty	None	Over $100,000

Lena G. Goldberg	None	Over $100,000

Henry R. Keizer	None	Over $100,000

Cynthia A. Montgomery	None	Over $100,000

Donald C. Opatrny	None	Over $100,000

Joseph P. Platt	None	Over $100,000

Mark Stalnecker	None	Over $100,000

Kenneth L. Urish	None	Over $100,000

Claire A. Walton	None	Over $100,000

Interested Trustees:

Robert Fairbairn	None	Over $100,000

John M. Perlowski	None	Over $100,000

As of November 3, 2022, the Trustees and officers of the Trust as a group owned an aggregate of less than 1% of any class of the outstanding shares of the Fund. As of December 31, 2021, none of the Independent

Trustees of the Trust or their immediate family members owned beneficially or of record any securities of the Fund’s investment adviser, sub-adviser, principal underwriter, or any person directly or indirectly controlling, controlled by, or under common control with such entities.

Compensation of Trustees

Each Trustee who is an Independent Trustee is paid as compensation an annual retainer of $300,000 per year for his or her services as a board member of the BlackRock-advised Funds in the BlackRock Multi-Asset Complex, including the Fund, and a $20,000 board meeting fee to be paid for each in-person board meeting attended (and may receive a board meeting fee for telephonic attendance at board meetings), for up to five board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case-by-case basis), together with out-of-pocket expenses in accordance with a board policy on travel and other business expenses relating to attendance at meetings. The Chairs of the Audit Committee, Compliance Committee, Governance Committee and Performance Committee are paid as compensation an additional annual retainer of $45,000, respectively. The Chair of the Boards is paid an additional annual retainer of $150,000.

The following table sets forth the compensation the Trust paid to the Trustees, on behalf of the Fund, for the fiscal year ended July 31, 2022 and the aggregate compensation paid to them by all BlackRock-advised Funds for the calendar year ended December 31, 2021.

Name	Compensation from the Fund	Estimated Annual Benefits upon Retirement	Aggregate Compensation from the Fund and Other BlackRock- Advised Funds[1]

Independent Trustees:

Bruce R. Bond[2]	$359	None	$400,000

Susan J. Carter	$1,020	None	$400,000

Collette Chilton	$1,020	None	$400,000

Neil A. Cotty	$1,020	None	$400,000

Lena G. Goldberg[3]	$1,068	None	$430,000

Henry R. Keizer[4]	$1,068	None	$430,000

Cynthia A. Montgomery[5]	$1,068	None	$430,000

Donald C. Opatrny[6]	$1,068	None	$430,000

Joseph P. Platt	$1,020	None	$400,000

Mark Stalnecker[7]	$1,185	None	$520,000

Kenneth L. Urish	$1,020	None	$400,000

Claire A. Walton	$1,020	None	$400,000

Interested Trustees:

Robert Fairbairn	None	None	None

John M. Perlowski	None	None	None

[1]	For the number of BlackRock-advised Funds from which each Trustee receives compensation, see “Biographical Information” beginning on page I-11.
[2]	Mr. Bond retired as Trustee of the Trust effective December 31, 2021.
[3]	Chair of the Compliance Committee.
[4]	Chair of the Audit Committee.
[5]	Chair of the Governance Committee.
[6]	Chair of the Performance Oversight Committee.
[7]	Chair of the Board and Chair of the Ad Hoc Topics Committee.

IV.	Management, Advisory and Other Service Arrangements

Management Agreement

The Trust, on behalf of the Fund, has entered into an investment advisory agreement with BlackRock pursuant to which BlackRock provides the Fund with investment advisory services and, subject to the supervision of the Board, supervises and arranges for the day-to-day operations of the Fund (the “Management Agreement”).

Pursuant to the Management Agreement, BlackRock may from time to time, in its sole discretion to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of the Manager, to perform investment advisory services with respect to the Fund. BlackRock may terminate any or all sub-advisers in its sole discretion at any time to the extent permitted by applicable law.

BlackRock has entered into a sub-advisory agreement with BlackRock International Limited (“BIL” or the “Sub-Adviser”), pursuant to which BlackRock pays the Sub-Adviser for providing services to BlackRock with respect to that portion of the Fund for which it acts as sub-adviser a monthly fee at an annual rate equal to a percentage of the management fee paid to BlackRock under the Management Agreement.

The table below sets forth information about the total management fees paid by the Trust, on behalf of the Fund, to BlackRock (which includes amounts paid by BlackRock to BIL), and the amounts waived and/or reimbursed, for the periods shown.

	Fees Paid to BlackRock	Fees Waived by BlackRock	Fees Reimbursed by BlackRock

Fiscal Year Ended July 31, 2022	$1,154,043	$0	$626,507

Fiscal Year Ended July 31, 2021	$1,263,220	$0	$550,745

Fiscal Year Ended July 31, 2020	$859,236	$179,727	$468,611

BlackRock Retirement of Carbon Credits

BlackRock or its affiliates will use at least 5% of BlackRock’s net revenue from its management fee from the Fund to purchase and then retire carbon credits either directly or through a third-party organization. These purchases will be made at least annually, with BlackRock maintaining the option to increase, decrease or terminate these purchases in its sole discretion at any time. Based on its revenue from its management fee from the Fund for the fiscal years ended July 31, 2020, July 31, 2021 and July 31, 2022 BlackRock directly or indirectly purchased and retired $34,000, $36,000 and $27,000, respectively, of carbon credits.

Administration Agreement

BlackRock serves as the Fund’s administrator (in such capacity, the “Administrator”) pursuant to an administration agreement (the “Administration Agreement”). The Administrator has agreed to provide administrative services which may include fund level and class level services. These services may include: furnishing the Fund with clerical, bookkeeping and administrative services (other than such services, if any, provided by the Fund’s Manager, distributor, custodian, transfer agent, other administrator and other service providers); furnishing office facilities and equipment, as necessary, in order to provide such services; providing personnel and supervision of a telephone facility to receive purchase and redemption orders for the Fund’s shares; reviewing the qualifications of, and monitoring and reviewing the services rendered by, certain institutional shareholders to their customers who beneficially own Fund shares; maintaining the Trust’s relationships with third-party industry data services with respect to the Fund; monitoring the investor programs that are offered from time to time in connection with the Fund’s shares; providing oversight and related support services that are intended to deliver quality service to Fund shareholders; and providing such other services as the Trust may reasonably request on behalf of the Fund. The Administrator may from time to time voluntarily waive administration fees with respect to any share class of the Fund and may voluntarily reimburse the Fund for expenses.

Under the Administration Agreement, the Trust, on behalf of the Fund, pays to the Administrator a fee, computed daily and payable monthly, at an aggregate annual rate of 0.10% (prior to May 11, 2020, the rate was 0.14%) of the average daily net assets of Investor A Shares and Institutional Shares of the Fund, 0.04% of average daily net assets of Direct Shares of the Fund and 0.10% of the average daily net assets of each of Mischler Financial Group Shares, Bancroft Capital Shares, Cabrera Capital Markets Shares, Penserra Shares and Great Pacific Shares of the Fund, respectively.

The table below sets forth information about the administration fees paid by the Trust, on behalf of the Fund, to the Administrator and the amounts waived, for the periods shown.

	Fees Paid to the Administrator	Fees Waived by the Administrator

Fiscal Year Ended July 31, 2022	$614,099	$178,815

Fiscal Year Ended July 31, 2021	$689,244	$114,118

Fiscal Year Ended July 31, 2020	$466,972	$11

The Trust and its service providers may engage third party plan administrators who provide trustee, administrative and recordkeeping services for certain employee benefit, profit-sharing and retirement plans as agents for the Trust with respect to such plans, for the purpose of accepting orders for the purchase and redemption of shares of the Trust.

Accounting Services

JPMorgan Chase Bank, N.A. (“JPM”) serves as the accounting services provider for the Fund. Among other services, JPM maintains records of purchases and sales of securities, receipts and disbursements of cash and other debits and credits; keeps accounting journals and ledgers; records capital share transactions; calculates expense caps, waivers and recoupments (if any); computes the Fund’s net income and capital gains and dividends payable; calculates and reports net asset value; works with independent pricing sources; reconciles securities and cash positions with the Fund’s custodian; prepares certain financial statements, notices and reports; and prepares certain tax reports. In connection with its accounting services, JPM also provides certain administrative services.

Prior to May 31, 2021, the Fund also paid the Manager for certain accounting services. The table below shows the amount paid by the Trust, on behalf of the Fund, to JPM and to the Manager for accounting services for the periods shown.

	Fees Paid to JPM	Paid to Manager	Fees Waived by JPM

Fiscal Year Ended July 31, 2022	$71,385	$0	$0

Fiscal Year Ended July 31, 2021	$71,852	$0	$0

Fiscal Year Ended July 31, 2020	$53,977	$0	$0

Custodians

JPMorgan Chase Bank, N.A. (previously defined as JPM), which has its principal offices at 383 Madison Avenue, New York, New York 10179, and The Bank of New York Mellon, which has its principal offices at 240 Greenwich Street, New York, New York 10286, each serve as a custodian for the Fund. Among other responsibilities, JPM maintains a custody account or accounts in the name of the Fund, receives and delivers all assets for the Fund upon purchase and upon sale or maturity, and collects and receives all income and other payments and distributions on account of the assets of the Fund. Additionally, The Bank of New York Mellon maintains a custody account or accounts in the name of the Fund for the limited purpose of holding certain cash assets of the Fund.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc., which has its principal place of business at 301 Bellevue Parkway, Wilmington, DE 19809, serves as transfer agent and dividend disbursing agent for the Fund.

V.	Information on Sales Charges and Distribution Related Expenses

Set forth below is information on sales charges received by the Fund, including the amounts paid to affiliates of the Manager (“affiliates”), if any, for the periods indicated. The Fund’s shares are not subject to sales charges (including any contingent deferred sales charges (“CDSCs”)) with respect to direct purchases of the Fund’s shares. However, prior to May 11, 2020, a CDSC may have been charged upon redemption if an investor purchased $1 million or more of Investor A Shares of a fund sponsored and advised by BlackRock or its affiliates where no initial sales charge was paid at the time of purchase of such fund (an “Investor A Load-Waived BlackRock Fund”) (lesser amounts may apply depending on the Investor A Load-Waived BlackRock Fund) and exchanged such shares for Investor A Shares of the Fund and subsequently redeemed such shares within 18 months after the investor initially acquired such Investor A Shares (a shorter holding period may apply depending on the Investor A Load-Waived BlackRock Fund).

BlackRock Investments, LLC (“BRIL” or the “Distributor”) acts as the Fund’s distributor.

Investor A Shares Sales Charge Information

Investor A Shares CDSCs Received on Redemption of Load-Waived Shares

Fiscal Year Ended July 31, 2022	$0

Fiscal Year Ended July 31, 2021	$0

Fiscal Year Ended July 31, 2020	$0

Pursuant to the Trust’s Distribution and Service Plan (the “Plan”), the Trust may pay BRIL and/or the Manager or any other affiliate or significant shareholder of the Manager fees for providing shareholder servicing and distribution-related activities. The table below provides information for the fiscal year ended July 31, 2022 about the 12b-1 fees the Fund paid to BRIL under the Fund’s 12b-1 plan. A portion of the fees collected by BRIL were paid to affiliates for providing shareholder servicing activities for Investor A Shares.

Class Name	Paid to BRIL	Servicing Fees Waived

Investor A Shares	$687	$476

VI.	Computation of Offering Price Per Share

The offering price for the Fund’s share classes is equal to the share class’ net asset value computed by dividing the value of the share class’ net assets by the number of shares of that share class outstanding. For more information on the purchasing and valuation of shares, please see “Purchase of Shares” and “Determination of Net Asset Value” in Part II of this SAI.

VII.	Yield Information

The yield on the Fund’s shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Fund of future yields or rates of return on its shares. The yield is affected by such factors as changes in interest rates on the Fund’s portfolio securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. The yield on Fund shares for various reasons may not be comparable to the yield on bank deposits, shares of other money market funds or other investments. The annualized yield excluding gains and losses on the Fund’s Investor A Shares, Institutional

Shares, Direct Shares, Mischler Financial Group Shares, Bancroft Capital Shares, Cabrera Capital Markets Shares, Penserra Shares and Great Pacific Shares for the period indicated, calculated in accordance with SEC regulations, is shown below:

Seven-Day Period Ended July 31, 2022

Investor A Shares	1.52%

Institutional Shares	1.77%

Direct Shares	1.83%

Mischler Financial Group Shares	1.77%

Bancroft Capital Shares	1.77%

Cabrera Capital Markets Shares	1.77%

Penserra Shares	1.77%

Great Pacific Shares	1.77%

VIII.	Portfolio Transactions

The value of the Fund’s aggregate holdings of the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the Investment Company Act) or their parents as of July 31, 2022, if any portion of such holdings were purchased during the fiscal year ended July 31, 2022 is as follows:

Regular Broker/Dealer	Debt (D)/Equity (E)	Aggregate Holdings (000s)

Mizuho Securities USA LLC	D	$73,565

Handelsbanken Markets Securities, Inc.	D	$39,983

Skandinaviska Enskilda Banken AB	D	$37,852

Credit Agricole Securities (USA) Inc.	D	$27,847

RBC Capital Markets, LLC	D	$25,000

Bank of Montreal	D	$9,988

Barclays Capital, Inc.	D	$4,996

Citigroup Global Markets Inc.	D	$3,503

See “Portfolio Transactions” in Part II of this SAI for more information.

IX.	Additional Information

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, with offices located at 200 Berkeley Street, Boston, Massachusetts 02116, serves as the Fund’s independent registered public accounting firm.

Counsel. Sidley Austin LLP, with offices at 787 Seventh Avenue, New York, New York 10019, serves as the Fund’s counsel.

The Trust

The Trust was organized as a Massachusetts business trust on December 22, 1988, and is registered under the Investment Company Act as an open-end, management investment company. Effective January 31, 1998, the Trust changed its name from Compass Capital FundsSM to BlackRock FundsSM. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share, which may be divided into different series and classes.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the Trust’s Declaration of Trust provides that shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust, and that every note, bond, contract, order or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of Trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of such shareholder’s acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon.

The Declaration of Trust further provides that all persons having any claim against the Trustees or Trust shall look solely to the Trust property for payment; that no Trustee of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the Trust property or the conduct of any business of the Trust; and that no Trustee shall be personally liable to any person for any action or failure to act except by reason of such Trustee’s own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a Trustee. With the exception stated, the Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by such Trustee in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a Trustee, and that the Trust will indemnify officers, representatives and employees of the Trust to the same extent that trustees are entitled to indemnification.

Principal Shareholders

To the knowledge of the Trust, the following entities owned of record or beneficially 5% or more of a class of the Fund’s shares as of November 2, 2022:

Name	Address	%	Class

BlackRock Financial Management, Inc.	40 E 52nd Street, Floor 10 New York, NY 10022-5911	95.72%	Investor A Shares

Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deerlake Drive East Jacksonville, FL 32246-6484	21.53%	Institutional Shares

JP Morgan Securities LLC	4 Chase Metrotech Center 7th Fl, Brooklyn, NY 11245	21.28%	Institutional Shares

Investment Trust of California	PO Box 2709, Granite Bay, CA 95746	12.89%	Institutional Shares

Google Inc.	1600 Amphitheatre Parkway, Mountain View, CA 94043	12.86%	Institutional Shares

JP Morgan Securities LLC	4 Chase Metrotech Center 7th Fl, Brooklyn, NY 11245	8.02%	Institutional Shares

Dell USA LP	One Dell Way RR1-35, Round Rock, TX 78682	7.85%	Institutional Shares

JP Morgan Securities LLC	4 Chase Metrotech Center 7th Fl, Brooklyn, NY 11245	5.64%	Institutional Shares

BlackRock Strategic Income	100 Bellevue Parkway, Wilmington, DE 19809	51.33%	Direct Shares

BlackRock Financial Management	40 East 52nd Street, New York, NY 10022	20.61%	Direct Shares

Tauck Tours Inc.	10 Westport Road Wilton CT 06897	10.89%	Direct Shares

Navient Corporation	2001 Edmund Halley Drive, Reston VA 20191	6.88%	Direct Shares

The Burton Partnership QP	614 W Bay Street Tampa, FL 33606	5.66%	Direct Shares

JP Morgan Securities LLC	4 Chase Metrotech Center 7th Fl, Brooklyn, NY 11245	99.49%	Mischler Financial Group Shares

Bancroft Capital LLC	501 Office Center Drive, Suite 130 Fort Washington, PA 19034	100%	Bancroft Capital Shares

Cabrera Capital Markets LLC	227 W Monroe St Ste 3000 Chicago, IL 60606	100%	Cabrera Capital Markets Shares

Penserra Securities LLC	4 Orinda Way, 100-A Orinda, CA 94563-0000	100%	Penserra Shares

Great Pacific Securities, LLC	151 Kalmus Drive Ste H-8 Costa Mesa, CA 92626	100%	Great Pacific Shares

X.	Financial Statements

The audited financial statements, financial highlights and notes thereto in the Fund’s Annual Report to Shareholders for the fiscal year ended July 31, 2022 (the “2022 Annual Report”) are incorporated in this SAI by reference. No other parts of the 2022 Annual Report are incorporated by reference herein. The financial statements and financial highlights included in the 2022 Annual Report have been audited by Deloitte & Touche LLP. The report of Deloitte & Touche LLP is incorporated herein by reference. Such financial statements and financial highlights have been incorporated herein in reliance upon the report of such firm given their authority as experts in accounting and auditing. Additional copies of the 2022 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this SAI.

PART II

Part II of this Statement of Additional Information (“SAI”) contains information about the following funds: BlackRock Government Money Market Portfolio, a series of BlackRock Series Fund, Inc.; BlackRock Government Money Market V.I. Fund, a series of BlackRock Variable Series Funds, Inc.; BlackRock Wealth Liquid Environmentally Aware Fund (“WeLEAF”), BlackRock Liquid Environmentally Aware Fund (“LEAFTM”) and Circle Reserve Fund (“Circle Reserve”), each a series of BlackRock FundsSM (the “Trust”); and BlackRock Summit Cash Reserves Fund (“Summit Cash Reserves”), a series of BlackRock Financial Institutions Series Trust (“FIST”).

Throughout this SAI, each of the above listed funds may be referred to as a “Fund” or collectively as the “Funds.”

Each Fund is organized as a Massachusetts business trust, with the exception of BlackRock Series Fund, Inc. and BlackRock Variable Series Funds, Inc., which are Maryland corporations. For ease and clarity of presentation, common shares of beneficial interest are referred to herein as “shares,” the trustees or directors of each Fund are referred to herein as “Trustees” and the boards of trustees/directors of each Fund are referred to as the “Board of Trustees” or the “Board.” BlackRock Advisors, LLC is the manager of each Fund and is referred to as “BlackRock” or the “Manager,” and the management agreement applicable to each Fund is referred to as the “Management Agreement.” The Investment Company Act of 1940, as amended, is referred to herein as the “Investment Company Act.” The Securities Act of 1933, as amended, is referred to herein as the “Securities Act.” The Securities Exchange Act of 1934, as amended, is referred to herein as the “Exchange Act.” The Securities and Exchange Commission is referred to herein as the “Commission” or the “SEC.”

In addition to containing information about the Funds, Part II of this SAI contains general information about all funds in the BlackRock-advised fund complex. Certain information contained herein may not be relevant to the Funds.

INVESTMENT RISKS AND CONSIDERATIONS

Set forth below are descriptions of some of the types of investments and investment strategies that one or more of the Funds may use, and the risks and considerations associated with those investments and investment strategies. Please see each Fund’s prospectuses (the “Prospectus”) and the “Investment Objective and Policies” or “Investment Objectives and Policies,” as applicable, section of Part I of this SAI for further information about each Fund’s investment policies and risks. Information contained in this section about the risks and considerations associated with a Fund’s investments and/or investment strategies applies only to those Funds specifically identified in Part I of this SAI as making each type of investment or using each investment strategy (each, a “Covered Fund”). Information that does not apply to a Covered Fund does not form a part of that Covered Fund’s SAI and should not be relied upon by investors in that Covered Fund.

Only information that is clearly identified as applicable to a Covered Fund is considered to form a part of that Covered Fund’s SAI.

Bank Money Instruments. Certain Funds may invest in U.S. dollar-denominated obligations of U.S. and foreign depository institutions, including commercial and savings banks, savings and loan associations, and other institutions. Such obligations include but are not limited to certificates of deposit, bankers’ acceptances, time deposits, bank notes and deposit notes. For example, the obligations may be issued by (i) U.S. or foreign depository institutions, (ii) foreign branches or subsidiaries of U.S. depository institutions (“Eurodollar” obligations), (iii) U.S. branches or subsidiaries of foreign depository institutions (“Yankeedollar” obligations) or (iv) foreign branches or subsidiaries of foreign depository institutions. Eurodollar and Yankeedollar obligations and obligations of branches or subsidiaries of foreign depository institutions may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligations or by government regulation. Investments in obligations of foreign depository institutions and their foreign branches and subsidiaries will only be made if determined to be of comparable quality to other investments permissible for each Fund. No Fund will invest more than 25% of its total assets (taken at market value at the time of each investment) in obligations of foreign depository institutions and their foreign branches and subsidiaries or in obligations of foreign branches or subsidiaries of U.S. depository institutions that are not backed by the U.S. parent. The Funds treat bank money instruments issued by U.S. branches or subsidiaries of foreign banks as obligations issued by domestic banks (not subject to the 25% limitation) if the branch or subsidiary is subject to the same bank regulation as U.S. banks.

Eurodollar and Yankeedollar obligations, as well as other obligations of foreign depository institutions and short term obligations issued by other foreign entities, may involve additional investment risks, including adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions that might adversely affect the repayment of principal and the payment of interest. The issuers of such obligations may not be subject to U.S. regulatory requirements. Foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the states in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or other issuer than about a U.S. bank or other issuer, and such entities may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. issuers. Evidence of ownership of Eurodollar and foreign obligations may be held outside the United States, and the Funds may be subject to the risks associated with the holding of such property overseas. Eurodollar and foreign obligations of the Funds held overseas will be held by foreign branches of each Fund’s custodian or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act.

The Manager will carefully consider the above factors in making investments in Eurodollar obligations, Yankeedollar obligations of foreign depository institutions and other foreign short term obligations, and will not knowingly purchase obligations that, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, a Fund will limit its Yankeedollar investments to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom or other industrialized nations.

Bank money instruments in which certain Funds invest must be issued by depository institutions with total assets of at least $1 billion, except that such Funds may invest in certificates of deposit of smaller institutions if such certificates of deposit are Federally insured and if, as a result of such purchase, no more than 10% of total assets (taken at market value), are invested in such certificates of deposit.

Commercial Paper and Other Short Term Obligations. Commercial paper (including variable amount master demand notes and other variable rate securities, with or without forward features) refers to short term unsecured promissory notes issued by corporations, partnerships, trusts or other entities to finance short term credit needs and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days remaining to maturity at the date of purchase. Short term obligations issued by trusts, corporations, partnerships or other entities include mortgage-related or asset-backed instruments, including pass-through certificates such as participations in, or bonds and notes backed by, pools of mortgage, automobile, manufactured housing or other types of consumer loans; credit card or trade receivables or pools of mortgage-backed or asset-backed securities. These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain a quality rating by a Nationally Recognized Statistical Rating Organization (“NRSRO”), if applicable. Some structured financings also use various types of swaps, among other things, to issue instruments that have interest rate, quality or maturity characteristics necessary or desirable for a Fund. These swaps may include so-called credit default swaps that might depend for payment not only on the credit of a counterparty, but also on the obligations of another entity, the “reference entity.”

Cyber Security Issues. With the increased use of technologies such as the Internet to conduct business, each Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by a Fund’s adviser, sub-adviser(s) and other service providers (including, but not limited to, Fund accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds have established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by service providers to the Funds and issuers in which the Funds invest. The Funds and their shareholders could be negatively impacted as a result.

Environmental, Social and Governance (“ESG”) Integration. Although a Fund does not seek to implement a specific sustainability strategy unless disclosed in the Fund’s Prospectus, BlackRock will consider ESG characteristics in the credit research and investment process for a Fund. All securities purchases by a Fund are selected from approved lists maintained by BlackRock. All instruments on an approved list used by a Fund have met the minimal credit risk requirement of Rule 2a-7. In reviewing instruments, BlackRock will consider the capacity of the issuer or guarantor to meet its obligations. BlackRock considers ESG data within the total data available during its review. This may include third party research as well as considerations of proprietary BlackRock research across environmental, social and governance risk and opportunities regarding an issuer.

ESG characteristics are not the sole consideration when making investment decisions for a Fund. A Fund may invest in issuers that do not reflect the beliefs or values with respect to ESG of any particular investor. BlackRock will consider those ESG characteristics it deems relevant or additive when making investment decisions for a Fund. The ESG characteristics utilized in a Fund’s investment processes may evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. While BlackRock views ESG considerations as having the potential to contribute to a Fund’s long-term performance, there is no guarantee that such results will be achieved.

A Fund may incorporate certain specific sustainability considerations into its investment objective, strategies and/or processes, as described in the Fund’s Prospectus.

Foreign Bank Money Instruments. Foreign bank money instruments refer to U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as, but not limited to, certificates of deposit, bankers’ acceptances, time deposits, bank notes and deposit notes. The obligations of such foreign depository institutions and their foreign branches and subsidiaries may be the general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Such investments will only be made if determined to be of comparable quality to other investments permissible for a Fund. A Fund will not invest more than 25% of its total assets (taken at market value at the time of each investment) in these obligations. Investments in foreign entities generally involve the same risks as those described above in connection with investments in Eurodollar and Yankeedollar obligations and obligations of foreign depository institutions and their foreign branches and subsidiaries. See “Bank Money Instruments.”

Foreign Short Term Debt Instruments. Foreign short term debt instruments refer to U.S. dollar-denominated commercial paper and other short term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. These investments generally involve the same risks as those described above in connection with investments in Eurodollar and Yankeedollar obligations and obligations of foreign depository institutions and their foreign branches and subsidiaries. See “Bank Money Instruments.”

Forward Commitments. Certain Funds may purchase or sell money market securities on a forward commitment basis at fixed purchase terms. The purchase or sale will be recorded on the date a Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Fund’s NAV. The value of the security on the delivery date may be more or less than its purchase price. Although a Fund generally will enter into forward commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so.

There can be no assurance that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than a Fund’s purchase price. The Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from appreciation in the value of the security during the commitment period.

Illiquid Investments. No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. The Manager will monitor the liquidity of illiquid investments under the supervision of the Board.

Interfund Lending Program. Pursuant to an exemptive order granted by the SEC (the “IFL Order”), an open-end BlackRock fund (referred to as a “BlackRock fund” in this subsection), including a Fund, to the extent permitted by its investment policies and restrictions and subject to meeting the conditions of the IFL Order, has the ability to lend money to, and borrow money from, other BlackRock funds pursuant to a master interfund lending agreement (the “Interfund Lending Program”). Under the Interfund Lending Program, BlackRock funds may lend or borrow money for temporary purposes directly to or from other BlackRock funds (an “Interfund Loan”). All Interfund Loans would consist only of uninvested cash reserves that the lending BlackRock fund otherwise would invest in short-term repurchase agreements or other short-term instruments. Although the Funds may, to the extent permitted by their investment policies, participate in the Interfund Lending Program as borrowers or lenders, they typically will not need to participate as borrowers because the Funds are money market funds and are required to comply with the liquidity provisions of Rule 2a-7 under the Investment Company Act.

If a BlackRock fund has outstanding bank borrowings, any Interfund Loans to such BlackRock fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank loan, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the BlackRock fund, that event of default will automatically (without need for action or notice by the lending BlackRock fund) constitute an immediate event of default under the interfund lending agreement, entitling the lending BlackRock fund to call the Interfund Loan immediately (and exercise all rights with respect to any collateral), and cause such call to be made if the lending bank exercises its right to call its loan under its agreement with the borrowing BlackRock fund.

A BlackRock fund may borrow on an unsecured basis through the Interfund Lending Program only if its outstanding borrowings from all sources immediately after the borrowing total 10% or less of its total assets, provided that if the BlackRock fund has a secured loan outstanding from any other lender, including but not limited to another BlackRock fund, the borrowing BlackRock fund’s borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a borrowing BlackRock fund’s total outstanding borrowings immediately after an Interfund Loan under the Interfund Lending Program exceed 10% of its total assets, the BlackRock fund may borrow through the Interfund Lending Program on a secured basis only. A BlackRock fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1⁄3% of its total assets or any lower threshold provided for by the BlackRock fund’s investment restrictions.

No BlackRock fund may lend to another BlackRock fund through the Interfund Lending Program if the loan would cause the lending BlackRock fund’s aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A BlackRock fund’s Interfund Loans to any one BlackRock fund shall not exceed 5% of the lending BlackRock fund’s net assets. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day’s notice by a lending BlackRock fund and may be repaid on any day by a borrowing BlackRock fund.

The limitations described above and the other conditions of the IFL Order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending BlackRock fund and the borrowing BlackRock fund. However, no borrowing or lending activity is without risk. When a BlackRock fund borrows money from another BlackRock fund under the Interfund Lending Program, there is a risk that the Interfund Loan could be called on one day’s notice, in which case the borrowing BlackRock fund may have to seek to borrow from a bank, which would likely involve higher rates, seek an Interfund Loan from another BlackRock fund, or liquidate portfolio securities if no lending sources are available to meet its liquidity needs. Interfund Loans are subject to the risk that the borrowing BlackRock fund could be unable to repay the loan when due, and a delay in repayment could result in a lost opportunity by the lending BlackRock fund or force the lending BlackRock fund to borrow or liquidate securities to meet its liquidity needs. No BlackRock fund may borrow more than the amount permitted by its investment restrictions. There can be no assurance that an interfund loan will be available to a borrowing or lending BlackRock fund.

Investment in Other Investment Companies. Each Fund may, subject to applicable law, invest in other investment companies (including investment companies managed by BlackRock and its affiliates), including money market funds and exchange-traded funds (“ETFs”), which are typically open-end funds or unit investment trusts listed on a stock exchange. Under Section 12(d)(1)(A) of the Investment Company Act, however, a Fund may invest up to 10% of its total assets in securities of other investment companies (measured at the time of such investment). In addition, under Section 12(d)(1)(A) of the Investment Company Act a Fund may not acquire securities of an investment company if such acquisition would cause the Fund to own more than 3% of the total outstanding voting stock of such investment company and a Fund may not invest in another investment company if such investment would cause more than 5% of the value of the Fund’s total assets to be invested in securities of such investment company. (These limits do not restrict a feeder fund from investing all of its assets in shares of its master portfolio.) In addition to the restrictions on investing in other investment companies discussed above, under Section 12(d)(1)(C) of the

Investment Company Act a Fund may not invest in a registered closed-end investment company if such investment would cause the Fund and other BlackRock-advised investment companies to own more than 10% of the total outstanding voting stock of such closed-end investment company. Pursuant to Section 12(d)(1)(G) of the Investment Company Act, these percentage limitations do not apply to investments in affiliated investment companies, including ETFs, subject to certain conditions. In addition, a Fund may be able to rely on certain rules under the Investment Company Act to invest in shares of money market funds or other investment companies beyond the statutory limits noted above, but subject to certain conditions.

As with other investments, investments in other investment companies are subject to market and selection risk.

Shares of investment companies, such as closed-end fund investment companies, that trade on an exchange may at times be acquired at market prices representing premiums to their NAVs. In addition, investment companies held by a Fund that trade on an exchange could trade at a discount from NAV, and such discount could increase while the Fund holds the shares. If the market price of shares of an exchange-traded investment company decreases below the price that the Fund paid for the shares and the Fund were to sell its shares of such investment company at a time when the market price is lower than the price at which it purchased the shares, the Fund would experience a loss.

In addition, if a Fund acquires shares in investment companies, including affiliated investment companies, shareholders would bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of such investment companies. Such expenses, both at the Fund level and acquired investment company level, would include management and advisory fees, unless such fees have been waived by BlackRock. Please see the relevant Fund’s Prospectus to determine whether any such management and advisory fees have been waived by BlackRock. Investments by a Fund in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies. Pursuant to guidance issued by the staff of the Commission, fees and expenses of money market funds used for the investment of cash collateral received in connection with loans of Fund securities are not treated as “acquired fund fees and expenses,” which are fees and expenses charged by other investment companies and pooled investment vehicles in which a Fund invests a portion of its assets.

To the extent shares of a Fund are held by another fund, the ability of the Fund itself to purchase other funds may be limited. In addition, a fund-of-funds (e.g., an investment company that seeks to meet its investment objective by investing significantly in other investment companies) may be limited in its ability to purchase underlying funds if such underlying funds themselves own shares of underlying funds.

A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil, have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. The restrictions on investments in securities of investment companies set forth above may limit opportunities for a Fund to invest indirectly in certain developing countries.

LIBOR Risk. A Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”). A Fund’s investments may pay interest at floating rates based on LIBOR.

The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after December 31, 2021, all sterling, euro, Swiss franc and Japanese yen LIBOR settings and the 1-week and 2-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative, and after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. The Fund may have investments linked to other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), which may also cease to be published. Various financial industry groups have begun planning for the transition away from LIBOR, but there are challenges to converting certain securities and transactions to a new reference rate (e.g., the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR).

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund’s performance or NAV.

Municipal Investments

Municipal Securities. Certain Funds invest in short term municipal obligations issued by or on behalf of the states, their political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers, such as issuers located in Puerto Rico, the U.S. Virgin Islands and Guam, the interest on which (and/or, in the case of property taxes, the value of which) is excludable, in the opinion of bond counsel to the issuer, from gross income for purposes of Federal income taxes and the applicable state’s income taxes (“State Taxes”). Obligations that pay interest that is excludable from gross income for Federal income tax purposes are referred to herein as “Municipal Securities,” and obligations that pay interest that is excludable from gross income for Federal income tax purposes and are exempt from the applicable State Taxes are referred to as “State Municipal Securities.” Unless otherwise indicated, references to Municipal Securities shall be deemed to include State Municipal Securities.

Municipal Securities include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit. Such obligations are included within the term Municipal Securities if the interest paid thereon is excludable from gross income for Federal income tax purposes.

The two principal classifications of Municipal Securities are “general obligation” bonds and “revenue” or “special obligation” bonds. General obligation bonds are secured by the issuer’s pledge of its faith, credit and taxing power for the repayment of principal and the payment of interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. Private activity bonds (or “industrial development bonds” under pre-1986 law) are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The repayment of the principal and the payment of interest on such private activity bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligation and the pledge, if any, of real and personal property so financed as security for such payment. In addition, private activity bonds may pay interest that is subject to the Federal alternative minimum tax. A Fund’s portfolio may include “moral obligation” bonds, which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of a state or municipality.

Yields on Municipal Securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issuer. The ability of a Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the Municipal Securities in which the Fund invests to meet their obligations for the payment of interest and the repayment of principal when due. There are variations in the risks involved in holding Municipal Securities, both within a particular classification and between classifications, depending on numerous factors. Furthermore, the rights of holders of Municipal Securities and the obligations of the issuers of such Municipal Securities may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally, and such laws, if any, which may be enacted by Congress or state legislatures affecting specifically the rights of holders of Municipal Securities.

A Fund’s ability to distribute dividends exempt from Federal income tax will depend on the exclusion from gross income of the interest income that it receives on the Municipal Securities in which it invests. A Fund will only purchase a Municipal Security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of that security, that interest on such securities is excludable from gross income for Federal income tax purposes (the “tax exemption opinion”).

Events occurring after the date of issuance of the Municipal Securities, however, may cause the interest on such securities to be includable in gross income for Federal income tax purposes. For example, the Internal Revenue Code of 1986, as amended (the “Code”) establishes certain requirements, such as restrictions as to the investment of the proceeds of the issue, limitations as to the use of proceeds of such issue and the property financed by such proceeds, and the payment of certain excess earnings to the Federal government, that must be met after the issuance of the Municipal Securities for interest on such securities to remain excludable from gross income for Federal income tax purposes. The issuers and the conduit borrowers of the Municipal Securities generally covenant to comply with such requirements and the tax exemption opinion generally assumes continuing compliance with such requirements. Failure to comply with these continuing requirements, however, may cause the interest on such Municipal Securities to be includable in gross income for Federal income tax purposes retroactive to their date of issue.

In addition, the Internal Revenue Service (“IRS”) has an ongoing enforcement program that involves the audit of tax exempt bonds to determine whether an issue of bonds satisfies all of the requirements that must be met for interest on such bonds to be excludable from gross income for Federal income tax purposes. From time to time, some of the Municipal Securities held by a Fund may be the subject of such an audit by the IRS, and the IRS may determine that the interest on such securities is includable in gross income for Federal income tax purposes either because the IRS has taken a legal position adverse to the conclusion reached by the counsel to the issuer in the tax exemption opinion or as a result of an action taken or not taken after the date of issue of such obligation.

If interest paid on a Municipal Security in which a Fund invests is determined to be taxable subsequent to the Fund’s acquisition of such security, the IRS may demand that such Fund pay taxes on the affected interest income and, if the Fund agrees to do so, its yield could be adversely affected. If the interest paid on any Municipal Security held by a Fund is determined to be taxable, such Fund will dispose of the security as soon as practicable. A determination that interest on a security held by a Fund is includable in gross income for Federal or state income tax purposes retroactively to its date of issue may, likewise, cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exclusion for interest on Municipal Securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the ability of each Fund to pay “exempt-interest dividends” would be affected adversely and the Fund would re-evaluate its investment objectives and policies and consider changes in structure. See “Dividends and Taxes — Taxes.”

Municipal Securities — Derivative Products. Derivative Products are typically structured by a bank, broker-dealer or other financial institution. A Derivative Product generally consists of a trust or partnership through which a Fund holds an interest in one or more underlying bonds coupled with a right to sell (“put”) the Fund’s interest in the underlying bonds at par plus accrued interest to a financial institution (a “Liquidity Provider”). Typically, a Derivative Product is structured as a trust or partnership that provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) “Tender Option Bonds,” which are instruments that grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) “Swap Products,” in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating municipal money market interest rate; and (3) “Partnerships,” which allocate to the partners portions of income, expenses, capital gains and losses associated with holding an underlying bond in accordance with a governing agreement. A Fund may also invest in other forms of short term Derivative Products eligible for investment by money market funds.

Investments in Derivative Products raise certain tax, legal, regulatory and accounting issues that may not be presented by investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of a Fund. For example, the tax-exempt treatment of the interest paid to holders of Derivative Products is premised on the legal conclusion that the holders of such Derivative Products have an ownership interest in the underlying bonds. Were the IRS or any state taxing authority to issue an adverse ruling or take an adverse position with respect to the taxation of Derivative Products, there is a risk that the interest paid on such Derivative Products or, in the case of property taxes, the value of such Fund to the extent represented by such Derivative Products, would be deemed taxable at the Federal and/or state level.

Municipal Notes. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the note may not be fully repaid and a Fund may lose money.

Municipal Commercial Paper. Municipal commercial paper is generally unsecured and issued to meet short term financing needs. The lack of security presents some risk of loss to a Fund since, in the event of an issuer’s bankruptcy, unsecured creditors are repaid only after the secured creditors are paid out of the assets, if any, that remain.

Municipal Lease Obligations. Also included within the general category of State Municipal Securities are Certificates of Participation (“COPs”) issued by governmental authorities or entities to finance the acquisition or construction of equipment, land and/or facilities. The COPs represent participations in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively called “lease obligations”) relating to such equipment, land or facilities. Although lease obligations do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-

appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The securities represent a type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid.

Municipal Securities — Short-Term Maturity Standards. All of the investments of a Fund in Municipal Securities will be in securities with remaining maturities of 397 days or less. The dollar-weighted average maturity of each Fund’s portfolio will be 60 days or less. For purposes of this investment policy, an obligation will be treated as having a maturity earlier than its stated maturity date if such obligation has technical features that, in the judgment of the Manager, will result in the obligation being valued in the market as though it has such earlier maturity.

The maturities of Variable Rate Demand Obligations (“VRDOs”) are deemed to be the longer of (i) the notice period required before a Fund is entitled to receive payment of the principal amount of the VRDOs on demand or (ii) the period remaining until the VRDO’s next interest rate adjustment. If not redeemed by a Fund through the demand feature, VRDOs mature on a specified date, which may range up to 30 years from the date of issuance. See “VRDOs” below.

Municipal Securities — Quality Standards. A Fund’s portfolio investments in municipal notes and short term tax-exempt commercial paper will be limited to those obligations that are (i) secured by a pledge of the full faith and credit of the United States or (ii) otherwise are determined by the Manager to present minimal credit risks to the Fund. A Fund’s investments in municipal bonds will be in securities that have been determined by the Manager to present minimal credit risks to the Fund. In addition, certain Funds may require that portfolio investments (or their issuers) receive minimum credit ratings from one or more NRSROs, or if not rated, are determined by the Manager to be of comparable quality to securities that have received such rating(s). Certain tax-exempt obligations (primarily VRDOs) may be entitled to the benefit of letters of credit or similar credit enhancements issued by financial institutions. In such instances, in assessing the quality of such instruments, the Trustees and the Manager will take into account not only the creditworthiness of the issuers, but also the creditworthiness and type of obligation of the financial institution. The type of obligation of the financial institution concerns, for example, whether the letter of credit or similar credit enhancement being issued is conditional or unconditional. For a description of debt ratings, see Appendix A —“Description of Bond Ratings.”

Certain Funds may not invest in any security issued by a depository institution unless such institution is organized and operating in the United States, has total assets of at least $1 billion and is federally insured. While the types of money market securities in which the Funds invest generally are considered to have low principal risk, such securities are not completely risk free. There is a risk of the failure of issuers or credit enhancers to meet their principal and interest obligations. With respect to repurchase agreements and purchase and sale contracts, there is also the risk of the failure of the parties involved to repurchase at the agreed-upon price, in which event each Fund may suffer time delays and incur costs or possible losses in connection with such transactions.

Municipal Securities — Other Factors. Management of the Funds will endeavor to be as fully invested as reasonably practicable in order to maximize the yield on each Fund’s portfolio. Not all short term municipal securities trade on the basis of same day settlements and, accordingly, a portfolio of such securities cannot be managed on a daily basis with the same flexibility as a portfolio of money market securities, which can be bought and sold on a same day basis. There may be times when a Fund has uninvested cash resulting from an influx of cash due to large purchases of shares or the maturing of portfolio securities. A Fund also may be required to maintain cash reserves or incur temporary bank borrowings to make redemption payments, which are made on the same day the redemption request is received. Such inability to be invested fully would lower the yield on such Fund’s portfolio.

Because certain Funds may at times invest a substantial portion of their assets in Municipal Securities secured by bank letters of credit or guarantees, an investment in a Fund should be made with an understanding of the characteristics of the banking industry and the risks that such an investment in such credit enhanced securities may entail. Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and interest rates and fees that may be charged. The profitability of the banking industry is largely dependent on the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Furthermore, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations under a letter of credit.

Changes to the Code may limit the types and volume of securities qualifying for the Federal income tax exemption of interest; this may affect the availability of Municipal Securities for investment by the Funds, which could, in turn, have a negative impact on the yield of the portfolios. A Fund reserves the right to suspend or otherwise limit sales of its shares if, as a result of difficulties in acquiring portfolio securities or otherwise, it is determined that it is not in the interests of the Fund’s shareholders to issue additional shares.

VRDOs. VRDOs are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and right of demand on the part of the holder thereof to receive payment of the unpaid balance plus accrued interest upon a short notice period not to exceed seven days. There is, however, the possibility that because of default or insolvency the demand feature of VRDOs may not be honored. The interest rates are adjustable at intervals (ranging from daily to one year) to some prevailing market rate of the VRDOs at approximately the par value of the VRDOs on the adjustment date. The adjustment may be based upon the SIFMA Municipal Swap Index or some other appropriate interest rate adjustment index. Each Fund may invest in all types of tax-exempt instruments currently outstanding or to be issued in the future that satisfy its short term maturity and quality standards.

Because of the interest rate adjustment formula on VRDOs, the VRDOs are not comparable to fixed rate securities. A Fund’s yield on VRDOs will decline and its shareholders will forego the opportunity for capital appreciation during periods when prevailing interest rates have declined. On the other hand, during periods where prevailing interest rates have increased, a Fund’s yield on VRDOs will increase and its shareholders will have a reduced risk of capital depreciation.

Purchase of Securities with Fixed Price “Puts.” Certain Funds have authority to purchase fixed rate Municipal Securities and, for a price, simultaneously acquire the right to sell such securities back to the seller at an agreed-upon rate at any time during a stated period or on a certain date. Such a right is generally denoted as a fixed price put. Puts with respect to fixed rate instruments are to be distinguished from the demand or repurchase features of VRDOs that enable certain Funds to dispose of such a security at a time when the market value of the security approximates its par value.

Recent Market Events. Stresses associated with the 2008 financial crisis in the United States and global economies peaked approximately a decade ago, but periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, continue to recur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. The exact shape of these policies is still being considered, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market’s expectations are not borne out. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.

Governments and regulators may take actions that affect the regulation of the Fund or the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation or other governmental actions could limit or preclude the Fund’s abilities to achieve its investment objectives or otherwise adversely impact an investment in the Fund. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the United States and could impact the liquidity of the U.S. Government securities markets and ultimately the Fund.

An outbreak of respiratory disease caused by a novel coronavirus (COVID-19) that was first detected in China in December 2019 developed into a global pandemic. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. This pandemic has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Disruptions in markets can adversely impact a Fund and its investments. Further, certain local markets have been or may be subject to closures, and there can be no certainty regarding whether trading will continue in any local markets in which a Fund may invest, when any resumption of trading will occur or, once such markets resume trading, whether they will face further closures. Any suspension of trading in markets in which a Fund invests will have an impact on the Fund and its investments and will impact the Fund’s ability to purchase or sell securities in such market. The outbreak could also impair the information technology and other operational systems upon which a Fund’s service providers, including BlackRock, rely, and could otherwise disrupt the ability of employees of a Fund’s service providers to perform critical tasks relating to the Fund. The impact of this outbreak has adversely affected the economies of many nations and the entire global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. In the past, governmental and quasi-governmental authorities and regulators through the world have at times responded to major economic disruptions with a variety of fiscal and monetary policy changes, including direct capital infusions into companies and other issuers, new monetary policy tools, and lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of such policies, is likely to increase market volatility, which could adversely affect a Fund’s investments. Public health crises caused by the outbreak may exacerbate other preexisting political, social and economic risks in certain countries or globally. Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects. The duration of this outbreak or others and their effects cannot be determined with certainty.

Repurchase Agreements and Purchase and Sale Contracts. Funds may invest in Taxable Securities (as defined below, see “Taxable Money Market Securities”) pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or primary dealer in U.S. Government securities or an affiliate thereof that meets the creditworthiness standards adopted by the Manager. Under such agreements, the bank or primary dealer or an affiliate thereof agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the case of a repurchase agreement, a Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. One common type of repurchase agreement a Fund may enter into is a “tri-party” repurchase agreement. In “tri-party” repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for the Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians. In any repurchase transaction to which a Fund is a party, collateral for a repurchase agreement may include cash items and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral, however, is not limited to the foregoing and may include, for example, obligations rated below the highest category by NRSROs, including collateral that may be below investment grade. Collateral for a repurchase agreement may also include securities that a Fund could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, the Fund must determine that a repurchase obligation with a particular counterparty involves minimal credit risk to the Fund and otherwise satisfies any additional credit quality standards applicable to the Fund.

In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of a default under a repurchase agreement that is construed to be a collateralized loan, instead of the contractual fixed rate of return, the rate of return to a Fund will depend upon intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, a Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. In general, for Federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities “sold.” Therefore, amounts earned under such agreements, even if the underlying securities are tax-exempt securities, will not be considered tax-exempt interest. From time to time, a Fund also may invest in money market securities pursuant to purchase and sale contracts. While purchase and sale contracts are similar to repurchase agreements, purchase and sale contracts are structured so as to be in substance more like a purchase and sale of the underlying security than is the case with repurchase agreements and, with purchase and sale contracts, the purchaser receives any interest on the security paid during the period of the contract.

Repurchase agreements pose certain risks for a Fund that utilizes them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Funds seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, a Fund would retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction.

Regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many repurchase agreements and purchase and sale contracts, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such agreements, take foreclosure action, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing repurchase agreements and purchase and sale contracts or to realize amounts to be received under such agreements.

Reverse Repurchase Agreements. A Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to another party and agrees to repurchase them at a mutually agreed-upon date and price. Reverse repurchase agreements involve the risk that (i) the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase and (ii) the price of the securities sold may decline below the price at which the Fund is required to repurchase them. In addition, if the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligations to repurchase the securities and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Additionally, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many reverse repurchase agreements, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such agreements, take foreclosure action, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing reverse repurchase agreements or to realize amounts to be received under such agreements.

Rule 2a-7 Requirements. Rule 2a-7 under the Investment Company Act sets forth portfolio maturity, liquidity, diversification and quality requirements applicable to all money market funds.

Maturity. Each Fund is managed so that the dollar-weighted average maturity of all of its investments will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less. In addition, the Funds will not acquire any instrument with a remaining maturity of greater than 397 days. The “dollar-weighted average maturity” of a Fund is the average amount of time until the issuers of the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in a Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security under certain circumstances as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity. “Dollar-weighted average life” of a Fund’s portfolio is calculated without reference to the exceptions used in calculating the dollar-weighted average maturity for variable or floating rate securities regarding the use of interest rate reset dates.

Liquidity. Rule 2a-7 contains a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under section 22(e) of the Investment Company Act, and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, each Fund’s adviser or sub-adviser must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this provision may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below. The Funds will not acquire any security other than daily liquid assets unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets. The Funds will not acquire any security other than weekly liquid assets unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. “Daily Liquid Assets” include (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within one business day; and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. “Weekly Liquid Assets” include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S.

Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate readjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. No Fund will invest more than 5% of the value of its total assets in securities that are illiquid (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund).

Portfolio Diversification and Quality. Immediately after the acquisition of any security, taxable money market funds must not have invested more than: Five percent of its total assets in securities issued by the issuer of the security, provided, however, such a fund may invest up to twenty-five percent of its total assets in the securities of a single issuer for a period of up to three business days after the acquisition thereof; provided, further, that the fund may not invest in the securities of more than one issuer in accordance with the foregoing proviso at any time; and ten percent of its total assets in securities issued by or subject to demand features or guarantees from the institution that issued the demand feature or guarantee.

Government Money Market Funds. A government money market fund invests at least 99.5% of its total assets in obligations of the U.S. Government, including obligations of the U.S. Treasury and federal agencies and instrumentalities, as well as repurchase agreements collateralized by government securities. Under Rule 2a-7, a government money market fund may, but is not required to, impose liquidity fees and suspend redemptions. The Board of Trustees has determined that each Fund that is a government money market fund will not be subject to liquidity fees and redemption gates under Rule 2a-7.

Retail Money Market Funds. A retail money market fund is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Under Rule 2a-7, a retail money market fund is subject to the liquidity fees and redemption gates provisions; however, a retail money market fund is permitted to use the amortized cost method of accounting or the penny rounding method, allowing a retail money market fund to maintain a stable NAV.

Securities Lending. Each Fund may lend portfolio securities to certain borrowers determined to be creditworthy by BlackRock, including to borrowers affiliated with BlackRock. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loans of the particular Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received). A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund is paid the value of any interest or cash or non-cash distributions paid on the loaned securities that it would have otherwise received if the securities were not on loan.

With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated for any positive difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Fund for such loans, and uninvested cash, may be invested, among other things, in a private money market fund managed by an affiliate of the Manager or in registered money market funds advised by the Manager or its affiliates; such investments are subject to investment risk.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees each Fund has agreed to pay a borrower), foreign exchange risk (i.e., the risk of a shortfall at default when a cash collateral investment is denominated in a currency other than the currency of the assets being loaned due to movements in foreign exchange rates), and credit, legal, counterparty and market risks (including the risk that market events could lead a Fund to recall loaned securities or to lend less or none at all, which could lead to reduced securities lending revenue). If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund’s ability to participate in a corporate action event may be impacted, or the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This latter event could trigger adverse tax consequences for a Fund. A Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments for dividends received by a Fund for securities loaned out by the Fund will not be considered qualified dividend income. The securities lending agent will take the tax effects on shareholders of this difference into account in connection with the Fund’s securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income. There could also be changes in the status of issuers under applicable laws and regulations, including tax regulations, that may impact the regulatory or tax treatment of loaned securities and could, for example, result in a delay in the payment of dividend equivalent payments owed to a Fund (as permitted by applicable law).

Regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements.

Structured Notes. Structured notes and other related instruments purchased by a Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). Issuers of structured notes include corporations and banks. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the value of the reference measure. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital by a Fund. The interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference measure.

Structured notes may be positively or negatively indexed, so the appreciation of the reference measure may produce an increase or a decrease in the interest rate or the value of the principal at maturity. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of reference measures. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

The purchase of structured notes exposes a Fund to the credit risk of the issuer of the structured product. Structured notes may also be more volatile, less liquid, and more difficult to price accurately than less complex securities and instruments or more traditional debt securities. The secondary market for structured notes could be illiquid making them difficult to sell when the Fund determines to sell them. The possible lack of a liquid secondary market for structured notes and the resulting inability of the Fund to sell a structured note could expose the Fund to losses and could make structured notes more difficult for the Fund to value accurately.

Taxable Money Market Securities. Certain Funds may invest in a variety of taxable money market securities (“Taxable Securities”). The Taxable Securities in which certain Funds may invest consist of U.S. Government securities, U.S. Government agency securities, domestic bank certificates of deposit and bankers’ acceptances, short term corporate debt securities such as commercial paper and repurchase agreements. These investments must have a maturity not in excess of 397 days from the date of purchase.

The standards applicable to Taxable Securities in which certain Funds invest are essentially the same as those described above with respect to Municipal Securities. Certain Funds may not invest in any security issued by a depository institution unless such institution is organized and operating in the United States, has total assets of at least $1 billion and is federally insured. Taxable Securities in which the Funds invest will be determined by the Manager to present minimal credit risks to the Fund, and certain Funds may require that portfolio investments (or their issuers) receive minimum credit ratings from one or more NRSROs, or if not rated, are determined by the Manager to be of comparable quality to securities that have received such rating(s).

U.S. Government Obligations. Examples of the types of U.S. Government obligations that may be held by certain Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), Federal Financing Bank, General Services Administration, The Co-operative Central Bank, Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Farm Credit System and Tennessee Valley Authority. Certain Funds may also invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such obligations of Ginnie Mae, Fannie Mae and Freddie Mac.

To the extent consistent with their respective investment objectives, the Funds may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. Government or its agencies, instrumentalities or U.S. Government sponsored enterprises. Not all U.S. Government obligations carry the same credit support. No assurance can be given that the U.S. Government would provide financial support to its agencies, instrumentalities or U.S. Government sponsored enterprises if it were not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future.

In addition, certain Funds may invest in U.S. Treasury Floating Rate Notes (FRNs), which are two-year notes issued by the U.S. Treasury. The interest rate of an FRN changes over the life of the FRN and is the sum of an index rate and a spread. The index rate of an FRN is tied to the highest accepted discount rate of the most recent 13-week Treasury bill and is re-set every week. The spread is a rate applied to the index rate. The spread stays the same for the life of an FRN. The spread is determined at the auction where the FRN is first offered. The spread is the highest accepted discount margin in that auction. See also “Variable and Floating Rate Instruments” below.

Variable and Floating Rate Instruments. Certain Funds may purchase variable and floating rate instruments. Variable and floating rate instruments are subject to the credit quality standards described in the Prospectus. A Fund invests in variable or floating rate notes only when the Manager deems the investment to involve minimal credit risk. In some cases, the Funds may require that the obligation to pay the principal of the instrument be backed by a letter of credit or guarantee. Such instruments may carry stated maturities in excess of 397 days provided that the maturity-shortening provisions stated in Rule 2a-7 are satisfied. Although a particular variable or floating rate demand instrument may not be actively traded in a secondary market, in some cases, a Fund may be entitled to principal on demand and may be able to resell such notes in the dealer market.

Variable and floating rate instruments held by a Fund generally may have maturities of more than 397 days provided: (i) they are subject to a demand feature entitling the Fund to the payment of principal and interest within 397 days of exercise, unless the instrument is issued or guaranteed by the U.S. Government or its agencies and/or instrumentalities, and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 days.

In determining a Fund’s weighted average portfolio maturity and whether a long-term variable rate demand instrument has a remaining maturity of 397 days or less, the instrument will be deemed by a Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining a Fund’s weighted average portfolio maturity and whether a long-term floating rate demand instrument has a remaining maturity of 397 days or less, the instrument will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand. In addition, a variable or floating rate instrument issued or guaranteed by the U.S. Government or its agencies and/or instrumentalities will be deemed by a Fund to have a maturity equal to the period remaining until its next interest rate adjustment (in the case of a variable rate instrument) or one day (in the case of a floating rate instrument). Variable and floating rate notes are frequently rated by credit rating agencies, and their issuers must satisfy the Fund’s quality and maturity requirements. If an issuer of such a note were to default on its payment obligation, the Fund might be unable to dispose of the note because of the absence of an active secondary market and might, for this or other reasons, suffer a loss.

When-Issued Securities, Delayed Delivery Securities and Forward Commitments. A Fund may purchase or sell securities that it is entitled to receive on a when-issued basis. A Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment (including on a “TBA” (to be announced) basis). These transactions involve the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

Pursuant to recommendations of the Treasury Market Practices Group, which is sponsored by the Federal Reserve Bank of New York, a Fund or its counterparty generally will be required to post collateral when entering into certain forward-settling transactions, including without limitation TBA transactions.

There can be no assurance that a security purchased on a when-issued basis will be issued or that a security purchased or sold on a delayed delivery basis or through a forward commitment will be delivered. Also, the value of securities in these transactions on the delivery date may be more or less than the price paid by the Fund to purchase the securities. The Fund will lose money if the value of the security in such a transaction declines below the purchase price and will not benefit if the value of the security appreciates above the sale price during the commitment period.

If deemed advisable as a matter of investment strategy, a Fund may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

When a Fund engages in when-issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many agreements with respect to when-issued, TBA and forward commitment transactions, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing agreements with respect to these transactions or to realize amounts to be received under such agreements.

Diversification Status

Each Fund’s investments will be limited in order to allow the Fund to continue to qualify as a regulated investment company under the Code. To qualify, among other requirements, each Fund will limit its investments so that at the close of each quarter of the taxable year (i) at least 50% of the market value of each Fund’s total assets is represented by cash, securities of other regulated investment companies, U.S. Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income). See “Dividends and Taxes — Taxes.”

Each Fund has elected to be classified as “diversified” under the Investment Company Act. Each Fund must also satisfy the diversification requirements set forth in Rule 2a-7.

MANAGEMENT AND OTHER SERVICE ARRANGEMENTS

Trustees and Officers

See “Information on Directors and Officers, ‘— Biographical Information,’ ‘— Share Ownership’ and ‘— Compensation of Directors’” or “Information on Trustees and Officers, ‘— Biographical Information,’ ‘— Share Ownership’ and ‘— Compensation of Trustees’,” as applicable, in Part I of each Fund’s SAI for biographical and certain other information relating to the Trustees and officers of your Fund, including Trustees’ compensation.

Management Arrangements

Management Services. The Manager provides each Fund with investment advisory and management services. Subject to the supervision of the Board of Trustees, the Manager is responsible for the actual management of a Fund’s portfolio and reviews the Fund’s holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager. The Manager performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of each Fund.

Management Fee. Each Fund has entered into a management agreement with the Manager pursuant to which the Manager receives for its services to the Fund monthly compensation at an annual rate based on the average daily net assets of the Fund. For information regarding specific fee rates for your Fund and the fees paid by your Fund to the Manager for the Fund’s last three fiscal years or other applicable periods, see “Management, Advisory and Other Service Arrangements” or “Management and Advisory Arrangements,” as applicable, in Part I of each Fund’s SAI. Each Management Agreement obligates the Manager to provide investment advisory services and to pay, or cause an affiliate to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Fund. Each Manager is also obligated to pay, or cause an affiliate to pay, the fees of all officers and Trustees of the Fund who are affiliated persons of the Manager or any affiliate.

For Funds that do not have an administration agreement with the Manager, each Management Agreement obligates the Manager to provide management services and to pay all compensation of and furnish office space for officers and employees of a Fund connected with investment and economic research, trading and investment management of the Fund, as well as the fees of all Trustees of the Fund who are interested persons of the Fund. Each Fund pays all other expenses incurred in the operation of that Fund, including among other things: taxes; expenses for legal and auditing services; costs of preparing, printing and mailing proxies, shareholder reports, prospectuses and statements of additional information, except to the extent paid by BlackRock Investments, LLC (the “Distributor” or “BRIL”), charges of the custodian and sub-custodian, and the transfer agent; expenses of redemption of shares; Commission fees; expenses of registering the shares under Federal, state or foreign laws; fees and expenses of Trustees who are not interested persons of a Fund as defined in the Investment Company Act; accounting and pricing costs (including the daily calculations of NAV); insurance; interest; brokerage costs; litigation and other extraordinary or non-recurring expenses; and other expenses properly payable by the Fund. Certain accounting services are provided to each Fund by The Bank of New York Mellon (“BNYM”), State Street Bank and Trust Company (“State Street”) or JPMorgan Chase Bank, N.A. (“JPM”) pursuant to an agreement between BNYM, State Street or JPM, as applicable, and each Fund. Each Fund pays a fee for these services. In addition, the Manager provides certain accounting services to each Fund and the Fund pays the Manager a fee for such services. The Distributor pays certain promotional expenses of the Funds incurred in connection with the offering of shares of the Funds. Certain expenses are financed by each Fund pursuant to distribution plans in compliance with Rule 12b-1 under the Investment Company Act. See “Purchase of Shares — Distribution and/or Shareholder Servicing Plans.”

Organization of the Manager. The Manager, BlackRock Advisors, LLC, is a Delaware limited liability company and an indirect, wholly owned subsidiary of BlackRock, Inc.

Duration and Termination. Unless earlier terminated as described below, each Management Agreement will remain in effect from year to year if approved annually (a) by the Trustees or by a vote of a majority of the outstanding voting securities of the Fund and (b) by a majority of the Trustees who are not parties to such agreement or interested persons (as defined in the Investment Company Act) of any such party. The Management Agreements are not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

Other Service Arrangements

Administrative Services and Administrative Fee. Certain Funds have entered into an administration agreement (the “Administration Agreement”) with an administrator identified in the Fund’s Prospectus and Part I of the Fund’s SAI (each, an “Administrator”). For its services to a Fund, the Administrator receives monthly compensation at the annual rate set forth in each applicable Fund’s Prospectus. For information regarding any administrative fees paid by your Fund to the Administrator for the periods indicated, see “Management, Advisory and Other Service Arrangements” or “Management and Advisory Arrangements,” as applicable, in Part I of that Fund’s SAI.

For Funds that have an Administrator, the Administration Agreement obligates the Administrator to provide certain administrative services to the Fund and to pay, or cause its affiliates to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Fund. Each Administrator is also obligated to pay, or cause its affiliates to pay, the fees of those officers and Trustees of the Fund who are affiliated persons of the Administrator or any of its affiliates.

Duration and Termination of Administration Agreement. Unless earlier terminated as described below, each Administration Agreement will continue from year to year if approved annually (a) by the Board of Trustees of each applicable Fund or by a vote of a majority of the outstanding voting securities of such Fund and (b) by a majority of the Trustees of the Fund who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

Transfer Agency Services. Each Fund has entered into an agreement with a transfer agent identified in the Fund’s Prospectus and Part I of the Fund’s SAI, pursuant to which the transfer agent is responsible for the issuance, transfer, and redemption of shares and the opening and maintenance of shareholder accounts. Each Fund pays a fee for these services.

See “Management, Advisory and Other Service Arrangements, ‘— Transfer Agent’ or ‘— Transfer Agency Agreement’” or “Management and Advisory Arrangements — Transfer Agency and Shareholders’ Administrative Services,” as applicable, in Part I of each Fund’s SAI.

Independent Registered Public Accounting Firm. The Audit Committee of each Fund, the members of which are non-interested Trustees of the Fund, has selected an independent registered public accounting firm for that Fund that audits the Fund’s financial statements. Please see the inside back cover page of your Fund’s Prospectus and Part I, Section IX “Additional Information” of each Fund’s SAI for information on your Fund’s independent registered public accounting firm.

Custodian Services. The name and address of the custodian (the “Custodian”) of each Fund appears on the inside back cover page of the Fund’s Prospectus. The Custodian is responsible for safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund’s investments. The Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories.

Accounting Services. Each Fund has entered into an agreement with BNYM, State Street or JPM, pursuant to which BNYM, State Street or JPM provides certain accounting and administrative services to the Fund. Each Fund pays a fee for these services. The Manager or the Administrator also provides certain accounting services to each Fund and each Fund reimburses the Manager or the Administrator for these services.

See “Management, Advisory and Other Service Arrangements — Accounting Services” or “Management and Advisory Arrangements — Accounting Services,” as applicable, in Part I of each Fund’s SAI for information on the amounts paid by your Fund to BNYM, State Street or JPM, the Manager and/or the Administrator for the periods indicated.

Distribution Expenses. Each Fund has entered into a distribution agreement with the Distributor in connection with the continuous offering of each class of shares of the Fund (the “Distribution Agreements”). The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of each class of shares of the Funds. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of these documents used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. Each Distribution Agreement is subject to the same renewal requirements and termination provisions as the Management Agreement described above. See “Information on Sales Charges and Distribution Related Expenses” or “Information on Distribution Related Expenses,” as applicable, in Part I of each Fund’s SAI for information on the fees paid by your Fund for the periods indicated.

Disclosure of Portfolio Holdings

The Board of Trustees of each Fund and the Board of Directors of the Manager have each approved Portfolio Information Distribution Guidelines (the “Policy”) regarding the disclosure of each Fund’s portfolio securities, as applicable, and other portfolio information. The purpose of the Policy is to ensure that (i) shareholders and prospective shareholders of the Funds have equal access to portfolio holdings and characteristics and (ii) third parties (such as consultants, intermediaries and third-party data providers) have access to such information no earlier or more frequently than shareholders and prospective shareholders.

Pursuant to the Policy, each Fund and the Manager may, under certain circumstances as set forth below, make selective disclosure with respect to a Fund’s Portfolio Characteristics (as defined below) and Portfolio Holdings (as defined below). The Board of Trustees of each Fund and the Board of Directors of the Manager have each approved the adoption by the Fund of the Policy, and employees of the Manager are responsible for adherence to the Policy. The Board of Trustees provides ongoing oversight of the Fund’s and Manager’s compliance with the Policy.

Disclosure of material non-public information (“Confidential Information”) about a Fund’s Portfolio Holdings and/or Portfolio Characteristics is prohibited, except as provided in the Policy.

Confidential Information relating to a Fund may not be distributed to persons not employed by BlackRock unless the Fund has a legitimate business purpose for doing so and confidentiality obligations are in effect, as appropriate.

•	Portfolio Holdings: “Portfolio Holdings” are a Fund’s portfolio securities and other instruments, and include, but are not limited to:

•	for equity securities, information such as issuer name, CUSIP, ticker symbol, total shares and market value;

•	for fixed income securities, information such as issuer name, CUSIP, ticker symbol, coupon, maturity, current face value, market value, yield, WAL, duration and convexity;

•	for all securities, information such as quantity, SEDOL and market price as of a specific date;

•	for derivatives, indicative data including, but not limited to, pay leg, receive leg, notional amount, reset frequency and trade counterparty; and

•

for trading strategies, specific portfolio holdings, including the number of shares held, weightings of particular holdings, trading details, pending or recent transactions and portfolio management plans to purchase or sell particular securities or allocation within particular sectors.

•

Portfolio Characteristics (excluding Liquidity Metrics): “Portfolio Characteristics” include, but are not limited to, sector allocation, credit quality breakdown, maturity distribution, duration and convexity measures, average credit quality, average maturity, average coupon, top 10 holdings with percent of the fund held, average market capitalization, capitalization range, risk related information (e.g., value at risk, standard deviation), ROE, P/E, P/B, P/CF, P/S and EPS.

•

Additional characteristics specific to money market funds include, but are not limited to, historical daily and weekly liquid assets (as defined under Rule 2a-7) and historical fund net inflows and outflows.

•	Portfolio Characteristics — Liquidity Metrics:

•

“Liquidity Metrics” which seek to ascertain a Fund’s liquidity profile under BlackRock’s global liquidity risk methodology which include but are not limited to: (a) disclosure regarding the number of days needed to liquidate a portfolio or the portfolio’s underlying investments; and (b) the percentage of a Fund’s NAV invested in a particular liquidity tier under BlackRock’s global liquidity risk methodology.

•	The dissemination of position-level liquidity metrics data and any non-public regulatory data pursuant to SEC Rule 22e-4 (including SEC liquidity tiering) is not permitted unless pre-approved.

•

Disclosure of Liquidity Metrics pursuant to Section 3 of the Policy should be reviewed by BlackRock’s Risk and Quantitative Analysis Group and the relevant portfolio management team prior to dissemination.

Information that is non-material or that may be obtained from public sources (i.e., information that has been publicly disclosed via a filing with the SEC (e.g., a fund’s annual report), through a press release or placement on a publicly-available internet website), or information derived or calculated from such public sources shall not be deemed Confidential Information.

Portfolio Holdings and Portfolio Characteristics may be disclosed in accordance with the below schedule.

Open-End Mutual Funds (Excluding Money Market Funds)

Time Periods for Portfolio Holdings
	Prior to 20 Calendar Days After Month-End	20 Calendar Days After Month-End To Public Filing
Portfolio Holdings	Cannot disclose without non-disclosure or confidentiality agreement and Chief Compliance Officer (“CCO”) approval.	May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers (e.g., Lipper, Morningstar and Bloomberg), except with respect to Global Allocation funds* (whose portfolio holdings may be disclosed 40 calendar days after quarter-end based on the applicable fund’s fiscal year end) and BlackRock Core Bond Portfolio and BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds V, BlackRock Strategic Global Bond Fund, Inc., Master Total Return Portfolio of Master Bond LLC, BlackRock Total Return V.I. Fund of BlackRock Variable Series Funds II, Inc., BlackRock Sustainable Total Return Fund of BlackRock Bond Fund, Inc. and BlackRock Unconstrained Equity Fund (each of whose portfolio holdings may be disclosed 60 calendar days after month-end). If Portfolio Holdings are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Time Periods for Portfolio Characteristics
Portfolio Characteristics (Excluding Liquidity Metrics)	Prior to 5 Calendar Days After Month-End	5 Calendar Days After Month-End
	Cannot disclose without non-disclosure or confidentiality agreement and CCO approval.*, **	May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers (e.g., Lipper, Morningstar and Bloomberg). If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Portfolio Characteristics — Liquidity Metrics	Prior to 60 Calendar Days After Calendar Quarter-End	60 Calendar Days After Calendar Quarter-End
	Cannot disclose without non-disclosure or confidentiality agreement and CCO approval.	May disclose to shareholders, prospective shareholders, intermediaries and consultants; provided portfolio management has approved. If Liquidity Metrics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

* Global Allocation Exception: For purposes of portfolio holdings, Global Allocation funds include BlackRock Global Allocation Fund, Inc., BlackRock Global Allocation Portfolio of BlackRock Series Fund, Inc. and BlackRock Global Allocation V.I. Fund of BlackRock Variable Series Funds, Inc. Information on certain Portfolio Characteristics of BlackRock Global Allocation Portfolio and BlackRock Global Allocation V.I. Fund is available, upon request, to insurance companies that use these funds as underlying investments (and to advisers and sub-advisers of funds invested in BlackRock Global Allocation Portfolio and BlackRock Global Allocation V.I. Fund) in their variable annuity contracts and variable life insurance policies on a weekly basis (or such other period as may be determined to be appropriate). Disclosure of such characteristics of these two funds constitutes a disclosure of Confidential Information and is being made for reasons deemed appropriate by BlackRock and in accordance with the requirements set forth in these guidelines. If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

** Strategic Income Opportunities Exception: Information on certain Portfolio Characteristics of BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds V may be made available to shareholders, prospective shareholders, intermediaries, consultants and third party data providers, upon request on a more frequent basis as may be deemed appropriate by BlackRock from time-to-time. If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

Money Market Funds***

Time Periods
	Prior to 5 Calendar Days After Month-End	5 Calendar Days After Month-End to Date of Public Filing
Portfolio Holdings

Cannot disclose without non-disclosure or confidentiality agreement and CCO approval except the following portfolio holdings information may be released as follows:

• Weekly portfolio holdings information released on the website at least one business day after week-end except:

• Other information as may be required under Rule 2a-7 (e.g., name of issuer, category of investment, principal amount, maturity dates, yields).

• For Government money market funds, daily portfolio holdings are released on the website the following business day.

May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers. If portfolio holdings are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Portfolio Characteristics

Cannot disclose without non-disclosure or confidentiality agreement and CCO approval except the following information may be released on the Fund’s website daily:

• Historical NAVs calculated based on market factors (e.g., marked-to-market)

• Percentage of fund assets invested in daily and weekly liquid assets (as defined under Rule 2a-7)

• Daily net inflows and outflows

• Yields, SEC yields, WAM, WAL, current assets

• Other information as may be required by Rule 2a-7

May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers. If Portfolio Characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

*** BlackRock Short Obligation. Fund’s holdings may be disclosed in accordance with the frequency for money market funds.

**** Circle Reserve Fund Exception: Information on portfolio holdings and certain portfolio characteristics of the Circle Reserve Fund may be made available to the sole shareholder of the Fund, upon request, on a more frequent basis as may be deemed appropriate by BlackRock from time-to-time.

Guidelines for Confidential and Non-Material Information. Confidential Information may be disclosed to the Fund’s Board of Trustees and its counsel, outside counsel for the Fund, the Fund’s auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service) for which a non-disclosure or confidentiality agreement is in place with such service providers. With respect to Confidential Information, the Fund’s CCO or his or her designee may authorize the following, subject in the case of (ii) and (iii) to a confidentiality or non-disclosure arrangement:

(i) the preparation and posting of the Fund’s Portfolio Holdings and/or Portfolio Characteristics to its website on a more frequent basis than authorized above;

(ii) the disclosure of the Fund’s Portfolio Holdings to third-party service providers not noted above; and

(iii) the disclosure of the Fund’s Portfolio Holdings and/or Portfolio Characteristics to other parties for legitimate business purposes.

Fact Sheets and Reports

•

Fund Fact Sheets are available to shareholders, prospective shareholders, intermediaries and consultants on a monthly or quarterly basis no earlier than the fifth calendar day after the end of a month or quarter.

•

Money Market Performance Reports are typically available to shareholders, prospective shareholders, intermediaries and consultants by the tenth calendar day of the month (and on a one day lag for certain institutional funds). They contain monthly money market Fund performance, rolling 12-month average and benchmark performance.

Other Information. The Policy shall also apply to other Confidential Information of a Fund such as performance attribution analyses or security-specific information (e.g., information about Fund holdings where an issuer has been downgraded, been acquired or declared bankruptcy).

Data on NAVs, asset levels (by total Fund and share class), accruals, yields, capital gains, dividends and fund returns (net of fees by share class) are generally available to shareholders, prospective shareholders, consultants, and third-party data providers upon request, as soon as such data is available.

Contact Information. For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors should call the number set out on the back cover of the Prospectus.

Compensation. Neither a Fund, a service provider nor any of their affiliated persons (as that term is defined in the Investment Company Act) shall receive compensation in any form in connection with the disclosure of information about such Fund’s Portfolio Holdings or Portfolio Characteristics.

Ongoing Arrangements. The Manager has entered into ongoing agreements to provide selective disclosure of Fund Portfolio Holdings to the following persons or entities:

1.	Fund’s Board of Trustees and, if necessary, independent Trustees’ counsel and Fund counsel.

2.	Fund’s transfer agent.

3.	Fund’s Custodian.

4.	Fund’s Administrator, if applicable.

5.	Fund’s independent registered public accounting firm.

6.	Fund’s accounting services provider.

7.	Independent rating agencies — Morningstar, Inc., Lipper Inc., S&P, Moody’s, Fitch.

8.	Information aggregators — Markit on Demand, Thomson Financial and Bloomberg, eVestments Alliance, Informa/PSN Investment Solutions, Crane Data and iMoneyNet.

9.

Pricing Vendors — Refinitiv, ICE Data Services, Bloomberg, IHS Markit, JP Morgan Pricing-Direct, Loan Pricing Corporation, Valuation Research Corporation, Murray, Devine & Co., Inc. and WM Company PLC.

10.	Portfolio Compliance Consultants — Oracle Financial Services.

11.

Third-party feeder funds — Stock Index Fund, a series of Homestead Funds, Inc.; Transamerica Stock Index, a series of Transamerica Funds; and Alight Money Market Fund, a series of Alight Series Trust and their respective boards, sponsors, administrators and other service providers.

12.	Affiliated feeder funds — Treasury Money Market Fund (Cayman) and its board, sponsor, administrator and other service providers.

13.

Other — Investment Company Institute, Goldman Sachs Asset Management, L.P., Mizuho Asset Management Co., Ltd., Nationwide Fund Advisors, State Street Bank and Trust Company, Donnelley Financial Solutions, Inc., Silicon Valley Bank and BNY Mellon Markets.

With respect to each such arrangement, a Fund has a legitimate business purpose for the release of information. The release of the information is subject to confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided. The Funds, BlackRock and their affiliates do not receive any compensation or other consideration in connection with such arrangements.

The Funds and the Manager monitor, to the extent possible, the use of Confidential Information by the individuals or firms to which it has been disclosed. To do so, in addition to the requirements of any applicable confidentiality agreement and/or the terms and conditions of the Fund’s and Manager’s Codes of Ethics — all of which require persons or entities in possession of Confidential Information to keep such information confidential and not to trade on such information for their own benefit — the Manager’s compliance personnel under the supervision of the Fund’s CCO, monitor the Manager’s securities trading desks to determine whether individuals or firms who have received Confidential Information have made any trades on the basis of that information. In addition, the Manager maintains an internal restricted list to prevent trading by the personnel of the Manager or its affiliates in securities — including securities held by a Fund — about which the Manager has Confidential Information. There can be no assurance, however, that the Fund’s policies and procedures with respect to the selective disclosure of Portfolio Holdings will prevent the misuse of such information by individuals or firms that receive such information.

Potential Conflicts of Interest

Certain activities of BlackRock, Inc., BlackRock Advisors, LLC and the other subsidiaries of BlackRock, Inc. (collectively referred to in this section as “BlackRock”) and their respective directors, officers or employees, with respect to the Funds and/or other accounts managed by BlackRock, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world’s largest asset management firms. BlackRock, its subsidiaries and their respective directors, officers and employees, including the business units or entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including managing equities, fixed income securities, cash and alternative investments, and other financial services, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage a Fund and its shareholders. These businesses and interests include potential multiple advisory, transactional, financial and other relationships with, or interests in companies and interests in securities or other instruments that may be purchased or sold by a Fund.

BlackRock has proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. BlackRock is also a major participant in the global currency, equities, swap and fixed income markets, in each case, for the accounts of clients and, in some cases, on a proprietary basis. As such, BlackRock is or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on a Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund.

When BlackRock seeks to purchase or sell the same assets for client accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur with respect to BlackRock-advised accounts when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so. Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) BlackRock or its other accounts or funds, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) BlackRock or its other accounts or funds.

BlackRock, on behalf of other client accounts, on the one hand, and a Fund, on the other hand, may invest in or extend credit to different parts of the capital structure of a single issuer. BlackRock may pursue rights, provide advice or engage in other activities, or refrain from pursuing rights, providing advice or engaging in other activities, on behalf of other clients with respect to an issuer in which a Fund has invested, and such actions (or refraining from action) may have a material adverse effect on the Fund. In situations in which clients of BlackRock (including the Funds) hold positions in multiple parts of the capital structure of an issuer, BlackRock may not pursue certain actions or remedies that may be available to a Fund, as a result of legal and regulatory requirements or otherwise. BlackRock addresses these and other potential conflicts of interest based on the facts and circumstances of particular situations. For example, BlackRock may determine to rely on information barriers between different business units or portfolio management teams. BlackRock may also determine to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of the Funds.

In addition, to the extent permitted by applicable law, certain Funds may invest their assets in other funds advised by BlackRock, including funds that are managed by one or more of the same portfolio managers, which could result in conflicts of interest relating to asset allocation, timing of Fund purchases and redemptions, and increased remuneration and profitability for BlackRock and/or its personnel, including portfolio managers.

In certain circumstances, BlackRock, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BlackRock. BlackRock may (but is not required to) effect purchases and sales between BlackRock clients (“cross trades”), including the Funds, if BlackRock believes such transactions are appropriate based on each party’s investment objectives and guidelines, subject to applicable law and regulation. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit BlackRock’s decision to engage in these transactions for the Funds. BlackRock may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

BlackRock and its clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock for its proprietary accounts or other accounts (including investment companies or collective investment vehicles) that it manages or advises. It is possible that one or more accounts managed or advised by BlackRock and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more proprietary or other accounts managed or advised by BlackRock achieve significant profits. The opposite result is also possible.

From time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual requirements applicable to BlackRock or other accounts managed or advised by BlackRock, and/or the internal policies of BlackRock designed to comply with such requirements. As a result, there may be periods, for example, when BlackRock will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock is performing services or when position limits have been reached. For example, the investment activities of BlackRock for its proprietary accounts and accounts under its management may limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by BlackRock. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, BlackRock will not have any obligation to make available any information regarding its proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock, or the activities or strategies used for accounts managed by BlackRock or other client accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.

The Funds may be included in investment models developed by BlackRock for use by clients and financial advisors. To the extent clients invest in these investment models and increase the assets under management of the Funds, the investment management fee amounts paid by the Funds to BlackRock may also increase. The net asset value and liquidity of a Fund may be impacted by purchases and sales of the Fund by model-driven investment portfolios, as well as by BlackRock itself and by its advisory clients.

In addition, certain principals and certain employees of a Fund’s investment adviser are also principals or employees of other business units or entities within BlackRock. As a result, these principals and employees may have obligations to such other business units or entities or their clients and such obligations to other business units or entities or their clients may be a consideration of which investors in a Fund should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which clients of BlackRock, or, to the extent permitted by the Commission and applicable law, BlackRock, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock.

BlackRock may also create, write or issue derivatives for clients, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. BlackRock has entered into an arrangement with Markit Indices Limited, the index provider for underlying fixed-income indexes used by certain iShares ETFs, related to derivative fixed-income products that are based on such iShares ETFs. BlackRock will receive certain payments for licensing intellectual property belonging to BlackRock and for facilitating provision of data in connection with such derivative products, which may include payments based on the trading volumes of, or revenues generated by, the derivative products. The Funds and other accounts managed by BlackRock may from time to time transact in such derivative products where permitted by the Fund’s investment strategy, which could contribute to the viability of such derivative products by making them more appealing to funds and accounts managed by third parties, and in turn lead to increased payments to BlackRock. Trading activity in these derivative products could also potentially lead to greater liquidity for such products, increased purchase activity with respect to these iShares ETFs and increased assets under management for BlackRock.

A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by BlackRock and may also enter into transactions with other clients of BlackRock where such other clients have interests adverse to those of the Fund. At times, these activities may cause business units or entities within BlackRock to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent such transactions are permitted, a Fund will deal with BlackRock on an arms-length basis.

To the extent authorized by applicable law, BlackRock may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by BlackRock will be in its view commercially reasonable, although BlackRock, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to BlackRock and such sales personnel, which may have an adverse effect on the Funds. Index based funds may use an index provider that is affiliated with another service provider of the Fund or BlackRock that acts as a broker, dealer, agent, lender or in other commercial capacities for a Fund or BlackRock.

Subject to applicable law, BlackRock (and its personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities. No accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by BlackRock of any such fees or other amounts.

When BlackRock acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, BlackRock may take commercial steps in its own interests, which may have an adverse effect on the Funds.

A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. BlackRock will not have any obligation to allow its credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock in evaluating the Fund’s creditworthiness.

BlackRock Investment Management, LLC (“BIM”), an affiliate of BlackRock, pursuant to SEC exemptive relief, acts as securities lending agent to, and receives a share of securities lending revenues from, the Funds. BlackRock will also receive compensation for managing the reinvestment of the cash collateral from securities lending. There are potential conflicts of interests in managing a securities lending program, including but not limited to: (i) BlackRock as securities lending agent may have an incentive to increase or decrease the amount of securities on loan or to lend particular securities in order to generate additional risk-adjusted revenue for BlackRock and its affiliates; and (ii) BlackRock as securities lending agent may have an incentive to allocate loans to clients that would provide more revenue to BlackRock. As described further below, BlackRock seeks to mitigate this conflict by providing its securities lending clients with equal lending opportunities over time in order to approximate pro rata allocation.

As part of its securities lending program, BlackRock indemnifies the Funds and certain other clients and/or funds against a shortfall in collateral in the event of borrower default. On a regular basis, BlackRock calculates the potential dollar exposure of collateral shortfall resulting from a borrower default (“shortfall risk”) in the securities lending program. BlackRock established program-wide borrower limits (“credit limits”) to actively manage borrower-specific credit exposure. BlackRock oversees the risk model that calculates projected collateral shortfall values using loan-level factors such as loan and collateral type and market value as well as specific borrower credit characteristics. When necessary, BlackRock may adjust securities lending program attributes by restricting eligible collateral or reducing borrower credit limits. As a result, the management of program-wide exposure as well as BlackRock-specific indemnification exposure may affect the amount of securities lending activity BlackRock may conduct at any given point in time by reducing the volume of lending opportunities for certain loans (including by asset type, collateral type and/or revenue profile).

BlackRock uses a predetermined systematic process in order to approximate pro rata allocation over time. In order to allocate a loan to a portfolio: (i) BlackRock as a whole must have sufficient lending capacity pursuant to the various program limits (i.e. indemnification exposure limit and borrower credit limits); (ii) the lending portfolio must hold the asset at the time a loan opportunity arrives; and (iii) the lending portfolio must also have enough inventory, either on its own or when aggregated with other portfolios into one single market delivery, to satisfy the loan request. In doing so, BlackRock seeks to provide equal lending opportunities for all portfolios, independent of whether BlackRock indemnifies the portfolio. Equal opportunities for lending portfolios does not guarantee equal outcomes. Specifically, short and long-term outcomes for individual clients may vary due to asset mix, asset/liability spreads on different securities, and the overall limits imposed by the firm.

BlackRock may decline to make a securities loan on behalf of a Fund, discontinue lending on behalf of a Fund or terminate a securities loan on behalf of a Fund for any reason, including but not limited to regulatory requirements and/or market rules, liquidity considerations, or credit considerations, which may impact Funds by reducing or eliminating the volume of lending opportunities for certain types of loans, loans in particular markets, loans of particular securities or types of securities, or for loans overall.

Purchases and sales of securities and other assets for a Fund may be bunched or aggregated with orders for other BlackRock client accounts, including with accounts that pay different transaction costs solely due to the fact that they have different research payment arrangements. BlackRock, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable or required, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock, unless prohibited by applicable law, may cause a Fund or account to pay a broker or dealer a commission for effecting a transaction that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. Under the European Union’s (the “EU”) Markets in Financial Instruments Directive, EU investment managers, including BlackRock International Limited which acts as a sub-adviser to certain Funds, pay for research from brokers and dealers directly out of their own resources, rather than through client commissions.

Subject to applicable law, BlackRock may select brokers that furnish BlackRock, the Funds, other BlackRock client accounts or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter (“OTC”) transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock, unless prohibited by applicable law, may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock, unless prohibited by applicable law, may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize certain electronic crossing networks (“ECNs”) (including, without limitation, ECNs in which BlackRock has an investment or other interest, to the extent permitted by applicable law) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock owns a minority interest in, and is a member of, Members Exchange (“MEMX”), a newly created U.S. stock exchange. Transactions for a Fund may be executed on MEMX if third party brokers select MEMX as the appropriate venue for execution of orders placed by BlackRock traders on behalf of client portfolios.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”

It is also possible that, from time to time, BlackRock may, subject to compliance with applicable law, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BlackRock reserves the right, subject to compliance with applicable law, to redeem at any time some or all of the shares of a Fund acquired for its own accounts. A large redemption of shares of a Fund by BlackRock could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock seeks to consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares but is not obligated to do so and may elect not to do so.

It is possible that a Fund may invest in securities of, or engage in transactions with, companies in which BlackRock has significant debt or equity investments or other interests. A Fund may also invest in issuances (such as structured notes) by entities for which BlackRock provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any unit of BlackRock, in the course of these activities. In addition, from time to time, the activities of BlackRock may limit a Fund’s flexibility in purchases and sales of securities. As indicated below, BlackRock may engage in transactions with companies in which BlackRock-advised funds or other clients of BlackRock have an investment.

BlackRock and its personnel and other financial service providers may have interests in promoting sales of the Funds. With respect to BlackRock and its personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for such clients’ accounts may differ from the valuations for the same securities or investments assigned by a Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

As disclosed in more detail in “Determination of Net Asset Value — LEAF” in this SAI, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments are valued at fair value by BlackRock. BlackRock has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act and acts through BlackRock’s Rule 2a-5 Committee (the “2a-5 Committee”), with assistance from other BlackRock pricing committees and in accordance with BlackRock’s policies and procedures (the “Valuation Procedures”). When determining a “fair value price,” the 2a-5 Committee seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s NAV. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued by the 2a-5 Committee at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by BlackRock with respect to services for which it receives an asset-based fee.

To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the Investment Company Act, may pay its share of expenses of a money market fund or other similarly-managed private fund in which it invests, which may result in a Fund bearing some additional expenses.

BlackRock and its directors, officers and employees, may buy and sell securities or other investments for their own accounts and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees of BlackRock that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, BRIL and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics is also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.

BlackRock will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules or guidance adopted under the Investment Company Act engage in transactions with another Fund or accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the Commission. These transactions would be effected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice in certain securities or instruments issued by or related to companies for which BlackRock is performing advisory or other services or has proprietary positions. For example, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a Fund, particularly where such services result in BlackRock obtaining material non-public information about the company (e.g., in connection with participation in a creditors’ committee). Similar situations could arise if personnel of BlackRock serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Funds may purchase securities or instruments that are issued by such companies, are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock are directors or officers of the issuer.

The investment activities of BlackRock for its proprietary accounts and for client accounts may also limit the investment strategies and rights of the Funds. For example, in certain circumstances where the Funds invest in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership restrictions, or invest in certain futures and derivative transactions, there may be limits on the aggregate amount invested by BlackRock for its proprietary accounts and for client accounts (including the Funds) that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BlackRock on behalf of clients (including the Funds) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BlackRock on behalf of its clients (including the Funds) may limit purchases, sell existing investments, or otherwise restrict, forgo or limit the exercise of rights (including transferring, outsourcing or limiting voting rights or forgoing the right to receive dividends) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients (including the Funds), taking into consideration benchmark weight and investment strategy. When ownership in certain securities nears an applicable threshold, BlackRock may limit purchases in such securities to the issuer’s weighting in the applicable benchmark used by BlackRock to manage the Fund. If client (including Fund) holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to sell down these positions to meet the applicable limitations. In these cases, benchmark overweight positions will be sold prior to benchmark positions being reduced to meet applicable limitations.

In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.

BlackRock may maintain securities indices. To the extent permitted by applicable laws, the Funds may seek to license and use such indices as part of their investment strategy. Index based funds that seek to track the performance of securities indices also may use the name of the index or index provider in the fund name. Index providers, including BlackRock (to the extent permitted by applicable law), may be paid licensing fees for use of their index or index name. BlackRock is not obligated to license its indices to any Fund and the Funds are under no obligation to use BlackRock indices. Any Fund that enters into a license for a BlackRock index cannot be assured that the terms of any index licensing agreement with BlackRock will be as favorable as those terms offered to other licensees.

BlackRock may not serve as an Authorized Participant in the creation and redemption of BlackRock-advised ETFs.

BlackRock may enter into contractual arrangements with third-party service providers to the Fund (e.g., custodians, administrators and index providers) pursuant to which BlackRock receives fee discounts or concessions in recognition of BlackRock’s overall relationship with such service providers. To the extent that BlackRock is responsible for paying these service providers out of its management fee, the benefits of any such fee discounts or concessions may accrue, in whole or in part, to BlackRock.

BlackRock owns or has an ownership interest in certain trading, portfolio management, operations and/or information systems used by Fund service providers. These systems are, or will be, used by a Fund service provider in connection with the provision of services to accounts managed by BlackRock and funds managed and sponsored by BlackRock, including the Funds, that engage the service provider (typically the custodian). A Fund’s service provider remunerates BlackRock for the use of the systems. A Fund service provider’s payments to BlackRock for the use of these systems may enhance the profitability of BlackRock.

BlackRock’s receipt of fees from a service provider in connection with the use of systems provided by BlackRock may create an incentive for BlackRock to recommend that a Fund enter into or renew an arrangement with the service provider.

In recognition of a BlackRock client’s overall relationship with BlackRock, BlackRock may offer special pricing arrangements for certain services provided by BlackRock. Any such special pricing arrangements will not affect Fund fees and expenses applicable to such client’s investment in a Fund.

Present and future activities of BlackRock and its directors, officers and employees, in addition to those described in this section, may give rise to additional conflicts of interest.

PURCHASE OF SHARES

Each Fund offers its shares without a sales charge at a price equal to the NAV next determined after a purchase order becomes effective. Each Fund, except LEAF, attempts to maintain a NAV per share of $1.00. The NAV per share of LEAF will fluctuate. Share purchase orders are effective on the date Federal Funds become available to a Fund. Generally, if Federal Funds are available to a Fund prior to the determination of NAV on any business day, the order will be effective on that day. Except as otherwise specified in a Fund’s Prospectus, shares purchased will begin accruing dividends on the day following the date of purchase. Federal Funds are a commercial bank’s deposits in a Federal Reserve Bank and can be transferred from one member bank’s account to that of another member bank on the same day and thus are considered to be immediately available funds. Any order may be rejected by a Fund or the Distributor.

Shareholder Services

Each Fund offers a number of shareholder services described below that are designed to facilitate investment in shares of the Fund. Full details as to each of such services and copies of the various plans and instructions as to how to participate in the various services or plans, or how to change options with respect thereto, can be obtained from each Fund, by calling the telephone number on the cover page to Part I of your Fund’s SAI, or from the Distributor. The types of shareholder service programs offered to shareholders include: Fee-Based Programs; Automatic Investment Plan; and Systematic Withdrawal Plan.

Purchase of Shares of Summit Cash Reserves

Summit Cash Reserves has authorized one or more brokers and/or financial institutions (“Authorized Persons”) to receive on its behalf purchase and redemption orders that are in “good form” in accordance with the policies of those Authorized Persons. Such Authorized Persons are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf, and the Fund will be deemed to have received a purchase or redemption order when an Authorized Person or, if applicable, such Authorized Person’s authorized designee, receives the order. Such customer orders will be priced at the Fund’s NAV next computed after they are received by an Authorized Person or such Authorized Person’s authorized designee. Financial institutions may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

Investor A and Investor C Shares

Purchase of Investor A Shares. The minimum investment for the initial purchase of shares is $1,000. There is no investment minimum for employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs). There is no investment minimum for certain fee-based programs. There is a $50 minimum for subsequent investments (with the exception of certain employer-sponsored retirement plans which may have a lower minimum). Purchases through the Automatic Investment Plan are subject to a lower initial purchase minimum. In addition, the minimum initial investment for employees of the Fund, the Fund’s Manager, sub-adviser, BRIL or transfer agent or employees of their affiliates is $100, unless payment is made through a payroll deduction program in which case the minimum investment is $25.

Purchases of Investor A Shares Through Brokers. It is the responsibility of brokers to transmit purchase orders and payment on a timely basis. Generally, if payment is not received within the period described in the Prospectus, the order will be canceled, notice thereof will be given, and the broker and its customers will be responsible for any loss to the Fund or its shareholders. Orders of less than $500 may be mailed by a broker to the transfer agent.

Other Purchase Information. Shares of the Fund are sold on a continuous basis by BRIL as distributor. BRIL maintains its principal offices at 40 East 52nd Street, New York, New York 10022. Purchases may be effected on weekdays on which the NYSE is open for business (a “Business Day”). Payment for orders of Investor A Shares which are not received or accepted will be returned after prompt inquiry. The issuance of shares is recorded on the books of the Fund. No certificates will be issued for shares. Payments for Investor A Shares of the Fund may, in the discretion of the Fund’s Manager, be made in the form of securities that are permissible investments for the Fund. The Fund reserves the right to reject any purchase order, to modify or waive the minimum initial or subsequent investment requirement and to suspend and resume the sale of any share class of the Fund at any time.

Exchange Privilege. Unless an exemption applies, a front-end sales charge will be charged in connection with exchanges of Investor A Shares of the Fund for Investor A Shares of another fund advised by BlackRock or its affiliates that imposes such a sales charge. Exchanges of Investor C Shares of the Fund for Investor C Shares of one of the non-money market portfolios advised by BlackRock or its affiliates (each a “Non-Money Market Portfolio”) will be exercised at NAV. However, a contingent deferred sales charge (“CDSC”) will be charged in connection with the redemption of the Investor C Shares of the Non-Money Market Portfolio received in the exchange.

A CDSC of 1.00% may apply to certain redemptions of Investor C Shares of Summit Cash Reserves. The Investor C Shares CDSC is only charged upon redemptions of Investor C Shares within one year after you originally acquired the Investor C Shares of the Non-Money Market Portfolio, unless you qualify for a waiver. There is no CDSC charged on redemptions if you have owned your Investor C Shares for more than one year (as measured from your original purchase of Investor C Shares that you exchanged into Investor C Shares of Summit Cash Reserves). In determining whether an Investor C Shares CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in NAV above the initial purchase price of Investor C Shares. In addition, no CDSC will be assessed on Investor C Shares acquired through reinvestment of dividends. It will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the one-year period. A transfer of shares from a shareholder’s account to another account will be assumed to be made in the same order as a redemption.

See “Information on Sales Charges and Distribution Related Expenses” in Part I of the Fund’s SAI for information about amounts paid to the Distributor in connection with CDSC shares for the periods indicated.

The CDSC on Investor C Shares is not charged in connection with: (1) redemptions of Investor C Shares purchased through certain employer-sponsored retirement plans and fee-based programs previously approved by certain Funds and rollovers of current investments in the Fund through such plans; (2) exchanges pursuant to the exchange privilege described in the Fund’s

Prospectus; (3) redemptions made in connection with minimum required distributions due to the shareholder reaching age 72 from IRA and 403(b)(7) accounts; (4) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1⁄2 years old and you purchased your shares prior to October 2, 2006; (5) redemptions made with respect to certain retirement plans sponsored by BlackRock or its affiliates; (6) redemptions in connection with a shareholder’s death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent) or disability (as defined in the Code) subsequent to the purchase of Investor C Shares; (7) withdrawals resulting from shareholder disability (as defined in the Code) as long as the disability arose subsequent to the purchase of the shares; (8) involuntary redemptions of Investor C Shares in accounts with low balances as described in “Redemption of Shares” below; (9) redemptions made pursuant to a systematic withdrawal plan, subject to the limitations set forth under “Systematic Withdrawal Plan” below; (10) redemptions related to the payment of BNY Mellon Investment Servicing Trust Company custodial IRA fees; and (11) redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Fund. In addition, no CDSC is charged on Investor C Shares acquired through the reinvestment of dividends or distributions.

Certain CDSC waivers and reductions on Investor C Shares may be available to customers of certain financial intermediaries, as described under “Intermediary-Defined Sales Charge Waiver Policies” in the Fund’s Prospectus. Please speak to your financial intermediary for more information.

A shareholder wishing to make an exchange may do so by sending a written request to the Fund at the following address: BlackRock, P.O. Box 9819, Providence, RI 02940-8019. Shareholders are automatically provided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. To add this feature to an existing account that previously did not provide this option, a request must be made in writing or by telephone. Once this election has been made, the shareholder may simply contact the Fund by telephone at (800) 441-7762 to request the exchange. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange requests in writing.

If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed by an “eligible guarantor institution” as defined in Rule 17Ad-15 under the Exchange Act. In order to participate in the Automatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

Any share exchange must satisfy the requirements relating to the minimum initial investment requirement, and must be legally available for sale in the state of the investor’s residence. For Federal income tax purposes, a share exchange is a taxable event and, accordingly, a capital gain or loss may be realized. Before making an exchange request, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is making an exchange. Brokers may charge a fee for handling exchanges.

The Fund reserves the right to suspend, modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modification or termination except where notice is not required. The Fund reserves the right to reject any telephone exchange request. Telephone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure that exchanges do not operate to the disadvantage of any portfolio or its shareholders. The Fund, the Administrator and BRIL will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund, the Trust, the Administrator(s) and BRIL will not be liable for any loss, liability, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures.

By use of the exchange privilege, the investor authorizes the Fund’s transfer agent to act on telephonic or written exchange instructions from any person representing him- or herself to be the investor and believed by the Fund’s transfer agent to be genuine. The records of the Fund’s transfer agent pertaining to such instructions are binding. The exchange privilege may be modified or terminated at any time upon 60 days’ notice to affected shareholders. The exchange privilege is only available in states where the exchange may legally be made.

The redemption of shares of one fund and the subsequent investment in another fund generally will be treated as two separate transactions. Therefore, a front-end sales charge will be imposed (unless an exemption applies) on the purchase of Investor A or

Investor A1 Shares of a Non-Money Market Portfolio with the proceeds of a redemption of Investor A Shares of the Fund. In addition, when Investor C Shares of the Fund are redeemed and the proceeds are used to purchase Investor C Shares of a Non-Money Market Portfolio, a CDSC will be imposed (unless an exemption applies) when the Investor C Shares of the Non-Money Market Portfolio are redeemed.

The Fund has adopted an automatic conversion feature for Investor C Shares. Effective November 23, 2020, Investor C Shares held for approximately eight years will be converted into Investor A Shares, as set forth in the Fund’s Prospectus. In addition, accounts that do not have a financial intermediary associated with them are not eligible to hold Investor C Shares, and any Investor C Shares held in such accounts will be automatically converted to Investor A Shares.

A CDSC of up to 1.00% may apply to certain redemptions of Investor A Shares of Summit Cash Reserves purchased in an exchange transaction for Investor A Shares of another mutual fund sponsored and advised by BlackRock or its affiliates (“BlackRock Fund”) where no initial sales charge was paid at the time of purchase of such fund (each, an “Investor A Load-Waived BlackRock Portfolio”) as part of an investment of $1,000,000 (lesser amounts may apply depending on the Investor A Load-Waived BlackRock Portfolio) or more. The Investor A Shares CDSC is only charged upon redemptions of Investor A Shares within 18 months after you originally acquired such Investor A Shares of the Investor A Load-Waived BlackRock Portfolio (a shorter holding period may apply depending on the Investor A Load-Waived BlackRock Portfolio), unless you qualify for a waiver. There is no CDSC charged on redemptions if you have owned your Investor A Shares for more than 18 months (or for a shorter holding period, as applicable) as measured from your original purchase of Investor A Shares that you exchanged into Investor A Shares of Summit Cash Reserves or if you purchase Investor A Shares of Summit Cash Reserves not through an exchange. The deferred sales charge on Investor A Shares is not charged in connection with: (a) redemptions of Investor A Shares purchased through certain employer-sponsored retirement plans and rollovers of current investments in a Fund through such plans; (b) exchanges pursuant to the exchange privilege described in the Fund’s Prospectus; (c) redemptions made in connection with minimum required distributions due to the shareholder reaching age 72 from IRA and 403(b)(7) accounts; (d) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1⁄2 years old and you purchased your shares prior to October 2, 2006; (e) redemptions made with respect to certain retirement plans sponsored by BlackRock or its affiliates; (f) redemptions (i) within one year of a shareholder’s death or, if later, the receipt of a certified probate settlement (including in connection with the distribution of account assets to a beneficiary of the decedent) or (ii) in connection with a shareholder’s disability (as defined in the Code) subsequent to the purchase of Investor A Shares; (g) involuntary redemptions of Investor A Shares in accounts with low balances; (h) certain redemptions made pursuant to the Systematic Withdrawal Plan (described below); (i) redemptions related to the payment of BNY Mellon Investment Servicing Trust Company custodial IRA fees; and (j) redemptions when a shareholder can demonstrate hardship, in the absolute discretion of a Fund.

If a holder of Investor A Shares of the Fund subsequently exchanges back into the same class of shares of the original affiliated fund it will do so without paying any sales charge. If a holder of Investor A Shares of the Fund exchanges into Investor A Shares of another affiliated fund, the holder will be required to pay a sales charge equal to the difference, if any, between the sales charge previously paid on the shares of the original affiliated fund and the sales charge payable at the time of the exchange on the shares of the new affiliated fund.

It is contemplated that the exchange privilege may be applicable to other new mutual funds whose shares are distributed by the Distributor.

Under the exchange privilege, exchanges are made on the basis of the relative NAVs of the shares being exchanged. Shares issued pursuant to dividend reinvestment are sold on a no-load basis in each of the affiliated funds. For purposes of the exchange privilege, dividend reinvestment shares shall be deemed to have been sold with a sales charge equal to the sales charge previously paid on the shares on which the dividend was paid. Based on this formula an exchange of Investor A Shares of the Fund for Investor A Shares of an affiliated fund generally will require the payment of a sales charge equal to the difference, if any, between the sales charge previously paid on the Investor A Shares originally exchanged for Investor A Shares of the Fund and the sales charge that may be payable at the time of the exchange on the Investor A Shares of the affiliated fund to be acquired.

Before effecting an exchange, shareholders of the Fund should obtain a currently effective prospectus of the affiliated fund into which the exchange is to be made for information regarding the fund and for further details regarding such exchange.

To effect an exchange, shareholders should contact their financial adviser, selected securities dealer or other financial intermediary, who will advise the Fund of the exchange, or write to the Fund’s transfer agent requesting that the exchange be effected. Shareholders of certain affiliated funds with shares for which certificates have not been issued may effect an exchange by wire through their securities dealers. The exchange privilege may be modified or terminated at any time in accordance with the rules of the Commission. There is currently no limitation on the number of times a shareholder may effect an exchange into the Fund through the exchange privilege; however, the Fund reserves the right to limit the number of times an investor may effect an exchange. Certain affiliated funds may suspend the continuous offering of their shares at any time and thereafter may resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made.

An exchange pursuant to the exchange privilege is treated as a sale of the exchanged shares and a purchase of the new shares for Federal income tax purposes. In addition, an exchanging shareholder of any of the funds may be subject to backup withholding unless such shareholder certifies under penalty of perjury that the taxpayer identification number on file with any such fund is correct, and that he or she is not otherwise subject to backup withholding. See “Dividends and Taxes — Taxes.”

Additional Shareholder Features (Investor A and Investor C Shares Only)

Automatic Investment Plan (“AIP”). Certain shareholders may arrange for periodic investments in the Fund through automatic deductions from a checking or savings account by completing the AIP Application which may be obtained from the Fund at (800) 441-7762, or online at www.blackrock.com. The minimum pre-authorized investment amount is $50 per Fund.

Systematic Withdrawal Plan (“SWP”). The Fund offers a Systematic Withdrawal Plan to shareholders who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a current value of $10,000 or more in the Fund. Shareholders may elect to receive automatic cash payments of $50 or more at any interval. You may choose any day for the withdrawal. If no day is specified, the withdrawals will be processed on the 25th day of the month or, if such day is not a Business Day, on the prior Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the Systematic Withdrawal Plan Application Form which may be obtained by calling the Fund or by visiting our website at www.blackrock.com.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to the Fund, or by calling the Fund at (800) 441-7762.

For this reason, a shareholder may not participate in the Automatic Investment Plan (see “Account Services and Privileges — Automatic Investment Plan” in the Fund’s Prospectus) and the Systematic Withdrawal Plan at the same time.

Dividend Allocation Plan. The Dividend Allocation Plan allows shareholders to elect to have all their dividends and any other distributions from the Fund or any Eligible Fund (which includes the Fund and other funds as designated by BRIL from time to time) automatically invested at NAV in one other such Eligible Fund designated by the shareholder, provided the account into which the dividends and distributions are directed is initially funded with the requisite minimum amount.

Conversion of Investor C Shares to Investor A Shares

Effective November 23, 2020 (the “Effective Date”), approximately eight years after purchase, Investor C Shares of the Fund will convert automatically into Investor A Shares of the Fund (the “Investor C 8-Year Conversion”). It is the financial intermediary’s responsibility to ensure that the shareholder is credited with the proper holding period. As of the Effective Date, certain financial intermediaries, including group retirement recordkeeping platforms, may not have been tracking such holding periods and therefore may not be able to process such conversions. In such instances, Investor C Shares held as of the Effective Date will automatically convert to Investor A Shares approximately eight years after the Effective Date. If, as of November 23, 2028 (eight years after the Effective Date), a financial intermediary has not implemented systems or procedures to track holding periods commencing from the Effective Date, shareholders holding Investor C Shares through such financial intermediary will no longer be eligible to hold Investor C Shares and any such shares will convert to Investor A Shares as soon as reasonably practicable after such date.

In addition, accounts that do not have a financial intermediary associated with them are not eligible to hold Investor C Shares, and any Investor C Shares held in such accounts will be automatically converted into Investor A Shares (the “Investor C Direct Accounts Conversion” and together with the Investor C 8-Year Conversion, the “Investor C Conversions”).

The Investor C Conversions will occur at least once each month (on the “Investor C Conversion Date”) on the basis of the relative NAV of the shares of the two applicable classes on the Investor C Conversion Date, without the imposition of any sales load, fee or other charge. The Investor C Conversions will not be deemed a purchase or sale of the shares for Federal income tax purposes. Shares acquired through reinvestment of dividends on Investor C Shares will also convert automatically to Investor A Shares, as set forth in the Fund’s Prospectus. The Investor C Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying the dividend reinvestment shares were outstanding.

Institutional Shares

Purchase of Shares. Summit Cash Reserves offers Institutional Shares as described in the Fund’s Prospectus.

In addition, the following investors may purchase Institutional Shares: employees, officers and directors/trustees of BlackRock, Inc., BlackRock Funds, Bank of America Corporation (“BofA Corp.”), Barclays PLC or their respective affiliates and immediate family members of such persons, if they open an account directly with BlackRock; individuals and “Institutional Investors” with a minimum initial investment of $2 million who may purchase shares of the Fund through a financial intermediary that has entered into an agreement with the Distributor to purchase such shares (“Institutional Investors” include, but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations, and insurance company separate accounts); employer-sponsored retirement plans (which, for this purpose, do not include SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which may purchase shares of the Fund through a financial intermediary that has entered into an agreement with the Distributor to purchase such shares; clients investing through a self-directed IRA brokerage account program sponsored by a retirement plan record-keeper, provided that such program offers only mutual fund options and that the program maintains an account with the Fund on an omnibus basis; clients of financial intermediaries that: (i) charge such clients a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with the Distributor to offer Institutional Shares through a no-load program or investment platform, in each case, with no minimum initial investment; clients investing through financial intermediaries that have entered into an agreement with the Distributor to offer such shares on a platform that charges a transaction based sales commission outside of the Fund, with a minimum initial investment of $1,000; tax-qualified accounts for insurance agents that are registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Distributor to offer Institutional Shares, and the family members of such persons, with a minimum initial investment of $1,000; trust department clients of Bank of America, N.A. and its affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans), (ii) otherwise have investment discretion, or (iii) act as custodian for at least $2 million in assets; and holders of certain BofA Corp. sponsored unit investment trusts (UITs) who reinvest dividends received from such UITs in shares of the Fund.

The Fund may in its discretion waive or modify any minimum investment amount, may reject any order for any class of shares and may suspend and resume the sale of shares of the Fund at any time.

Institutional Shares of the Fund may be purchased by customers of broker-dealers and agents that have established a servicing relationship with the Fund on behalf of their customers. These broker-dealers and agents may impose additional or different conditions on the purchase or redemption of Fund shares by their customers and may charge their customers transaction, account or other fees on the purchase and redemption of Fund shares. Each broker-dealer or agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of such broker-dealers or agents should consult them for information regarding these fees and conditions.

Except as otherwise specified in the Fund’s Prospectus, payment for Institutional Shares must normally be made in Federal funds or other immediately available funds by the time specified by the shareholder’s financial intermediary, but in no event later than the close of the federal funds wire (normally 6:45 p.m. (Eastern time)). Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund. If payment for a purchase order is not received by the prescribed time, an investor may be liable for any resulting losses or expenses incurred by the Fund.

Financial intermediaries may, in connection with a change in account type or otherwise in accordance with a financial intermediary’s policies and procedures, exchange shares of the Fund from one class of shares to another class of shares of the Fund, provided that the exchanged shares are not subject to a CDSC and that shareholders meet eligibility requirements of the new share class.

DCC&S. Qualified Plans may be able to invest in shares of the Fund through the Defined Contribution Clearance and Settlement System (“DCC&S”) of the National Securities Clearing Corporation. Institutions qualifying to trade on DCC&S include broker/

dealers, trust companies and third party administrators. Please contact the Fund for information on agreements, procedures, sales charges and fees related to DCC&S transactions.

Purchase of Shares of LEAF and WeLEAF

LEAF and WeLEAF have authorized one or more brokers and/or financial institutions (“Authorized Persons”) to receive on their behalf purchase and redemption orders that are in “good form” in accordance with the policies of those Authorized Persons. Such Authorized Persons are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf, and the Funds will be deemed to have received a purchase or redemption order when an Authorized Person or, if applicable, such Authorized Person’s authorized designee, receives the order. Such customer orders will be priced at the Funds’ NAV next computed after they are received by an Authorized Person or such Authorized Person’s authorized designee. Financial institutions may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

Investor Shares

Purchase of Shares. The minimum investment for the initial purchase of shares is $1,000. There is no investment minimum for employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs). There is no investment minimum for certain fee-based programs. There is a $50 minimum for subsequent investments (with the exception of certain employer-sponsored retirement plans which may have a lower minimum). Purchases through the Automatic Investment Plan are subject to a lower initial purchase minimum. In addition, the minimum initial investment for employees of a Fund, a Fund’s Manager, sub-adviser, BRIL or transfer agent or employees of their affiliates is $100, unless payment is made through a payroll deduction program in which case the minimum investment is $25.

Purchases Through Brokers. It is the responsibility of brokers to transmit purchase orders and payment on a timely basis. Generally, if payment is not received within the period described in the Prospectus, the order will be canceled, notice thereof will be given, and the broker and its customers will be responsible for any loss to the Fund or its shareholders. Orders of less than $500 may be mailed by a broker to the transfer agent.

Other Purchase Information. Shares of the Fund are sold on a continuous basis by BRIL as distributor. BRIL maintains its principal offices at 40 East 52nd Street, New York, New York 10022. Purchases may be effected on weekdays on which both the NYSE and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Payment for orders which are not received or accepted will be returned after prompt inquiry. The issuance of shares is recorded on the books of the Fund. No certificates will be issued for shares. Payments for shares of the Fund may, in the discretion of the Fund’s Manager, be made in the form of securities that are permissible investments for the Fund. The Fund reserves the right to reject any purchase order, to modify or waive the minimum initial or subsequent investment requirement and to suspend and resume the sale of any share class of the Fund at any time.

Shareholder Features

Exchange Privilege. Unless an exemption applies, a front-end sales charge will be charged in connection with exchanges of Investor A Shares of WeLEAF for Investor A Shares of one of the funds advised by BlackRock or its affiliates where an initial sales charge is assessed at the time of purchase of such fund (each, an “Investor A Load BlackRock Fund”). Exchanges of Investor C Shares of WeLEAF for Investor C Shares of a Non-Money Market Portfolio will be exercised at NAV. However, a CDSC will be charged in connection with the redemption of the Investor C Shares of the Non-Money Market Portfolio received in the exchange.

A CDSC of up to 1.00% may apply to certain redemptions of Investor A Shares of WeLEAF purchased in an exchange transaction for Investor A Shares of a portfolio advised by BlackRock or its affiliates where no initial sales charge was paid at the time of purchase of such Fund (an “Investor A Load-Waived BlackRock Fund”) as part of an investment of $1,000,000 (lesser amounts may apply depending on the Investor A Load-Waived BlackRock Fund) or more. The Investor A Shares CDSC is only charged upon redemptions of Investor A Shares within 18 months after you originally acquired such Investor A Shares of the Investor A Load-Waived BlackRock Fund (a shorter holding period may apply depending on the Investor A Load-Waived BlackRock Fund), unless you qualify for a waiver. There is no CDSC charged on redemptions if you have owned your Investor A Shares for more than 18 months (or for a shorter holding period, as applicable) as measured from your original purchase of Investor A Shares that you exchanged into Investor A Shares of WeLEAF. The deferred sales charge on Investor A Shares is not charged in connection with: (a) redemptions of Investor A Shares purchased through certain employer-sponsored retirement plans and rollovers of current investments in a Fund through such plans; (b) exchanges pursuant to the exchange privilege described in the Fund’s Prospectus; (c) redemptions made in connection with minimum required distributions due to the shareholder reaching age 72 from IRA and 403(b)(7) accounts; (d) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1⁄2 years old and you purchased your shares prior to October 2, 2006; (e) redemptions made with respect to certain retirement plans sponsored by BlackRock or its affiliates; (f) redemptions (i) within one year of a shareholder’s death or, if later, the receipt of a certified probate settlement (including in connection with the distribution of account assets to a beneficiary of the decedent) or (ii) in connection with a shareholder’s disability (as defined in the Code) subsequent to the purchase of Investor A Shares; (g) involuntary redemptions of Investor A Shares in accounts with low balances; (h) certain redemptions made pursuant to the Systematic Withdrawal Plan (described below); (i) redemptions related to the payment of BNY Mellon Investment Servicing Trust Company custodial IRA fees; and (j) redemptions when a shareholder can demonstrate hardship, in the absolute discretion of a Fund.

A CDSC of 1.00% may apply to certain redemptions of Investor C Shares of WeLEAF. The Investor C Shares CDSC is only charged upon redemptions of Investor C Shares within one year after you originally acquired the Investor C Shares of the Non-Money Market Portfolio, unless you qualify for a waiver. There is no CDSC charged on redemptions if you have owned your Investor C Shares for more than one year (as measured from your original purchase of Investor C Shares that you exchanged into Investor C Shares of WeLEAF). In determining whether an Investor C Shares CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in NAV above the initial purchase price of Investor C Shares. In addition, no CDSC will be assessed on Investor C Shares acquired through reinvestment of dividends. It will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the one-year period. A transfer of shares from a shareholder’s account to another account will be assumed to be made in the same order as a redemption.

See “Information on Sales Charges and Distribution Related Expenses” in Part I of the Fund’s SAI for information about amounts paid to the Distributor in connection with CDSC shares for the periods indicated.

The CDSC on Investor C Shares is not charged in connection with: (1) redemptions of Investor C Shares purchased through certain employer-sponsored retirement plans and fee-based programs previously approved by certain Funds and rollovers of current investments in the Fund through such plans; (2) exchanges pursuant to the exchange privilege described in the Fund’s Prospectus; (3) redemptions made in connection with minimum required distributions due to the shareholder reaching age 72 from IRA and 403(b)(7) accounts; (4) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1⁄2 years old and you purchased your shares prior to October 2, 2006; (5) redemptions made with respect to certain retirement plans sponsored by BlackRock or its affiliates; (6) redemptions in connection with a shareholder’s death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent) or disability (as defined in the Code) subsequent to the purchase of Investor C Shares; (7) withdrawals resulting from shareholder disability (as defined in the Code) as long as the disability arose subsequent to the purchase of the shares; (8) involuntary redemptions of Investor C Shares in accounts with low balances as described in “Redemption of Shares” below; (9) redemptions made pursuant to a systematic withdrawal plan, subject to the limitations set forth under “Systematic Withdrawal Plan” below; (10) redemptions related to the payment of BNY Mellon Investment Servicing Trust Company custodial IRA fees; and (11) redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Fund. In addition, no CDSC is charged on Investor C Shares acquired through the reinvestment of dividends or distributions.

WeLEAF has adopted an automatic conversion feature for Investor C Shares. Effective November 23, 2020, Investor C Shares held for approximately eight years will be converted into Investor A Shares, as set forth in the Fund’s Prospectus. In addition, accounts that do not have a financial intermediary associated with them are not eligible to hold Investor C Shares, and any Investor C Shares held in such accounts will be automatically converted to Investor A Shares.

Certain CDSC waivers and reductions on Investor C Shares may be available to customers of certain financial intermediaries, as described under “Intermediary-Defined Sales Charge Waiver Policies” in the Fund’s Prospectus. Please speak to your financial intermediary for more information.

Investor A Shares of the Fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a purchase of shares in one or more investment portfolios of the Fund for which a sales charge was paid, can be exchanged for Investor A Shares of the Fund subject to a sales charge.

A shareholder wishing to make an exchange may do so by sending a written request to the Fund at the following address: BlackRock, P.O. Box 9819, Providence, RI 02940-8019. Shareholders are automatically provided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. To add this feature to an existing account that previously did not provide this option, a request must be made in writing or by telephone. Once this election has been made, the shareholder may simply contact the Fund by telephone at (800) 441-7762 to request the exchange. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange requests in writing.

If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed by an eligible guarantor institution. In order to participate in the Automatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

Any share exchange must satisfy the requirements relating to the minimum initial investment requirement, and must be legally available for sale in the state of the investor’s residence. For Federal income tax purposes, a share exchange is a taxable event and, accordingly, a capital gain or loss may be realized. Before making an exchange request, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is making an exchange. Brokers may charge a fee for handling exchanges.

The Fund reserves the right to suspend, modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modification or termination except where notice is not required. The Fund reserves the right to reject any telephone exchange request. Telephone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure that exchanges do not operate to the disadvantage of any portfolio or its shareholders. The Fund, the Administrator and BRIL will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund, the Trust, the Administrator and BRIL will not be liable for any loss, liability, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures.

By use of the exchange privilege, the investor authorizes the Fund’s transfer agent to act on telephonic or written exchange instructions from any person representing him- or herself to be the investor and believed by the Fund’s transfer agent to be genuine. The records of the Fund’s transfer agent pertaining to such instructions are binding. The exchange privilege may be modified or terminated at any time upon 60 days’ notice to affected shareholders. The exchange privilege is only available in states where the exchange may legally be made.

The redemption of shares of one fund and the subsequent investment in another fund generally will be treated as two separate transactions. Therefore, a front-end sales charge will be imposed (unless an exemption applies) on the purchase of Investor A or Investor A1 Shares of an Investor A Load BlackRock Fund with the proceeds of a redemption of Investor Shares of WeLEAF. In addition, when Investor Shares of WeLEAF are redeemed and the proceeds are used to purchase Investor C Shares of a Non-Money Market Portfolio, a CDSC will be imposed (unless an exemption applies) when the Investor C Shares of the Non-Money Market Portfolio are redeemed.

If the Fund imposes a liquidity fee or a redemption gate, you will not be permitted to exchange into or out of the Fund until the Fund has notified shareholders that the liquidity fee or redemption gate has been lifted. Please see the Fund’s Prospectus for more information.

Automatic Investment Plan (“AIP”). Certain shareholders may arrange for periodic investments in the Fund through automatic deductions from a checking or savings account by completing the AIP Application which may be obtained from the Fund at (800) 441-7762, or online at www.blackrock.com. The minimum pre-authorized investment amount is $50 per Fund.

If the Fund imposes a liquidity fee or a redemption gate, you will not be permitted to automatically invest through the AIP until the Fund has notified shareholders that the liquidity fee or redemption gate has been lifted. Please see the Fund’s Prospectus for more information.

Systematic Withdrawal Plan (“SWP”). LEAF and WeLEAF offer a Systematic Withdrawal Plan to shareholders who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a current value of $10,000 or more in the Fund. Shareholders may elect to receive automatic cash payments of $50 or more at any interval. You may choose any day for the withdrawal. If no day is specified, the withdrawals will be processed on the 25th day of the month or, if such day is not a Business Day, on the prior Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the Systematic Withdrawal Plan Application Form which may be obtained by calling the Fund or by visiting our website at www.blackrock.com.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to the Fund, or by calling the Fund at (800) 441-7762.

For this reason, a shareholder may not participate in the Automatic Investment Plan (see “Account Services and Privileges — Automatic Investment Plan” in the Fund’s Prospectus) and the Systematic Withdrawal Plan at the same time.

If the Fund imposes a liquidity fee or redemption gate, you will not be permitted to systematically withdraw your shares through the SWP until the Fund has notified shareholders that the liquidity fee or redemption gate has been lifted. Please see the Fund’s Prospectus for more information.

Dividend Allocation Plan. The Dividend Allocation Plan allows shareholders to elect to have all their dividends and any other distributions from LEAF or WeLEAF or any Eligible Fund (which includes the Fund and other funds as designated by BRIL from time to time) automatically invested at NAV in one other such Eligible Fund designated by the shareholder, provided the account into which the dividends and distributions are directed is initially funded with the requisite minimum amount.

Conversion of Investor C Shares to Investor A Shares. Effective November 23, 2020 (the “Effective Date”), approximately eight years after purchase, Investor C Shares of WeLEAF will convert automatically into Investor A Shares of WeLEAF (the “Investor C 8-Year Conversion”). It is the financial intermediary’s responsibility to ensure that the shareholder is credited with the proper holding period. As of the Effective Date, certain financial intermediaries, including group retirement recordkeeping platforms, may not have been tracking such holding periods and therefore may not be able to process such conversions. In such instances, Investor C Shares held as of the Effective Date will automatically convert to Investor A Shares approximately eight years after the Effective Date. If, as of November 23, 2028 (eight years after the Effective Date), a financial intermediary has not implemented systems or procedures to track holding periods commencing from the Effective Date, shareholders holding Investor C Shares through such financial intermediary will no longer be eligible to hold Investor C Shares and any such shares will convert to Investor A Shares as soon as reasonably practicable after such date.

In addition, accounts that do not have a financial intermediary associated with them are not eligible to hold Investor C Shares, and any Investor C Shares held in such accounts will be automatically converted into Investor A Shares (the “Investor C Direct Accounts Conversion” and together with the Investor C 8-Year Conversion, the “Investor C Conversions”).

The Investor C Conversions will occur at least once each month (on the “Investor C Conversion Date”) on the basis of the relative NAV of the shares of the two applicable classes on the Investor C Conversion Date, without the imposition of any sales load, fee or other charge. The Investor C Conversions will not be deemed a purchase or sale of the shares for U.S. federal income tax purposes. Shares acquired through reinvestment of dividends on Investor C Shares will also convert automatically to Investor A Shares, as set forth in WeLEAF’s Prospectus. The Investor C Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying the dividend reinvestment shares were outstanding.

Institutional Shares

Purchase of Shares. LEAF and WeLEAF offer Institutional Shares as described in each Fund’s Prospectus.

The following investors may purchase Institutional Shares of WeLEAF, provided that the beneficial owners of such shares are natural persons: employees, officers and directors/trustees of BlackRock, Inc., BlackRock Funds, BofA Corp., Barclays PLC or their respective affiliates and immediate family members of such persons, if they open an account directly with BlackRock; individuals with a minimum initial investment of $2 million who may purchase shares of the Fund through a financial intermediary that has entered into an agreement with the Distributor to purchase such shares; employer-sponsored retirement plans (which, for this purpose, do not include SEP IRAs, SIMPLE IRAs or SARSEPs) and state sponsored 529 college savings plans, each of which may purchase shares of the Fund through a financial intermediary that has entered into an agreement with the Distributor to purchase such shares; clients investing through a self-directed IRA brokerage account program sponsored by a retirement plan record-keeper, provided that such program offers only mutual fund options and that the program maintains an account with the Fund on an omnibus basis; clients of financial intermediaries that: (i) charge such clients a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with the Distributor to offer Institutional Shares through a no-load program or investment platform, in each case, with no minimum initial investment; clients investing through financial intermediaries that have entered into an agreement with the Distributor to offer such shares on a platform that charges a transaction based sales commission outside of the Fund, with a minimum initial investment of $1,000; tax-qualified accounts for insurance agents that are registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Distributor to offer Institutional Shares, and the family members of such persons, with a minimum initial investment of $1,000; trust department clients of Bank of America, N.A. and its affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans), (ii) otherwise have investment discretion, or (iii) act as custodian for at least $2 million in assets; and holders of certain BofA Corp. sponsored unit investment trusts (UITs) who reinvest dividends received from such UITs in shares of the Fund.

The following investors may purchase Institutional Shares of LEAF: employees, officers and directors/trustees of BlackRock, Inc., BlackRock Funds, BofA Corp., Barclays PLC or their respective affiliates and immediate family members of such persons, if they open an account directly with BlackRock; individuals and “Institutional Investors” with a minimum initial investment of $2 million who may purchase shares of the Fund through a financial intermediary that has entered into an agreement with the Distributor to purchase such shares (“Institutional Investors” include, but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations, and insurance company separate accounts); employer-sponsored retirement plans (which, for this purpose, do not include SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which may purchase shares of the Fund through a financial intermediary that has entered into an agreement with the Distributor to purchase such shares; clients investing through a self-directed IRA brokerage account program sponsored by a retirement plan record-keeper, provided that such program offers only mutual fund options and that the program maintains an account with the Fund on an omnibus basis; clients of financial intermediaries that: (i) charge such clients a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with the Distributor to offer Institutional Shares through a no-load program or investment platform, in each case, with no minimum initial investment; clients investing through financial intermediaries that have entered into an agreement with the Distributor to offer such shares on a platform that charges a transaction based sales commission outside of the Fund, with a minimum initial investment of $1,000; tax-qualified accounts for insurance agents that are registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Distributor to offer Institutional Shares, and the family members of such persons, with a minimum initial investment of $1,000; trust department clients of Bank of America, N.A. and its affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans), (ii) otherwise have investment discretion, or (iii) act as custodian for at least $2 million in assets; and holders of certain BofA Corp. sponsored unit investment trusts (UITs) who reinvest dividends received from such UITs in shares of the Fund.

The Fund may in its discretion waive or modify any minimum investment amount, may reject any order for any class of shares and may suspend and resume the sale of shares of the Fund at any time.

Institutional Shares of the Fund may be purchased by customers of broker-dealers and agents that have established a servicing relationship with the Fund on behalf of their customers. These broker-dealers and agents may impose additional or different conditions on the purchase or redemption of Fund shares by their customers and may charge their customers transaction, account or other fees on the purchase and redemption of Fund shares. Each broker-dealer or agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of such broker-dealers or agents should consult them for information regarding these fees and conditions.

Except as otherwise specified in the Fund’s Prospectus, payment for Institutional Shares must normally be made in Federal funds or other immediately available funds by the close of the federal funds wire (normally 6:45 p.m. (Eastern time)). Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund. If payment for a purchase order is not received by the prescribed time, an investor may be liable for any resulting losses or expenses incurred by the Fund.

Financial intermediaries may, in connection with a change in account type or otherwise in accordance with a financial intermediary’s policies and procedures, exchange shares of the Fund from one class of shares to another class of shares of the Fund, provided that the exchanged shares are not subject to a CDSC and that shareholders meet eligibility requirements of the new share class. Please speak to your financial intermediary for information about specific policies and procedures applicable to your account.

Purchase Privileges of Certain Persons. Employees, officers, directors/trustees of BlackRock, Inc., BlackRock Funds, BofA Corp., or their respective affiliates; and any trust, pension, profit-sharing or other benefit plan for such persons may purchase Institutional Shares at lower investment minimums than stated in each Fund’s Prospectus. A Fund realizes economies of scale and reduction of sales-related expenses by virtue of the familiarity of these persons with the Fund. Employees, directors, and board members of other funds wishing to purchase shares of a Fund must satisfy the Fund’s suitability standards.

DCC&S. Qualified Plans may be able to invest in shares of LEAF or WeLEAF through the Defined Contribution Clearance and Settlement System (“DCC&S”) of the National Securities Clearing Corporation. Institutions qualifying to trade on DCC&S include broker/dealers, trust companies and third party administrators. Please contact the Fund for information on agreements, procedures, sales charges and fees related to DCC&S transactions.

Direct Shares

Purchase of Shares. LEAF offers Direct Shares as described in the Fund’s Prospectus.

Direct Shares are generally only available to investors purchasing or selling through Cachematrix® by BlackRock, available via www.blackrock.com/cash. Additionally, other BlackRock Funds may purchase Direct Shares through BlackRock’s internal trading system.

The Fund’s initial investment minimum is $1 million for individuals and institutional investors. There are no subsequent investment minimums. The Fund reserves the right to reduce or waive the minimums in certain cases.

Bancroft Capital Shares

Purchase of Shares. LEAF offers Bancroft Capital Shares as described in the Fund’s Prospectus.

Bancroft Capital Shares are only available for purchase by clients of Bancroft Capital, LLC and its affiliates. To open an account with the Fund, contact Bancroft Capital, LLC by telephone at 484-546-8000 or by e-mail at ops@bancroft4vets.com.

The Fund’s initial investment minimum is $2 million for individuals and institutional investors. There are no subsequent investment minimums. The Fund reserves the right to reduce or waive the minimums in certain cases.

Conversion to Institutional Shares. If you are no longer a client of Bancroft Capital, LLC, you are not eligible to hold Bancroft Capital Shares and any Bancroft Capital Shares you hold will be converted to Institutional Shares of LEAF (the “Bancroft Conversion”).

The Bancroft Conversion will occur on the basis of the relative NAV of the shares of the two applicable classes on the date of conversion, without the imposition of any sales load, fee or other charge. The Bancroft Conversion will not be deemed a purchase or sale of the shares for U.S. federal income tax purposes. Shares acquired through reinvestment of dividends on Bancroft Capital Shares will also convert to Institutional Shares.

Cabrera Capital Markets Shares

Purchase of Shares. LEAF offers Cabrera Capital Markets Shares as described in the Fund’s Prospectus.

Cabrera Capital Markets Shares are only available for purchase by clients of Cabrera Capital Markets LLC and its affiliates. To open an account with the Fund, contact Cabrera Capital Markets LLC by telephone at 312-236-8888 or by e-mail at mminfo@cabreracapital.com.

The Fund’s initial investment minimum is $2 million for individuals and institutional investors. There are no subsequent investment minimums. The Fund reserves the right to reduce or waive the minimums in certain cases.

Conversion to Institutional Shares. If you are no longer a client of Cabrera Capital Markets LLC, you are not eligible to hold Cabrera Capital Markets Shares and any Cabrera Capital Markets Shares you hold will be converted to Institutional Shares of LEAF (the “Cabrera Conversion”).

The Cabrera Conversion will occur on the basis of the relative NAV of the shares of the two applicable classes on the date of conversion, without the imposition of any sales load, fee or other charge. The Cabrera Conversion will not be deemed a purchase or sale of the shares for U.S. federal income tax purposes. Shares acquired through reinvestment of dividends on Cabrera Capital Markets Shares will also convert to Institutional Shares.

Great Pacific Shares

Purchase of Shares. LEAF offers Great Pacific Shares as described in the Fund’s Prospectus.

Great Pacific Shares are only available for purchase by clients of Great Pacific Securities and its affiliates. To open an account with the Fund, contact Great Pacific Securities by telephone at 714-619-3015 or by e-mail at gpshares@greatpac.com.

The Fund’s initial investment minimum is $2 million for individuals and institutional investors. There are no subsequent investment minimums. The Fund reserves the right to reduce or waive the minimums in certain cases.

Conversion to Institutional Shares. If you are no longer a client of Great Pacific Securities, you are not eligible to hold Great Pacific Shares and any Great Pacific Shares you hold will be converted to Institutional Shares of LEAF (the “Great Pacific Conversion”).

The Great Pacific Conversion will occur on the basis of the relative NAV of the shares of the two applicable classes on the date of conversion, without the imposition of any sales load, fee or other charge. The Great Pacific Conversion will not be deemed a purchase or sale of the shares for U.S. federal income tax purposes. Shares acquired through reinvestment of dividends on Great Pacific Shares will also convert to Institutional Shares.

Mischler Financial Group Shares

Purchase of Shares. LEAF offers Mischler Financial Group Shares as described in the Fund’s Prospectus.

Mischler Financial Group Shares are only available for purchase by clients of Mischler Financial Group, Inc. and its affiliates. To open an account with the Fund, contact the Mischler Financial Group, Inc. by telephone at (800) 820-0640 or by e-mail at MFGFunds@mischlerfinancial.com.

The Fund’s initial investment minimum is $2 million for individuals and institutional investors. There are no subsequent investment minimums. The Fund reserves the right to reduce or waive the minimums in certain cases.

Conversion to Institutional Shares. If you are no longer a client of Mischler Financial Group, Inc., you are not eligible to hold Mischler Financial Group Shares and any Mischler Financial Group Shares you hold will be converted to Institutional Shares of LEAF (the “Mischler Conversion”).

The Mischler Conversion will occur on the basis of the relative NAV of the shares of the two applicable classes on the date of conversion, without the imposition of any sales load, fee or other charge. The Mischler Conversion will not be deemed a purchase or sale of the shares for U.S. federal income tax purposes. Shares acquired through reinvestment of dividends on Mischler Financial Group Shares will also convert to Institutional Shares.

Penserra Shares

Purchase of Shares. LEAF offers Penserra Shares as described in the Fund’s Prospectus.

Penserra Shares are only available for purchase by clients of Penserra Securities LLC and its affiliates. To open an account with the Fund, contact Penserra Securities LLC by telephone at 888-925-8008 or by e-mail at cash@penserra.com.

The Fund’s initial investment minimum is $2 million for individuals and institutional investors. There are no subsequent investment minimums. The Fund reserves the right to reduce or waive the minimums in certain cases.

Conversion to Institutional Shares. If you are no longer a client of Penserra Securities LLC, you are not eligible to hold Penserra Shares and any Penserra Shares you hold will be converted to Institutional Shares of LEAF (the “Penserra Conversion”).

The Penserra Conversion will occur on the basis of the relative NAV of the shares of the two applicable classes on the date of conversion, without the imposition of any sales load, fee or other charge. The Penserra Conversion will not be deemed a purchase or sale of the shares for U.S. federal income tax purposes. Shares acquired through reinvestment of dividends on Penserra Shares will also convert to Institutional Shares.

Premier Shares

Purchase of Shares. WeLEAF offers Premier Shares as described in the Fund’s Prospectus.

The following investors may purchase Premier Shares of WeLEAF, provided that the beneficial owners of such shares are natural persons: employees of BlackRock whose accounts are held through a financial intermediary that has entered into an agreement with the Distributor to offer Premier Shares; individuals with a minimum initial investment of $2 million who may purchase shares of the Fund through a financial intermediary that has entered into an agreement with the Distributor to purchase such shares; clients of financial intermediaries that: (i) charge such clients a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with the Distributor to offer Premier Shares through a no-load program or investment platform, in each case, with no minimum initial investment; and clients investing through financial intermediaries that have entered into an agreement with the Distributor to offer such shares on a platform that charges a transaction based sales commission outside of the Fund, with a minimum initial investment of $1,000.

The Fund may in its discretion waive or modify any minimum investment amount, may reject any order for any class of shares and may suspend and resume the sale of shares of the Fund at any time.

Premier Shares of the Fund may be purchased by customers of broker-dealers and agents that have established a servicing relationship with the Fund on behalf of their customers. These broker-dealers and agents may impose additional or different conditions on the purchase or redemption of Fund shares by their customers and may charge their customers transaction, account or other fees on the purchase and redemption of Fund shares. Each broker-dealer or agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of such broker-dealers or agents should consult them for information regarding these fees and conditions.

Only purchase orders submitted through the NSCC Fund/SERV trading platform will be accepted. Payment may, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund.

Financial intermediaries may, in connection with a change in account type or otherwise in accordance with a financial intermediary’s policies and procedures, exchange shares of the Fund from one class of shares to another class of shares of the Fund, provided that the exchanged shares are not subject to a CDSC and that shareholders meet eligibility requirements of the new share class. Please speak to your financial intermediary for information about specific policies and procedures applicable to your account.

The Fund’s initial investment minimum is described in the Prospectus. There are no subsequent investment minimums. The Fund reserves the right to reduce or waive the minimums in certain cases.

Purchase of Shares of Circle Reserve

Institutional Shares

Purchase of Shares. Circle Reserve offers Institutional Shares as described in the Fund’s Prospectus. The minimum investment for the initial purchase of shares is $2 billion. Shares are only available for purchase by Circle Internet Financial, LLC.

The Fund may in its discretion waive or modify any minimum investment amount, may reject any order for any Institutional Shares and may suspend and resume the sale of shares of the Fund at any time.

Other Purchase Information. Shares of the Fund are sold on a continuous basis by BRIL as distributor. BRIL maintains its principal offices at 40 East 52nd Street, New York, New York 10022. Purchases may be effected on weekdays on which both the NYSE and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Payment for orders which are not received or accepted will be returned after prompt inquiry. The issuance of shares is recorded on the books of the Fund. No certificates will be issued for shares. Payments for shares of the Fund may, in the discretion of the Fund’s Manager, be made in the form of securities that are permissible investments for the Fund. The Fund reserves the right to reject any purchase order, to modify or waive the minimum initial or subsequent investment requirement and to suspend and resume the sale of any share class of the Fund at any time.

Except as otherwise specified in the Fund’s Prospectus, payment for Institutional Shares must normally be made in Federal funds or other immediately available funds by the close of the federal funds wire (normally 6:45 p.m. (Eastern time)). If payment for a purchase order is not received by the prescribed time, an investor may be liable for any resulting losses or expenses incurred by the Fund.

Right of Accumulation

Investors have a “right of accumulation” under which any of the following may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge: (i) the current value of an investor’s existing Investor A, Investor A1, Investor C, Investor P, Institutional, Class K and Premier Shares in most BlackRock Funds, (ii) the current value of an investor’s existing shares of certain unlisted closed-end management investment companies sponsored and advised by BlackRock or its affiliates and (iii) the investment in the BlackRock CollegeAdvantage 529 Program by the investor or by or on behalf of the investor’s spouse and children. Financial intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same financial intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock to the existence of any previously purchased shares. Although Investor A Shares of LEAF, WeLEAF and Summit Cash Reserves generally are not subject to a sales charge, an investor’s existing Investor A, Investor C, Institutional and Premier Shares in LEAF, WeLEAF and Summit Cash Reserves, as applicable, may be combined with the amount of an investor’s current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. Institutional Shares of Circle Reserve may not be combined with shares of any other BlackRock Funds for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge.

Distribution and/or Shareholder Servicing Plans

Each Fund has entered into a distribution agreement with BlackRock Investments, LLC (previously defined as the “Distributor”) under which the Distributor, as agent, offers shares of each Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to effect sales of the shares, but it is not obligated to sell any particular amount of shares. The Distributor’s principal business address is 40 East 52nd Street, New York, NY 10022. The Distributor is an affiliate of BlackRock.

Each Fund (with the exception of Circle Reserve, BlackRock Government Money Market Portfolio and BlackRock Government Money Market V.I. Fund) has adopted a shareholder servicing plan and/or a distribution plan or plans (in the case of LEAF with respect to Investor A Shares only, in the case of Summit Cash Reserves with respect to Investor C Shares only and in the case of WeLEAF with respect to Investor A, Investor C and Service Shares only) (each, a “Distribution Plan”) in compliance with Rule 12b-1 under the Investment Company Act. Each Fund is authorized to pay the Distributor a fee at an annual rate based on the average daily NAV of Fund accounts maintained through the Distributor. The service fee is not compensation for the administrative and operational services rendered to shareholders by affiliates of the Manager that are covered by any other agreement between each Fund and the Manager. Each class has exclusive voting rights with respect to the Distribution Plan adopted with respect to such class pursuant to which service and/or distribution fees are paid. The fee paid by each Fund compensates the Distributor for providing, or arranging for the provision of, shareholder servicing and sales and promotional activities and services with respect to shares of each Fund. The Distributor then determines, based on a number of criteria, how to allocate such fee among financial advisers, selected dealers and affiliates of the Distributor.

Each Fund’s Distribution Plans are subject to the provisions of Rule 12b-1 under the Investment Company Act. In their consideration of a Distribution Plan, the Trustees must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to the Fund and the related class of shareholders. In approving a Distribution Plan in accordance with Rule 12b-1, the non-interested Trustees concluded that there is reasonable likelihood that the Distribution Plan will benefit the Fund and its related class of shareholders.

Each Distribution Plan provides that, so long as the Distribution Plan remains in effect, the non-interested Trustees then in office will select and nominate other non-interested Trustees. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the non-interested Trustees or by the vote of the holders of a majority of the outstanding related class of voting securities of a Fund. A Distribution Plan cannot be amended to increase materially the amount to be spent by the Fund without the approval of the related class of shareholders. All material amendments are required to be approved by the vote of Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that each Fund preserve copies of each

Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of the Distribution Plan or such report, the first two years of which should be stored in an easily accessible place.

Among other things, each Distribution Plan provides that the Trustees will review quarterly reports of the shareholder servicing and/or distribution expenditures paid to the Distributor. Information with respect to the distribution-related revenues and expenses is presented to the Trustees for their consideration on a quarterly basis. Distribution-related expenses consist of financial adviser compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses and interest expense. Sales personnel may receive different compensation for selling different classes of shares.

See “Information on Sales Charges and Distribution Related Expenses” or “Information on Distribution Related Expenses,” as applicable, in Part I of each Fund’s SAI for information relating to the fees paid by your Fund to the Distributor under each Distribution Plan during the Fund’s most recent fiscal year.

Limitations on the Payment of Asset Based Sales Charges. The maximum sales charge rule in the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) imposes a limitation on certain asset-based sales charges. The maximum sales charge rule is applied separately to each class and limits the aggregate of distribution fee payments and CDSCs payable by a Fund to (i) 7.25% of eligible gross sales of the applicable shares (excluding shares issued pursuant to dividend reinvestments and exchanges), plus (ii) interest on the unpaid balance for the applicable shares at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee).

Other Payments by the Fund

In addition to fees a Fund pays to its transfer agent, BlackRock, on behalf of a Fund, may enter into non-Plan agreements with affiliated and unaffiliated brokers, dealers, financial institutions, insurance companies, retirement plan record-keepers and other financial intermediaries (including BlackRock, BRIL and their affiliates, and entities that may also be serving as distribution agents) (collectively, “Service Organizations”) pursuant to which the Fund will pay a Service Organization for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and/or shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (2) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial.

Additional Payments by BlackRock

From time to time, BlackRock, BRIL and/or their affiliates (referred to in this section collectively as “BlackRock”) may compensate Service Organizations for the sale and distribution of shares of a Fund, for services to a Fund and its shareholders and/or for data provision or technology support. A Service Organization may perform these obligations itself or may arrange for a third party to perform them. BlackRock may also make payments to Service Organizations as part of an effort to enhance its business relationship with such entities trading on technology platforms. These payments, which are not made pursuant to a Plan or otherwise paid by a Fund, are referred to as “Additional Payments” herein.

Additional Payments are made from BlackRock’s own assets (which may come directly or indirectly from fees paid by a Fund to BlackRock for various services, such as investment advisory services). These payments are not an additional charge to a Fund or its shareholders and do not change the price paid by shareholders for the purchase of a Fund’s shares or the amount a Fund receives as proceeds from such purchases. Additional Payments made to Service Organizations are in addition to any distribution or shareholder servicing fees paid under any Plan of any Fund, any sales charges, commissions or other concessions described in the Prospectus or this SAI, and any administrative, networking, recordkeeping, sub-transfer agency or sub-accounting fees payable by a Fund. Pursuant to applicable FINRA regulations, the details of certain of these payments, including the Service Organizations receiving such payments in connection with the sale and distribution of Fund shares, are required to be disclosed. While FINRA regulations limit the sales charges that shareholders may bear, there are no limits with regard to the amounts that BlackRock may pay out of its own assets.

Additional Payments may be made as a fixed dollar amount, may be based on the number of customer accounts maintained by a Service Organization, may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization involved, or may be calculated on another basis.

BlackRock negotiates Additional Payments with each Service Organization on an individual basis. Additional Payments may be different for different Service Organizations, and some Service Organizations may be paid pursuant to more than one of the calculations described above. Not all Service Organizations receive Additional Payments. Sales-based payments primarily create incentives to make new sales of shares of the Fund, and asset-based payments primarily create incentives to retain previously sold shares of the Fund. The level of payments made to these Service Organizations in any year will vary and may be limited to specific Funds or share classes. In certain cases, these payments may be subject to certain minimum payment levels.

The aggregate amount of Additional Payments made by BlackRock may be substantial and may be significant to certain Service Organizations. The categories of Additional Payments listed below are not mutually exclusive. The same Service Organization, or one or more of its affiliates, may receive payments under more than one category of Additional Payments.

A. Distribution and Marketing Support

Additional Payments may be made by BlackRock for distribution and marketing support activities. These payments may take the form of, among other things, “due diligence” payments for a Service Organization’s examination of a Fund; payments for providing extra employee training and information relating to a Fund; fees for access (in some cases on a preferential basis) to the Service Organization’s registered representatives, salespersons or other personnel, including at sales meetings and conferences; “shelf space” payments for placing the Fund on the Service Organization’s platform(s); “listing” fees for the placing of the Fund on a dealer’s list (which may be a preferred or recommended list) of mutual funds available for purchase by its customers or in certain sales programs from time to time; fees for providing assistance in promoting the sale of the Fund’s shares (which may include promotions in communications with the Service Organization’s customers, registered representatives, salespersons and/or other personnel); payments for the sale of shares and/or the maintenance of share balances; transaction fees (also referred to as “ticket charges”); and payments for infrastructure support. These payments normally will not exceed the sum of (a) 0.25% of such year’s Fund sales by that Service Organization, and (b) 0.21% of the assets attributable to that Service Organization invested in a Fund.

B. Shareholder Services

Many Fund shares are owned or held by Service Organizations for the benefit of their customers. In these situations, a Fund may not maintain accounts in the name of the customers, and Service Organizations may perform some of the functions for these customers’ accounts that the transfer agent would have performed if the accounts had been in the customers’ names on the Fund’s books. Such services include sub-accounting services, shareholder servicing and transaction processing services and are sometimes referred to as “recordkeeping,” “sub-transfer agency,” “sub-accounting,” “networking” and/or “administrative” services. Additional Payments may exceed amounts that would be earned on these assets by the transfer agent for the performance of these or similar services. These Additional Payments made by BlackRock are in addition to any transfer agent, shareholder servicing and transaction processing fees paid by a Fund, as applicable.

C. Data Provision and Technology Support

BlackRock may make Additional Payments to Service Organizations for the provision of certain analytical or other data services relating to the Funds, such as statistical information regarding sales of the Funds, or technology support. Such Additional Payments are generally made as a fixed dollar amount, and not based on assets or sales.

D. Service Organizations Receiving Additional Payments

As of the date of this SAI, the Service Organizations listed below, and, in some cases, certain of the Service Organization’s affiliates, may be receiving one or more types of Additional Payments. This list may change over time, and BlackRock may pay Service Organizations or their affiliates additional types of Additional Payments in the future. Please contact your Service Organization to determine whether it or its affiliate currently may be receiving such payments and to obtain further information regarding any such payments.

AccuTech Systems Corporation

ADP Broker-Dealer, Inc.

Advisor Credit Exchange, LLC

Advisor Group, Inc.

Alight Solutions LLC

Allianz Life Financial Services, LLC

Allianz Life Insurance Company of New York

Allianz Life Insurance Company of North America

American Enterprise Investment Services, Inc.

American General Life Insurance Company

American United Life Insurance Company

Annuity Investors Life Insurance Company

Ascensus Broker Dealer Services, Inc.

Ascensus, Inc.

Avantax Investment Services, LLC

Bancroft Capital LLC

Bank of America, N.A.

Bank of New York Mellon, The

Barclays Capital Inc.

Benefit Plans Administrative Services, Inc.

Benefit Trust Company

Beta Capital Securities LLC

BlackRock Advisors, LLC

BMO Capital Markets Corp.

BNP Paribas Investment Partners UK Limited

BNY Mellon, N.A.

BofA Securities, Inc.

BOKF, N.A.

Brighthouse Life Insurance Company

Brighthouse Life Insurance Company of NY

Broadridge Business Process Outsourcing, LLC

Brown Brothers Harriman & Co.

Cabrera Capital Markets, LLC

Cadaret Grant & Co., Inc.

Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Group

Cetera Financial Specialists LLC

Cetera Investment Services LLC

Charles Schwab & Co., Inc.

Charles Schwab Trust Bank

Chicago Mercantile Exchange Inc.

CIM Investment Management, Inc.

Citco Securities, LLC

CitiBank, National Association

Citigroup Global Markets, Inc.

Citizens Bank

Citizens Business Bank

CME Shareholder Servicing LLC

CMFG Life Insurance Company

Comerica Bank

Commonwealth Financial Network

Computershare Trust Company

Conduent HR Services, LLC

CSC Trust Company of Delaware

CUSO Financial Services, L.P.

Delaware Life Insurance Company

Delaware Life Insurance Company of New York

Deutsche Bank AG

Deutsche Bank Trust Company Americas

Digital Retirement Solutions, Inc.

Dunham & Associates Investment Counsel, Inc.

Edward D. Jones & Co., L.P.

Empire Fidelity Investments Life Insurance Company

Envestnet Asset Management, Inc.

Equitable Advisors, LLC

Equitable Life Insurance Company

E*trade Savings Bank

Federal Deposit Insurance Corporation

Fidelity Brokerage Services LLC

Fidelity Investments Institutional Operations Company, Inc.

Fidelity Investments Life Insurance Company

Fifth Third Securities, Inc.

First Allied Securities, Inc.

First Command Financial Planning, Inc.

First Hawaiian Bank

First Republic Bank

First Security Benefit Life Insurance and Annuity Company of New York

First Symetra National Life Insurance Company of New York

FIS Brokerage & Securities Services LLC

Forethought Life Insurance Company

FSC Securities Corporation

Genworth Life and Annuity Insurance Company

Genworth Life Insurance Company of New York

Global Atlantic Distributors, LLC

Goldman Sachs & Co.

Great Pacific Securities, LLC

Great-West Financial Retirement Plan Services, LLC

Great-West Life & Annuity Insurance Company

Great-West Life & Annuity Insurance Company of New York

Guardian Insurance & Annuity Co., Inc., The

GWFS Equities, Inc.

Hancock Whitney Bank

Hartford Funds Management Company

Hartford Securities Distribution Company, Inc.

Hazeltree Fund Services, Inc.

Hightower Securities, Inc.

Hilltop Securities Inc.

HSBC Bank USA, N.A.

Huntington Securities, Inc.

Institutional Cash Distributors, LLC

Integrity Life Insurance Company

Investment Trust of California

J.P. Morgan Institutional Investments Inc.

J.P. Morgan Securities LLC

Jefferies LLC

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

John Hancock Life Insurance Company (U.S.A.)

John Hancock Life Insurance Company of New York

John Hancock Trust Company

JPMorgan Chase Bank, N.A.

Kestra Investment Services, LLC

Lincoln Financial Advisors Corporation

Lincoln Financial Securities Corporation

Lincoln Life & Annuity Company of New York

Lincoln National Life Insurance Company

Lincoln Retirement Services LLC

Lombard International Life Assurance Company

LPL Financial LLC

M&T Securities Inc.

Manufacturers and Traders Trust Company

Massachusetts Mutual Life Insurance Company

Members Life Insurance Company

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Metavante Corporation

Metropolitan Life Insurance Company

Mid Atlantic Clearing & Settlement Corporation

Midland Life Insurance Company

Minnesota Life Insurance Company

Mischler Financial Group

Mizuho Securities USA Inc.

MML Distributors, LLC

MML Investors Services, LLC

Morgan Stanley & Co. LLC

Morgan Stanley Distribution, Inc.

Morgan Stanley Smith Barney LLC

MUFG Union Bank, National Association

National Financial Services LLC

National Integrity Life Insurance Company

National Life Insurance Company

Nationwide Financial Services, Inc.

Nationwide Fund Distributors LLC

Nationwide Retirement Solutions

NCB Federal Savings Bank

New England Pension Plan Systems, LLC

New York Life Insurance and Annuity Corporation

Newport Retirement Services, Inc.

NEXT Financial Group, Inc.

Northbrook Bank & Trust Company

Northern Trust Company, The

Northwestern Mutual Investment Services, LLC

NYLife Distributors LLC

Oppenheimer & Co., Inc.

Orion Advisor Services, LLC

Pacific Life & Annuity Company

Pacific Life Insurance Company

Pacific Select Distributors, LLC

Park Avenue Securities LLC

Penserra Securities, LLC

Pershing LLC

PFPC Inc.

Piper Jaffray & Co.

PNC Bank, National Association

PNC Capital Markets LLC

PNC Investments LLC

Principal Bank

Principal Life Insurance Company

Protective Life and Annuity Insurance Company

Protective Life Insurance Company

Pruco Life Insurance Company

Pruco Life Insurance Company of New Jersey

Prudential Annuities Distributors, Inc.

Prudential Insurance Company of America

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.

RBC Capital Markets, LLC

Regions Bank

Reliance Trust Company

Reliastar Life Insurance Company

Reliastar Life Insurance Company of New York

RiverSource Distributors, Inc.

RiverSource Life Insurance Co. of New York

RiverSource Life Insurance Company

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Sammons Retirement Solutions, Inc.

Santander Bank, N.A.

Saturna Trust Company

Securities America, Inc.

Securities Finance Trust Company

Security Benefit Life Insurance Company

Security Financial Resources, Inc.

Security Life of Denver Insurance Company

SEI Private Trust Company

SG Americas Securities, LLC

Silicon Valley Bank

Sorrento Pacific Financial LLC

Standard Insurance Company

State Farm Life and Accident Assurance Company

State Farm Life Insurance Company

State Farm VP Management Corp.

State Street Bank and Trust Company

State Street Global Markets, LLC

Stern Brothers & Co.

Stifel, Nicolaus & Company, Incorporated

Summit Brokerage Services, Inc.

SVB Asset Management

Symetra Life Insurance Company

Syntal Capital Partners, LLC

T. Rowe Price Retirement Plan Services, Inc.

Talcott Resolution Life and Annuity Insurance Company

Talcott Resolution Life Insurance Company

TD Ameritrade Clearing, Inc.

TD Ameritrade, Inc.

TD Prime Services (US) LLC

Teachers Insurance and Annuity Association of America

Transamerica Financial Life Insurance Company

Transamerica Life Insurance Company

Treasury Brokerage

Triad Advisors, LLC

Truist Bank

U.S. Bancorp Investments, Inc.

U.S. Bank, National Association

UBATCO & Co.

UBS Financial Services, Inc.

UBS Securities LLC

Ultimus Fund Solutions, LLC

UMB Bank, National Association

United States Life Insurance Company in the City of New York, The

VALIC Retirement Services Company

Vanguard Group, Inc., The

Vanguard Marketing Corporation

Voya Financial Advisors, Inc.

Voya Financial Partners, LLC

Voya Institutional Plan Services, LLC

Voya Insurance and Annuity Company

Voya Investments Distributor, LLC

Voya Retirement Insurance and Annuity Company

Waddell & Reed, Inc.

Wells Fargo Advisors, LLC

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Bank, N.A.

Wells Fargo Clearing Services, LLC

Wells Fargo Investments, LLC

Wells Fargo Securities, LLC

Wilmington Trust, National Association

Woodbury Financial Services, Inc.

ZB, National Association

E. Sponsorship and Other Incentive Payments and Services

In addition to the Additional Payments described above, BlackRock may contribute to various other incentive arrangements to promote the sale of shares, including hosting proprietary and financially sponsoring Service Organizations’ training and educational seminars, conferences, meetings or events. BlackRock may also pay for the travel, meal, lodging and other expenses of Service Organizations and their salespersons or other personnel in connection with educational and sales promotional programs. This compensation is not included in, and is made in addition to, the Additional Payments described above. These payments may be made directly to the Service Organizations or their affiliates, or to a third party vendor, and may vary depending upon the nature of the event or the relationship and are subject to applicable laws and regulations, including the rules of applicable self-regulatory organizations, such as FINRA. BlackRock may pay Service Organizations additional types of incentive compensation in the future to the extent not prohibited by applicable laws or regulations.

Separately, BlackRock has developed proprietary tools, calculators and related interactive or digital content that is made available through the www.BlackRock.com website at no additional cost to Service Organizations. BlackRock configures these tools and calculators and localizes the content for Service Organizations as part of its customary digital marketing support and promotion of the Funds or other BlackRock funds, iShares ETFs and other exchange-traded products.

F. Conflicts

Additional Payments made by BlackRock to a Service Organization or its affiliates or other incentive arrangements may be an important factor in the Service Organization’s willingness to support the sale of a Fund and/or particular share class through its distribution system or to perform services with respect to such Fund. Additional Payments and other incentive arrangements may also be important factors in the Service Organization’s willingness to recommend the BlackRock Fund complex in general.

BlackRock may be motivated to pay Additional Payments and other incentive compensation to promote the sale of Fund shares to customers of Service Organizations and the retention of those investments by such customers. To the extent Service Organizations sell more shares of a Fund or retain shares of a Fund in their customers’ accounts, BlackRock benefits from the incremental management and other fees paid by the Fund with respect to those assets.

Service Organizations may have financial incentives for recommending a particular Fund, share class or fund complex over another. Service Organizations may charge their customers additional fees in connection with the purchase or redemption of Fund shares or for account-related services which are in addition to the sales and other charges described in the Fund’s Prospectus and this SAI. Such charges may vary among Service Organizations but in all cases will be retained by the Service Organization and will not be remitted to a Fund or BlackRock.

Shareholders should consider whether such incentives exist when evaluating any recommendations from a Service Organization to purchase or sell shares of a Fund and when considering which share class is most appropriate. You should consult with your Service Organization, and review carefully any disclosure by the Service Organization, as to compensation received by it or its affiliates and for more information about the payments described above.

REDEMPTION OF SHARES

Each Fund will normally redeem shares for cash upon receipt of a request in proper form, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities and other assets selected from the Fund’s portfolio holdings at its discretion. In-kind payment means payment will be made in portfolio securities and other assets rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities and other assets to cash. In an in-kind redemption, a pro rata portion of a Fund’s portfolio holdings will generally be distributed to the redeeming shareholder. Each Fund has elected to be governed by Rule 18f-1 under the Investment Company Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any shareholder of the Fund. The redemption price is the NAV per share next determined after the initial receipt of proper notice of redemption.

The value of the shareholder’s investment at the time of redemption may be more or less than his or her cost, depending on the market value of the securities held by the Fund at such time and income earned. The redemption price will be reduced by any applicable CDSC.

If notice is received by the Fund’s transfer agent or certain financial intermediaries, as applicable, prior to the applicable cut-off time on that day, the redemption will be effective on such day. If the notice is received after the applicable cut-off time, the redemption will be effective on the next business day and, unless otherwise provided in the Fund’s Prospectus, payment will be made on the second business day after receipt of the notice.

Each Fund may borrow from another Fund pursuant to the Interfund Lending Program in order to meet redemption requests, to the extent permitted by the Fund’s investment policies and restrictions, as set forth in Part I of the Fund’s SAI, and subject to the conditions of the IFL Order, as described above under “Investment Risks and Considerations — Interfund Lending Program.”

Summit Cash Reserves — Redemption of Shares

Redemptions may be made in the manner and amounts described in Summit Cash Reserves’ Prospectuses. Signatures, when required, must conform exactly to the account registration. If (i) the proceeds of the redemption would exceed $250,000 for a redemption by wire or ACH, or $100,000 for a redemption by check, (ii) the Fund does not have verified banking information on file, (iii) the proceeds are not to be paid to the record owner at the record address, or (iv) the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed by any eligible guarantor institution.

Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. Additional documentary evidence of authority is required by BNY Mellon Investment Servicing (US) Inc. in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator. See “Signature Guarantee” below.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (the “Fund Minimum”), and may redeem the shares in your account if the NAV of those shares in your account falls below $500 for any reason, including market fluctuation.

You will be notified that the value of your account is less than the Fund Minimum before the Fund makes any involuntary redemption. This notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $500 before the Fund makes an involuntary redemption. This involuntary redemption will not charge any deferred sales charge, and may not apply to accounts of certain employer-sponsored retirement plans (not including IRAs), qualified state tuition plan (529 Plan) accounts, and select fee-based programs at your financial intermediary.

Payment of Redemption Proceeds. The Fund may suspend the right of redemption or postpone the date of payment upon redemption for such periods as are permitted under the Investment Company Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund’s responsibilities under the Investment Company Act.

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Fund’s shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Fund’s NAV. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of the Fund.

Under the Investment Company Act, the Fund may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder. The Fund reserves the express right to redeem shares of the Fund involuntarily at any time if the Board of Trustees determines, in its sole discretion, that failure to do so may have adverse consequences to the holders of shares in the Fund. Upon such redemption the holders of shares so redeemed shall have no further right with respect thereto other than to receive payment of the redemption price.

Signature Guarantee. A signature guarantee is designed to protect the shareholders and the Fund against fraudulent transactions by unauthorized persons. A signature guarantee may be obtained from a domestic bank or trust company, recognized broker, dealer, clearing agency, savings association who are participants in a medallion program by the Securities Transfer Association, credit unions, national securities exchanges and registered securities associations. The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature Guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable.

LEAF and WeLEAF — Redemption of Shares

Redemptions may be made in the manner and amounts described in LEAF and WeLEAF’s Prospectuses. Signatures, when required, must conform exactly to the account registration. If (i) the proceeds of the redemption would exceed $250,000 for a redemption by wire or ACH, or $100,000 for a redemption by check, (ii) the Fund does not have verified banking information on file, (iii) the proceeds are not to be paid to the record owner at the record address, or (iv) the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed by any eligible guarantor institution.

Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. Additional documentary evidence of authority is required by BNY Mellon Investment Servicing (US) Inc. in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator. See “Signature Guarantee” below.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (“Fund Minimum”), and may redeem the shares in your account if the NAV of those shares in your account falls below $500 for any reason, including market fluctuation.

You will be notified that the value of your account is less than the Fund Minimum before the Fund makes any involuntary redemption. This notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $500 before the Fund makes an involuntary redemption. This involuntary redemption will not charge any deferred sales charge, and may not apply to accounts of certain employer-sponsored retirement plans (not including IRAs), qualified state tuition plan (529 Plan) accounts, and select fee-based programs at your financial intermediary.

Service Shares

Redemption of Shares. WeLEAF may redeem Service Shares if the account balance drops below the required minimum initial investment as the result of redemption requests and the shareholder does not increase the balance to at least the required minimum initial investment upon thirty days’ written notice. If a customer has agreed with an institution to maintain a minimum balance in his or her account with the institution, and the balance in the account falls below that minimum, the customer may be obligated to redeem all or part of his or her shares in the Fund to the extent necessary to maintain the minimum balance required.

The following is applicable only to persons who were shareholders of an investment portfolio of Compass Capital Group of Funds at the time of the Trust’s combination with The PNC Fund in 1996:

Persons who were shareholders of an investment portfolio of Compass Capital Group of Funds at the time of the portfolio’s combination with The PNC Fund may also purchase and redeem Service Shares of the same Fund and for the same account in which they held shares on that date through the procedures described in this section.

Payment of Redemption Proceeds. The Fund may suspend the right of redemption or postpone the date of payment upon redemption for such periods as are permitted under the Investment Company Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund’s responsibilities under the Investment Company Act.

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Fund’s shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Fund’s NAV. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of the Fund.

The Board of the Trust will be permitted to impose a liquidity fee on redemptions from each of LEAF or WeLEAF (up to 2%) or temporarily restrict redemptions from the Fund for up to 10 business days. Please see each Fund’s Prospectus for additional information about liquidity fees and redemption gates.

Under the Investment Company Act, the Fund may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation or portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder. The Fund reserves the express right to redeem shares of the Fund involuntarily at any time if the Board of Trustees determines, in its sole discretion, that failure to do so may have adverse consequences to the holders of shares in the Fund. Upon such redemption the holders of shares so redeemed shall have no further right with respect thereto other than to receive payment of the redemption price.

WeLEAF reserves the right to redeem shares in any account that it cannot confirm to its satisfaction is beneficially owned by a natural person, after providing at least 60 days’ advance notice.

Signature Guarantee. A signature guarantee is designed to protect the shareholders and the Fund against fraudulent transactions by unauthorized persons. A signature guarantee may be obtained from a domestic bank or trust company, recognized broker, dealer, clearing agency, savings association who are participants in a medallion program by the Securities Transfer Association, credit unions, national securities exchanges and registered securities associations. The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature Guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable.

Circle Reserve — Redemption of Shares

Redemptions may be made in the manner and amounts described in Circle Reserve’s Prospectus. Signatures, when required, must conform exactly to the account registration. If (i) the proceeds of the redemption would exceed $250,000 for a redemption by wire, (ii) the Fund does not have verified banking information on file, (iii) the proceeds are not to be paid to the record owner at the record address, or (iv) the shareholder is a corporation, partnership, trust or fiduciary, signature(s) may need to be guaranteed by any eligible guarantor institution.

Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. Additional documentary evidence of authority is required by BNY Mellon

Investment Servicing (US) Inc. in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator. See “Signature Guarantee” below.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $100,000 in the Fund position you hold within your account (“Fund Minimum”), and may redeem the shares in your account if the NAV of those shares in your account falls below $100,000 for any reason, including market fluctuation.

You will be notified that the value of your account is less than the Fund Minimum before the Fund makes any involuntary redemption. This notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $100,000 before the Fund makes an involuntary redemption. This involuntary redemption will not charge any deferred sales charge, and may not apply to accounts of certain employer-sponsored retirement plans (not including IRAs), qualified state tuition plan (529 Plan) accounts, and select fee-based programs at your financial intermediary.

Payment of Redemption Proceeds. The Fund may suspend the right of redemption or postpone the date of payment upon redemption for such periods as are permitted under the Investment Company Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund’s responsibilities under the Investment Company Act.

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Fund’s shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Fund’s NAV. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of the Fund.

Under the Investment Company Act, the Fund may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation or portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder. The Fund reserves the express right to redeem shares of the Fund involuntarily at any time if the Board of Trustees determines, in its sole discretion, that failure to do so may have adverse consequences to the holders of shares in the Fund. Upon such redemption the holders of shares so redeemed shall have no further right with respect thereto other than to receive payment of the redemption price.

Signature Guarantee. A signature guarantee is designed to protect the shareholders and the Fund against fraudulent transactions by unauthorized persons. A signature guarantee may be obtained from a domestic bank or trust company, recognized broker, dealer, clearing agency, savings association who are participants in a medallion program by the Securities Transfer Association, credit unions, national securities exchanges and registered securities associations. The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature Guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable.

DETERMINATION OF NET ASSET VALUE

BlackRock Government Money Market Portfolio, BlackRock Government Money Market V.I. Fund, Circle Reserve, WeLEAF and Summit Cash Reserves

Each Fund seeks to maintain a NAV of $1.00 per share for purposes of purchase and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation.

Under this method portfolio securities are valued at cost when purchased and thereafter, a constant proportionate accretion of any discount or amortization of premium is recorded until the maturity of the security. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account.

As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Fund would receive if the security were sold prior to maturity. Each Fund’s Board has established procedures for the purpose of maintaining a constant NAV of $1.00 per share for each Fund; however, there can be no assurance that a constant NAV will be maintained for any Fund. Such procedures include a review of the extent of any deviation of NAV per share, based on available market quotations, from the $1.00 amortized cost per share.

Should that deviation exceed 1⁄2 of 1% for a Fund, the Fund’s Board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other adverse impact to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, and utilizing a NAV per share as determined by using available market quotations.

Each Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less, a dollar-weighted average life of 120 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the Investment Company Act greater than 397 days, and will limit portfolio investments, including repurchase agreements, to those instruments that the adviser or sub-adviser determines present minimal credit risks pursuant to guidelines adopted by a Fund’s Board.

LEAF

In computing the NAV of its shares for purposes of sales and redemptions, the Fund values its portfolio securities as described below and will quote its NAV per share to the fourth decimal place (e.g., $1.0000), which NAV per share is expected to fluctuate from time to time.

Valuation of assets held by the Fund is performed as follows:

Fixed Income Investments. Fixed-income securities for which market quotations are readily available are generally valued using such securities’ current market value. The Fund values fixed-income portfolio securities using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with the Valuation Procedures. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless such method does not represent fair value. Certain fixed-income investments, including asset-backed and mortgage related securities, may be valued based on valuation models that consider the estimated cash flows of each tranche of the issuer, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Other Investment Companies. Shares of underlying open-end funds (including money market funds) are valued at NAV. Shares of underlying exchange-traded closed-end funds or other exchange-traded funds will be valued at their most recent closing price.

General Valuation Information. In determining the market value of portfolio investments, the Fund may employ independent third party pricing services, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specified inputs and assumptions. This may result in the assets being valued at a price different from the price that would have been determined had the matrix or formula method not been used. The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. All cash, receivables and current payables are carried on the Fund’s books at their fair value.

Prices obtained from independent third party pricing services, broker-dealers or market makers to value the Fund’s securities and other assets and liabilities are based on information available at the time the Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination will be made considering pertinent facts and circumstances surrounding the revision.

In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method approved by BlackRock, the Fund’s valuation designee, as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by the Fund (including restricted securities) are valued at fair value as determined in good faith by the Board or BlackRock pursuant to the Valuation Procedures.

Certain of the securities acquired by the Fund may be traded on foreign exchanges or OTC markets on days on which the Fund’s NAV is not calculated. In such cases, the NAV of the Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

Fair Value. When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by BlackRock in accordance with the Valuation Procedures. Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Directors has designated BlackRock as the valuation designee for the respective funds for which it serves as investment adviser. BlackRock may reasonably conclude that a market quotation is not readily available or is unreliable if, among other things, a security or other asset or liability does not have a price source due to its complete lack of trading, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), or where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment, that an event has occurred after the close of trading for an asset or liability but prior to or at the time of pricing the Fund’s assets or liabilities, is likely to cause a material change to the last exchange closing price or closing market price of one or more assets or liabilities held by the Fund. On any day the NYSE is open and a foreign market or the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day’s price, provided that BlackRock is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset.

BlackRock’s Rule 2a-5 Committee is responsible for reviewing and approving methodologies by investment type and significant inputs used in the fair valuation of Fund assets or liabilities. In addition, the Fund’s accounting agent assists BlackRock by periodically endeavoring to confirm the prices it receives from all third-party pricing services, index providers and broker-dealers. BlackRock regularly evaluates the values assigned to the securities and other assets and liabilities of the Fund.

When determining the price for a Fair Value Asset, BlackRock will seek to determine the price that the Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction on the date on which the asset or liability is being valued, and does not seek to determine the price the Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third-party valuation models.

Fair value represents a good faith approximation of the value of an asset or liability. When determining the fair value of an investment, one or more fair value methodologies may be used (depending on certain factors, including the asset type). For example, the investment may be initially priced based on the original cost of the investment or, alternatively, using proprietary or third-party models that may rely upon one or more unobservable inputs. Prices of actual, executed or historical transactions in the relevant investment (or comparable instruments) or, where appropriate, an appraisal by a third-party experienced in the valuation of similar instruments, may also be used as a basis for establishing the fair value of an investment. The fair value or one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The Fund’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements.

Generally, ASC 820 and other accounting rules applicable to funds and various assets in which they invest are evolving. Such changes may adversely affect the Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities, to the extent such rules become more stringent, would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to the Fund’s inability to obtain a third-party determination of fair market value.

YIELD INFORMATION

Each Fund computes its annualized yield in accordance with regulations adopted by the Commission by determining the net changes in value, exclusive of capital changes and income other than investment income, for a seven-day base period for a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical shareholder account charge, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the result by 365 and then dividing by seven. This yield calculation does not take into consideration any realized or unrealized gains or losses on portfolio securities. The Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return, which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result. This compounded yield calculation also excludes realized and unrealized gains or losses on portfolio securities.

The yield on each Fund’s shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by a Fund of future yields or rates of return on its shares. The yield is affected by such factors as changes in interest rates on a Fund’s portfolio securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. The yield on Fund shares for various reasons may not be comparable to the yield on bank deposits, shares of other money market funds or other investments.

See “Yield Information” in Part I of each Fund’s SAI for recent seven-day yield information relating to your Fund.

On occasion, each Fund may compare its yield to (1) an industry average compiled by Donoghue’s Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, (2) the average yield reported by the Bank Rate Monitor National IndexTM for money market deposit accounts offered by the 100 leading banks and thrift institutions in the ten largest standard metropolitan statistical areas, (3) yield data published by industry publications, including Lipper Inc., Morningstar, Inc., Money Magazine, U.S. News & World Report, BusinessWeek, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine, or (4) the yield on an investment in 90-day Treasury bills on a rolling basis, assuming quarterly compounding. As with yield quotations, yield comparisons should not be considered indicative of a Fund’s yield or relative performance for any future period.

A Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objective. This may include information about past, current or possible economic, market, political, or other conditions, descriptive information on general principles of investing such as asset allocation, diversification and risk tolerance; a discussion of a Fund’s portfolio composition, investment philosophy, strategy or investment techniques; comparisons of a Fund’s performance or portfolio composition to that of other funds or types of investments, to indices relevant to the comparison being made, or to a hypothetical or model portfolio. Each Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments.

PORTFOLIO TRANSACTIONS

Subject to policies established by the Board of each Fund, the Manager is primarily responsible for the execution of a Fund’s portfolio transactions. The Manager does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While the Manager generally seeks reasonable trade execution costs, a Fund does not necessarily pay the lowest spread or commission available. Each Fund’s policy of investing in securities with short maturities will result in high portfolio turnover.

Subject to obtaining the best net results, dealers who provide supplemental investment research (such as economic data and market forecasts) to the Manager may receive orders for transactions of the Fund. Information received will be in addition to and not in lieu of the services required to be performed by the Manager under each Management Agreement and the expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information.

The portfolio securities in which each Fund invests are traded primarily in the OTC market. Bonds and debentures usually are traded OTC, but may be traded on an exchange. Where possible, a Fund will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own accounts. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of a Fund primarily will consist of dealer spreads. Under the Investment Company Act, persons affiliated with a Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principals in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with the dealers acting as principals for their own accounts, the Funds will not deal with affiliated persons in connection with such transactions, except pursuant to an applicable exemptive order or as otherwise permitted by applicable law. However, an affiliated person of a Fund may serve as its broker in OTC transactions conducted on an agency basis.

The Manager does not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for a Fund; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by the Manager neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

OTC issues, including most fixed income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Funds will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both non-U.S. and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.

Purchases of money market instruments by a Fund are made from dealers, underwriters and issuers. The Funds do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Each money market Fund (each a “Money Market Fund”) intends to purchase only securities with remaining maturities of 397 days or less as determined in accordance with the rules of the Commission. As a result, the portfolio turnover rates of a Money Market Fund will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by a Money Market Fund, the turnover rates should not adversely affect the Fund’s NAVs or net income.

Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

The Manager or sub-advisers may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Fund prior to maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Fund’s anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that a Fund would incur a capital loss in liquidating commercial paper, especially if interest rates have risen since acquisition of such commercial paper.

Investment decisions for each Fund and for other investment accounts managed by the Manager or sub-advisers are made independently of each other in light of differing conditions. BlackRock allocates investments among client accounts in a fair and equitable manner. A variety of factors will be considered in making such allocations. These factors include: (i) investment objectives or strategies for particular accounts, including sector, industry, country or region and capitalization weightings, (ii) tax considerations of an account, (iii) risk or investment concentration parameters for an account, (iv) supply or demand for a security at a given price level, (v) size of available investment, (vi) cash availability and liquidity requirements for accounts, (vii) regulatory restrictions, (viii) minimum investment size of an account, (ix) relative size of account, and (x) such other factors as may be approved by BlackRock’s general counsel. Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another, (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to BlackRock, (iii) to develop or enhance a relationship with a client or prospective client, (iv) to compensate a client for past services or benefits rendered to BlackRock or to induce future services or benefits to be rendered to BlackRock, or (v) to manage or equalize investment performance among different client accounts.

Because of different objectives or other factors, a particular security may be bought for one or more funds or clients advised by BlackRock or its affiliates (collectively, “clients”) when one or more clients of BlackRock or its affiliates are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve a Fund or other clients or funds for which BlackRock or an affiliate acts as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of BlackRock or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

See “Portfolio Transactions” or “Portfolio Transactions and Brokerage,” as applicable, in Part I of each Fund’s SAI for information relating to portfolio transactions engaged in by your Fund for its three most recently completed fiscal years or other relevant periods.

The Board of each Fund has considered the possibility of seeking to recapture for the benefit of the Fund expenses of possible portfolio transactions, such as dealer spreads and underwriting commissions, by conducting portfolio transactions through affiliated entities. After considering all factors deemed relevant, the Board of each Fund made a determination not to seek such recapture. The Board of each Fund will reconsider this matter from time to time.

Each Fund has received an exemptive order from the Commission permitting it to lend portfolio securities to its affiliates. Pursuant to that order, each Fund may retain an affiliated entity of the Manager (the “lending agent”) as the securities lending agent for a fee, including a fee based on a share of the returns on investment of cash collateral. The lending agent may, on behalf of a Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the lending agent or in registered money market funds advised by the Manager or its affiliates. See “Portfolio Transactions” or “Portfolio Transactions and Brokerage,” as applicable, in Part I of each Fund’s SAI for the securities lending agent fees, if any, paid by your Fund to the lending agent for the periods indicated.

Because of different objectives or other factors, a particular security may be bought for one or more funds or clients advised by the Manager or its affiliates (collectively, “clients”) when one or more clients of the Manager or its affiliates are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve a Fund or other clients or funds for which the Manager or an affiliate acts as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Manager or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

DIVIDENDS AND TAXES

Dividends

Each Fund declares dividends daily. Except as otherwise provided in a Fund’s Prospectus, dividends of each Fund are reinvested monthly in additional shares of that Fund at NAV. Except as otherwise provided in a Fund’s Prospectus, shares purchased will begin accruing dividends on the day following the date of purchase. Until they are paid, dividends that are declared will remain in the gross assets of each Fund and will therefore continue to earn income for the Fund’s shareholders. Shareholders will receive monthly statements as to such reinvestments.

Net income (from the time of the immediately preceding determination thereof) consists of (i) interest accrued and/or discount earned (including both original issue and market discount), (ii) less amortization of premiums and the estimated expenses of a Fund applicable to that dividend period. Net realized capital gains (including net short-term capital gain), if any, will be distributed by the Funds at least annually.

Taxes

Each Fund intends to elect and to qualify or to continue to qualify, as appropriate, for the special tax treatment afforded regulated investment companies under the Code. As long as a Fund so qualifies, the Fund (but not its shareholders) will not be subject to

Federal income tax on the part of its investment company taxable income and net capital gain that is distributed to shareholders. Each Fund intends to distribute substantially all of such income and gains. If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code, notwithstanding the availability of certain relief provisions, such Fund would be taxed in the same manner as an ordinary corporation and all distributions from earnings and profits (as determined under Federal income tax principles) to its shareholders would be taxable as ordinary dividend income eligible for taxation at a reduced tax rate for non-corporate shareholders and the dividends-received deduction for corporate shareholders.

Each Fund that is a series of a regulated investment company that consists of multiple series is treated as a separate corporation for Federal income tax purposes, and, therefore, is considered to be a separate entity in determining its treatment under the rules for regulated investment companies. Losses in one series of a regulated investment company do not offset gains in another, and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status will be determined at the level of the individual series. In the following discussion, the term “Fund” means each individual series, if applicable.

The Code requires a regulated investment company to pay a nondeductible 4% excise tax to the extent the regulated investment company does not distribute, during each calendar year, at least 98% of its ordinary income, determined on a calendar year basis, and at least 98.2% of its capital gain net income, determined, in general, as if the regulated investment company’s taxable year ended on October 31, plus certain undistributed amounts from the preceding year. While each Fund intends to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of a Fund’s taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, a Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements. The required distributions are based only on the taxable income of a regulated investment company.

General Treatment of Fund Shareholders.

Dividends paid by a Fund from its ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to hereafter as “ordinary income dividends”) are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gain over net short-term capital loss (“capital gain dividends”) are taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has owned Fund shares. Distributions paid by a Fund that are reported as exempt-interest dividends will not be subject to regular Federal income tax. Certain dividend income and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. Under these rules, the portion of ordinary income dividends constituting “qualified dividend income” when paid by a regulated investment company to non-corporate shareholders may be taxable to such shareholders at long-term capital gain rates. However, to the extent a Fund’s distributions are derived from income on debt securities and short-term capital gains, such distributions will not constitute “qualified dividend income.” Thus, ordinary income dividends paid by the Funds generally will not be eligible for taxation at the reduced rate.

Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received with respect to the shares. Distributions in excess of a Fund’s earnings and profits will first reduce the shareholder’s adjusted tax basis in his shares and any amount in excess of such basis will constitute capital gains to such shareholder (assuming the shares are held as a capital asset). Long-term capital gains (i.e., gains from a sale or exchange of capital assets held for more than one year) are generally taxed at preferential rates to non-corporate taxpayers. Each Fund will furnish its shareholders with a written statement reporting the amounts of its dividends paid during the year that qualify as capital gain dividends or exempt-interest dividends, as applicable, as well as the portion of an exempt-interest dividend that constitutes an item of tax preference, as discussed below.

Ordinary income and capital gain dividends are taxable to shareholders even if they are reinvested in additional shares of a Fund. Distributions by a Fund, whether from ordinary income or capital gains, generally will not be eligible for the dividends received deduction allowed to corporations under the Code. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

Because LEAF offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed. Ordinarily, any gains and losses realized would have to be accounted for separately. In addition, because of the so-called “wash sale” rules, which are discussed below, any loss realized by a shareholder on a redemption of LEAF shares would ordinarily be disallowed to the extent such shareholder acquired new shares of LEAF within 30 days before or after such a redemption.

The Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the Investment Company Act and has a floating rate NAV at the time of redemption. In addition, a shareholder in a money market fund (whether or not it has a floating NAV) may elect to adopt a simplified, aggregate accounting method under which gains and losses can be netted based on the shareholder’s taxable year rather than reported separately (the “NAV Method”). Shareholders are urged to consult their tax advisors before deciding to adopt such accounting method.

If any Fund (other than a Fund that is a government money market fund) imposes a liquidity fee on share redemptions because of a drop in the Fund’s weekly liquid assets below certain levels, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The liquidity fee cannot be separately claimed as a deduction.

Any such liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non-redeeming shareholders. However, the Funds do not intend to distribute such fees to non-redeeming shareholders. Such fees may, however, raise LEAF’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

If the value of assets held by a Fund, other than LEAF which has a floating NAV, declines, the Trustees of the Fund may authorize a reduction in the number of outstanding shares in shareholders’ accounts so as to preserve a NAV of $1.00 per share. After such a reduction, the basis of eliminated shares would be added to the basis of shareholders’ remaining Fund shares, and any shareholders disposing of shares at that time may recognize a capital loss unless the “wash sale” rules apply. Dividends, including dividends reinvested in additional shares of a Fund, will nonetheless be fully taxable, even if the number of shares in shareholders’ accounts has been reduced as described above.

Except with respect to LEAF, which has a floating rate NAV, a loss realized by a shareholder on a sale or exchange of shares of a Fund will be disallowed as a “wash sale” if other shares of the Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61 day period beginning 30 days before and ending 30 days after the date on which the shares are sold or exchanged and the shareholder has not adopted the NAV Method. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Under certain provisions of the Code, some shareholders may be subject to a 24% withholding tax on ordinary income dividends and capital gain dividends (“backup withholding”). Generally, shareholders subject to backup withholding will be non-corporate shareholders for whom no certified taxpayer identification number is on file with a Fund or who, to a Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s Federal income tax liability provided that the required information is timely provided to the IRS.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater amount in a combination of taxable years), the shareholder must file a disclosure statement on Form 8886 with the IRS. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. That a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gains from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. However, this tax will not apply to certain amounts that are already excludable from gross income, such as interest on tax-exempt bonds.

No gain or loss will be recognized by Investor C shareholders on the conversion to Investor A Shares. A shareholder’s tax basis in the Investor A Shares acquired upon conversion will be the same as the shareholder’s tax basis in the converted Investor C Shares and the holding period of the acquired Investor A Shares will include the holding period for the converted Investor C Shares.

Interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Ordinary income dividends paid to shareholders that are nonresident aliens or foreign entities generally will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisors concerning applicability of the United States withholding tax. Dividends derived by a regulated investment company from short-term capital gains and qualified net interest income (including income from original issue discount and market discount) and paid to stockholders that are nonresident aliens and foreign entities, if and to the extent properly reported as “interest-related dividends” or “short-term capital gain dividends,” generally will not be subject to U.S. withholding tax. Where possible, each Fund intends to report such dividends as interest-related dividends or short-term capital gain dividends. However, depending on its circumstances, a Fund may report all, some or none of its potentially eligible dividends as interest-related dividends or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder must comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as an interest-related dividend or short term capital gain dividend. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts. It is not possible to predict what portion, if any, of a Fund’s distributions will be designated as consisting of qualified short term gain or qualified net interest income exempt from withholding in the hands of nonresident and foreign shareholders.

Separately, a 30% withholding tax is currently imposed on U.S. source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

Ordinary income and capital gain dividends paid by the Funds may also be subject to state and local taxes. However, certain states exempt from state income taxation dividends paid by regulated investment companies that are derived from interest on United States Treasury obligations. State law varies as to whether dividend income attributable to United States Treasury obligations is exempt from state income tax.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees of each Fund has delegated the voting of proxies for the Funds’ securities to the Manager pursuant to the Manager’s proxy voting guidelines and procedures (the “BlackRock Proxy Voting Guidelines”). Under the BlackRock Proxy Voting Guidelines, the Manager will vote proxies related to Fund securities in the best interests of the Fund and its stockholders. From time to time, a vote may present a conflict between the interests of the Fund’s stockholders, on the one hand, and those of the Manager, or any affiliated person of the Fund or the Manager, on the other. The Manager maintains policies and procedures that are designed to prevent undue influence on the Manager’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and the Manager, the Manager’s affiliates, a Fund or a Fund’s affiliates. Most conflicts are managed through a structural separation of the Manager’s Corporate Governance Group from the Manager’s employees with sales and client responsibilities. In addition, the Manager maintains procedures to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to the Manager’s relationship with the issuer of the proxy or dissident shareholder. In certain instances, the Manager may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. Copies of the Funds’ Proxy Voting Policy, BlackRock’s Global Corporate Governance & Engagement Principles and BlackRock’s Corporate Governance and Proxy Voting Guidelines for U.S. Securities are attached as Appendix B.

Information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (i) at www.blackrock.com and (ii) on the Commission’s website at http://www.sec.gov.

GENERAL INFORMATION

Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held and vote in the election of Trustees and generally on other matters submitted to the vote of shareholders. Shareholders of a class that bears distribution and/or service expenses have exclusive voting rights with respect to matters relating to such distribution and service expenditures. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all Trustees of the Fund. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Fund except under certain limited circumstances set forth in the Fund’s Declaration of Trust, as amended (the “Declaration”).

There normally will be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by the shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Shareholders may cause a meeting of shareholders to be held in accordance with the terms of the Fund’s Declaration or by-laws, as the case may be. Also, each Fund will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new advisory arrangements, of a material increase in distribution fees or of a change in fundamental policies, objectives or restrictions. Except as set forth above, the Trustees shall continue to hold office from year to year and appoint successor Trustees. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared and in net assets upon liquidation or dissolution remaining after satisfaction of outstanding liabilities except for any expenses which may be attributable to only one class, in the case of LEAF, WeLEAF and Summit Cash Reserves. Shares issued are fully-paid and non-assessable by each Fund.

A copy of the Declaration establishing each Fund, together with all amendments thereto, is on file in the office of the Secretary of the Commonwealth of Massachusetts. The Declaration provides that the name of each Fund refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally, and no Trustee, shareholder, officer, employee or agent of the Fund shall be held to any personal liability, nor shall resort be had to their property for the satisfaction of any obligation or claim of the Fund but the “Trust Property” (as defined in the Declaration) only shall be liable.

Additional Information

Under a separate agreement, BlackRock has granted the Funds, as applicable, the right to use the “BlackRock” name and has reserved the right to withdraw its consent to the use of such name by a Fund if the Fund ceases to retain BlackRock as investment adviser or to grant the use of such name to any other company.

See “General Information” in Part I of each Fund’s SAI for other general information about your Fund.

APPENDIX A

Description of Bond Ratings

A Description of Moody’s Investors Service, Inc.’s (“Moody’s”) Global Rating Scales

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Moody’s defines credit risk as the risk that an entity may not meet its contractual financial obligations as they come due and any estimated financial loss in the event of default or impairment. The contractual financial obligations addressed by Moody’s ratings are those that call for, without regard to enforceability, the payment of an ascertainable amount, which may vary based upon standard sources of variation (e.g., floating interest rates), by an ascertainable date. Moody’s rating addresses the issuer’s ability to obtain cash sufficient to service the obligation, and its willingness to pay. Moody’s ratings do not address non-standard sources of variation in the amount of the principal obligation (e.g., equity indexed), absent an express statement to the contrary in a press release accompanying an initial rating. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned for obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Moody’s issues ratings at the issuer level and instrument level on both the long-term scale and the short-term scale. Typically, ratings are made publicly available although private and unpublished ratings may also be assigned.

Moody’s differentiates structured finance ratings from fundamental ratings (i.e., ratings on nonfinancial corporate, financial institution, and public sector entities) on the global long-term scale by adding (sf) to all structured finance ratings. The addition of (sf) to structured finance ratings should eliminate any presumption that such ratings and fundamental ratings at the same letter grade level will behave the same. The (sf) indicator for structured finance security ratings indicates that otherwise similarly rated structured finance and fundamental securities may have different risk characteristics. Through its current methodologies, however, Moody’s aspires to achieve broad expected equivalence in structured finance and fundamental rating performance when measured over a long period of time.

Description of Moody’s Global Long-Term Rating Scale

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody’s Global Short-Term Rating Scale

P-1	Ratings of Prime-1 reflect a superior ability to repay short-term obligations.

P-2	Ratings of Prime-2 reflect a strong ability to repay short-term obligations.

P-3	Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s U.S. Municipal Short-Term Debt and Demand Obligation Ratings

Description of Moody’s Short-Term Obligation Ratings

Moody’s uses the global short-term Prime rating scale for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales discussed below.

Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, Moody’s uses the MIG scale for bond anticipation notes with maturities of up to five years.

MIG Scale

MIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Demand Obligation Ratings

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned. The components are a long-term rating and a short-term demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon-demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody’s typically assigns the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR”.

VMIG Scale

VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG	This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of S&P Global Ratings (“S&P”), a Division of S&P Global Inc., Issue Credit Ratings

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. S&P would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings S&P assigns to certain instruments may diverge from these guidelines based on market practices. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

•	The likelihood of payment — the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

•	The nature and provisions of the financial obligation, and the promise S&P imputes; and

•

The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Long-Term Issue Credit Ratings*

AAA	An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

*	Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Short-Term Issue Credit Ratings

A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Description of S&P’s Municipal Short-Term Note Ratings

An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

•	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P’s municipal short-term note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

D	‘D’ is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Description of Fitch Ratings’ (“Fitch’s”) Credit Ratings Scales

Fitch Ratings publishes opinions on a variety of scales. The most common of these are credit ratings, but the agency also publishes ratings, scores and other relative opinions relating to financial or operational strength. For example, Fitch also provides specialized ratings of servicers of residential and commercial mortgages, asset managers and funds. In each case, users should refer to the definitions of each individual scale for guidance on the dimensions of risk covered in each assessment.

Fitch’s credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings relating to securities and obligations of an issuer can include a recovery expectation. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. The agency’s credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms investment grade and speculative grade are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative categories either signal a higher level of credit risk or that a default has already occurred.

For the convenience of investors, Fitch may also include issues relating to a rated issuer that are not and have not been rated on its web page. Such issues are also denoted as ‘NR’.

Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss. For information about the historical performance of ratings please refer to Fitch’s Ratings Transition and Default studies which detail the historical default rates and their meaning. The European Securities and Markets Authority also maintains a central repository of historical default rates.

Fitch’s credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment.

Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation).

The primary credit rating scales can be used to provide a rating of privately issued obligations or certain note issuance programs or for private ratings. In this case the rating is not published, but only provided to the issuer or its agents in the form of a rating letter.

The primary credit rating scales may also be used to provide ratings for a more narrow scope, including interest strips and return of principal or in other forms of opinions such as credit opinions or rating assessment services. Credit opinions are either a notch- or category-specific view using the primary rating scale and omit one or more characteristics of a full rating or meet them to a different standard. Credit opinions will be indicated using a lower case letter symbol combined with either an ‘*’ (e.g. ‘bbb+*’) or (cat) suffix to denote the opinion status. Credit opinions will be point-in-time typically but may be monitored if the analytical group believes information will be sufficiently available. Rating assessment services are a notch-specific view using the primary rating scale of how an existing or potential rating may be changed by a given set of hypothetical circumstances. While credit opinions and rating assessment services are point-in-time and are not monitored, they may have a directional watch or outlook assigned, which can signify the trajectory of the credit profile.

Description of Fitch’s Long-Term Corporate Finance Obligations Rating Scales

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument. On the contrary, Ratings of debtor-in-possession (“DIP”) obligations incorporate the expectation of full repayment.

The relationship between the issuer scale and obligation scale assumes a generic historical average recovery. Individual obligations can be assigned ratings higher, lower, or the same as that entity’s issuer rating or issuer default rating (“IDR”), based on their relative ranking, relative vulnerability to default or based on explicit Recovery Ratings.

As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or IDR, except DIP obligation ratings that are not based off an IDR. At the lower end of the ratings scale, Fitch publishes explicit Recovery Ratings in many cases to complement issuer and obligation ratings.

Fitch long-term obligations rating scales are as follows:

AAA	Highest Credit Quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	Very High Credit Quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	High Credit Quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	Good Credit Quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB	Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B	Highly Speculative. ‘B’ ratings indicate that material credit risk is present.

CCC	Substantial Credit Risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC	Very High Levels of Credit Risk. ‘CC’ ratings indicate very high levels of credit risk.

C	Exceptionally High Levels of Credit Risk. ‘C’ indicates exceptionally high levels of credit risk.

Within rating categories, Fitch may use modifiers. The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories.

For example, the rating category ‘AA’ has three notch-specific rating levels (‘AA+’; ‘AA’; ‘AA–’; each a rating level). Such suffixes are not added to ‘AAA’ ratings and ratings below the ‘CCC’ category. For the short-term rating category of ‘F1’, a ‘+’ may be appended.

Description of Fitch’s Short-Term Ratings Assigned to Issuers and Obligations

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

Fitch short-term ratings are as follows:

F1	Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.

F3	Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B	Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	High Short-Term Default Risk. Default is a real possibility.

RD	Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D	Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B

Open-End Fund Proxy Voting Policy

Procedures Governing Delegation of Proxy Voting to Fund Advisers

Effective Date: August 1, 2021

Last Review Date: August 1, 2022

Open-End Mutual Funds (including money market funds)

iShares ETFs and BlackRock ETFs

Objective and Scope

Set forth below is the Open-End Fund Proxy Voting Policy.

Policy / Document Requirements and Statements

The Boards of Trustees/Directors (“Directors”) of open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.

BlackRock has adopted guidelines and procedures (together and as from time to time amended, the “BlackRock Proxy Voting Guidelines”) governing proxy voting by accounts managed by BlackRock.

BlackRock will cast votes on behalf of each of the Funds on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the BlackRock Proxy Voting Guidelines.

BlackRock will report on an annual basis to the Directors on (1) a summary of all proxy votes that BlackRock has made on behalf of the Funds in the preceding year together with a representation that all votes were in accordance with the BlackRock Proxy Voting Guidelines, and (2) any changes to the BlackRock Proxy Voting Guidelines that have not previously been reported.

BlackRock Investment Stewardship

Global Principles

Effective as of January 2022

The purpose of this document is to provide an overarching explanation of BlackRock’s approach globally to our responsibilities as a shareholder on behalf of our clients, our expectations of companies, and our commitments to clients in terms of our own governance and transparency.

Introduction to BlackRock

BlackRock’s purpose is to help more and more people experience financial well-being. We manage assets on behalf of institutional and individual clients, across a full spectrum of investment strategies, asset classes, and regions. Our client base includes pension plans, endowments, foundations, charities, official institutions, insurers, and other financial institutions, as well as individuals around the world. As part of our fiduciary duty to our clients, we have determined that it is generally in the best long-term interest of our clients to promote sound corporate governance as an informed, engaged shareholder. At BlackRock, this is the responsibility of the Investment Stewardship team.

Philosophy on investment stewardship

Companies are responsible for ensuring they have appropriate governance structures to serve the interests of shareholders and other key stakeholders. We believe that there are certain fundamental rights attached to shareholding. Companies and their boards should be accountable to shareholders and structured with appropriate checks and balances to ensure that they operate in shareholders’ best interests to create sustainable value. Shareholders should have the right to vote to elect, remove, and nominate directors, approve the appointment of the auditor, and amend the corporate charter or by-laws. Shareholders should be able to vote on key board decisions that are material to the protection of their investment, including but not limited to, changes to the purpose of the business, dilution levels and pre-emptive rights, and the distribution of income and capital structure. In order to make informed decisions, we believe that shareholders have the right to sufficient and timely information. In addition, shareholder voting rights should be proportionate to their economic ownership — the principle of “one share, one vote” helps achieve this balance.

Consistent with these shareholder rights, we believe BlackRock has a responsibility to monitor and provide feedback to companies in our role as stewards of our clients’ investments. Investment stewardship is how we use our voice as an investor to promote sound corporate governance and business practices to help maximize long-term shareholder value for our clients, the vast majority of whom are investing for long-term goals such as retirement. BlackRock Investment Stewardship (“BIS”) does this through engagement with management teams and/or board members on material business issues, including but not limited to environmental, social, and governance (“ESG”) matters and, for those clients who have given us authority, through voting proxies in their best long-term economic interests. We also participate in the public dialogue to help shape global norms and industry standards with the goal of supporting a policy framework consistent with our clients’ interests as long-term shareholders.

BlackRock looks to companies to provide timely, accurate, and comprehensive disclosure on all material governance and business matters, including ESG-related issues. This transparency allows shareholders to appropriately understand and assess how relevant risks and opportunities are being effectively identified and managed. Where company reporting and disclosure is inadequate or we believe the approach taken may be inconsistent with sustainable, long-term value creation, we will engage with a company and/or vote in a manner that encourages progress.

BlackRock views engagement as an important activity; engagement provides us with the opportunity to improve our understanding of the business and risks and opportunities that are material to the companies in which our clients invest, including those related to ESG. Engagement also informs our voting decisions. As long-term investors on behalf of clients, we seek to have regular and continuing dialogue with executives and board directors to advance sound governance and sustainable business practices, as well as to understand the effectiveness of the company’s management and oversight of material issues. Engagement is an important mechanism for providing feedback on company practices and disclosures, particularly where we believe they could be enhanced. Similarly, it provides us an opportunity to hear directly from company boards and management on how they believe their actions are aligned with sustainable, long-term value creation. We primarily engage through direct dialogue, but may use other tools such as written correspondence, to share our perspectives.

We generally vote in support of management and boards that demonstrate an approach consistent with creating sustainable, long-term value. If we have concerns about a company’s approach, we may choose to explain our expectations to the company’s board and management. Following our engagement, we may signal through our voting that we have outstanding concerns, generally by voting against the re-election of directors we view as having responsibility for an issue. We apply our regional proxy voting guidelines to achieve the outcome we believe is most aligned with our clients’ long-term economic interests.

Key themes

We recognize that accepted standards and norms of corporate governance can differ between markets. However, we believe there are certain fundamental elements of governance practice that are intrinsic globally to a company’s ability to create long-term value. This set of global themes are set out in this overarching set of principles (the “Principles”), which are anchored in transparency and accountability. At a minimum, we believe companies should observe the accepted corporate governance standards in their domestic market and ask that, if they do not, they explain how their approach better supports sustainable long-term value creation.

These Principles cover seven key themes:

•	Boards and directors

•	Auditors and audit-related issues

•	Capital structure, mergers, asset sales, and other special transactions

•	Compensation and benefits

•	Environmental and social issues

•	General corporate governance matters and shareholder protections

•	Shareholder proposals

Our regional and market-specific voting guidelines explain how these Principles inform our voting decisions in relation to specific ballot items for shareholder meetings.

Boards and directors

Our primary focus is on the performance of the board of directors. The performance of the board is critical to the economic success of the company and the protection of shareholders’ interests. As part of their responsibilities, board members owe fiduciary duties to shareholders in overseeing the strategic direction and operation of the company. For this reason, BIS sees engaging with and the election of directors as one of our most important and impactful responsibilities.

We support boards whose approach is consistent with creating sustainable, long-term value. This includes the effective management of strategic, operational, financial, and material ESG factors and the consideration of key stakeholder interests. The board should establish and maintain a framework of robust and effective governance mechanisms to support its oversight of the company’s strategic aims. We look to the board to articulate the effectiveness of these mechanisms in overseeing the management of business risks and opportunities and the fulfillment of the company’s purpose. Disclosure of material issues that affect the company’s long-term strategy and value creation, including material ESG factors, is essential for shareholders to be able to appropriately understand and assess how risks are effectively identified, managed and mitigated.

Where a company has not adequately disclosed and demonstrated it has fulfilled these responsibilities, we will consider voting against the re-election of directors whom we consider having particular responsibility for the issue. We assess director performance on a case-by-case basis and in light of each company’s circumstances, taking into consideration our assessment of their governance, business practices that support sustainable, long-term value creation, and performance. In serving the interests of shareholders, the responsibility of the board of directors includes, but is not limited to, the following:

•	Establishing an appropriate corporate governance structure

•

Supporting and overseeing management in setting long-term strategic goals and applicable measures of value-creation and milestones that will demonstrate progress, and taking steps to address anticipated or actual obstacles to success

•	Providing oversight on the identification and management of material, business operational, and sustainability-related risks

•	Overseeing the financial resilience of the company, the integrity of financial statements, and the robustness of a company’s Enterprise Risk Management[1] framework

•	Making decisions on matters that require independent evaluation, which may include mergers, acquisitions and dispositions, activist situations or other similar cases

•	Establishing appropriate executive compensation structures

•	Addressing business issues, including environmental and social risks and opportunities, when they have the potential to materially impact the company’s long-term value

There should be clear definitions of the role of the board, the committees of the board, and senior management. Set out below are ways in which boards and directors can demonstrate a commitment to acting in the best long-term economic interests of all shareholders.

We will seek to engage with the appropriate directors where we have concerns about the performance of the company, board, or individual directors and may signal outstanding concerns in our voting.

Regular accountability

BlackRock believes that directors should stand for re-election on a regular basis, ideally annually. In our experience, annual re-elections allow shareholders to reaffirm their support for board members or hold them accountable for their decisions in a timely manner. When board members are not re-elected annually, we believe it is good practice for boards to have a rotation policy to ensure that, through a board cycle, all directors have had their appointment re-confirmed, with a proportion of directors being put forward for re-election at each annual general meeting.

Effective board composition

Regular director elections also give boards the opportunity to adjust their composition in an orderly way to reflect the evolution of the company’s strategy and the market environment. BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and in a manner that supports both continuity and appropriate succession planning. We consider the average overall tenure of the board, where we are seeking a balance between the knowledge and experience of longer-serving members and the fresh perspectives of newer members. We expect companies to keep under regular review the effectiveness of their board (including its size), and assess directors nominated for election or re-election in the context of the composition of the board as a whole. This assessment should consider a number of factors, including the potential need to address gaps in skills, experience, diversity, and independence.

When nominating new directors to the board, we ask that there is sufficient information on the individual candidates so that shareholders can assess the suitability of each individual nominee and the overall board composition. These disclosures should give an understanding of how the collective experience and expertise of the board aligns with the company’s long-term strategy and business model.

We are interested in diversity in the board room as a means to promoting diversity of thought and avoiding ‘group think’. We ask boards to disclose how diversity is considered in board composition, including demographic characteristics such as gender, race/ethnicity and age; as well as professional characteristics, such as a director’s industry experience, specialist areas of expertise and geographic location. We assess a board’s diversity in the context of a company’s domicile, business model and strategy. Self-identified board demographic diversity can usefully be disclosed in aggregate, consistent with local law. We believe boards should aspire to meaningful diversity of membership, at least consistent with local regulatory requirements and best practices, while recognizing that building a strong, diverse board can take time.

[1]

Enterprise risk management is a process, effected by the entity’s board of directors, management, and other personnel, applied in strategy setting and across the enterprise, designed to identify potential events that may affect the entity, and manage risk to be within the risk appetite, to provide reasonable assurance regarding the achievement of objectives. (Committee of Sponsoring Organizations of the Treadway Commission (COSO), Enterprise Risk Management — Integrated Framework, September 2004, New York, NY).

This position is based on our view that diversity of perspective and thought — in the board room, in the management team and throughout the company — leads to better long term economic outcomes for companies. Academic research already reveals correlations between specific dimensions of diversity and effects on decision-making processes and outcomes.2 In our experience, greater diversity in the board room contributes to more robust discussions and more innovative and resilient decisions. Over time, greater diversity in the board room can also promote greater diversity and resilience in the leadership team, and the workforce more broadly. That diversity can enable companies to develop businesses that more closely reflect and resonate with the customers and communities they serve.

We expect there to be a sufficient number of independent directors, free from conflicts of interest or undue influence from connected parties, to ensure objectivity in the decision-making of the board and its ability to oversee management. Common impediments to independence may include but are not limited to:

•	Current or recent employment at the company or a subsidiary

•	Being, or representing, a shareholder with a substantial shareholding in the company

•	Interlocking directorships

•

Having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and its shareholders.

BlackRock believes that boards are most effective at overseeing and advising management when there is a senior independent board leader. This director may chair the board, or, where the chair is also the CEO (or is otherwise not independent), be designated as a lead independent director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board, and encouraging independent participation in board deliberations. The lead independent director or another appropriate director should be available to shareholders in those situations where an independent director is best placed to explain and contextualize a company’s approach.

There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors. BlackRock believes that objective oversight of such matters is best achieved when the board forms committees comprised entirely of independent directors. In many markets, these committees of the board specialize in audit, director nominations, and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one involving a related party, or to investigate a significant adverse event.

Sufficient capacity

As the role and expectations of a director are increasingly demanding, directors must be able to commit an appropriate amount of time to board and committee matters. It is important that directors have the capacity to meet all of their responsibilities — including when there are unforeseen events — and therefore, they should not take on an excessive number of roles that would impair their ability to fulfill their duties.

Auditors and audit-related issues

BlackRock recognizes the critical importance of financial statements, which should provide a true and fair picture of a company’s financial condition. Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified.

The accuracy of financial statements, inclusive of financial and non-financial information, is of paramount importance to BlackRock. Investors increasingly recognize that a broader range of risks and opportunities have the potential to materially impact financial performance. Over time, we expect increased scrutiny of the assumptions underlying financial reports, particularly those that pertain to the impact of the transition to a low carbon economy on a company’s business model and asset mix.

[2]

For example, the role of gender diversity on team cohesion and participative communication is explored by: Post, C., 2015, When is female leadership an advantage? Coordination requirements, team cohesion, and team interaction norms, Journal of Organizational Behavior, 36, 1153-1175. http://dx.doi.org/10.1002/job.2031.

In this context, audit committees, or equivalent, play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and non-financial information, internal control frameworks, and in the absence of a dedicated risk committee, Enterprise Risk Management systems. BlackRock believes that effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders.

We hold members of the audit committee or equivalent responsible for overseeing the management of the audit function. Audit committees or equivalent should have clearly articulated charters that set out their responsibilities and have a rotation plan in place that allows for a periodic refreshment of the committee membership to introduce fresh perspectives to audit oversight.

We take particular note of critical accounting matters, cases involving significant financial restatements, or ad hoc notifications of material financial weakness. In this respect, audit committees should provide timely disclosure on the remediation of Key and Critical Audit Matters identified either by the external auditor or Internal Audit function.

The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, we believe it is important that auditors are, and are seen to be, independent. Where an audit firm provides services to the company in addition to the audit, the fees earned should be disclosed and explained. Audit committees should have in place a procedure for assessing annually the independence of the auditor and the quality of the external audit process.

Comprehensive disclosure provides investors with a sense of the company’s long-term operational risk management practices and, more broadly, the quality of the board’s oversight. The audit committee or equivalent, or a dedicated risk committee, should periodically review the company’s risk assessment and risk management policies and the significant risks and exposures identified by management, the internal auditors or the independent accountants, and management’s steps to address them. In the absence of robust disclosures, we may reasonably conclude that companies are not adequately managing risk.

Capital structure, mergers, asset sales, and other special transactions

The capital structure of a company is critical to shareholders as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emptive rights are a key protection for shareholders against the dilution of their interests.

Effective voting rights are basic rights of share ownership. We believe strongly in one vote for one share as a guiding principle that supports effective corporate governance. Shareholders, as the residual claimants, have the strongest interest in protecting company value, and voting power should match economic exposure.

In principle, we disagree with the creation of a share class with equivalent economic exposure and preferential, differentiated voting rights. In our view, this structure violates the fundamental corporate governance principle of proportionality and results in a concentration of power in the hands of a few shareholders, thus disenfranchising other shareholders and amplifying any potential conflicts of interest. However, we recognize that in certain markets, at least for a period of time, companies may have a valid argument for listing dual classes of shares with differentiated voting rights. We believe that such companies should review these share class structures on a regular basis or as company circumstances change. Additionally, they should seek shareholder approval of their capital structure on a periodic basis via a management proposal at the company’s shareholder meeting. The proposal should give unaffiliated shareholders the opportunity to affirm the current structure or establish mechanisms to end or phase out controlling structures at the appropriate time, while minimizing costs to shareholders.

In assessing mergers, asset sales, or other special transactions, BlackRock’s primary consideration is the long-term economic interests of our clients as shareholders. Boards proposing a transaction need to clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it can enhance long-term shareholder value. We would prefer that proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that executives’ and/or board members’ financial interests in a given transaction have not adversely affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, we would expect the recommendation to support it to come from the independent directors, and ideally, the terms also have been assessed through an independent appraisal process. In addition, it is good practice that it be approved by a separate vote of the non-conflicted parties.

BlackRock believes that shareholders have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. We believe that shareholders are broadly capable of making decisions in their own best interests. We expect any so-called ‘shareholder rights plans’ proposed by a board to be subject to shareholder approval upon introduction and periodically thereafter.

Compensation and benefits

BlackRock expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately. There should be a clear link between variable pay and operational and financial performance. Performance metrics should be stretching and aligned with a company’s strategy and business model. BIS does not have a position on the use of ESG-related criteria, but believes that where companies choose to include them, they should be as rigorous as other financial or operational targets. Long-term incentive plans should vest over timeframes aligned with the delivery of long-term shareholder value. Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their employment. Finally, pension contributions and other deferred compensation arrangements should be reasonable in light of market practice.

We are not supportive of one-off or special bonuses unrelated to company or individual performance. Where discretion has been used by the compensation committee or its equivalent, we expect disclosure relating to how and why the discretion was used, and how the adjusted outcome is aligned with the interests of shareholders. We acknowledge that the use of peer group evaluation by compensation committees can help ensure competitive pay; however, we are concerned when the rationale for increases in total compensation at a company is solely based on peer benchmarking rather than a rigorous measure of outperformance. We encourage companies to clearly explain how compensation outcomes have rewarded outperformance against peer firms.

We believe consideration should be given to building claw back provisions into incentive plans such that executives would be required to forgo rewards when they are not justified by actual performance and/or when compensation was based on faulty financial reporting or deceptive business practices. We also favor recoupment from any senior executive whose behavior caused material financial harm to shareholders, material reputational risk to the company, or resulted in a criminal investigation, even if such actions did not ultimately result in a material restatement of past results.

Non-executive directors should be compensated in a manner that is commensurate with the time and effort expended in fulfilling their professional responsibilities. Additionally, these compensation arrangements should not risk compromising directors’ independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.

We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. We may vote against members of the compensation committee or equivalent board members for poor compensation practices or structures.

Environmental and social issues

We believe that well-managed companies will deal effectively with material environmental and social (“E&S”) factors relevant to their businesses. Governance is the core structure by which boards can oversee the creation of sustainable, long-term value. Appropriate risk oversight of E&S considerations stems from this construct.

Robust disclosure is essential for investors to effectively evaluate companies’ strategy and business practices related to material E&S risks and opportunities. Given the increased understanding of material sustainability risks and opportunities, and the need for better information to assess them, BlackRock will advocate for continued improvement in companies’ reporting, where necessary, and will express any concerns through our voting where a company’s actions or disclosures are inadequate.

BlackRock encourages companies to use the framework developed by the Task Force on Climate-related Financial Disclosures (TCFD) to disclose their approach to ensuring they have a sustainable business model and to supplement that disclosure with industry-specific metrics such as those identified by the Sustainability Accounting Standards Board (SASB).3 While the TCFD

[3]

The International Financial Reporting Standards (IFRS) Foundation announced in November 2021 the formation of an International Sustainability Standards Board (ISSB) to develop a comprehensive global baseline of high-quality sustainability disclosure standards to meet investors’ information needs. The IFRS Foundation plans to complete consolidation of the Climate Disclosure Standards Board (CDSB — an initiative of CDP) and the Value Reporting Foundation (VRF — which houses the Integrated Reporting Framework and the SASB Standards) by June 2022.

framework was developed to support climate-related risk disclosure, the four pillars of the TCFD — Governance, Strategy, Risk Management, and Metrics and Targets — are a useful way for companies to disclose how they identify, assess, manage, and oversee a variety of sustainability-related risks and opportunities. SASB’s industry-specific guidance (as identified in its materiality map) is beneficial in helping companies identify key performance indicators (KPIs) across various dimensions of sustainability that are considered to be financially material and decision-useful within their industry. We recognize that some companies may report using different standards, which may be required by regulation, or one of a number of private standards. In such cases, we ask that companies highlight the metrics that are industry- or company-specific.

Companies may also adopt or refer to guidance on sustainable and responsible business conduct issued by supranational organizations such as the United Nations or the Organization for Economic Cooperation and Development. Further, industry-specific initiatives on managing specific operational risks may be useful. Companies should disclose any global standards adopted, the industry initiatives in which they participate, any peer group benchmarking undertaken, and any assurance processes to help investors understand their approach to sustainable and responsible business practices.

Climate risk

BlackRock believes that climate change has become a defining factor in companies’ long-term prospects. We ask every company to help its investors understand how it may be impacted by climate-related risk and opportunities, and how these factors are considered within their strategy in a manner consistent with the company’s business model and sector. Specifically, we ask companies to articulate how their business model is aligned to a scenario in which global warming is limited to well below 2°C, moving towards global net zero emissions by 2050.

In Stewardship, we understand that climate change can be very challenging for many companies, as they seek to drive long-term value by mitigating risks and capturing opportunities. A growing number of companies, financial institutions, as well as governments, have committed to advancing net zero. There is growing consensus that companies can benefit from the more favorable macro-economic environment under an orderly, timely and just transition to net zero.4 Many companies are asking what their role should be in contributing to a just transition — in ensuring a reliable energy supply and protecting the most vulnerable from energy price shocks and economic dislocation. They are also seeking more clarity as to the public policy path that will help align greenhouse gas reduction actions with commitments.

In this context, we ask companies to disclose a business plan for how they intend to deliver long-term financial performance through the transition to global net zero, consistent with their business model and sector. We encourage companies to demonstrate that their plans are resilient under likely decarbonization pathways, and the global aspiration to limit warming to 1.5°C.5 We also encourage companies to disclose how considerations related to having a reliable energy supply and just transition affect their plans.

We look to companies to set short-, medium- and long-term science-based targets, where available for their sector, for greenhouse gas reductions and to demonstrate how their targets are consistent with the long-term economic interests of their shareholders. Companies have an opportunity to use and contribute to the development of alternative energy sources and low-carbon transition technologies that will be essential to reaching net zero. We also recognize that some continued investment is required to maintain a reliable, affordable supply of fossil fuels during the transition. We ask companies to disclose how their capital allocation across alternatives, transition technologies, and fossil fuel production is consistent with their strategy and their emissions reduction targets.

Key stakeholder interests

We believe that, to advance long-term shareholders’ interests, companies should consider the interests of their key stakeholders. It is for each company to determine its key stakeholders based on what is material to its business, but they are likely to include employees, business partners (such as suppliers and distributors), clients and consumers, government, and the communities in which they operate.

[4]

For example, BlackRock’s Capital Markets Assumptions anticipate 25 points of cumulative economic gains over a 20-year period in an orderly transition as compared to the alternative. This better macro environment will support better economic growth, financial stability, job growth, productivity, as well as ecosystem stability and health outcomes.

[5]

The global aspiration is reflective of aggregated efforts; companies in developed and emerging markets are not equally equipped to transition their business and reduce emissions at the same rate — those in developed markets with the largest market capitalization are better positioned to adapt their business models at an accelerated pace. Government policy and regional targets may be reflective of these realities.

Considering the interests of key stakeholders recognizes the collective nature of long-term value creation and the extent to which each company’s prospects for growth are tied to its ability to foster strong sustainable relationships with and support from those stakeholders. Companies should articulate how they address adverse impacts that could arise from their business practices and affect critical business relationships with their stakeholders. We expect companies to implement, to the extent appropriate, monitoring processes (often referred to as due diligence) to identify and mitigate potential adverse impacts and grievance mechanisms to remediate any actual adverse material impacts. The maintenance of trust within these relationships can be equated with a company’s long-term success.

To ensure transparency and accountability, companies should disclose how they have identified their key stakeholders and considered their interests in business decision-making, demonstrating the applicable governance, strategy, risk management, and metrics and targets. This approach should be overseen by the board, which is well positioned to ensure that the approach taken is informed by and aligns with the company’s strategy and purpose.

General corporate governance matters and shareholder protections

BlackRock believes that shareholders have a right to material and timely information on the financial performance and viability of the companies in which they invest. In addition, companies should publish information on the governance structures in place and the rights of shareholders to influence these structures. The reporting and disclosure provided by companies help shareholders assess whether their economic interests have been protected and the quality of the board’s oversight of management. We believe shareholders should have the right to vote on key corporate governance matters, including changes to governance mechanisms, to submit proposals to the shareholders’ meeting, and to call special meetings of shareholders.

Corporate Form

We believe it is the responsibility of the board to determine the corporate form that is most appropriate given the company’s purpose and business model.6 Companies proposing to change their corporate form to a public benefit corporation or similar entity should put it to a shareholder vote if not already required to do so under applicable law. Supporting documentation from companies or shareholder proponents proposing to alter the corporate form should clearly articulate how the interests of shareholders and different stakeholders would be impacted as well as the accountability and voting mechanisms that would be available to shareholders. As a fiduciary on behalf of clients, we generally support management proposals if our analysis indicates that shareholders’ interests are adequately protected. Relevant shareholder proposals are evaluated on a case-by-case basis.

Shareholder proposals

In most markets in which BlackRock invests on behalf of clients, shareholders have the right to submit proposals to be voted on by shareholders at a company’s annual or extraordinary meeting, as long as eligibility and procedural requirements are met. The matters that we see put forward by shareholders address a wide range of topics, including governance reforms, capital management, and improvements in the management or disclosure of E&S risks.

BlackRock is subject to certain requirements under antitrust law in the United States that place restrictions and limitations on how BlackRock can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. As noted above, we can vote on proposals put forth by others.

When assessing shareholder proposals, we evaluate each proposal on its merit, with a singular focus on its implications for long-term value creation. We consider the business and economic relevance of the issue raised, as well as its materiality and the urgency with which we believe it should be addressed. We take into consideration the legal effect of the proposal, as shareholder proposals may be advisory or legally binding depending on the jurisdiction. We would not support proposals that we believe would result in over-reaching into the basic business decisions of the issuer.

Where a proposal is focused on a material business risk that we agree needs to be addressed and the intended outcome is consistent with long-term value creation, we will look to the board and management to demonstrate that the company has met the intent of the request made in the shareholder proposal. Where our analysis and/or engagement indicate an opportunity for improvement in the company’s approach to the issue, we may support shareholder proposals that are reasonable and not unduly

[6]	Corporate form refers to the legal structure by which a business is organized.

constraining on management. Alternatively, or in addition, we may vote against the re-election of one or more directors if, in our assessment, the board has not responded sufficiently or with an appropriate sense of urgency. We may also support a proposal if management is on track, but we believe that voting in favor might accelerate progress.

BlackRock’s oversight of its investment stewardship activities

Oversight

We hold ourselves to a very high standard in our investment stewardship activities, including proxy voting. To meet this standard, BIS is comprised of BlackRock employees who do not have other responsibilities other than their roles in BIS. BIS is considered an investment function.

BlackRock maintains three regional advisory committees (“Stewardship Advisory Committees”) for(a) the Americas; (b) Europe, the Middle East and Africa (“EMEA”); and (c) Asia-Pacific, generally consisting of senior BlackRock investment professionals and/or senior employees with practical boardroom experience. The regional Stewardship Advisory Committees review and advise on amendments to BIS proxy voting guidelines covering markets within each respective region (“Guidelines”). The advisory committees do not determine voting decisions, which are the responsibility of BIS.

In addition to the regional Stewardship Advisory Committees, the Investment Stewardship Global Oversight Committee (“Global Committee”) is a risk-focused committee, comprised of senior representatives from various BlackRock investment teams, a senior legal representative, the Global Head of Investment Stewardship(“Global Head”), and other senior executives with relevant experience and team oversight. The Global Oversight Committee does not determine voting decisions, which are the responsibility of BIS.

The Global Head has primary oversight of the activities of BIS, including voting in accordance with the Guidelines, which require the application of professional judgment and consideration of each company’s unique circumstances. The Global Committee reviews and approves amendments to these Principles. The Global Committee also reviews and approves amendments to the regional Guidelines, as proposed by the regional Stewardship Advisory Committees.

In addition, the Global Committee receives and reviews periodic reports regarding the votes cast by BIS, as well as updates on material process issues, procedural changes, and other risk oversight considerations. The Global Committee reviews these reports in an oversight capacity as informed by the BIS corporate governance engagement program and the Guidelines.

BIS carries out engagement with companies, monitors and executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the relevant Guidelines. BIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BIS may utilize third parties for certain of the foregoing activities and performs oversight of those third parties. BIS may raise complicated or particularly controversial matters for internal discussion with the relevant investment teams and governance specialists for discussion and guidance prior to making a voting decision.

Vote execution

We carefully consider proxies submitted to funds and other fiduciary account(s) (“Fund” or “Funds”) for which we have voting authority. BlackRock votes(or refrains from voting) proxies for each Fund for which we have voting authority based on our evaluation of the best long-term economic interests of our clients as shareholders, in the exercise of our independent business judgment, and without regard to the relationship of the issuer of the proxy (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates(if any), BlackRock or BlackRock’s affiliates, or BlackRock employees(see “Conflicts management policies and procedures”, below).

When exercising voting rights, BlackRock will normally vote on specific proxy issues in accordance with the Guidelines for the relevant market. The Guidelines are reviewed annually and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by the applicable Stewardship Advisory Committees. BIS analysts may, in the exercise of their professional judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is required or that an exception to the Guidelines would be in the best long-term economic interests of BlackRock’s clients.

In the uncommon circumstance of there being a vote with respect to fixed income securities or the securities of privately held issuers, the decision generally will be made by a Fund’s portfolio managers and/or BIS based on their assessment of the particular transactions or other matters at issue.

In certain markets, proxy voting involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; (vi) regulatory constraints; and (vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.

As a consequence, BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BIS may determine that it is generally in the best interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.

Portfolio managers have full discretion to vote the shares in the Funds they manage based on their analysis of the economic impact of a particular ballot item on their investors. Portfolio managers may, from time to time, reach differing views on how best to maximize economic value with respect to a particular investment. Therefore, portfolio managers may, and sometimes do, vote shares in the Funds under their management differently from BIS or from one another. However, because BlackRock’s clients are mostly long-term investors with long-term economic goals, ballots are frequently cast in a uniform manner.

Conflicts management policies and procedures

BIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:

•	BlackRock clients who may be issuers of securities or proponents of shareholder resolutions

•	BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions

•	BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock

•	Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock

•	Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock

•	BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock

BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:

•	Adopted the Guidelines which are designed to advance our clients’ interests in the companies in which BlackRock invests on their behalf.

•

Established a reporting structure that separates BIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access to BIS. BIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met.

•

Determined to engage, in certain instances, an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent fiduciary provides BlackRock’s proxy voting agent with instructions, in accordance with the Guidelines, as to how to vote such proxies, and BlackRock’s proxy voting agent votes the proxy in accordance with the independent fiduciary’s determination. BlackRock uses an independent fiduciary to vote proxies of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent fiduciary to vote proxies of:

•	public companies that include BlackRock employees on their boards of directors,

•	public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors,

•	public companies that are the subject of certain transactions involving BlackRock Funds,

•	public companies that are joint venture partners with BlackRock, and

•	public companies when legal or regulatory requirements compel BlackRock to use an independent fiduciary.

In selecting an independent fiduciary, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and vote in the best economic interest of our clients, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned votes in a timely manner. We may engage more than one independent fiduciary, in part to mitigate potential or perceived conflicts of interest at an independent fiduciary. The Global Committee appoints and reviews the performance of the independent fiduciaries, generally on an annual basis.

Securities lending

When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns for a fund, while allowing fund providers to keep fund expenses lower.

With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is informed by our fiduciary responsibility to act in our clients’ best interests. In most cases, BlackRock anticipates that the potential long-term value to the Fund of voting shares would be less than the potential revenue the loan may provide the Fund. However, in certain instances, BlackRock may determine, in its independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.

The decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term value to clients of voting those securities (based on the information available at the time of recall consideration).7 BIS works with colleagues in the Securities Lending and Risk and Quantitative Analysis teams to evaluate the costs and benefits to clients of recalling shares on loan.

Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.

[7]

Recalling securities on loan can be impacted by the timing of record dates. In the United States, for example, the record date of a shareholder meeting typically falls before the proxy statements are released. Accordingly, it is not practicable to evaluate a proxy statement, determine that a vote has a material impact on a fund and recall any shares on loan in advance of the record date for the annual meeting. As a result, managers must weigh independent business judgement as a fiduciary, the benefit to a fund’s shareholders of recalling loaned shares in advance of an estimated record date without knowing whether there will be a vote on matters which have a material impact on the fund (thereby forgoing potential securities lending revenue for the fund’s shareholders) or leaving shares on loan to potentially earn revenue for the fund (thereby forgoing the opportunity to vote).

Voting guidelines

The issue-specific Guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. The Guidelines are not intended to be exhaustive. BIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots.

Reporting and vote transparency

We are committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and through disclosure on our website. Each year we publish an annual report that provides a global overview of our investment stewardship engagement and voting activities. Additionally, we make public our market-specific voting guidelines for the benefit of clients and companies with whom we engage. We also publish commentaries to share our perspective on market developments and emerging key themes.

At a more granular level, we publish quarterly our vote record for each company that held a shareholder meeting during the period, showing how we voted on each proposal and explaining any votes against management proposals or on shareholder proposals. For shareholder meetings where a vote might be high profile or of significant interest to clients, we may publish a vote bulletin after the meeting, disclosing and explaining our vote on key proposals. We also publish a quarterly list of all companies with which we engaged and the key topics addressed in the engagement meeting.

In this way, we help inform our clients about the work we do on their behalf in promoting the governance and business models that support long-term sustainable value creation.

BlackRock Investment Stewardship

Proxy voting guidelines for U.S. securities

Effective as of January 2022

Contents

These guidelines should be read in conjunction with the BlackRock Investment Stewardship Global Principles.

Introduction

We believe BlackRock has a responsibility to monitor and provide feedback to companies, in our role as stewards of our clients’ investments. BlackRock Investment Stewardship (“BIS”) does this through engagement with management teams and/or board members on material business issues, including environmental, social, and governance (“ESG”) matters and, for those clients who have given us authority, through voting proxies in the best long-term economic interests of their assets.

The following issue-specific proxy voting guidelines(the “Guidelines”) are intended to summarize BIS’ regional philosophy and approach to engagement and voting on ESG factors, as well as our expectations of directors, for U.S. securities. These Guidelines are not intended to limit the analysis of individual issues at specific companies or provide a guide to how BIS will engage and/or vote in every instance. They are applied with discretion, taking into consideration the range of issues and facts specific to the company, as well as individual ballot items at annual and special meetings.

Voting guidelines

These guidelines are divided into eight key themes, which group together the issues that frequently appear on the agenda of annual and extraordinary meetings of shareholders:

•	Boards and directors

•	Auditors and audit-related issues

•	Capital structure

•	Mergers, acquisitions, asset sales, and other special transactions

•	Executive compensation

•	Environmental and social issues

•	General corporate governance matters

•	Shareholder protections

Boards and directors

The effective performance of the board is critical to the economic success of the company and the protection of shareholders’ interests. As part of their responsibilities, board members owe fiduciary duties to shareholders in overseeing the strategic direction, operations, and risk management of the company. For this reason, BIS sees engagement with and the election of directors as one of our most critical responsibilities.

Disclosure of material issues that affect the company’s long-term strategy and value creation, including material ESG factors, is essential for shareholders to appropriately understand and assess how effectively the board is identifying, managing, and mitigating risks.

Where we conclude that a board has failed to address or disclose one or more material issues within a specified timeframe, we may hold directors accountable or take other appropriate action in the context of our voting decisions.

Director elections

Where a board has not adequately demonstrated, through actions and company disclosures, how material issues are appropriately identified, managed, and overseen, we will consider voting against the re-election of those directors responsible for the oversight of such issues, as indicated below.

Independence

We expect a majority of the directors on the board to be independent. In addition, all members of key committees, including audit, compensation, and nominating/governance committees, should be independent. Our view of independence may vary from listing standards.

Common impediments to independence may include:

•	Employment as a senior executive by the company or a subsidiary within the past five years

•	An equity ownership in the company in excess of 20%

•

Having any other interest, business, or relationship (professional or personal) which could, or could reasonably be perceived to, materially interfere with the director’s ability to act in the best interests of the company

We may vote against directors serving on key committees who we do not consider to be independent, including at controlled companies.

Oversight

We expect the board to exercise appropriate oversight of management and the business activities of the company. Where we believe a board has failed to exercise sufficient oversight, we may vote against the responsible committees and/or individual directors. The following illustrates common circumstances:

•

With regard to material ESG risk factors, or where the company has failed to provide shareholders with adequate disclosure to conclude appropriate strategic consideration is given to these factors by the board, we may vote against directors of the responsible committee, or the most relevant director

•

With regard to accounting practices or audit oversight, e.g., where the board has failed to facilitate quality, independent auditing. If substantial accounting irregularities suggest insufficient oversight, we will consider voting against the current audit committee, and any other members of the board who may be responsible

•

During a period in which executive compensation appears excessive relative to the performance of the company and compensation paid by peers, we may vote against the members of the compensation committee

•	Where a company has proposed an equity compensation plan that is not aligned with shareholders’ interests, we may vote against the members of the compensation committee

•

Where the board is not comprised of a majority of independent directors (this may not apply in the case of a controlled company), we may vote against the chair of the nominating/governance committee, or where no chair exists, the nominating/governance committee member with the longest tenure

•

Where it appears the director has acted (at the company or at other companies) in a manner that compromises their ability to represent the best long-term economic interests of shareholders, we may vote against that individual

•

Where a director has a multi-year pattern of poor attendance at combined board and applicable committee meetings, or a director has poor attendance in a single year with no disclosed rationale, we may vote against that individual. Excluding exigent circumstances, BIS generally considers attendance at less than 75% of the combined board and applicable committee meetings to be poor attendance

•

Where a director serves on an excessive number of boards, which may limit their capacity to focus on each board’s needs, we may vote against that individual. The following identifies the maximum number of boards on which a director may serve, before BIS considers them to be over-committed:

	Public Company Executive	# Outside Public Boards[8]	Total # of Public Boards
Director A	✓	1	2
Director B9		3	4

[8]	In addition to the company under review.
[9]

Including fund managers whose full-time employment involves responsibility for the investment and oversight of fund vehicles, and those who have employment as professional investors and provide oversight for those holdings.

Responsiveness to shareholders

We expect a board to be engaged and responsive to its shareholders, including acknowledging voting outcomes for director elections, compensation, shareholder proposals, and other ballot items. Where we believe a board has not substantially addressed shareholder concerns, we may vote against the responsible committees and/or individual directors. The following illustrates common circumstances:

•

The independent chair or lead independent director, members of the nominating/governance committee, and/or the longest tenured director(s), where we observe a lack of board responsiveness to shareholders, evidence of board entrenchment, and/or failure to plan for adequate board member succession

•

The chair of the nominating/governance committee, or where no chair exists, the nominating/governance committee member with the longest tenure, where board member(s) at the most recent election of directors have received against votes from more than 25% of shares voted, and the board has not taken appropriate action to respond to shareholder concerns. This may not apply in cases where BIS did not support the initial against vote

•

The independent chair or lead independent director and/or members of the nominating/governance committee, where a board fails to consider shareholder proposals that receive substantial support, and the proposals, in our view, have a material impact on the business, shareholder rights, or the potential for long-term value creation

Shareholder rights

We expect a board to act with integrity and to uphold governance best practices. Where we believe a board has not acted in the best interests of its shareholders, we may vote against the appropriate committees and/or individual directors. The following illustrates common circumstances:

•	The independent chair or lead independent director and members of the nominating/governance committee, where a board implements or renews a poison pill without shareholder approval

•

The independent chair or lead independent director and members of the nominating/governance committee, where a board amends the charter/articles/bylaws and where the effect may be to entrench directors or to significantly reduce shareholder rights

•	Members of the compensation committee where the company has repriced options without shareholder approval

If a board maintains a classified structure, it is possible that the director(s) with whom we have a particular concern may not be subject to election in the year that the concern arises. In such situations, if we have a concern regarding the actions of a committee and the responsible member(s), we will generally register our concern by voting against all available members of the relevant committee.

Board composition and effectiveness

We encourage boards to periodically refresh their membership to ensure relevant skills and experience within the boardroom. To this end, regular performance reviews and skills assessments should be conducted by the nominating/governance committee or the lead independent director. When nominating new directors to the board, we ask that there is sufficient information on the individual candidates so that shareholders can assess the suitability of each individual nominee and the overall board composition. Where boards find that age limits or term limits are the most efficient and objective mechanism for ensuring periodic board refreshment, we generally defer to the board’s determination in setting such limits. BIS will also consider the average board tenure to evaluate processes for board renewal. We may oppose boards that appear to have an insufficient mix of short-, medium-, and long-tenured directors.

Furthermore, we expect boards to be comprised of a diverse selection of individuals who bring their personal and professional experiences to bear in order to create a constructive debate of a variety of views and opinions in the boardroom. We are interested in diversity in the board room as a means to promoting diversity of thought and avoiding “groupthink”. We ask boards to disclose how diversity is considered in board composition, including demographic factors such as gender, race, ethnicity, and age; as well as professional characteristics, such as a director’s industry experience, specialist areas of expertise, and geographic location. We assess a board’s diversity in the context of a company’s domicile, business model, and strategy. We believe boards should aspire to 30% diversity of membership and encourage companies to have at least two directors on their board who identify as female and at least one who identifies as a member of an underrepresented group.10

We ask that boards disclose:

•

The aspects of diversity that the company believes are relevant to its business and how the diversity characteristics of the board, in aggregate, are aligned with a company’s long-term strategy and business model

•

The process by which candidates are identified and selected, including whether professional firms or other resources outside of incumbent directors’ networks have been engaged to identify and/or assess candidates, and whether a diverse slate of nominees is considered for all available board nominations

•	The process by which boards evaluate themselves and any significant outcomes of the evaluation process, without divulging inappropriate and/or sensitive details

This position is based on our view that diversity of perspective and thought — in the boardroom, in the management team, and throughout the company — leads to better long-term economic outcomes for companies. Academic research already reveals correlations between specific dimensions of diversity and effects on decision-making processes and outcomes.11 In our experience, greater diversity in the boardroom contributes to more robust discussions and more innovative and resilient decisions. Over time, it can also promote greater diversity and resilience in the leadership team and workforce more broadly, enabling companies to develop businesses that more closely reflect and resonate with the customers and communities they serve.

To the extent that, based on our assessment of corporate disclosures, a company has not adequately accounted for diversity in its board composition within a reasonable timeframe, we may vote against members of the nominating/governance committee for an apparent lack of commitment to board effectiveness. We recognize that building high-quality, diverse boards can take time. We will look to the largest companies (e.g., S&P 500) for continued leadership. Our publicly available commentary provides more information on our approach to board diversity.

Board size

We typically defer to the board in setting the appropriate size and believe directors are generally in the best position to assess the optimal board size to ensure effectiveness. However, we may oppose boards that appear too small to allow for the necessary range of skills and experience or too large to function efficiently.

CEO and management succession planning

There should be a robust CEO and senior management succession plan in place at the board level that is reviewed and updated on a regular basis. We expect succession planning to cover scenarios over both the long-term, consistent with the strategic direction of the company and identified leadership needs over time, as well as the short-term, in the event of an unanticipated executive departure. We encourage the company to explain its executive succession planning process, including where accountability lies within the boardroom for this task, without prematurely divulging sensitive information commonly associated with this exercise.

Classified board of directors/staggered terms

We believe that directors should be re-elected annually; classification of the board generally limits shareholders’ rights to regularly evaluate a board’s performance and select directors. While we will typically support proposals requesting board de-classification, we may make exceptions, should the board articulate an appropriate strategic rationale for a classified board structure. This may include when a company needs consistency and stability during a time of transition, e.g., newly public companies or companies undergoing a strategic restructuring. A classified board structure may also be justified at non-operating companies, e.g., closed-end

[10]

Including, but not limited to, individuals who identify as Black or African American, Hispanic or Latinx , Asian, Native American or Alaska Native, or Native Hawaiian or Pacific Islander; individuals who identify as LGBTQ+; individuals who identify as underrepresented based on national, Indigenous, religious, or cultural identity; individuals with disabilities; and veterans.

[11]

For example, the role of gender diversity on team cohesion and participative communication is explored by Post, C., 2015, When is female leadership an advantage? Coordination requirements, team cohesion, and team interaction norms, Journal of Organizational Behavior, 36, 1153-1175.

funds or business development companies (“BDC”),12 in certain circumstances. We would, however, expect boards with a classified structure to periodically review the rationale for such structure and consider when annual elections might be more appropriate.

Without a voting mechanism to immediately address concerns about a specific director, we may choose to vote against the directors up for election at the time (see “Shareholder rights” for additional detail).

Contested director elections

The details of contested elections, or proxy contests, are assessed on a case-by-case basis. We evaluate a number of factors, which may include: the qualifications of the dissident and management candidates; the validity of the concerns identified by the dissident; the viability of both the dissident’s and management’s plans; the ownership stake and holding period of the dissident; the likelihood that the dissident’s solutions will produce the desired change; and whether the dissident represents the best option for enhancing long-term shareholder value.

Cumulative voting

We believe that a majority vote standard is in the best long-term interests of shareholders. It ensures director accountability through the requirement to be elected by more than half of the votes cast. As such, we will generally oppose proposals requesting the adoption of cumulative voting, which may disproportionately aggregate votes on certain issues or director candidates.

Director compensation and equity programs

We believe that compensation for directors should be structured to attract and retain directors, while also aligning their interests with those of shareholders. We believe director compensation packages that are based on the company’s long-term value creation and include some form of long-term equity compensation are more likely to meet this goal. In addition, we expect directors to build meaningful share ownership over time.

Majority vote requirements

BIS believes that directors should generally be elected by a majority of the shares voted and will normally support proposals seeking to introduce bylaws requiring a majority vote standard for director elections. Majority vote standards assist in ensuring that directors who are not broadly supported by shareholders are not elected to serve as their representatives. Some companies with a plurality voting standard have adopted a resignation policy for directors who do not receive support from at least a majority of votes cast. Where we believe that the company already has a sufficiently robust majority voting process in place, we may not support a shareholder proposal seeking an alternative mechanism.

We note that majority voting may not be appropriate in all circumstances, for example, in the context of a contested election, or for majority-controlled companies.

Risk oversight

Companies should have an established process for identifying, monitoring, and managing business and material ESG risks. Independent directors should have access to relevant management information and outside advice, as appropriate, to ensure they can properly oversee risk. We encourage companies to provide transparency around risk management, mitigation, and reporting to the board. We are particularly interested in understanding how risk oversight processes evolve in response to changes in corporate strategy and/or shifts in the business and related risk environment. Comprehensive disclosure provides investors with a sense of the company’s long-term risk management practices and, more broadly, the quality of the board’s oversight. In the absence of robust disclosures, we may reasonably conclude that companies are not adequately managing risk.

[12]	A BDC is a special investment vehicle under the Investment Company Act of 1940 that is designed to facilitate capital formation for small and middle-market companies.

Separation of chair and CEO

We believe that independent leadership is important in the boardroom. There are two commonly accepted structures for independent board leadership: 1) an independent chair; or 2) a lead independent director when the roles of chair and CEO are combined.

In the absence of a significant governance concern, we defer to boards to designate the most appropriate leadership structure to ensure adequate balance and independence.13

In the event that the board chooses a combined chair/CEO model, we generally support the designation of a lead independent director if they have the power to: 1) provide formal input into board meeting agendas; 2) call meetings of the independent directors; and 3) preside at meetings of independent directors. Furthermore, while we anticipate that most directors will be elected annually, we believe an element of continuity is important for this role to provide appropriate leadership balance to the chair/CEO.

The following table illustrates examples of responsibilities under each board leadership model:

	Combined Chair/CEO Model		Separate Chair Model
	Chair/CEO	Lead Independent Director	Chair
Board Meetings	Authority to call full meetings of the board of directors	Attends full meetings of the board of directors Authority to call meetings of independent directors Briefs CEO on issues arising from executive sessions	Authority to call full meetings of the board of directors

Agenda	Primary responsibility for shaping board agendas, consulting with the lead independent director	Collaborates with chair/CEO to set board agenda and board information	Primary responsibility for shaping board agendas, in conjunction with CEO

Board Communications	Communicates with all directors on key issues and concerns outside of full board meetings	Facilitates discussion among independent directors on key issues and concerns outside of full board meetings, including contributing to the oversight of CEO and management succession planning	Facilitates discussion among independent directors on key issues and concerns outside of full board meetings, including contributing to the oversight of CEO and management succession planning

Auditors and audit-related issues

BIS recognizes the critical importance of financial statements to provide a complete and accurate portrayal of a company’s financial condition. Consistent with our approach to voting on directors, we seek to hold the audit committee of the board responsible for overseeing the management of the audit function at a company. We may vote against the audit committee members where the board has failed to facilitate quality, independent auditing. We look to public disclosures for insight into the scope of the audit committee responsibilities, including an overview of audit committee processes, issues on the audit committee agenda, and key decisions taken by the audit committee. We take particular note of cases involving significant financial restatements or material weakness disclosures, and we expect timely disclosure and remediation of accounting irregularities.

[13]

To this end, we do not view shareholder proposals asking for the separation of chair and CEO to be a proxy for other concerns we may have at the company for which a vote against directors would be more appropriate. Rather, support for such a proposal might arise in the case of overarching and sustained governance concerns such as lack of independence or failure to oversee a material risk over consecutive years.

The integrity of financial statements depends on the auditor effectively fulfilling its role. To that end, we favor an independent auditor. In addition, to the extent that an auditor fails to reasonably identify and address issues that eventually lead to a significant financial restatement, or the audit firm has violated standards of practice, we may also vote against ratification.

From time to time, shareholder proposals may be presented to promote auditor independence or the rotation of audit firms. We may support these proposals when they are consistent with our views as described above.

Capital structure proposals

Equal voting rights

BIS believes that shareholders should be entitled to voting rights in proportion to their economic interests. We believe that companies that look to add or that already have dual or multiple class share structures should review these structures on a regular basis, or as company circumstances change. Companies with multiple share classes should receive shareholder approval of their capital structure on a periodic basis via a management proposal on the company’s proxy. The proposal should give unaffiliated shareholders the opportunity to affirm the current structure or establish mechanisms to end or phase out controlling structures at the appropriate time, while minimizing costs to shareholders.

Blank check preferred stock

We frequently oppose proposals requesting authorization of a class of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock) because they may serve as a transfer of authority from shareholders to the board and as a possible entrenchment device. We generally view the board’s discretion to establish voting rights on a when-issued basis as a potential anti-takeover device, as it affords the board the ability to place a block of stock with an investor sympathetic to management, thereby foiling a takeover bid without a shareholder vote.

Nonetheless, we may support the proposal where the company:

•	Appears to have a legitimate financing motive for requesting blank check authority

•	Has committed publicly that blank check preferred shares will not be used for anti-takeover purposes

•	Has a history of using blank check preferred stock for financings

•	Has blank check preferred stock previously outstanding such that an increase would not necessarily provide further anti-takeover protection but may provide greater financing flexibility

Increase in authorized common shares

BIS will evaluate requests to increase authorized shares on a case-by-case basis, in conjunction with industry-specific norms and potential dilution, as well as a company’s history with respect to the use of its common shares.

Increase or issuance of preferred stock

We generally support proposals to increase or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and where the terms of the preferred stock appear reasonable.

Stock splits

We generally support stock splits that are not likely to negatively affect the ability to trade shares or the economic value of a share. We generally support reverse stock splits that are designed to avoid delisting or to facilitate trading in the stock, where the reverse split will not have a negative impact on share value (e.g., one class is reduced while others remain at pre-split levels). In the event of a proposal for a reverse split that would not proportionately reduce the company’s authorized stock, we apply the same analysis we would use for a proposal to increase authorized stock.

Mergers, acquisitions, asset sales, and other special transactions

In assessing mergers, acquisitions, asset sales, or other special transactions — including business combinations involving Special Purpose Acquisition Companies(“SPACs”) — BIS’ primary consideration is the long-term economic interests of our clients as shareholders. We expect boards proposing a transaction to clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it enhances long-term shareholder value. While mergers, acquisitions, asset sales, business combinations, and other special transaction proposals vary widely in scope and substance, we closely examine certain salient features in our analyses, such as:

•

The degree to which the proposed transaction represents a premium to the company’s trading price. We consider the share price over multiple time periods prior to the date of the merger announcement. We may consider comparable transaction analyses provided by the parties’ financial advisors and our own valuation assessments. For companies facing insolvency or bankruptcy, a premium may not apply

•	There should be clear strategic, operational, and/or financial rationale for the combination

•

Unanimous board approval and arm’s-length negotiations are preferred. We will consider whether the transaction involves a dissenting board or does not appear to be the result of an arm’s-length bidding process. We may also consider whether executive and/or board members’ financial interests appear likely to affect their ability to place shareholders’ interests before their own

•	We prefer transaction proposals that include the fairness opinion of a reputable financial advisor assessing the value of the transaction to shareholders in comparison to recent similar transactions

Poison pill plans

Where a poison pill is put to a shareholder vote by management, our policy is to examine these plans individually. Although we have historically opposed most plans, we may support plans that include a reasonable “qualifying offer clause.” Such clauses typically require shareholder ratification of the pill and stipulate a sunset provision whereby the pill expires unless it is renewed. These clauses also tend to specify that an all-cash bid for all shares that includes a fairness opinion and evidence of financing does not trigger the pill, but forces either a special meeting at which the offer is put to a shareholder vote or requires the board to seek the written consent of shareholders, where shareholders could rescind the pill at their discretion. We may also support a pill where it is the only effective method for protecting tax or other economic benefits that may be associated with limiting the ownership changes of individual shareholders.

We generally vote in favor of shareholder proposals to rescind poison pills.

Reimbursement of expense for successful shareholder campaigns

We generally do not support shareholder proposals seeking the reimbursement of proxy contest expenses, even in situations where we support the shareholder campaign. We believe that introducing the possibility of such reimbursement may incentivize disruptive and unnecessary shareholder campaigns.

Executive compensation

BIS expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately and is aligned with shareholder interests, particularly the generation of sustainable long-term value.

We expect the compensation committee to carefully consider the specific circumstances of the company and the key individuals the board is focused on incentivizing. We encourage companies to ensure that their compensation plans incorporate appropriate and rigorous performance metrics consistent with corporate strategy and market practice. Performance-based compensation should include metrics that are relevant to the business and stated strategy or risk mitigation efforts. Goals, and the processes used to set these goals, should be clearly articulated and appropriately rigorous. We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. We hold members of the compensation committee, or equivalent board members, accountable for poor compensation practices or structures.

BIS believes that there should be a clear link between variable pay and company performance that drives value creation for our clients as shareholders. We are generally not supportive of one-off or special bonuses unrelated to company or individual performance. Where discretion has been used by the compensation committee, we expect disclosure relating to how and why the discretion was used and further, how the adjusted outcome is aligned with the interests of shareholders.

We acknowledge that the use of peer group evaluation by compensation committees can help calibrate competitive pay; however, we are concerned when the rationale for increases in total compensation is solely based on peer benchmarking, rather than absolute outperformance.

We support incentive plans that foster the sustainable achievement of results — both financial and non-financial, including ESG — consistent with the company’s strategic initiatives. The vesting and holding timeframes associated with incentive plans should facilitate a focus on long-term value creation.

Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their contract. Finally, pension contributions and other deferred compensation arrangements should be reasonable in light of market practices. Our publicly available commentary provides more information on our approach to executive compensation.

“Say on Pay” advisory resolutions

In cases where there is a “Say on Pay” vote, BIS will respond to the proposal as informed by our evaluation of compensation practices at that particular company and in a manner that appropriately addresses the specific question posed to shareholders. Where we conclude that a company has failed to align pay with performance, we will vote against the management compensation proposal and relevant compensation committee members.

Frequency of “Say on Pay” advisory resolutions

BIS will generally support annual advisory votes on executive compensation. We believe shareholders should have the opportunity to express feedback on annual incentive programs and changes to long-term compensation before multiple cycles are issued.

Clawback proposals

We generally favor recoupment from any senior executive whose compensation was based on faulty financial reporting or deceptive business practices. We also favor recoupment from any senior executive whose behavior caused material financial harm to shareholders, material reputational risk to the company, or resulted in a criminal proceeding, even if such actions did not ultimately result in a material restatement of past results. This includes, but is not limited to, settlement agreements arising from such behavior and paid for directly by the company. We typically support shareholder proposals on these matters unless the company already has a robust clawback policy that sufficiently addresses our concerns.

Employee stock purchase plans

We believe employee stock purchase plans (“ESPP”) are an important part of a company’s overall human capital management strategy and can provide performance incentives to help align employees’ interests with those of shareholders. The most common form of ESPP qualifies for favorable tax treatment under Section 423 of the Internal Revenue Code. We will typically support qualified ESPP proposals.

Equity compensation plans

BIS supports equity plans that align the economic interests of directors, managers, and other employees with those of shareholders. We believe that boards should establish policies prohibiting the use of equity awards in a manner that could disrupt the intended alignment with shareholder interests(e.g., the use of stock as collateral for a loan; the use of stock in a margin account; the use of stock in hedging or derivative transactions). We may support shareholder proposals requesting the establishment of such policies.

Our evaluation of equity compensation plans is based on a company’s executive pay and performance relative to peers and whether the plan plays a significant role in a pay-for-performance disconnect. We generally oppose plans that contain “evergreen” provisions, which allow for the unlimited increase of shares reserved without requiring further shareholder approval after a reasonable time period. We also generally oppose plans that allow for repricing without shareholder approval. We may also oppose plans that provide for the acceleration of vesting of equity awards even in situations where an actual change of control may not occur. We encourage companies to structure their change of control provisions to require the termination of the covered employee before acceleration or special payments are triggered (commonly referred to as “double trigger” change of control provisions).

Golden parachutes

We generally view golden parachutes as encouragement to management to consider transactions that might be beneficial to shareholders. However, a large potential pay-out under a golden parachute arrangement also presents the risk of motivating a management team to support a sub-optimal sale price for a company.

When determining whether to support or oppose an advisory vote on a golden parachute plan, BIS may consider several factors, including:

•	Whether we believe that the triggering event is in the best interests of shareholders

•	Whether management attempted to maximize shareholder value in the triggering event

•	The percentage of total premium or transaction value that will be transferred to the management team, rather than shareholders, as a result of the golden parachute payment

•	Whether excessively large excise tax gross-up payments are part of the pay-out

•	Whether the pay package that serves as the basis for calculating the golden parachute payment was reasonable in light of performance and peers

•	Whether the golden parachute payment will have the effect of rewarding a management team that has failed to effectively manage the company

It may be difficult to anticipate the results of a plan until after it has been triggered; as a result, BIS may vote against a golden parachute proposal even if the golden parachute plan under review was approved by shareholders when it was implemented.

We may support shareholder proposals requesting that implementation of such arrangements require shareholder approval.

Option exchanges

We believe that there may be legitimate instances where underwater options create an overhang on a company’s capital structure and a repricing or option exchange may be warranted. We will evaluate these instances on a case-by-case basis. BIS may support a request to reprice or exchange underwater options under the following circumstances:

•	The company has experienced significant stock price decline as a result of macroeconomic trends, not individual company performance

•	Directors and executive officers are excluded; the exchange is value neutral or value creative to shareholders; tax, accounting, and other technical considerations have been fully contemplated

•	There is clear evidence that absent repricing, the company will suffer serious employee incentive or retention and recruiting problems

BIS may also support a request to exchange underwater options in other circumstances, if we determine that the exchange is in the best interests of shareholders.

Supplemental executive retirement plans

BIS may support shareholder proposals requesting to put extraordinary benefits contained in supplemental executive retirement plans(“SERP”) to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Environmental and social issues

We believe that well-managed companies deal effectively with material ESG factors relevant to their businesses. Governance is the core means by which boards can oversee the creation of sustainable long-term value. Appropriate risk oversight of environmental and social(“E&S”) considerations stems from this construct.

Robust disclosure is essential for investors to effectively gauge the impact of companies’ business practices and strategic planning related to E&S risks and opportunities. When a company’s reporting is inadequate, investors, including BlackRock, will increasingly conclude that the company is not appropriately managing risk. Given the increased understanding of material sustainability risks and opportunities, and the need for better information to assess them, BIS will advocate for continued improvement in companies’ reporting and will express concerns through our voting where disclosures or the business practices underlying them are inadequate.

BIS encourages companies to disclose their approach to maintaining a sustainable business model. We believe that reporting aligned with the framework developed by the Task Force on Climate-related Financial Disclosures (“TCFD”), supported by industry-specific metrics such as those identified by the Sustainability Accounting Standards Board (“SASB”), can provide a comprehensive picture of a company’s sustainability approach and performance. While the TCFD framework was developed to support climate-related risk disclosure, the four pillars of the TCFD — Governance, Strategy, Risk Management, and Metrics and Targets — are a useful way for companies to disclose how they identify, assess, manage, and oversee a variety of sustainability-related risks and opportunities. SASB’s industry-specific guidance (as identified in its materiality map) is beneficial in helping companies identify key performance indicators (“KPIs”) across various dimensions of sustainability that are considered to be financially material and decision-useful within their industry. We recognize that some companies may report using different standards, which may be required by regulation, or one of a number of private standards. In such cases, we ask that companies highlight the metrics that are industry- or company-specific.

Accordingly, we ask companies to:

•	Disclose the identification, assessment, management, and oversight of sustainability-related risks in accordance with the four pillars of TCFD

•	Publish investor-relevant, industry-specific, material metrics and rigorous targets, aligned with SASB or comparable sustainability reporting standards

Companies should also disclose any supranational standards adopted, the industry initiatives in which they participate, any peer group benchmarking undertaken, and any assurance processes to help investors understand their approach to sustainable and responsible business conduct.

Climate risk

BlackRock believes that climate change has become a defining factor in companies’ long-term prospects. We ask every company to help its investors understand how it may be impacted by climate-related risk and opportunities, and how these factors are considered within strategy in a manner consistent with the company’s business model and sector. Specifically, we ask companies to articulate how their business model is aligned to a scenario in which global warming is limited to well below 2°C, moving towards global net zero emissions by 2050.

BIS understands that climate change can be very challenging for many companies, as they seek to drive long-term value by mitigating risks and capturing opportunities. A growing number of companies, financial institutions, as well as governments, have committed to advancing net zero. There is growing consensus that companies can benefit from the more favorable macro-economic environment under an orderly, timely, and just transition to net zero.14 Many companies are asking what their role should be in contributing to a just transition — in ensuring a reliable energy supply and protecting the most vulnerable from energy price shocks and economic dislocation. They are also seeking more clarity as to the public policy path that will help align greenhouse gas reduction actions with commitments.

In this context, we ask companies to disclose a business plan for how they intend to deliver long-term financial performance through the transition to global net zero, consistent with their business model and sector. We encourage companies to demonstrate

[14]

For example, BlackRock’s Capital Markets Assumptions anticipate 25 points of cumulative economic gains over a 20-year period in an orderly transition as compared to the alternative. This better macro environment will support better economic growth, financial stability, job growth, productivity, as well as ecosystem stability and health outcomes.

that their plans are resilient under likely decarbonization pathways, and the global aspiration to limit warming to 1.5°C.15 We also encourage companies to disclose how considerations related to having a reliable energy supply and just transition affect their plans.

We look to companies to set short-, medium-, and long-term science-based targets, where available for their sector, for greenhouse gas reductions and to demonstrate how their targets are consistent with the long-term economic interests of their shareholders. Companies have an opportunity to use and contribute to the development of alternative energy sources and low-carbon transition technologies that will be essential to reaching net zero. We also recognize that some continued investment is required to maintain a reliable, affordable supply of fossil fuels during the transition. We ask companies to disclose how their capital allocation across alternatives, transition technologies, and fossil fuel production is consistent with their strategy and their emissions reduction targets.

In determining how to vote, we will continue to assess whether a company’s disclosures are aligned with the TCFD and provide short-, medium-, and long-term reduction targets for Scope 1 and 2 emissions. We may signal concerns about a company’s plans or disclosures in our voting on director elections, particularly at companies facing material climate risks. We may support shareholder proposals that ask companies to disclose climate plans aligned with our expectations. Our publicly available commentary provides more information on our approach to climate risk.

Key stakeholder interests

We believe that in order to deliver long-term value for shareholders, companies should also consider the interests of their key stakeholders. While stakeholder groups may vary across industries, they are likely to include employees; business partners (such as suppliers and distributors); clients and consumers; government and regulators; and the communities in which a company operates. Companies that build strong relationships with their key stakeholders are more likely to meet their own strategic objectives, while poor relationships may create adverse impacts that expose a company to legal, regulatory, operational, and reputational risks and jeopardize their social license to operate. We expect companies to effectively oversee and mitigate these risks with appropriate due diligence processes and board oversight. Our publicly available commentaries provide more information on our approach.

Human capital management

A company’s approach to human capital management (“HCM”) is a critical factor in fostering an inclusive, diverse, and engaged workforce, which contributes to business continuity, innovation, and long-term value creation. Consequently, we expect companies to demonstrate a robust approach to HCM and provide shareholders with disclosures to understand how their approach aligns with their stated strategy and business model.

We believe that clear and consistent disclosures on these matters are critical for investors to make an informed assessment of a company’s HCM practices. We expect companies to disclose the steps they are taking to advance diversity, equity, and inclusion; job categories and workforce demographics; and their responses to the U.S. Equal Employment Opportunity Commission’s EEO-1 Survey. Where we believe a company’s disclosures or practices fall short relative to the market or peers, or we are unable to ascertain the board and management’s effectiveness in overseeing related risks and opportunities, we may vote against members of the appropriate committee or support relevant shareholder proposals. Our publicly available commentary provides more information on our approach to HCM.

Corporate political activities

Companies may engage in certain political activities, within legal and regulatory limits, in order to support public policy matters material to the companies’ long-term strategies. These activities can also create risks, including: the potential for allegations of corruption; certain reputational risks; and risks that arise from the complex legal, regulatory, and compliance considerations associated with corporate political spending and lobbying activity. Companies that engage in political activities should develop and maintain robust processes to guide these activities and mitigate risks, including board oversight.

[15]

The global aspiration is reflective of aggregated efforts; companies in developed and emerging markets are not equally equipped to transition their business and reduce emissions at the same rate — those in developed markets with the largest market capitalization are better positioned to adapt their business models at an accelerated pace. Government policy and regional targets may be reflective of these realities.

When presented with shareholder proposals requesting increased disclosure on corporate political activities, BIS will evaluate publicly available information to consider how a company’s lobbying and political activities may impact the company. We will also evaluate whether there is general consistency between a company’s stated positions on policy matters material to its strategy and the material positions taken by significant industry groups of which it is a member. We may decide to support a shareholder proposal requesting additional disclosures if we identify a material inconsistency or feel that further transparency may clarify how the company’s political activities support its long-term strategy. Our publicly available commentary provides more information on our approach to corporate political activities.

General corporate governance matters

Adjourn meeting to solicit additional votes

We generally support such proposals unless the agenda contains items that we judge to be detrimental to shareholders’ best long-term economic interests.

Bundled proposals

We believe that shareholders should have the opportunity to review substantial governance changes individually without having to accept bundled proposals. Where several measures are grouped into one proposal, BIS may reject certain positive changes when linked with proposals that generally contradict or impede the rights and economic interests of shareholders.

Exclusive forum provisions

BIS generally supports proposals to seek exclusive forum for certain shareholder litigation. In cases where a board unilaterally adopts exclusive forum provisions that we consider unfavorable to the interests of shareholders, we will vote against the independent chair or lead independent director and members of the nominating/governance committee.

Multi-jurisdictional companies

Where a company is listed on multiple exchanges or incorporated in a country different from its primary listing, we will seek to apply the most relevant market guideline(s) to our analysis of the company’s governance structure and specific proposals on the shareholder meeting agenda. In doing so, we typically consider the governance standards of the company’s primary listing, the market standards by which the company governs itself, and the market context of each specific proposal on the agenda. If the relevant standards are silent on the issue under consideration, we will use our professional judgment as to what voting outcome would best protect the long-term economic interests of investors. We expect companies to disclose the rationale for their selection of primary listing, country of incorporation, and choice of governance structures, particularly where there is conflict between relevant market governance practices.

Other business

We oppose voting on matters where we are not given the opportunity to review and understand those measures and carry out an appropriate level of shareholder oversight.

Reincorporation

Proposals to reincorporate from one state or country to another are most frequently motivated by considerations of anti-takeover protections, legal advantages, and/or cost savings. We will evaluate, on a case-by-case basis, the economic and strategic rationale behind the company’s proposal to reincorporate. In all instances, we will evaluate the changes to shareholder protections under the new charter/articles/bylaws to assess whether the move increases or decreases shareholder protections.

Where we find that shareholder protections are diminished, we may support reincorporation if we determine that the overall benefits outweigh the diminished rights.

IPO governance

We expect boards to consider and disclose how the corporate governance structures adopted upon initial public offering (“IPO”) are in shareholders’ best long-term interests. We also expect boards to conduct a regular review of corporate governance and control structures, such that boards might evolve foundational corporate governance structures as company circumstances change, without undue costs and disruption to shareholders. In our letter on unequal voting structures, we articulate our view that “one vote for one share” is the preferred structure for publicly-traded companies. We also recognize the potential benefits of dual class shares to newly public companies as they establish themselves; however, we believe that these structures should have a specific and limited duration. We will generally engage new companies on topics such as classified boards and supermajority vote provisions to amend bylaws, as we believe that such arrangements may not be in the best interest of shareholders in the long-term.

We will typically apply a one-year grace period for the application of certain director-related guidelines (including, but not limited to, responsibilities on other public company boards and board composition concerns), during which we expect boards to take steps to bring corporate governance standards in line with our expectations.

Further, if a company qualifies as an emerging growth company (an “EGC”) under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), we will give consideration to the NYSE and NASDAQ governance exemptions granted under the JOBS Act for the duration such a company is categorized as an EGC. We expect an EGC to have a totally independent audit committee by the first anniversary of its IPO, with our standard approach to voting on auditors and audit-related issues applicable in full for an EGC on the first anniversary of its IPO.

Corporate form

Proposals to change a corporation’s form, including those to convert to a public benefit corporation (“PBC”) structure, should clearly articulate how the interests of shareholders and different stakeholders would be augmented or adversely affected, as well as the accountability and voting mechanisms that would be available to shareholders. We generally support management proposals if our analysis indicates that shareholders’ interests are adequately protected. Corporate form shareholder proposals are evaluated on a case-by-case basis.

Shareholder protections

Amendment to charter/articles/bylaws

We believe that shareholders should have the right to vote on key corporate governance matters, including changes to governance mechanisms and amendments to the charter/articles/bylaws. We may vote against certain directors where changes to governing documents are not put to a shareholder vote within a reasonable period of time, particularly if those changes have the potential to impact shareholder rights (see “Director elections”). In cases where a board’s unilateral adoption of changes to the charter/articles/bylaws promotes cost and operational efficiency benefits for the company and its shareholders, we may support such action if it does not have a negative effect on shareholder rights or the company’s corporate governance structure.

When voting on a management or shareholder proposal to make changes to the charter/articles/bylaws, we will consider in part the company’s and/or proponent’s publicly stated rationale for the changes; the company’s governance profile and history; relevant jurisdictional laws; and situational or contextual circumstances which may have motivated the proposed changes, among other factors. We will typically support amendments to the charter/articles/bylaws where the benefits to shareholders outweigh the costs of failing to make such changes.

Proxy access

We believe that long-term shareholders should have the opportunity, when necessary and under reasonable conditions, to nominate directors on the company’s proxy card.

In our view, securing the right of shareholders to nominate directors without engaging in a control contest can enhance shareholders’ ability to meaningfully participate in the director election process, encourage board attention to shareholder interests, and provide shareholders an effective means of directing that attention where it is lacking. Proxy access mechanisms should provide shareholders with a reasonable opportunity to use this right without stipulating overly restrictive or onerous parameters for use, and also provide assurances that the mechanism will not be subject to abuse by short-term investors, investors without a substantial investment in the company, or investors seeking to take control of the board.

In general, we support market-standardized proxy access proposals, which allow a shareholder (or group of up to 20 shareholders) holding three percent of a company’s outstanding shares for at least three years the right to nominate the greater of up to two directors or 20% of the board. Where a standardized proxy access provision exists, we will generally oppose shareholder proposals requesting outlier thresholds.

Right to act by written consent

In exceptional circumstances and with sufficiently broad support, shareholders should have the opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting. We therefore believe that shareholders should have the right to solicit votes by written consent provided that: 1) there are reasonable requirements to initiate the consent solicitation process (in order to avoid the waste of corporate resources in addressing narrowly supported interests); and 2) shareholders receive a minimum of 50% of outstanding shares to effectuate the action by written consent. We may oppose shareholder proposals requesting the right to act by written consent in cases where the proposal is structured for the benefit of a dominant shareholder to the exclusion of others, or if the proposal is written to discourage the board from incorporating appropriate mechanisms to avoid the waste of corporate resources when establishing a right to act by written consent. Additionally, we may oppose shareholder proposals requesting the right to act by written consent if the company already provides a shareholder right to call a special meeting that we believe offers shareholders a reasonable opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting.

Right to call a special meeting

In exceptional circumstances and with sufficiently broad support, shareholders should have the opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting. Accordingly, shareholders should have the right to call a special meeting in cases where a reasonably high proportion of shareholders(typically a minimum of 15% but no higher than 25%) are required to agree to such a meeting before it is called. However, we may oppose this right in cases where the proposal is structured for the benefit of a dominant shareholder, or where a lower threshold may lead to an ineffective use of corporate resources. We generally believe that a right to act via written consent is not a sufficient alternative to the right to call a special meeting.

Simple majority voting

We generally favor a simple majority voting requirement to pass proposals. Therefore, we will support the reduction or the elimination of supermajority voting requirements to the extent that we determine shareholders’ ability to protect their economic interests is improved. Nonetheless, in situations where there is a substantial or dominant shareholder, supermajority voting may be protective of minority shareholder interests and we may support supermajority voting requirements in those situations.

Virtual meetings

Shareholders should have the opportunity to participate in the annual and special meetings for the companies in which they are invested, as these meetings facilitate an opportunity for shareholders to provide feedback and hear from the board and management. While these meetings have traditionally been conducted in-person, virtual meetings are an increasingly viable way for companies to utilize technology to facilitate shareholder accessibility, inclusiveness, and cost efficiencies. We expect shareholders to have a meaningful opportunity to participate in the meeting and interact with the board and management in these virtual settings; companies should facilitate open dialogue and allow shareholders to voice concerns and provide feedback without undue censorship. Relevant shareholder proposals are assessed on a case-by-case basis.

SAI-LEAF-1122

BLACKROCK FUNDSSM

PART C. OTHER INFORMATION

Item 28.    Exhibits.

Exhibit Number		Description

1		— Articles of Incorporation.

(a	)

— Declaration of Trust of Registrant dated December 22, 1988 is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (File No. 33-26305) (the “Registration Statement”) filed on January 27, 1998.

(b	)

— Amendment No. 1 to Declaration of Trust dated May 4, 1989 is incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on January 27, 1998.

(c	)

— Amendment No. 2 to the Declaration of Trust dated December 23, 1993 is incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on January 27, 1998.

(d	)

— Amendment No. 3 to the Declaration of Trust dated January 5, 1996 is incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement filed on October 18, 1996.

(e	)

— Amendment No. 4 to the Declaration of Trust dated December 23, 1997 is incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on January 27, 1998.

(f	)

— Amended and Restated Certificate of Classification of Shares, dated August 30, 2022 is incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 1137 to Registrant’s Registration Statement filed on September 1, 2022.

2		— By-laws.

(a	)

— Amended and Restated Code of Regulations of Registrant, effective as of November 29, 2018 is incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 962 to Registrant’s Registration Statement filed on September 25, 2019.

(b	)

— Amendment No. 1 to the Amended and Restated By-laws of Registrant, effective as of November 11, 2020 is incorporated herein by reference to Exhibit 2(b) of Post-Effective Amendment No. 1055 to Registrant’s Registration Statement filed on November 23, 2020.

3		— Instruments Defining Rights of Security Holders.

(a	)

— Article IV, Article V (Sections 5.1 and 5.4), Article VI (Sections 6.2, 6.5 and 6.7), Article VIII, Article IX (Sections 9.2, 9.5 and 9.6) and Article X (Sections 10.1, 10.4, 10.5, 10.6, 10.8 and 10.9) of Registrant’s Declaration of Trust are incorporated herein by reference to Exhibits 1(a) – 1(e) to Registrant’s Registration Statement and Article I, Article II (Sections 2 and 3), Article IV (Section 1) and Article V (Sections 3, 4, 5 and 6) of Registrant’s Amended and Restated Code of Regulations are incorporated herein by reference to Exhibits 2(a) – 2(b) to Registrant’s Registration Statement.

4		— Investment Advisory Contracts.

(a	)

— Form of Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC relating to non-index funds is incorporated herein by reference to Exhibit 4(a) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement filed on October 13, 2006.

Exhibit Number		Description

(b	)

— Form of Addendum No. 6 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Commodity Strategies Fund and BlackRock Advantage Emerging Markets Fund (f/k/a BlackRock Emerging Markets Long/Short Equity Fund) is incorporated herein by reference to Exhibit 4(e) of Post-Effective Amendment No. 186 to Registrant’s Registration Statement filed on September 29, 2011.

(c	)

— Form of Addendum No. 7 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Short Obligations Fund, BlackRock Global Long/Short Equity Fund, BlackRock Total Factor Fund (f/k/a BlackRock Strategic Risk Allocation Fund) and BlackRock Real Estate Securities Fund is incorporated herein by reference to Exhibit 4(f) of Post-Effective Amendment No. 259 to Registrant’s Registration Statement filed on December 21, 2012.

(d	)

— Form of Addendum No. 8 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Advantage Small Cap Core Fund (f/k/a BlackRock Disciplined Small Cap Core Fund) is incorporated herein by reference to Exhibit 4(g) of Post-Effective Amendment No. 282 to Registrant’s Registration Statement filed on March 13, 2013.

(e	)

— Form of Amended and Restated Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock International Dividend Fund is incorporated herein by reference to Exhibit 4(f) of Post-Effective Amendment No. 997 to Registrant’s Registration Statement filed on January 27, 2020.

(f	)

— Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock (Singapore) Limited with respect to BlackRock Tactical Opportunities Fund (f/k/a BlackRock Managed Volatility Portfolio) is incorporated herein by reference to Exhibit 4(r) of Post-Effective Amendment No. 269 to Registrant’s Registration Statement filed on January 28, 2013.

(g	)

— Form of Amended and Restated Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Real Estate Securities Fund is incorporated herein by reference to Exhibit 4(l) of Post-Effective Amendment No. 1014 to Registrant’s Registration Statement filed on April 21, 2020.

(h	)

— Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock (Singapore) Limited with respect to BlackRock Real Estate Securities Fund is incorporated herein by reference to Exhibit 4(ee) of Post-Effective Amendment No. 450 to Registrant’s Registration Statement filed on April 29, 2015.

(i	)

— Form of Investment Advisory Agreement for certain index funds between Registrant and BlackRock Advisors, LLC with respect to iShares Russell Mid-Cap Index Fund (f/k/a BlackRock Midcap Index Fund) is incorporated herein by reference to Exhibit 4(dd) of Post-Effective Amendment No. 454 to Registrant’s Registration Statement filed on May 13, 2015.

(j	)

— Appendix A to Form of Investment Advisory Agreement for certain index funds between Registrant and BlackRock Advisors, LLC with respect to iShares Russell Mid-Cap Index Fund (f/k/a BlackRock Midcap Index Fund) is incorporated herein by reference to Exhibit 4(gg) of Post-Effective Amendment No. 465 to Registrant’s Registration Statement filed on June 8, 2015.

Exhibit Number		Description

(k	)

— Form of Addendum No. 1 with respect to iShares Developed Real Estate Index Fund (f/k/a BlackRock Developed Real Estate Index Fund) to Investment Advisory Agreement for certain index funds between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 4(jj) of Post-Effective Amendment No. 473 to Registrant’s Registration Statement filed on August 12, 2015.

(l	)

— Form of Addendum No. 2 with respect to iShares Russell Small/Mid-Cap Index Fund (f/k/a BlackRock Small/Mid Cap Index Fund) to Investment Advisory Agreement for certain index funds between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 4(kk) of Post-Effective Amendment No. 474 to Registrant’s Registration Statement filed on August 12, 2015.

(m	)

— Form of Addendum No. 3 with respect to iShares Total U.S. Stock Market Index Fund (f/k/a BlackRock Total Stock Market Index Fund) to Investment Advisory Agreement for certain index funds between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 4(ll) of Post-Effective Amendment No. 475 to Registrant’s Registration Statement filed on August 12, 2015.

(n	)

— Form of Addendum No. 13 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Advantage ESG U.S. Equity Fund (f/k/a BlackRock Impact U.S. Equity Fund) is incorporated herein by reference to Exhibit 4(mm) of Post-Effective Amendment No. 486 to Registrant’s Registration Statement filed on October 5, 2015.

(o	)

— Form of Addendum No. 5 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Mid-Cap Growth Equity Portfolio, BlackRock Advantage Small Cap Growth Fund (f/k/a BlackRock Small Cap Growth Equity Portfolio), BlackRock Tactical Opportunities Fund (f/k/a BlackRock Managed Volatility Portfolio (f/k/a BlackRock Asset Allocation Portfolio)), BlackRock Health Sciences Opportunities Portfolio, BlackRock Technology Opportunities Fund (f/k/a BlackRock Science & Technology Opportunities Portfolio), BlackRock Energy Opportunities Fund (f/k/a BlackRock All-Cap Energy & Resources Portfolio), BlackRock High Equity Income Fund (f/k/a BlackRock U.S. Opportunities Portfolio), BlackRock Advantage International Fund (f/k/a BlackRock Global Opportunities Portfolio), BlackRock International Dividend Fund (f/k/a BlackRock International Opportunities Portfolio), BlackRock Exchange Portfolio and BlackRock Wealth Liquid Environmentally Aware Fund (f/k/a BlackRock Money Market Portfolio) is incorporated herein by reference to Exhibit 4(nn) of Post-Effective Amendment No. 491 to Registrant’s Registration Statement filed on November 24, 2015.

(p	)

— Form of Amendment to Addendum No. 5 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock High Equity Income Fund (f/k/a BlackRock U.S. Opportunities Portfolio) is incorporated herein by reference to Exhibit 4(oo) of Post-Effective Amendment No. 491 to Registrant’s Registration Statement filed on November 24, 2015.

(q	)

— Form of Addendum No. 4 with respect to iShares Short-Term TIPS Bond Index Fund (f/k/a BlackRock Short-Term Inflation-Protected Securities Index Fund) to Investment Advisory Agreement for certain index funds between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 4(qq) of Post-Effective Amendment No. 537 to Registrant’s Registration Statement filed on February 16, 2016.

Exhibit Number		Description

(r	)

— Form of Amendment to Addendum No. 6 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Commodity Strategies Fund is incorporated herein by reference to Exhibit 4(oo) of Post-Effective Amendment No. 620 to Registrant’s Registration Statement filed on November 22, 2016.

(s	)

— Form of Investment Advisory Agreement between Registrant and BlackRock Fund Advisors is incorporated herein by reference to Exhibit 4(qq) of Post-Effective Amendment No. 649 to Registrant’s Registration Statement filed on December 20, 2016.

(t	)

— Form of Amendment No. 2 to Addendum No. 5 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Advantage Small Cap Growth Fund (f/k/a BlackRock Small Cap Growth Equity Portfolio) is incorporated herein by reference to Exhibit 4(rr) of Post-Effective Amendment No. 663 to Registrant’s Registration Statement filed on January 27, 2017.

(u	)

— Form of Amendment No. 3 to Addendum No. 5 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock High Equity Income Fund, BlackRock Advantage Large Cap Growth Fund, BlackRock Advantage International Fund and BlackRock International Dividend Fund is incorporated herein by reference to Exhibit 4(tt) of Post-Effective Amendment No. 757 to Registrant’s Registration Statement filed on November 21, 2017.

(v	)

— Form of Amendment No. 2 to Addendum No. 6 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Advantage Emerging Markets Fund is incorporated herein by reference to Exhibit 4(uu) of Post-Effective Amendment No. 757 to Registrant’s Registration Statement filed on November 21, 2017.

(w	)

— Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Fund Advisors with respect to iShares Developed Real Estate Index Fund (f/k/a BlackRock Developed Real Estate Index Fund), iShares Russell Mid-Cap Index Fund (f/k/a BlackRock Midcap Index Fund), iShares Russell Small/Mid-Cap Index Fund (f/k/a BlackRock Small/Mid Cap Index Fund), iShares Short-Term TIPS Bond Index Fund (f/k/a BlackRock Short-Term Inflation-Protected Securities Index Fund) and iShares Total U.S. Stock Market Index Fund (f/k/a BlackRock Total Stock Market Index Fund) is incorporated herein by reference to Exhibit 4(vv) of Post-Effective Amendment No. 757 to Registrant’s Registration Statement filed on November 21, 2017.

(x	)

— Form of Amended and Restated Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Energy Opportunities Fund (f/k/a BlackRock All-Cap Energy & Resources Portfolio) is incorporated herein by reference to Exhibit 4(kk) of Post-Effective Amendment No. 996 to Registrant’s Registration Statement filed on January 27, 2020.

(y	)

— Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Asset Management North Asia Limited with respect to BlackRock Tactical Opportunities Fund (f/k/a BlackRock Managed Volatility Portfolio) is incorporated herein by reference to Exhibit 4(bbb) of Post-Effective Amendment No. 808 to Registrant’s Registration Statement filed on January 25, 2018.

(z	)

— Form of Amendment No. 4 to Addendum No. 5 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Mid-Cap Growth Equity Portfolio and BlackRock Technology Opportunities Fund is incorporated herein by reference to Exhibit 4(ccc) of Post-Effective Amendment No. 851 to Registrant’s Registration Statement filed on April 27, 2018.

Exhibit Number		Description

(aa	)

— Form of Amendment No. 3 to Addendum No. 6 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Commodity Strategies Fund is incorporated herein by reference to Exhibit 4(ddd) of Post-Effective Amendment No. 851 to Registrant’s Registration Statement filed on April 27, 2018.

(bb	)

— Form of Addendum No. 1 to the Investment Advisory Agreement between Registrant and BlackRock Fund Advisors with respect to iShares Municipal Bond Index Fund is incorporated herein by reference to Exhibit 4(fff) of Post-Effective Amendment No. 865 to Registrant’s Registration Statement filed on May 31, 2018.

(cc	)

— Form of Addendum No. 16 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock China A Opportunities Fund is incorporated herein by reference to Exhibit 4(fff) of Post-Effective Amendment No. 920 to Registrant’s Registration Statement filed on December 21, 2018.

(dd	)

— Form of Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Liquid Environmentally Aware Fund is incorporated herein by reference to Exhibit 4(tt) of Post-Effective Amendment No. 945 to Registrant’s Registration Statement filed on April 8, 2019.

(ee	)

— Form of Amended and Restated Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Global Long/Short Equity Fund is incorporated herein by reference to Exhibit 4(uu) of Post-Effective Amendment No. 968 to Registrant’s Registration Statement filed on November 22, 2019.

(ff	)

— Form of Amendment No. 4 to Addendum No. 6 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Advantage Emerging Markets Fund is incorporated herein by reference to Exhibit 4(vv) of Post-Effective Amendment No. 970 to Registrant’s Registration Statement filed on November 22, 2019.

(gg	)

— Form of Amended and Restated Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Total Factor Fund is incorporated herein by reference to Exhibit 4(ww) of Post-Effective Amendment No. 973 to Registrant’s Registration Statement filed on November 22, 2019.

(hh	)

— Form of Amended and Restated Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Commodity Strategies Fund is incorporated herein by reference to Exhibit 4(xx) of Post-Effective Amendment No. 976 to Registrant’s Registration Statement filed on November 25, 2019.

(ii	)

— Form of Amendment No. 5 to Addendum No. 5 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Advantage International Fund is incorporated herein by reference to Exhibit 4(xx) of Post-Effective Amendment No. 992 to Registrant’s Registration Statement filed on January 24, 2020.

(jj	)

— Form of Addendum No. 17 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock U.S. Impact Fund, BlackRock International Impact Fund and BlackRock Global Impact Fund is incorporated herein by reference to Exhibit 4(qq) of Post-Effective Amendment No. 1028 to Registrant’s Registration Statement filed on May 27, 2020.

(kk	)

— Form of Amendment No. 6 to Addendum No. 5 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Health Sciences Opportunities Portfolio is incorporated herein by reference to Exhibit 4(rr) of Post-Effective Amendment No. 1032 to Registrant’s Registration Statement filed on July 24, 2020.

Exhibit Number		Description

(ll	)

— Form of Addendum No. 18 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Advantage ESG International Equity Fund and BlackRock Advantage ESG Emerging Markets Equity Fund is incorporated herein by reference to Exhibit 4(ss) of Post-Effective Amendment No. 1035 to Registrant’s Registration Statement filed on August 17, 2020.

(mm	)

— Form of Addendum No. 19 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Defensive Advantage U.S. Fund, BlackRock Defensive Advantage International Fund and BlackRock Defensive Advantage Emerging Markets Fund is incorporated herein by reference to Exhibit 4(tt) of Post-Effective Amendment No. 1063 to Registrant’s Registration Statement filed on December 14, 2020.

(nn	)

— Form of Addendum No. 20 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock SMID-Cap Growth Equity Fund is incorporated herein by reference to Exhibit 4(qq) of Post-Effective Amendment No. 1074 to Registrant’s Registration Statement filed on June 25, 2021.

(oo	)

— Form of Amendment to Addendum No. 7 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Global Long/Short Equity Fund is incorporated herein by reference to Exhibit 4(rr) of Post-Effective Amendment No. 1074 to Registrant’s Registration Statement filed on June 25, 2021.

(pp	)

— Form of Amendment No. 7 to Addendum No. 5 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Mid-Cap Growth Equity Portfolio is incorporated herein by reference to Exhibit 4(ss) of Post-Effective Amendment No. 1074 to Registrant’s Registration Statement filed on June 25, 2021.

(qq	)

— Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Defensive Advantage International Fund is incorporated herein by reference to Exhibit 4(tt) of Post-Effective Amendment No. 1078 to Registrant’s Registration Statement on filed on August 24, 2021.

(rr	)

— Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Defensive Advantage Emerging Markets Fund is incorporated herein by reference to Exhibit 4(uu) of Post-Effective Amendment No. 1078 to Registrant’s Registration Statement filed on August 24, 2021.

(ss	)

— Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Defensive Advantage U.S. Fund is incorporated herein by reference to Exhibit 4(vv) of Post-Effective Amendment No. 1078 to Registrant’s Registration Statement filed on August 24, 2021.

(tt	)

— Form of Addendum No. 21 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Infrastructure Sustainable Opportunities Fund is incorporated herein by reference to Exhibit 4(ww) of Post-Effective Amendment No. 1096 to Registrant’s Registration Statement filed on September 30, 2021.

(uu	)

— Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Infrastructure Sustainable Opportunities Fund is incorporated herein by reference to Exhibit 4(xx) of Post-Effective Amendment No. 1096 to Registrant’s Registration Statement filed on September 30, 2021.

Exhibit Number		Description

(vv	)

— Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Liquid Environmentally Aware Fund is incorporated herein by reference to Exhibit 4(yy) of Post-Effective Amendment No. 1100 to Registrant’s Registration Statement filed on October 29, 2021.

(ww	)

— Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Wealth Liquid Environmentally Aware Fund is incorporated herein by reference to Exhibit 4(zz) of Post-Effective Amendment No. 1100 to Registrant’s Registration Statement filed on October 29, 2021.

(xx	)

— Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Short Obligations Fund is incorporated herein by reference to Exhibit 4(aaa) of Post-Effective Amendment No. 1100 to Registrant’s Registration Statement filed on October 29, 2021.

(yy	)

— Form of Addendum No. 22 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Global Equity Absolute Return Fund is incorporated herein by reference to Exhibit 4(bbb) of Post-Effective Amendment No. 1111 to Registrant’s Registration Statement filed on December 21, 2021.

(zz	)

— Form of Sub-Investment Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited with respect to BlackRock Global Equity Absolute Return Fund is incorporated herein by reference to Exhibit 4(ccc) of Post-Effective Amendment No. 1111 to Registrant’s Registration Statement filed on December 21, 2021.

(aaa	)

— Form of Amended and Restated Investment Advisory Contract, among the Registrant, on behalf of iShares U.S. Long Credit Bond Index Fund, iShares U.S. Intermediate Credit Bond Index Fund, iShares U.S. Long Government Bond Index Fund, iShares U.S. Intermediate Government Bond Index Fund and iShares U.S. Securitized Bond Index Fund, BlackRock Funds III and BlackRock Fund Advisors is incorporated herein by reference to Exhibit 4(ddd) of Post-Effective Amendment No. 1116 to Registrant’s Registration Statement filed on February 16, 2022.

(bbb	)

— Schedule A to the Amended and Restated Investment Advisory Contract, among the Registrant, BlackRock Funds III and BFA, dated April 29, 2022, is incorporated by reference to Exhibit 4(b) of Post-Effective Amendment No. 345 to the Registration Statement on Form N-1A of BlackRock Funds III (File No. 33-54126), filed on April 29, 2022.

(ccc	)

— Form of Addendum No. 23 to the Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to Circle Reserve Fund is incorporated herein by reference to Exhibit 4(ccc) of Post-Effective Amendment No. 1137 to Registrant’s Registration Statement filed on September 1, 2022.

(ddd	)

— Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock (Singapore) Limited with respect to BlackRock Infrastructure Sustainable Opportunities Fund is incorporated herein by reference to Exhibit 4(ddd) of Post-Effective Amendment No. 1147 to Registrant’s Registration Statement filed on September 22, 2022.

5		— Underwriting Contracts.

(a	)

— Form of Amended and Restated Distribution Agreement between Registrant and BlackRock Investments, LLC is incorporated herein by reference to Exhibit 5 of Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of BlackRock Advantage SMID Cap Fund, Inc. (f/k/a BlackRock Advantage U.S. Total Market Fund, Inc.) (File No. 2-60836), filed on July 26, 2019.

Exhibit Number		Description

(b	)

— Exhibit A to the Amended and Restated Distribution Agreement between Registrant and BlackRock Investments, LLC, amended as of August 29, 2022, is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 1137 to Registrant’s Registration Statement filed on September 1, 2022.

6		— Bonus or Profit Sharing Contracts.

(a	)	— None

7		— Custodian Agreements.

(a	)

— Amended and Restated Custodian Agreement dated February 10, 2004 between BlackRock Funds and PFPC Trust Company is incorporated herein by reference to Exhibit 7(a) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement filed on November 3, 2004.

(b	)

— Custody Agreement dated October 12, 2011 between BlackRock Funds and The Bank of New York Mellon is incorporated herein by reference to Exhibit 7(b) of Post-Effective Amendment No. 387 to Registrant’s Registration Statement filed on September 29, 2014.

(c	)

— Form of Custody Agreement (U.S. Dollar Only) between BlackRock Funds and The Bank of New York Mellon is incorporated herein by reference to Exhibit 7(c) of Post-Effective Amendment No. 728 to Registrant’s Registration Statement filed on July 28, 2017.

(d	)

— Form of Master Global Custody Agreement between BlackRock Funds and JPMorgan Chase Bank, N.A. is incorporated herein by reference to Exhibit 7(d) of Post-Effective Amendment No. 728 to Registrant’s Registration Statement filed on July 28, 2017.

(e	)

— Master Custodian Agreement dated December 31, 2018 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(g) of Post-Effective Amendment No. 943 to Registrant’s Registration Statement filed on February 28, 2019.

8		— Other Material Contracts.

(a	)

— Form of Administration Agreement dated January 1, 2015 between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 148 to the Registration Statement on Form N-1A of BlackRock Funds II (File No. 333-142592), filed on January 28, 2015.

(b	)

— Form of Amendment No. 1 to the Administration Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit (h)(2) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of BlackRock Funds V (File No. 333-224371), filed on July 23, 2018.

(c	)

— Form of Amendment No. 2 to the Administration Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(c)(3) of Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A of BlackRock Large Cap Series Funds, Inc. (File No. 333-89389), filed on January 26, 2021.

(d	)

— Form of Amendment No. 3 to the Administration Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(g)(4) of Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A of BlackRock Advantage SMID Cap Fund, Inc. (File No. 2-60836), filed on March 1, 2021.

(e	)

— Form of Amendment No. 4 to the Administration Agreement with BlackRock Advisors, LLC is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of BlackRock Funds V (File No. 333-224371), filed on October 15, 2021.

Exhibit Number		Description

(f	)

— Form of Amendment No. 5 to the Administration Agreement between Registrant and BlackRock Advisors, LLC is incorporated by reference to Exhibit 8(l) of Post-Effective Amendment No. 84 to the Registration Statement on Form N-1A of BlackRock Funds VII, Inc. (File No. 2-56978), filed on October 18, 2021.

(g	)

— Form of Amendment No. 6 to the Administration Agreement between Registrant and BlackRock Advisors, LLC is incorporated by reference to Exhibit 8(h) of Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A of BlackRock Municipal Bond Fund, Inc., filed on March 10, 2022.

(h	)

— Form of Administration Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Liquid Environmentally Aware Fund is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 945 to Registrant’s Registration Statement filed on April 8, 2019.

(i	)

— Form of Amendment No. 1 to Administration Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Liquid Environmentally Aware Fund is incorporated herein by reference to Exhibit 8(f) of Post-Effective Amendment No. 1069 to Registrant’s Registration Statement filed on April 27, 2021.

(j	)

— Form of Amendment No. 2 to Administration Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Liquid Environmentally Aware Fund is incorporated herein by reference to Exhibit 8(g) of Post-Effective Amendment No. 1069 to Registrant’s Registration Statement filed on April 27, 2021.

(k	)

— Form of Administration and Accounting Services Agreement dated June 25, 2010 between Registrant and BNY Investment Servicing (US) Inc. (f/k/a PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Exhibit 8(g) of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of BlackRock Capital Appreciation Fund, Inc. (File No. 33-47875), filed on January 28, 2013.

(l	)

— Form of Joinder and Amendment to Administration and Accounting Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 148 to the Registration Statement on Form N-1A of BlackRock Funds II (File No. 333-142592), filed on January 28, 2015.

(m	)

— Administration and Fund Accounting Services Agreement dated December 31, 2018 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(k) of Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of Managed Account Series (File No. 333-124463), filed on February 28, 2019.

(n	)

— Form of Transfer Agency and Shareholder Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Series Fund, Inc. (File No. 2-69062), filed on April 18, 2014.

(o	)

— Share Acquisition Agreement dated April 29, 1998 by and among Registrant and PNC Bank, National Association and PNC Bank, Delaware, respectively, each as trustee for certain of the common trust funds listed therein is incorporated herein by reference to Exhibit 9(l) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement filed on April 29, 1998.

Exhibit Number		Description

(p	)

— Form of Eleventh Amended and Restated Expense Limitation Agreement by and between Registrant, BlackRock Advisors, LLC and BlackRock Fund Advisors is incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of BlackRock ETF Trust (File No. 333-228832), filed on November 22, 2022.

(q	)

— Form of Amended and Restated Shareholders’ Administrative Services Agreement between Registrant and BlackRock Advisors, LLC, dated July 1, 2019, is incorporated herein by reference to Exhibit 8(k) of Post-Effective Amendment No. 305 to the Registration Statement on Form N-1A of BlackRock Funds III (File No. 33-54126), filed on July 1, 2019.

(r	)

— Form of Ninth Amended and Restated Credit Agreement among Registrant, a syndicate of banks and certain other parties is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of BlackRock Series Fund II, Inc. (File No. 333-224375), filed on April 21, 2022.

(s	)

— Form of Amendment to Ninth Amended and Restated Credit Agreement among Registrant, a syndicate of banks and certain other parties is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 106 to the Registration Statement on Form N-1A of BlackRock Multi-State Municipal Series Trust (File No. 002-99473), filed on October 25, 2022.

(t	)

— Form of Joinder to Ninth Amended and Restated Credit Agreement among Registrant, a syndicate of banks and certain other parties is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 106 to the Registration Statement on Form N-1A of BlackRock Multi-State Municipal Series Trust (File No. 002-99473), filed on October 25, 2022.

(u	)

— Form of Eighth Amended and Restated Securities Lending Agency Agreement between the Registrant and BlackRock Investment Management, LLC is incorporated herein by reference to Exhibit (k)(3) of the Registration Statement on Form N-2 of BlackRock Multi-Sector Income Trust (File No. 333-262119), filed on January 12, 2022.

(v	)

— Form of Master Fund Services Agreement between Registrant and JPMorgan Chase Bank, N.A. is incorporated herein by reference to Exhibit 8(n) of Post-Effective Amendment No. 728 to Registrant’s Registration Statement filed on July 28, 2017.

(w	)

— Form of Seventh Amended and Restated Securities Lending Agency Agreement between Registrant and BlackRock Institutional Trust Company, N.A. is incorporated herein by reference to Exhibit 8(t) of Post-Effective Amendment No. 1116 to Registrant’s Registration Statement filed on February 16, 2022.

(x	)

— Form of Amended and Restated Administration Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Global Impact Fund, BlackRock International Impact Fund and BlackRock U.S. Impact Fund is incorporated herein by reference to Exhibit 8(o) of Post-Effective Amendment No. 1028 to Registrant’s Registration Statement filed on May 27, 2020.

(y	)

— Appendix A to the Amended and Restated Administration Agreement between Registrant and BlackRock Advisors, LLC, dated April 29, 2022, is incorporated by reference to Exhibit 8(e)(2) of Post-Effective Amendment No. 345 to the Registration Statement on Form N-1A of BlackRock Funds III (File No. 33-54126), filed on April 29, 2022.

(z	)

— Form of Amendment No. 3 to Administration Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Liquid Environmentally Aware Fund is incorporated herein by reference to Exhibit 8(v) of Post-Effective Amendment No. 1100 to Registrant’s Registration Statement filed on October 29, 2021.

Exhibit Number		Description

(aa	)

— Form of Amendment No. 4 to Administration Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Liquid Environmentally Aware Fund, is incorporated herein by reference to Exhibit 8(x) of Post-Effective Amendment No. 1113 to Registrant’s Registration Statement filed on January 21, 2022.

(bb	)

— BlackRock Rule 12d1-4 Fund of Funds Investment Agreement between the Registrant and the other registered open-end investment companies party thereto is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 106 to the Registration Statement on Form N-1A of BlackRock Multi-State Municipal Series Trust (File No. 002-99473), filed on October 25, 2022.

(cc	)

— Form of Amendment No. 5 to Administration Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Liquid Environmentally Aware Fund, is incorporated herein by reference to Exhibit 8(z) of Post-Effective Amendment No. 1122 to Registrant’s Registration Statement filed on May 2, 2022.

(dd	)

— Schedule B to the Administration Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(bb) of Post-Effective Amendment No. 1137 to Registrant’s Registration Statement filed on September 1, 2022.

9		— Legal Opinion.

(a	)	— None

10		— Other Opinions.

(a	)	— Consent of Independent Registered Public Accounting Firm is filed herewith.

11		— Omitted Financial Statements.

(a	)	— None

12		— Initial Capital Agreements.

(a	)

— Form of Purchase Agreement between Registrant and Registrant’s distributor relating to BlackRock Advantage Large Cap Growth Fund, BlackRock Advantage Small Cap Growth Fund, BlackRock High Equity Income Fund, BlackRock International Dividend Fund, BlackRock Mid-Cap Growth Equity Portfolio, BlackRock Wealth Liquid Environmentally Aware Fund (f/k/a BlackRock Money Market Portfolio) and BlackRock Tactical Opportunities Fund is incorporated herein by reference to Exhibit 13(a) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement filed on February 13, 1998.

(b	)

— Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to BlackRock Technology Opportunities Fund (f/k/a BlackRock Science & Technology Opportunities Portfolio (f/k/a BlackRock Global Science & Technology Portfolio)) is incorporated herein by reference to Exhibit 12(e) of Post-Effective Amendment No. 54 to Registrant’s Registration Statement filed on May 10, 2000.

(c	)

— Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to BlackRock Health Sciences Opportunities Portfolio (f/k/a BlackRock Health Sciences Portfolio) and BlackRock Exchange Portfolio is incorporated herein by reference to Exhibit 12(t) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement filed on November 3, 2004.

(d	)

— Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to BlackRock Energy Opportunities Fund (f/k/a BlackRock All-Cap Global Resources Portfolio) is incorporated herein by reference to Exhibit 12(u) of Post-Effective Amendment No. 87 to Registrant’s Registration Statement filed on November 19, 2004.

(e	)

— Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to BlackRock Advantage International Fund (f/k/a BlackRock Global Opportunities Portfolio) is incorporated herein by reference to Exhibit 12(v) of Post-Effective Amendment No. 94 to Registrant’s Registration Statement filed on January 27, 2006.

Exhibit Number		Description

(f	)

— Form of Purchase Agreement between Registrant and BlackRock Distributors, Inc. relating to BlackRock Tactical Opportunities Fund (f/k/a BlackRock Managed Volatility Portfolio (f/k/a BlackRock Asset Allocation Portfolio)), BlackRock Advantage Small Cap Growth Fund (f/k/a BlackRock Small Cap Growth Equity Portfolio), BlackRock Mid-Cap Growth Equity Portfolio, BlackRock International Dividend Fund (f/k/a BlackRock International Opportunities Portfolio), BlackRock High Equity Income Fund (f/k/a BlackRock U.S. Opportunities Portfolio), BlackRock Technology Opportunities Fund (f/k/a BlackRock Science & Technology Opportunities Portfolio (f/k/a BlackRock Global Science & Technology Portfolio)), BlackRock Health Sciences Opportunities Portfolio, BlackRock Energy Opportunities Fund (f/k/a BlackRock All-Cap Global Resources Portfolio) and BlackRock Advantage International Fund (f/k/a BlackRock Global Opportunities Portfolio) is incorporated herein by reference to Exhibit 12(x) of Post-Effective Amendment No. 97 to Registrant’s Registration Statement filed on September 19, 2006.

(g	)

— Form of Purchase Agreement between Registrant and BlackRock Investments, LLC relating to BlackRock Commodity Strategies Fund is incorporated herein by reference to Exhibit 12(dd) of Post-Effective Amendment No. 187 to Registrant’s Registration Statement filed on September 29, 2011.

(h	)

— Form of Purchase Agreement between Registrant and BlackRock Investments, LLC relating to BlackRock Advantage Emerging Markets Fund (f/k/a BlackRock Emerging Markets Long/Short Equity Fund) is incorporated herein by reference to Exhibit 12(ee) of Post-Effective Amendment No. 188 to Registrant’s Registration Statement filed on October 6, 2011.

(i	)

— Form of Purchase Agreement between Registrant and BlackRock Investments, LLC relating to BlackRock Real Estate Securities Fund is incorporated herein by reference to Exhibit 12(ff) of Post-Effective Amendment No. 298 to Registrant’s Registration Statement filed on May 31, 2013.

(j	)

— Form of Purchase Agreement between Registrant and BlackRock Investments, LLC relating to BlackRock Short Obligations Fund is incorporated herein by reference to Exhibit 12(hh) of Post-Effective Amendment No. 243 to Registrant’s Registration Statement filed on November 2, 2012.

(k	)

— Form of Purchase Agreement between Registrant and BlackRock Holdco 2, Inc. relating to BlackRock Global Long/Short Equity Fund is incorporated herein by reference to Exhibit 12(ii) of Post-Effective Amendment No. 257 to Registrant’s Registration Statement filed on December 19, 2012.

(l	)

— Form of Purchase Agreement between Registrant and BlackRock Holdco 2, Inc. relating to BlackRock Total Factor Fund (f/k/a BlackRock Strategic Risk Allocation Fund) is incorporated herein by reference to Exhibit 12(kk) of Post-Effective Amendment No. 259 to Registrant’s Registration Statement filed on December 21, 2012.

(m	)

— Form of Purchase Agreement between Registrant and BlackRock Holdco 2, Inc. relating to BlackRock Advantage Small Cap Core Fund (f/k/a BlackRock Disciplined Small Cap Core Fund) is incorporated herein by reference to Exhibit 12(ll) of Post-Effective Amendment No. 282 to Registrant’s Registration Statement filed on March 13, 2013.

(n	)

— Form of Purchase Agreement between Registrant and BlackRock Holdco 2, Inc. relating to iShares Russell Mid-Cap Index Fund (f/k/a BlackRock Midcap Index Fund) is incorporated herein by reference to Exhibit 12(pp) of Post-Effective Amendment No. 454 to Registrant’s Registration Statement filed on May 13, 2015.

(o	)

— Form of Purchase Agreement between Registrant and BlackRock Holdco 2, Inc. relating to iShares Developed Real Estate Index Fund (f/k/a BlackRock Developed Real Estate Index Fund) is incorporated herein by reference to Exhibit 12(tt) of Post-Effective Amendment No. 473 to Registrant’s Registration Statement filed on August 12, 2015.

Exhibit Number		Description

(p	)

— Form of Purchase Agreement between Registrant and BlackRock Holdco 2, Inc. relating to iShares Russell Small/Mid-Cap Index Fund (f/k/a BlackRock Small/Mid Cap Index Fund) is incorporated herein by reference to Exhibit 12(uu) of Post-Effective Amendment No. 474 to Registrant’s Registration Statement filed on August 12, 2015.

(q	)

— Form of Purchase Agreement between Registrant and BlackRock Holdco 2, Inc. relating to iShares Total U.S. Stock Market Index Fund (f/k/a BlackRock Total Stock Market Index Fund) is incorporated herein by reference to Exhibit 12(vv) of Post-Effective Amendment No. 475 to Registrant’s Registration Statement filed on August 12, 2015.

(r	)

— Form of Purchase Agreement between Registrant and BlackRock Holdco 2, Inc. relating to BlackRock Advantage ESG U.S. Equity Fund (f/k/a BlackRock Impact U.S. Equity Fund) is incorporated herein by reference to Exhibit 12(ww) of Post-Effective Amendment No. 486 to Registrant’s Registration Statement filed on October 5, 2015.

(s	)

— Form of Purchase Agreement between Registrant and BlackRock Holdco 2, Inc. relating to iShares Short-Term TIPS Bond Index Fund (f/k/a BlackRock Short-Term Inflation-Protected Securities Index Fund) is incorporated herein by reference to Exhibit 12(xx) of Post-Effective Amendment No. 537 to Registrant’s Registration Statement filed on February 16, 2016.

(t	)

— Form of Purchase Agreement between Registrant and BlackRock Financial Management, Inc. relating to iShares Municipal Bond Index Fund is incorporated herein by reference to Exhibit 12(ccc) of Post-Effective Amendment No. 894 to Registrant’s Registration Statement filed on November 19, 2018.

(u	)

— Form of Purchase Agreement between Registrant and BlackRock Financial Management, Inc. relating to iShares Municipal Bond Index Fund is incorporated herein by reference to Exhibit 12(ddd) of Post-Effective Amendment No. 894 to Registrant’s Registration Statement filed on November 19, 2018.

(v	)

— Form of Purchase Agreement between Registrant and BlackRock Financial Management, Inc. relating to BlackRock China A Opportunities Fund is incorporated herein by reference to Exhibit 12(ddd) of Post-Effective Amendment No. 920 to Registrant’s Registration Statement filed on December 21, 2018.

(w	)

— Form of Purchase Agreement between Registrant and BlackRock Financial Management, Inc. relating to BlackRock Liquid Environmentally Aware Fund is incorporated herein by reference to Exhibit 12(dd) of Post-Effective Amendment No. 945 to Registrant’s Registration Statement filed on April 8, 2019.

(x	)

— Form of Purchase Agreement between Registrant and BlackRock Financial Management, Inc. relating to BlackRock U.S. Impact Fund is incorporated herein by reference to Exhibit 12(cc) of Post-Effective Amendment No. 1028 to Registrant’s Registration Statement filed on May 27, 2020.

(y	)

— Form of Purchase Agreement between Registrant and BlackRock Financial Management, Inc. relating to BlackRock International Impact Fund is incorporated herein by reference to Exhibit 12(dd) of Post-Effective Amendment No. 1028 to Registrant’s Registration Statement filed on May 27, 2020.

(z	)

— Form of Purchase Agreement between Registrant and BlackRock Financial Management, Inc. relating to BlackRock Global Impact Fund is incorporated herein by reference to Exhibit 12(ee) of Post-Effective Amendment No. 1028 to Registrant’s Registration Statement filed on May 27, 2020.

Exhibit Number		Description

(aa	)

— Form of Purchase Agreement between Registrant and BlackRock Financial Management, Inc. relating to BlackRock Advantage ESG International Equity Fund is incorporated herein by reference to Exhibit 12(ff) of Post-Effective Amendment No. 1035 to Registrant’s Registration Statement filed on August 17, 2020.

(bb	)

— Form of Purchase Agreement between Registrant and BlackRock Financial Management, Inc. relating to BlackRock Advantage ESG Emerging Markets Equity Fund is incorporated herein by reference to Exhibit 12(gg) of Post-Effective Amendment No. 1035 to Registrant’s Registration Statement filed on August 17, 2020.

(cc	)

— Form of Purchase Agreement between Registrant and BlackRock Financial Management, Inc. relating to BlackRock Defensive Advantage U.S. Fund is incorporated herein by reference to Exhibit 12(hh) of Post-Effective Amendment No. 1063 to Registrant’s Registration Statement filed on December 14, 2020.

(dd	)

— Form of Purchase Agreement between Registrant and BlackRock Financial Management, Inc. relating to BlackRock Defensive Advantage International Fund is incorporated herein by reference to Exhibit 12(ii) of Post-Effective Amendment No. 1063 to Registrant’s Registration Statement filed on December 14, 2020.

(ee	)

— Form of Purchase Agreement between Registrant and BlackRock Financial Management, Inc. relating to BlackRock Defensive Advantage Emerging Markets Fund is incorporated herein by reference to Exhibit 12(jj) of Post-Effective Amendment No. 1063 to Registrant’s Registration Statement filed on December 14, 2020.

(ff	)

— Form of Purchase Agreement between Registrant and BlackRock Financial Management, Inc. relating to BlackRock SMID-Cap Growth Equity Fund is incorporated herein by reference to Exhibit 12(ff) of Post-Effective Amendment No. 1074 to Registrant’s Registration Statement filed on June 25, 2021.

(gg	)

— Form of Purchase Agreement between Registrant and BlackRock Financial Management, Inc. relating to BlackRock Infrastructure Sustainable Opportunities Fund is incorporated herein by reference to Exhibit 12(gg) of Post-Effective Amendment No. 1096 to Registrant’s Registration Statement filed on September 30, 2021.

(hh	)

— Form of Purchase Agreement between Registrant and BlackRock Financial Management, Inc. relating to BlackRock Global Equity Absolute Return Fund is incorporated herein by reference to Exhibit 12(hh) of Post-Effective Amendment No. 1111 to Registrant’s Registration Statement filed on December 21, 2021.

(ii	)

— Form of Purchase Agreement between Registrant and BlackRock Financial Management, Inc. relating to iShares U.S. Long Credit Bond Index Fund, iShares U.S. Intermediate Credit Bond Index Fund, iShares U.S. Long Government Bond Index Fund, iShares U.S. Intermediate Government Bond Index Fund and iShares U.S. Securitized Bond Index Fund is incorporated herein by reference to Exhibit 12(ii) of Post-Effective Amendment No. 1116 to Registrant’s Registration Statement filed on February 16, 2022.

(jj	)

— Form of Purchase Agreement between Registrant and BlackRock Financial Management, Inc. relating to Circle Reserve Fund is incorporated herein by reference to Exhibit 12(jj) of Post-Effective Amendment No. 1137 to Registrant’s Registration Statement filed on September 1, 2022.

13		—Rule12b-1 Plan.

(a	)	—Formof Distribution and Service Plan is incorporated herein by reference to Exhibit 13(a) of Post-Effective Amendment No. 111 to Registrant’s Registration Statement filed on January 28, 2009.

Exhibit Number		Description

(b	)

—ExhibitA to the Distribution and Service Plan, amended as of April 8, 2022 is incorporated herein by reference to Appendix 13(b) of Post-Effective Amendment No. 1123 to Registrant’s Registration Statement filed on May 26, 2022.

14		—Rule18f-3 Plan.

(a	)

—Amendedand Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class Distribution System is incorporated herein by reference to Exhibit 14(a) of Post-Effective Amendment No. 1122 to Registrant’s Registration Statement filed on May 2, 2022.

15		—Reserved

16		—Codesof Ethics.

(a	)

— Code of Ethics of Registrant, BlackRock Investments, LLC, BlackRock Advisors, LLC, BlackRock Fund Advisors, BlackRock International Limited, BlackRock (Singapore) Limited and BlackRock Asset Management North Asia Limited is incorporated herein by reference to Exhibit 16(a) of Post-Effective Amendment No. 1113 to Registrant’s Registration Statement filed on January 21, 2022.

99		—Powerof Attorney.

(a	)	—Powerof Attorney is incorporated herein by reference to Exhibit 99(a) of Post-Effective Amendment No. 922 to Registrant’s Registration Statement filed on January 22, 2019.

Item 29.    Persons Controlled by or Under Common Control with the Fund.

The Registrant does not control and is not under common control with any other person.

Item 30.    Indemnification.

Indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 9 of the Amended and Restated Distribution Agreement incorporated by reference herein as Exhibit 5(a). Indemnification of Registrant’s Custodians is provided for in Section 12 of the Amended and Restated Custodian Agreement incorporated by reference herein as Exhibit 7(a), Article VIII of the Custody Agreement incorporated by reference herein as Exhibit 7(b), Article V of the Form of Custody Agreement (U.S. Dollar Only) incorporated by reference herein as Exhibit 7(c), Section 7 of the Form of Master Global Custody Agreement incorporated by reference herein as Exhibit 7(d) and Section 15 of the Master Custodian Agreement incorporated by reference herein as Exhibit 7(e). Indemnification of Registrant’s Transfer Agent is provided for in Section 12 of the Transfer Agency and Shareholder Services Agreement incorporated by reference herein as Exhibit 8(g). Indemnification of Registrant’s Administrators is provided for in Section 9 of the Form of Administration Agreement incorporated by reference herein as Exhibit 8(a), Section 9 of the Form of Administration Agreement incorporated by reference herein as Exhibit 8(d) Section 12 of the Form of Administration and Accounting Services Agreement incorporated by reference herein as Exhibit 8(e) and Section 8 of the Administration and Fund Accounting Services Agreement incorporated by reference herein as Exhibit 8(f). Registrant intends to obtain from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant’s Declaration of Trust incorporated by reference herein as Exhibit 1(a) provides as follows:

Indemnification of Trustees, Officers, Representatives and Employees. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trustee shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 9.6 of the Registrant’s Declaration of Trust, incorporated herein by reference to Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Item 31.    Business and Other Connections of the Investment Advisers.

(a) BlackRock Advisors, LLC is an indirect wholly-owned subsidiary of BlackRock, Inc. BlackRock Advisors, LLC was organized in 1994 for the purpose of providing advisory services to investment companies. The information required by this Item 31 about officers and directors of BlackRock Advisors, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock Advisors, LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

(b) BlackRock International Limited (“BIL”). The information required by this Item 31 about officers and directors of BIL, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIL pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51087).

(c) BlackRock Fund Advisors (“BFA”). The information required by this Item 31 about officers and directors of BFA, together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV, filed by BFA pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-22609).

(d) BlackRock Asset Management North Asia Limited (“BNA”) is a wholly-owned subsidiary of BlackRock, Inc. BNA currently offers investment advisory services to pooled investment vehicles, corporations or other businesses and government agencies or quasi-government agencies. The information required by this Item 31 about officers and directors of BNA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BNA pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-77343).

(e) BlackRock (Singapore) Limited (“BSL”) is a wholly-owned subsidiary of BlackRock, Inc. BSL currently offers investment advisory services to pooled investment vehicles, state or municipal government entities and insurance companies. The information required by this Item 31 about officers and directors of BSL, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BSL pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-76926).

Item 32.    Principal Underwriters.

(a) BlackRock Investments, LLC (“BRIL”) acts as the principal underwriter or placement agent, as applicable, for each of the following open-end registered investment companies, including the Registrant:

BlackRock Advantage Global Fund, Inc.	BlackRock Liquidity Funds
BlackRock Advantage SMID Cap Fund, Inc.	BlackRock Mid-Cap Value Series, Inc.
BlackRock Allocation Target Shares	BlackRock Multi-State Municipal Series Trust
BlackRock Bond Fund, Inc.	BlackRock Municipal Bond Fund, Inc.
BlackRock California Municipal Series Trust	BlackRock Municipal Series Trust
BlackRock Capital Appreciation Fund, Inc.	BlackRock Natural Resources Trust
BlackRock Emerging Markets Fund, Inc.	BlackRock Series Fund, Inc.
BlackRock Equity Dividend Fund	BlackRock Series Fund II, Inc.
BlackRock ETF Trust	BlackRock Series, Inc.
BlackRock ETF Trust II	BlackRock Strategic Global Bond Fund, Inc.
BlackRock EuroFund	BlackRock Sustainable Balanced Fund, Inc.
BlackRock Financial Institutions Series Trust	BlackRock Unconstrained Equity Fund
BlackRock FundsSM	BlackRock Variable Series Funds, Inc.
BlackRock Funds II	BlackRock Variable Series Funds II, Inc.
BlackRock Funds III	iShares, Inc.
BlackRock Funds IV	iShares Trust
BlackRock Funds V	iShares U.S. ETF Trust
BlackRock Funds VI	Managed Account Series
BlackRock Funds VII, Inc.	Managed Account Series II
BlackRock Global Allocation Fund, Inc.	Master Bond LLC
BlackRock Index Funds, Inc.	Master Investment Portfolio
BlackRock Large Cap Focus Growth Fund, Inc.	Master Investment Portfolio II
BlackRock Large Cap Focus Value Fund, Inc.	Master Large Cap Series LLC
BlackRock Large Cap Series Funds, Inc.	Quantitative Master Series LLC

BRIL also acts as the distributor or placement agent for the following closed-end registered investment companies:

BlackRock Core Bond Trust

BlackRock Corporate High Yield Fund, Inc.

BlackRock Credit Strategies Fund

BlackRock Health Sciences Trust

BlackRock Hedge Fund Guided Portfolio Solution

BlackRock Income Trust, Inc.

BlackRock Investment Quality Municipal Trust, Inc.

BlackRock Limited Duration Income Trust

BlackRock Multi-Sector Income Trust

BlackRock MuniAssets Fund, Inc.

BlackRock Municipal Income Trust

BlackRock Municipal Income Trust II

BlackRock Private Investments Fund

BlackRock Science and Technology Trust

BlackRock Taxable Municipal Bond Trust

BlackRock Utilities, Infrastructure & Power Opportunities Trust

BRIL provides numerous financial services to BlackRock-advised funds and is the distributor of BlackRock’s open-end funds. These services include coordinating and executing Authorized Participation Agreements, preparing, reviewing and providing advice with respect to all sales literature and responding to Financial Industry Regulatory Authority comments on marketing materials.

(b) Set forth below is information concerning each director and officer of BRIL. The principal business address of each such person is 40 East 52nd Street, New York, New York 10022.

Name	Position(s) and Office(s) with BRIL	Position(s) and Office(s) with Registrant
Abigail Reynolds	Chairman and Member, Board of Managers, and Chief Executive Officer	None
Christopher Meade	Chief Legal Officer, General Counsel and Senior Managing Director	None
Lauren Bradley	Chief Financial Officer and Vice President	None
Gregory Rosta	Chief Compliance Officer and Director	None
Jon Maro	Chief Operating Officer and Director	None
Andrew Dickson	Secretary and Managing Director	None
Terri Slane	Assistant Secretary and Director	None
Anne Ackerley	Member, Board of Managers, and Managing Director	None
Michael Bishopp	Managing Director	None
Samara Cohen	Managing Director	None
Jonathan Diorio	Managing Director	None
Lisa Hill	Managing Director	None
Brendan Kyne	Managing Director	None
Martin Small	Member, Board of Managers, and Managing Director	None
Jonathan Steel	Managing Director	None
Ariana Brown	Director	None
Chris Nugent	Director	None
Lourdes Sanchez	Vice President	None

Name	Position(s) and Office(s) with BRIL	Position(s) and Office(s) with Registrant
Lisa Belle	Anti-Money Laundering Officer	Anti-Money Laundering Compliance Officer
Zach Buchwald	Member, Board of Managers	None
Gerald Pucci	Member, Board of Managers	None
Philip Vasan	Member, Board of Managers	None

(c) Not applicable.

Item 33.    Location of Accounts and Records.

Omitted pursuant to Instruction 3 of Item 33 of Form N-1A.

Item 34.    Management Services.

None.

Item 35.    Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on November 22, 2022.

BLACKROCK FUNDSSM (REGISTRANT) ON BEHALF OF
BLACKROCK LIQUID ENVIRONMENTALLY AWARE FUND

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Trustee, President and Chief Executive Officer (Principal Executive Officer)	November 22, 2022

/S/ TRENT WALKER (Trent Walker)	Chief Financial Officer (Principal Financial and Accounting Officer)	November 22, 2022

SUSAN J. CARTER* (Susan J. Carter)	Trustee

COLLETTE CHILTON* (Collette Chilton)	Trustee

NEIL A. COTTY* (Neil A. Cotty)	Trustee

LENA G. GOLDBERG* (Lena G. Goldberg)	Trustee

HENRY R. KEIZER* (Henry R. Keizer)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

DONALD C. OPATRNY* (Donald C. Opatrny)	Trustee

JOSEPH P. PLATT* (Joseph P. Platt)	Trustee

Signature	Title	Date

MARK STALNECKER* (Mark Stalnecker)	Trustee

KENNETH L. URISH* (Kenneth L. Urish)	Trustee

CLAIRE A. WALTON* (Claire A. Walton)	Trustee

ROBERT FAIRBAIRN* (Robert Fairbairn)	Trustee

*By:	/S/ JANEY AHN	November 22, 2022
(Janey Ahn, Attorney-in-Fact)

EXHIBIT INDEX

Exhibit Number		Description

10	(a)	Consent of Independent Registered Public Accounting Firm.